COLT 2026-6 Mortgage Loan Trust ABS-15G

Exhibit 99.3

Exception Grades
Run Date - 7/21/2026 12:54:34 PM

SitusAMC Loan ID	Customer Loan ID	Seller Loan ID	Mapped ID	Deal ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Waived with Regrade	Exception Level Grade	DBRS Initial Exception Rating	DBRS Final Exception Rating	Fitch Initial Exception Rating	Fitch Final Exception Rating	Kroll Initial Exception Rating	Kroll Final Exception Rating	Moody's Initial Exception Rating	Moody's Final Exception Rating	S&P Initial Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
XXXX	XXXX	XXXX	XXXX	4350121262	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide corrected Note removing the non-borrower. Only individuals signing as a borrower should execute the Note.				Reviewer Comment (XXXX-05-13): Updated Note provided.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121262	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien	TRID Final Closing Disclosure XXXX on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Final/XXXX)	TRID Final Closing Disclosure XXXX on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2.				Reviewer Comment (XXXX-05-04): XXXXXXXX received seller CD and as per final SS, no seller paid fees.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350121262	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Interim Closing Disclosure Timing Regular APR Change	TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure issued on XXXX contains a change in APR and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation.	Closing Disclosure issued on XXXX contains a change in APR and a complete Closing Disclosure was not received by borrower at least three business days prior to consummation.	Reviewer Comment (XXXX-05-04): XXXXXXXX received interim CD dated 0XXXX.

Reviewer Comment (XXXX-04-27): That an APR decreases doe not necessarily exclude from the timing requirement.  XXXX further clarified the regulation in the FAQ Question #2 which further clarifies the requirement: Under 1026.19(f)(2)(ii), if the annual percentage rate disclosed under 1026.38(o)(4) becomes inaccurate, as defined in 1026.22, a new 3-day waiting period is required and the creditor must ensure that the consumer receives the corrected disclosures at least 3 business days prior to consummation.  The XXXX clarifies this point further, specific to APR decreases, in Question #2 of its published FAQS (FAQs published in XXXX to clarify and further expand on the broad notation in the XXXX Small Entity Compliance guide indicating APR decreases do not trigger an additional 3-day waiting period): XXXX.  A disclosed APR is accurate under Regulation Z if the difference between the disclosed APR and the actual APR for the loan is within an applicable tolerance in Regulation Z, 12 CFR § 1026.22(a). For transactions secured by real property or a dwelling, Regulation Z includes several tolerances that might apply, including a tolerance whereby the disclosed APR is considered accurate if it results from the disclosed finance charge being overstated. See 12 CFR § 1026.22(a)(4). The APR disclosed on the XXXX CD (which is the last CD received by the borrower at least 3-business days prior to consummation) is 7.208%. The XXXX CD discloses an APR of 7.04% which is an APR decrease of 0.168% which exceeds the tolerance for accuracy under 1026.22 of 0.125%. Pursuant to 1026.22(a)(4) an overstated would be considered accurate if it results from the disclosed finance charge being overstated. In the case of this loan, the corresponding disclosed finance charge on the XXXX CD (XXXX) was NOT overstated, therefore the provision under 1026.22(a)(4) would not apply, and the overstated APR of 7.208% compared to the new APR of 7.04% would be considered “inaccurate” under 1026.22 and require a new 3-day waiting period. CD Issue Date:    Disclosed APR:    Finance Charge:    In the same XXXX FAQ, the Bureau points to the Federal Reserve’s Consumer Compliance Outlook, First Quarter XXXX available at: XXXX which provides additional information related to APR accuracy. Below is an excerpt from the aforementioned Federal Reserve Consumer Compliance Outlook:   Lenders must be very careful in assuming that overstated APRs do not trigger redisclosure and a three-business-day waiting period. Make sure your system is not automatically set up to generate corrected TILA disclosures only if the disclosed APR is understated. To apply the MDIA rules correctly and avoid violations of Regulation Z, lenders must determine the cause of the overstatement. An overstated APR that corresponds directly with an overstated finance charge is within tolerance and redisclosure is not required. However, not every overstatement of an APR is caused by an overstated finance charge. If there is no finance charge overstatement and the disclosed APR exceeds the 1/8 of a percent tolerance (1/4 of a percent for irregular transactions), or if the disclosed APR exceeds the APR corresponding to an overstated finance charge, redisclosure with a three-business-day waiting period is required. Specific issues and questions should be raised with the consumer compliance contact at your Reserve Bank or with your primary regulator.  In sum, the APR disclosed on XXXX decreased as a result of the increase in loan amount and fee adjustments and this resulted in the previously disclosed APR of 7.208% to decrease beyond the .125 tolerance for accuracy under 1026.22 and because the decrease does not correspond to an overstated finance charge, the APR is not considered accurate under 1026.22(a)(4) which in turn triggers the additional 3-day waiting period requirement under 1026.19(f)(2)(ii) applicable when a previously disclosed APR “becomes inaccurate” as defined under 1026.22.  XXXX     The overstated APR would have to result from the overstated finance charge in order to be considered ‘accurate’ and therefore not trigger an additional 3-day waiting period. See below from the Federal Reserve’s Consumer Compliance Outlook:  An overstated APR that corresponds directly with an overstated finance charge is within tolerance and redisclosure is not required. However, not every overstatement of an APR is caused by an overstated finance charge. If there is no finance charge overstatement and the disclosed APR exceeds the 1/8 of a percent tolerance (1/4 of a percent for irregular transactions), or if the disclosed APR exceeds the APR corresponding to an overstated finance charge, redisclosure with a three-business-day waiting period is required.  The general rule for determining the accuracy of an APR for transactions secured by real property is that if the finance charge is overstated, and as a result, the corresponding APR is overstated, that APR would be considered accurate. Therefore, it is tempting to presume that any overstatement of an APR for transactions secured by real property would never trigger the three-business-day waiting period in addition to redisclosure. However, this presumption is not always correct. Overstatements of APRs can trigger redisclosure along with the three-business-day waiting period, as illustrated in the example below.  Assume an XXXX loan secured by real property with an annual interest rate of 13 percent with no prepaid finance charges, and 60 monthly payments of XXXX. However, the lender included a XXXX title search fee as a finance charge. The title search fee is not a finance charge. With no other charges except interest, the actual APR in this example would be 13 percent. The APR that corresponds to the XXXX overstated finance charge would be 14.71 percent. The lender disclosed a 14.85 percent APR, which is unrelated to the overstated finance charge.  …a disclosed APR that is not the direct result of an overstated finance charge can be subject to redisclosure even if the APR is overstated. If the disclosed APR is overstated beyond the APR that corresponds to the overstated finance charge, 14.71 percent in this example, the disclosed APR is not considered accurate, which triggers the rules of redisclosure, including an additional three-business-day waiting period.  XXXX CD reflects 7.581% APR & Finance Charge of XXXX the next CD provided in file for testing is the XXXX Final CD which then disclosed APR of 7.841% and an "Increasing" Finance Charge of XXXX.  Both APR & Finance charge were not overstated on the prior CD.  If any CD's were not provided that would address this, please provide.

Seller Comment (XXXX-04-24): (Rate Lock) APR decreases do not trigger a reset of the 3?'day clock, please review
																				XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	No Defined Cure	C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121262	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower. (7520)	Credit Report Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower.				Reviewer Comment (XXXX-0XXXX): XXXXXXXX Received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD. Reviewer Comment (XXXX-05-04): XXXXXXXX received corrected PCCD and LOE for cure but missing copy of refund check and proof of mailing.	XXXX	XXXX	XXXX	No	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350121263	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.90 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.		Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Miscellaneous	Reserves: 112.21 Guideline Requirement: 6.00 Housing payment history is 0x30x24 or better	XXXX	Reviewer Comment (XXXX-03-06): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121263	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: 1007 Rent Comparison Schedule not provided						Reviewer Comment (XXXX-03-25): 1007 from appraisal being used for value provided. Seller Comment (XXXX-03-23): (Rate Lock) A second 1007 is not needed as the reason for a second appraisal is to assess the value of the home and to see the variance from the first appraisal Reviewer Comment (XXXX-03-18): 1007 from other appraisal missing.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121263	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Note Addendum - Prepayment not provided		Note addendum is not signed by the borrower.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Miscellaneous Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.	Reserves: 112.21 Guideline Requirement: 6.00 Housing payment history is 0x30x24 or better	XXXX	Reviewer Comment (XXXX-06-25): Email received. Client accepts this exception.	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	Yes
XXXX	XXXX	XXXX	XXXX	4350121263	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided	Borrowing Entity's Operating Agreement not executed by the Member. *****UPDATE XXXX****** Operating Agreement states there is a Schedule and refers to throughout the document. Please provide Schedule A for the XXXX XXXX. and signed copy of OA.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Miscellaneous Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.	Reserves: 112.21 Guideline Requirement: 6.00 Housing payment history is 0x30x24 or better	XXXX	Reviewer Comment (XXXX-06-23): Lender Exception with Compensating Factors provided. Downgraded and Waived.

Seller Comment (XXXX-06-19): (Rate Lock) exception for all member on LLC not individuals and only manager signed op agreement.  Was not obtained in underwriting since UW thought we were good with EIN showing our borrower as sole member

Reviewer Comment (XXXX-06-16): Missing Schedule A and signed copy of the Operating Agreement.

Reviewer Comment (XXXX-06-12): Operating Agreement states there is a Schedule and refers to throughout the document.  Please provide Schedule A for the XXXX XXXX.

Reviewer Comment (XXXX-06-11): The available operating agreement reflects the member name as XXXX XXXX, XXXX F/B/O XXXX. XXXX. A fully executed agreement, duly signed by the member, is required and has not been received. Exception remains.

Seller Comment (XXXX-06-10): (Rate Lock) Member shows f/b/o our borrower who did sign so this would be another unneeded signature
																				XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121263	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Operating Agreement required for the Entity (XXXX) owner of the Borrowing Entity.				Reviewer Comment (XXXX-06-12): The manager is authorized to bind on behalf of the company. Reviewer Comment (XXXX-06-11): The available operating agreement reflects the member name as XXXX XXXX, XXXX F/B/O XXXX. XXXX. A fully executed agreement, duly signed by the member, is required. Exception remains. Seller Comment (XXXX-06-10): (Rate Lock) operating agreement contradicts EIN and borrower did not sign under the IRA.?	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121263	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Issue: Ineligible borrower		All members of the borrowing entity are not natural persons.				Reviewer Comment (XXXX-04-27): Received EIN in trailing docs.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121263	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	1003 Error: Current Zip was not provided	Borrower: XXXX XXXX XXXX of IRA f/b/o XXXX. XXXX	Provide address information for the member entity.				Reviewer Comment (XXXX-03-13): Client accepts EV2 Grade and elects to Waive. Seller Comment (XXXX-03-13): (Rate Lock) EV2 accept please waive	XXXX	XXXX	XXXX	No	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121263	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	1003 Error: Current State was not provided	Borrower: XXXX XXXX XXXX of IRA f/b/o XXXX. XXXX	Provide address information for the member entity.				Reviewer Comment (XXXX-03-13): Client accepts EV2 Grade and elects to Waive. Seller Comment (XXXX-03-13): (Rate Lock) EV2 accept please waive	XXXX	XXXX	XXXX	No	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121263	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	1003 Error: Current City was not provided	Borrower: XXXX XXXX XXXX of IRA f/b/o XXXX. XXXX	Provide address information for the member entity.				Reviewer Comment (XXXX-03-13): Client accepts EV2 Grade and elects to Waive. Seller Comment (XXXX-03-13): (Rate Lock) EV2 accept please waive	XXXX	XXXX	XXXX	No	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121263	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	1003 Error: Current Street was not provided	Borrower: XXXX XXXX XXXX of IRA f/b/o XXXX. XXXX	Provide address information for the member entity.				Reviewer Comment (XXXX-03-13): Client accepts EV2 Grade and elects to Waive. Seller Comment (XXXX-03-13): (Rate Lock) EV2 accept please waive	XXXX	XXXX	XXXX	No	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121263	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Trust Agreement not provided		Missing Trust documents if borrowing entity is a Trust.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Miscellaneous Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.	Reserves: 112.21 Guideline Requirement: 6.00 Housing payment history is 0x30x24 or better	XXXX	Reviewer Comment (XXXX-06-23): Lender Exception with Compensating Factors provided. Downgraded and Waived. Seller Comment (XXXX-06-19): (Rate Lock) exception for all member on LLC not individuals and only manager signed op agreement. Was not obtained in underwriting since UW thought we were good with EIN showing our borrower as sole member Reviewer Comment (XXXX-06-12): Operating agreement shows XXXX. Please provide trust agreement to verify ownership. Seller Comment (XXXX-06-10): (Rate Lock) Not in a trust, please clear Reviewer Comment (XXXX-04-27): Trust documents were not provided.	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121264	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Lender approved exception for 6 overdrafts in the previous 12 months.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least XXXX0.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The representative FICO score exceeds the guideline minimum by at least 40 points.

																Miscellaneous	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-04-08): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Second Home	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121264	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX Third Party Verification	CPA letter shows business entity as XXXX XXXX, LLC. All other documents in file show XXXX XXXX, Inc. Please provide a corrected CPA letter. *****UPDATED XXXX******Updated 1003 reflecting period of self employment and the 4 years prior the borrower was employed in the same line of work required. Loan file missing pre-close verification of 4 yr prior in same line of work. Borrower previously worked for XXXX XXXX and now owns XXXX XXXX Inc.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least XXXX0.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The representative FICO score exceeds the guideline minimum by at least 40 points.

Miscellaneous	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-06-29): Lender Exception with Compensating Factors provided for Guidelines requirement of 4 years same line of work. Downgraded and Waived.

Reviewer Comment (XXXX-06-25): Loan file missing pre-close verification of 4 yr prior in same line of work. Borrower previously worked for XXXX XXXX and now owns XXXX XXXX Inc. CPA letter states that they could use the name but did not state the borrower operated that business at the time prior to starting own business.

Reviewer Comment (XXXX-06-22): None of the documentation provided show that XXXX XXXX, Inc DBA XXXX XXXX, LLC is actually active. The CPA letter does not specify this. Please provide evidence that the business has been active within 120 days of the Note date.

Seller Comment (XXXX-06-18): (Rate Lock) UW verified prior to closing with CPA letter and got an exception in underwriting so assumed we were good to go.

Reviewer Comment (XXXX-06-17): Updated 1003 provided. Loan file missing pre-close verification of 4 yr prior in same line of work. Name on CPA letter does not match name on Articles of Incorporation and bank statements used for income. Regarding the lender exception provided, please state what third-party documentation was used to verify employment status pre-consummation in order to consider alternative documentation as a compensating factor for employment status verification. Please make sure the exception is clearly documented with what specifically was relied on pre-close to verify employment status. Anything dated after closing would not be part of the consideration for Non-QM.

Reviewer Comment (XXXX-06-11): Four years employment history was not provided in file.

Reviewer Comment (XXXX-06-04): Please provide evidence of borrower's position when employed by XXXX XXXX company, before they became owner. WVOE shows borrower was last employed on XXXX before becoming an owner on XXXX. Please provide an explanation letter explaining the reason for the gap in employment.

Seller Comment (XXXX-06-03): (Rate Lock) Less than 2 years SE provided WVOE to evidence 4 year prior work history

Reviewer Comment (XXXX-05-22): The other company started in XXXX (XXXX XXXX) does not belong to the borrower as he was not born until XXXX.
As shown by doc 524, the borrower owns XXXX XXXX, Inc. XXXX XXXX is a different company owned by a different man. Does the broker/Correspondent have a screenshot of when they downloaded the Articles of INC from the SOS? Or a snip of the Sec of State search page, because it shows the business as active.
																				XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Second Home	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121264	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Loan Designation discrepancy due to CPA letter showing a different business name. *****UPDATED XXXX******Updated 1003 reflecting period of self employment and the 4 years prior the borrower was employed in the same line of work required. Loan file missing pre-close verification of 4 yr prior in same line of work. Borrower previously worked for XXXX XXXX and now owns XXXX XXXX Inc.	Reviewer Comment (XXXX-06-17): Updated 1003 provided. Loan file missing pre-close verification of 4 yr prior in same line of work. Name on CPA letter does not match name on Articles of Incorporation and bank statements used for income. Regarding the lender exception provided, please state what third-party documentation was used to verify employment status pre-consummation in order to consider alternative documentation as a compensating factor for employment status verification. Please make sure the exception is clearly documented with what specifically was relied on pre-close to verify employment status. Anything dated after closing would not be part of the consideration for non-QM. System cleared.

Reviewer Comment (XXXX-06-17): Updated 1003 provided. Loan file missing pre-close verification of 4 yr prior in same line of work. Name on CPA letter does not match name on Articles of Incorporation and bank statements used for income. Regarding the lender exception provided, please state what third-party documentation was used to verify employment status pre-consummation in order to consider alternative documentation as a compensating factor for employment status verification. Please make sure the exception is clearly documented with what specifically was relied on pre-close to verify employment status. Anything dated after closing would not be part of the consideration for Non-QM.

Reviewer Comment (XXXX-06-11): Updated 1003 was not provided. Exception remains.

Reviewer Comment (XXXX-06-05): XXXX sent in shows start date XXXX. This does not verify 4 years in same line. Doc showing start date XXXX does not have position held. Provide corrected 1003 as well with prior employment since business originated less than 2 yrs prior.

Reviewer Comment (XXXX-06-04): Please provide evidence of borrower's position when employed by XXXX XXXX company, before they became owner. WVOE shows borrower was last employed on XXXX before becoming an owner on XXXX. Please provide an explanation letter explaining the reason for the gap in employment.

Seller Comment (XXXX-06-03): (Rate Lock) Less than 2 years SE provided WVOE to evidence 4 year prior work history

Reviewer Comment (XXXX-05-22): The other company started in XXXX (XXXX XXXX) does not belong to the borrower as he was not born until XXXX.
As shown by doc 524, the borrower owns XXXX XXXX, Inc. XXXX XXXX is a different company owned by a different man. Does the broker/Correspondent have a screenshot of when they downloaded the Articles of INC from the SOS? Or a snip of the Sec of State search page, because it shows the business as active.

Seller Comment (XXXX-05-21): (Rate Lock) There are no USDOT records for XXXX XXXX, LLC which there would be if it was a different company since they do tow trucks (confirmed by articles of incorporation also uploaded).? Additionally I cannot find anything on XXXX XXXX, LLC outside of the registration.? Everything is under XXXX XXXX, Inc.

Reviewer Comment (XXXX-05-18): Exception is to correct CPA letter with accurate business name to match name on bank statements being used for income.
																				XXXX	XXXX	XXXX	No	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Second Home	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350121264	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General Ability to Repay Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	Waterfall due to CPA letter showing a different business name.	Reviewer Comment (XXXX-06-30): Client accepts EV2 Grade and elects to Waive.

Seller Comment (XXXX-06-30): (Rate Lock) EV2 accept please waive

Reviewer Comment (XXXX-06-29): Regraded to EV2-B based on comp factors described in related exceptions.

Reviewer Comment (XXXX-06-25): Loan file missing pre-close verification of 4 yr prior in same line of work. Borrower previously worked for XXXX XXXX and now owns XXXX XXXX Inc. CPA letter states that they could use the name but did not state the borrower operated that business at the time prior to starting own business.

Reviewer Comment (XXXX-06-22): None of the documentation provided show that XXXX XXXX, Inc DBA XXXX XXXX, LLC is actually active. The CPA letter does not specify this. Please provide evidence that the business has been active within 120 days of the Note date.

Seller Comment (XXXX-06-18): (Rate Lock) UW verified prior to closing with CPA letter and got an exception in underwriting so assumed we were good to go.

Reviewer Comment (XXXX-06-17): Updated 1003 provided. Loan file missing pre-close verification of 4 yr prior in same line of work.

Reviewer Comment (XXXX-06-11): Updated 1003 was not provided. Exception remains.

Reviewer Comment (XXXX-06-05): XXXX sent in shows start date XXXX. This does not verify 4 years in same line. Doc showing start date XXXX does not have position held. Provide corrected 1003 as well with prior employment since business originated less than 2 yrs prior.

Reviewer Comment (XXXX-06-04): Please provide evidence of borrower's position when employed by XXXX XXXX company, before they became owner. WVOE shows borrower was last employed on XXXX before becoming an owner on XXXX. Please provide an explanation letter explaining the reason for the gap in employment.

Seller Comment (XXXX-06-03): (Rate Lock) Less than 2 years SE provided WVOE to evidence 4 year prior work history

Reviewer Comment (XXXX-05-22): The other company started in 1986 (XXXX XXXX) does not belong to the borrower as he was not born until XXXX.
As shown by doc 524, the borrower owns XXXX XXXX, Inc. XXXX XXXX is a different company owned by a different man. Does the broker/Correspondent have a screenshot of when they downloaded the Articles of INC from the SOS? Or a snip of the Sec of State search page, because it shows the business as active.

Reviewer Comment (XXXX-05-18): EXCEPTION HISTORY - Exception Detail was updated on XXXX PRIOR Exception Detail: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.

Reviewer Comment (XXXX-05-18): Exception is to correct CPA letter with accurate business name to match name on bank statements being used for income.
																				XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Second Home	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121264	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Borrower not S/E 2 years and business not open 2 years. *****UPDATED XXXX******Updated 1003 reflecting period of self employment and the 4 years prior the borrower was employed in the same line of work required. Loan file missing pre-close verification of 4 yr prior in same line of work. Borrower previously worked for XXXX XXXX and now owns XXXX XXXX Inc.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least XXXX0.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The representative FICO score exceeds the guideline minimum by at least 40 points.

Miscellaneous	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-06-29): Lender Exception with Compensating Factors provided for Guidelines requirement of 4 years same line of work. Downgraded and Waived.

Reviewer Comment (XXXX-06-25): Loan file missing pre-close verification of 4 yr prior in same line of work. Borrower previously worked for XXXX XXXX and now owns XXXX XXXX Inc. CPA letter states that they could use the name but did not state the borrower operated that business at the time prior to starting own business.

Reviewer Comment (XXXX-06-22): None of the documentation provided show that XXXX XXXX, Inc DBA XXXX XXXX, LLC is actually active. The CPA letter does not specify this. Please provide evidence that the business has been active within 120 days of the Note date.

Seller Comment (XXXX-06-18): (Rate Lock) UW verified prior to closing with CPA letter and got an exception in underwriting so assumed we were good to go.

Reviewer Comment (XXXX-06-17): Updated 1003 provided. Loan file missing pre-close verification of 4 yr prior in same line of work.

Reviewer Comment (XXXX-06-12): Updated 1003 reflecting period of self employment and the 4 years prior the borrower was employed in the same line of work required. Loan file missing pre-close verification of 4 yr prior in same line of work.

Reviewer Comment (XXXX-06-11): Updated 1003 was not provided. Exception remains.

Reviewer Comment (XXXX-06-05): TWN sent in shows start date XXXX. This does not verify 4 years in same line. Doc showing start date XXXX does not have position held. Provide corrected 1003 as well with prior employment since business originated less than 2 yrs prior.

Reviewer Comment (XXXX-06-04): Please provide evidence of borrower's position when employed by XXXX XXXX company, before they became owner. WVOE shows borrower was last employed on XXXX before becoming an owner on XXXX. Please provide an explanation letter explaining the reason for the gap in employment.

Seller Comment (XXXX-06-03): (Rate Lock) Less than 2 years SE provided WVOE to evidence 4 year prior work history
																				XXXX	XXXX	XXXX	Yes	2		B		B		B		B		B	XXXX	XXXX	Second Home	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121264	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Employment Error: Employment job title not provided.	Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XXXX	Evidence borrower was in the same line of work for 4 years prior not provided. Document in file is dated post close and does not show positions held to verify same line of work.				Reviewer Comment (XXXX-06-11): Job title provided.	XXXX	XXXX	XXXX	No	1		A		A		A		A		A	XXXX	XXXX	Second Home	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121264	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income Data was not provided	Income Source and Qualifying Monthly Income Amount are required. (XXXX,XXXX XXXX XXXX, Inc/Wages)	Wage income from XXXX XXXX, Inc was not provided.	Reviewer Comment (XXXX-06-30): Client accepts EV2 Grade and elects to Waive.

Seller Comment (XXXX-06-30): (Rate Lock) EV2 accept please waive

Reviewer Comment (XXXX-06-29): Regraded to EV2-B based on comp factors described in related exceptions.

Reviewer Comment (XXXX-06-25): Loan file missing pre-close verification of 4 yr prior in same line of work. Borrower previously worked for XXXX XXXX and now owns XXXX XXXX Inc. CPA letter states that they could use the name but did not state the borrower operated that business at the time prior to starting own business.

Reviewer Comment (XXXX-06-22): None of the documentation provided show that XXXX XXXX, Inc DBA XXXX XXXX, LLC is actually active. The CPA letter does not specify this. Please provide evidence that the business has been active within 120 days of the Note date.

Seller Comment (XXXX-06-18): (Rate Lock) UW verified prior to closing with CPA letter and got an exception in underwriting so assumed we were good to go.
																				XXXX	XXXX	XXXX	Yes	2		B		B		B		B		B	XXXX	XXXX	Second Home	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121264	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	Updated 1003 provided. Loan file missing pre-close verification of 4 yr prior in same line of work. Name on CPA letter does not match name on Articles of Incorporation and bank statements used for income. Regarding the lender exception provided, please state what third-party documentation was used to verify employment status pre-consummation in order to consider alternative documentation as a compensating factor for employment status verification. Please make sure the exception is clearly documented with what specifically was relied on pre-close to verify employment status. Anything dated after closing would not be part of the consideration for Non-QM.	Reviewer Comment (XXXX-06-29): Loan is Non-QM.

Reviewer Comment (XXXX-06-25): Loan file missing pre-close verification of 4 yr prior in same line of work. Borrower previously worked for XXXX XXXX and now owns XXXX XXXX Inc. CPA letter states that they could use the name but did not state the borrower operated that business at the time prior to starting own business.

Reviewer Comment (XXXX-06-25): SOS document provided is for XXXX XXXX Inc. CPA letter does not state business is active. Please provide evidence dated within 120 days prior to note date that business is active.

Reviewer Comment (XXXX-06-22): None of the documentation provided show that XXXX XXXX, Inc DBA XXXX XXXX, LLC is actually active. The CPA letter does not specify this. Please provide evidence that the business has been active within 120 days of the Note date.

Seller Comment (XXXX-06-18): (Rate Lock) UW verified prior to closing with CPA letter and got an exception in underwriting so assumed we were good to go.
																				XXXX	XXXX	XXXX	No	1		A		A		A		A		A	XXXX	XXXX	Second Home	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350121264	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Employment - W-2	Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXXX,XXXX XXXX XXXX, Inc/Wages)	Updated 1003 provided. Loan file missing pre-close verification of 4 yr prior in same line of work. Name on CPA letter does not match name on Articles of Incorporation and bank statements used for income. Regarding the lender exception provided, please state what third-party documentation was used to verify employment status pre-consummation in order to consider alternative documentation as a compensating factor for employment status verification. Please make sure the exception is clearly documented with what specifically was relied on pre-close to verify employment status. Anything dated after closing would not be part of the consideration for Non-QM.	Reviewer Comment (XXXX-06-30): Client accepts EV2 Grade and elects to Waive.

Seller Comment (XXXX-06-30): (Rate Lock) EV2 accept please waive

Reviewer Comment (XXXX-06-29): Regraded to EV2-B based on comp factors described in related exceptions.

Reviewer Comment (XXXX-06-25): Loan file missing pre-close verification of 4 yr prior in same line of work. Borrower previously worked for XXXX XXXX and now owns XXXX XXXX Inc. CPA letter states that they could use the name but did not state the borrower operated that business at the time prior to starting own business.

Reviewer Comment (XXXX-06-25): SOS document provided is for XXXX XXXX Inc. CPA letter does not state business is active. Please provide evidence dated within 120 days prior to note date that business is active.

Reviewer Comment (XXXX-06-22): None of the documentation provided show that XXXX XXXX, Inc DBA XXXX XXXX, LLC is actually active. The CPA letter does not specify this. Please provide evidence that the business has been active within 120 days of the Note date.

Seller Comment (XXXX-06-18): (Rate Lock) UW verified prior to closing with CPA letter and got an exception in underwriting so assumed we were good to go.
																				XXXX	XXXX	XXXX	Yes	2		B		B		B		B		B	XXXX	XXXX	Second Home	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121264	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - Wages	Ability to Repay (Dodd-Frank 2014): Unable to verify income due to, missing W-2, Paystub, LES, ETS or WVOE. (XXXX,XXXX XXXX XXXX, Inc/Wages)	Updated 1003 provided. Loan file missing pre-close verification of 4 yr prior in same line of work. Name on CPA letter does not match name on Articles of Incorporation and bank statements used for income. Regarding the lender exception provided, please state what third-party documentation was used to verify employment status pre-consummation in order to consider alternative documentation as a compensating factor for employment status verification. Please make sure the exception is clearly documented with what specifically was relied on pre-close to verify employment status. Anything dated after closing would not be part of the consideration for non-QM.	Reviewer Comment (XXXX-06-30): Client accepts EV2 Grade and elects to Waive.

Seller Comment (XXXX-06-30): (Rate Lock) EV2 accept please waive

Reviewer Comment (XXXX-06-29): Regraded to EV2-B based on comp factors described in related exceptions.

Reviewer Comment (XXXX-06-25): Loan file missing pre-close verification of 4 yr prior in same line of work. Borrower previously worked for XXXX XXXX and now owns XXXX XXXX Inc. CPA letter states that they could use the name but did not state the borrower operated that business at the time prior to starting own business.

Reviewer Comment (XXXX-06-25): SOS document provided is for XXXX XXXX Inc. CPA letter does not state business is active. Please provide evidence dated within 120 days prior to note date that business is active.

Reviewer Comment (XXXX-06-22): None of the documentation provided show that XXXX XXXX, Inc DBA XXXX XXXX, LLC is actually active. The CPA letter does not specify this. Please provide evidence that the business has been active within 120 days of the Note date.

Seller Comment (XXXX-06-18): (Rate Lock) UW verified prior to closing with CPA letter and got an exception in underwriting so assumed we were good to go.
																				XXXX	XXXX	XXXX	Yes	2		B		B		B		B		B	XXXX	XXXX	Second Home	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121264	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): Ability to Repay (Dodd-Frank 2014): There are one or more guideline deficiencies related to income and/or asset doc requirements which may impact the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Updated 1003 provided. Loan file missing pre-close verification of 4 yr prior in same line of work. Name on CPA letter does not match name on Articles of Incorporation and bank statements used for income. Regarding the lender exception provided, please state what third-party documentation was used to verify employment status pre-consummation in order to consider alternative documentation as a compensating factor for employment status verification. Please make sure the exception is clearly documented with what specifically was relied on pre-close to verify employment status. Anything dated after closing would not be part of the consideration for non-QM.	Reviewer Comment (XXXX-06-17): Updated 1003 provided. Loan file missing pre-close verification of 4 yr prior in same line of work. Name on CPA letter does not match name on Articles of Incorporation and bank statements used for income. Regarding the lender exception provided, please state what third-party documentation was used to verify employment status pre-consummation in order to consider alternative documentation as a compensating factor for employment status verification. Please make sure the exception is clearly documented with what specifically was relied on pre-close to verify employment status. Anything dated after closing would not be part of the consideration for non-QM. System cleared.
																				XXXX	XXXX	XXXX	No	1		A		A		A		A		A	XXXX	XXXX	Second Home	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121265	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. (75103)					Reviewer Comment (XXXX-03-24): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	No	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	C	B	C	B	B	B	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350121265	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of 646 is less than Guideline representative FICO score of 660.	FICO is less than the guideline minimum of 660.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX0.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. Miscellaneous	Disposable Income: XXXX Reserves: 129.55 Guideline Requirement: 6.00 Loan to Value: 32.27273% Guideline Maximum Loan to Value: 80.00000% Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-03-25): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	B	B	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121265	XXXX	XXXX	XXXX	XXXX	Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is to be securitized. Highest level secondary valuation supports the value. There is a lower level tertiary product that does not support the qualifying value. Sec ID: 22	Note Date: XXXX; Lien Position: 1					Reviewer Comment (XXXX-04-23): Client accepts EV2 Grade and elects to Waive. Seller Comment (XXXX-04-21): (Rate Lock) Lender accepts EV2	XXXX	XXXX	XXXX	No	2	A	A	A	A	A	A	A	A	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	B	B	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121265	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.	The verification of the existence of the borrower's business dated within 120 calendar days prior to the note date was missing from the file.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX0.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. Miscellaneous Borrower has worked in the same position for more than 3 years.	Disposable Income: XXXX Reserves: 129.55 Guideline Requirement: 6.00 Loan to Value: 32.27273% Guideline Maximum Loan to Value: 80.00000% Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-06-03): Lender Exception with Compensating Factors provided. Downgraded and Waived.

Reviewer Comment (XXXX-06-03): Exception has been XXXX for further review.

Seller Comment (XXXX-06-02): (Rate Lock) exception provided

Reviewer Comment (XXXX-05-11): VVOE was completed using borrower's website page which is not considered a reliable third-party source for business verification.

Seller Comment (XXXX-05-07): (Rate Lock) The borrowers statements evidence business deposits, some with descriptions attached such as "XXXXs 1/3".

Reviewer Comment (XXXX-04-24): The VVOE needs to be completed by an unassociated third party.

Seller Comment (XXXX-04-21): (Rate Lock) VOE and start date provided
																				XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	B	B	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121265	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	Loan designation discrepancy due to the verification of the existence of the borrower's business dated within 120 calendar days prior to the note date was missing from the file.	Reviewer Comment (XXXX-06-16): Loan is Non-QM.

Seller Comment (XXXX-06-16): (Rate Lock) CPA provided within 120 days stating XXXX XXXX is active.

Reviewer Comment (XXXX-06-15): Documentation provided is not dated within 120 days of the Note date. Please provide documentation dated within 120 days of the Note for consideration.

Seller Comment (XXXX-06-12): (Rate Lock) From the deposits provided: 2,4,5, and 6 all land in the XXXX.
The other two still end up there but one was a XXXX transfer with a XXXX fee deducted and the other was a XXXX check which the borrower cashed took XXXX and deposited the remaining.

Reviewer Comment (XXXX-06-11): Deposit receipts provided are for a different bank account. The bank account used to qualify is a XXXX ending in #XXXX.

Seller Comment (XXXX-06-10): (Rate Lock) Invoices and documentation showing business related items for the account

Reviewer Comment (XXXX-06-04): When looking at the Business Narrative Form in file, the company is owned 50/50 between borrower and another individual. It states that the business is for XXXX, so if we were able to identify some recurring activity related to that business through deposits/withdrawals, it would be more supportive. Much of the activity on the statements seems non-descript or non-business related so it is difficult to determine whether there is sufficient support for employment status verification for Non-QM. This may be ATR Risk. Can you further explain how the personal bank statements support the business existence, we may be able to get to Non-QM. Please provide any supporting business bank statements that money is being transferred to the borrower's personal account. Missing evidence of business transfers.

Reviewer Comment (XXXX-06-03): UW relied on VOE not verified by a third party. It was completed by the borrower with a verifiable number; relied on bank statements referencing business deposits.

Reviewer Comment (XXXX-06-03): Exception has been XXXX for further review.

Seller Comment (XXXX-06-02): (Rate Lock) exception provided

Reviewer Comment (XXXX-05-11): VVOE was completed using borrower's website page which is not considered a reliable third-party source for business verification.

Seller Comment (XXXX-05-07): (Rate Lock) The borrowers statements evidence business deposits, some with descriptions attached such as "XXXXs 1/3".

Reviewer Comment (XXXX-04-24): The VVOE needs to be completed by an unassociated third party.

Seller Comment (XXXX-04-21): (Rate Lock) VOE and start date provided
																				XXXX	XXXX	XXXX	No	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	B	C	B	C	B	B	B	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350121265	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Employment - Bank Statements	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current employment status using reasonably reliable third-party records. (XXXX,XXXX XXXX XXXX/Bank Statements)	Waterfall due to missing verification of the existence of the borrower's business dated within 120 calendar days prior to the note date.	Reviewer Comment (XXXX-06-17): Lender Exception with Compensating Factors provided as well as the alternate documentation used for active business. Downgraded and Waived.

Seller Comment (XXXX-06-16): (Rate Lock) Please waive

Reviewer Comment (XXXX-06-16): Regraded to EV2-B with comp factors.

Seller Comment (XXXX-06-16): (Rate Lock) CPA provided within 120 days stating XXXX XXXX is active.

Reviewer Comment (XXXX-06-15): Documentation provided is not dated within 120 days of the Note date. Please provide documentation dated within 120 days of the Note for consideration.

Seller Comment (XXXX-06-12): (Rate Lock) From the deposits provided: 2,4,5, and 6 all land in the XXXX.
The other two still end up there but one was a XXXX transfer with a XXXX fee deducted and the other was a XXXX check which the borrower cashed took XXXX and deposited the remaining.

Reviewer Comment (XXXX-06-11): Deposit receipts provided are for a different bank account. The bank account used to qualify is a XXXX ending in XXXX.

Seller Comment (XXXX-06-10): (Rate Lock) Invoices and documentation showing business related items for the account

Reviewer Comment (XXXX-06-04): When looking at the Business Narrative Form in file, the company is owned 50/50 between borrower and another individual. It states that the business is for XXXX/XXXX installation, so if we were able to identify some recurring activity related to that business through deposits/withdrawals, it would be more supportive. Much of the activity on the statements seems non-descript or non-business related so it is difficult to determine whether there is sufficient support for employment status verification for Non-QM. This may be ATR Risk. Can you further explain how the personal bank statements support the business existence, we may be able to get to Non-QM. Please provide any supporting business bank statements that money is being transferred to the borrower's personal account. Missing evidence of business transfers.

Reviewer Comment (XXXX-06-03): UW relied on VOE not verified by a third party. It was completed by the borrower with a verifiable number; relied on bank statements referencing business deposits.

Reviewer Comment (XXXX-06-03): Exception has been XXXX for further review.

Seller Comment (XXXX-06-02): (Rate Lock) exception provided

Reviewer Comment (XXXX-05-11): VVOE was completed using borrower's website page which is not considered a reliable third-party source for business verification.

Seller Comment (XXXX-05-07): (Rate Lock) The borrowers statements evidence business deposits, some with descriptions attached such as "XXXXs 1/3".

Reviewer Comment (XXXX-04-24): The VVOE needs to be completed by an unassociated third party.

																			Seller Comment (XXXX-04-21): (Rate Lock) VOE and start date provided	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	B	B	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121265	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Waterfall due to missing verification of the existence of the borrower's business dated within 120 calendar days prior to the note date.	Reviewer Comment (XXXX-06-17): Lender Exception with Compensating Factors provided as well as the alternate documentation used for active business. Downgraded and Waived.

Seller Comment (XXXX-06-16): (Rate Lock) Please waive

Reviewer Comment (XXXX-06-16): Regraded to EV2-B with comp factors.

Seller Comment (XXXX-06-16): (Rate Lock) CPA provided within 120 days stating XXXX XXXX is active.

Reviewer Comment (XXXX-06-15): Documentation provided is not dated within 120 days of the Note date. Please provide documentation dated within 120 days of the Note for consideration.

Seller Comment (XXXX-06-12): (Rate Lock) From the deposits provided: 2,4,5, and 6 all land in the XXXX.
The other two still end up there but one was a XXXX transfer with a XXXX fee deducted and the other was a XXXX check which the borrower cashed took XXXX and deposited the remaining.

Reviewer Comment (XXXX-06-11): Deposit receipts provided are for a different bank account. The bank account used to qualify is a XXXX ending in XXXX.

Seller Comment (XXXX-06-10): (Rate Lock) Invoices and documentation showing business related items for the account

Reviewer Comment (XXXX-06-04): When looking at the Business Narrative Form in file, the company is owned 50/50 between borrower and another individual. It states that the business is for XXXX/XXXX installation, so if we were able to identify some recurring activity related to that business through deposits/withdrawals, it would be more supportive. Much of the activity on the statements seems non-descript or non-business related so it is difficult to determine whether there is sufficient support for employment status verification for Non-QM. This may be ATR Risk. Can you further explain how the personal bank statements support the business existence, we may be able to get to Non-QM. Please provide any supporting business bank statements that money is being transferred to the borrower's personal account. Missing evidence of business transfers.

Reviewer Comment (XXXX-06-03): UW relied on VOE not verified by a third party. It was completed by the borrower with a verifiable number; relied on bank statements referencing business deposits.

Reviewer Comment (XXXX-06-03): Exception has been XXXX for further review.

Seller Comment (XXXX-06-02): (Rate Lock) exception provided

Reviewer Comment (XXXX-05-11): VVOE was completed using borrower's website page which is not considered a reliable third-party source for business verification.

Seller Comment (XXXX-05-07): (Rate Lock) The borrowers statements evidence business deposits, some with descriptions attached such as "XXXXs 1/3".

Reviewer Comment (XXXX-04-24): The VVOE needs to be completed by an unassociated third party.

Seller Comment (XXXX-04-21): (Rate Lock) VOE and start date provided
																				XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	B	B	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121265	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Waterfall due to missing verification of the existence of the borrower's business dated within 120 calendar days prior to the note date.	Reviewer Comment (XXXX-06-16): Loan is Non-QM.

Seller Comment (XXXX-06-16): (Rate Lock) CPA provided within 120 days stating XXXX XXXX is active.

Reviewer Comment (XXXX-06-15): Documentation provided is not dated within 120 days of the Note date. Please provide documentation dated within 120 days of the Note for consideration.

Seller Comment (XXXX-06-12): (Rate Lock) From the deposits provided: 2,4,5, and 6 all land in the XXXX.
The other two still end up there but one was a XXXX transfer with a XXXX fee deducted and the other was a XXXX check which the borrower cashed took XXXX and deposited the remaining.

Reviewer Comment (XXXX-06-04): When looking at the Business Narrative Form in file, the company is owned 50/50 between borrower and another individual. It states that the business is for XXXX/XXXX installation, so if we were able to identify some recurring activity related to that business through deposits/withdrawals, it would be more supportive. Much of the activity on the statements seems non-descript or non-business related so it is difficult to determine whether there is sufficient support for employment status verification for Non-QM. This may be ATR Risk. Can you further explain how the personal bank statements support the business existence, we may be able to get to Non-QM. Please provide any supporting business bank statements that money is being transferred to the borrower's personal account. Missing evidence of business transfers.

Reviewer Comment (XXXX-06-03): UW relied on VOE not verified by a third party. It was completed by the borrower with a verifiable number; relied on bank statements referencing business deposits.

Reviewer Comment (XXXX-06-03): Exception has been XXXX for further review.

Seller Comment (XXXX-06-02): (Rate Lock) exception provided

Reviewer Comment (XXXX-05-11): VVOE was completed using borrower's website page which is not considered a reliable third-party source for business verification.

Seller Comment (XXXX-05-07): (Rate Lock) The borrowers statements evidence business deposits, some with descriptions attached such as "XXXXs 1/3".

Reviewer Comment (XXXX-04-24): The VVOE needs to be completed by an unassociated third party.

Seller Comment (XXXX-04-21): (Rate Lock) VOE and start date provided
																				XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	B	B	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121265	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX XXXX Third Party Verification	The verification of the existence of the borrower's business dated within 120 calendar days prior to the note date was missing from the file. Start date of business was not provided.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX0.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. Miscellaneous Borrower has worked in the same position for more than 3 years.	Disposable Income: XXXX Reserves: 129.55 Guideline Requirement: 6.00 Loan to Value: 32.27273% Guideline Maximum Loan to Value: 80.00000% Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-06-03): Lender Exception with Compensating Factors provided. Downgraded and Waived.

Reviewer Comment (XXXX-06-03): Exception has been XXXX for further review.

Seller Comment (XXXX-06-02): (Rate Lock) exception provided

Reviewer Comment (XXXX-05-11): VVOE was completed using borrower's website page which is not considered a reliable third-party source for business verification.

Seller Comment (XXXX-05-07): (Rate Lock) The borrowers statements evidence business deposits, some with descriptions attached such as "XXXXs 1/3".

Reviewer Comment (XXXX-04-24): Start date provided. The VVOE needs to be completed by an unassociated third party.

Seller Comment (XXXX-04-21): (Rate Lock) VOE and start date provided
																				XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	B	B	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121265	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Employment Error: Employment start date not provided.	Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Bank Statements / Start Date: <empty>	Start date of business was not provided. Borrower was not verified to be self-employed for at least 2 years. The business was not verified to be in existence for at least 2 years.				Reviewer Comment (XXXX-04-24): Operating Agreement reflects start date. Reviewer Comment (XXXX-04-24): Start date provided. The VVOE needs to be completed by an unassociated third party. Seller Comment (XXXX-04-21): (Rate Lock) OA provided	XXXX	XXXX	XXXX	No	1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	B	B	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121266	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided		Corporate resolution was not provided.				Reviewer Comment (XXXX-05-04): Letter provided from other member.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121267	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.93 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Minimum DSCR as per guidelines is 1.00, however calculated DSCR is 0.93.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 121.76 Guideline Requirement: 6.00	XXXX	Reviewer Comment (XXXX-05-06): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121267	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided	Guarantor is a 50% owner of the borrowing entity; an LLC resolution is required, giving the guarantor authority to bind the company.	Reviewer Comment (XXXX-06-18): Corporate Resolution provided.

Seller Comment (XXXX-06-18): (Rate Lock) doc provided

Reviewer Comment (XXXX-06-03): Operating agreement does not necessarily grant authority to one member to act alone. A separate document is required giving authority to guarantor to bind the company.

Seller Comment (XXXX-06-02): (Rate Lock) Signed OA provided

Reviewer Comment (XXXX-06-01): An entity document that gives authority to guarantor to bind the company. A letter signed by all members will suffice.

Seller Comment (XXXX-05-30): (Rate Lock) What sort of document? An LOE?

Reviewer Comment (XXXX-05-28): A document showing borrower has authority to bind the company on behalf of all members.

Seller Comment (XXXX-05-28): (Rate Lock) Please confirm what will suffice to clear this condition
																				XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121267	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 65.37037% exceeds Guideline loan to value percentage of 65.00000%.	Calculated loan to value percentage of 65.37037% exceeds Guideline loan to value percentage of 65.00000% with DSCR below 1.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 121.76 Guideline Requirement: 6.00	XXXX	Reviewer Comment (XXXX-06-18): Lender Exception with Compensating Factors provided. Downgraded and Waived. Reviewer Comment (XXXX-05-06): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121267	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 65.37037% exceeds Guideline combined loan to value percentage of 65.00000%.	Calculated combined loan to value percentage of 65.37037% exceeds Guideline combined loan to value percentage of 65.00000% with DSCR below 1.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 121.76 Guideline Requirement: 6.00	XXXX	Reviewer Comment (XXXX-06-18): Lender Exception with Compensating Factors provided. Downgraded and Waived. Reviewer Comment (XXXX-05-06): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121268	XXXX	XXXX	XXXX	XXXX	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Hazard insurance has a coverage shortfall of XXXX.	Reviewer Comment (XXXX-06-29): Coverage is more than Loan Amount.

Reviewer Comment (XXXX-06-18): There is still a coverage shortfall of XXXX.   AV x 80% = XXXX.  Dwelling A XXXX + XXXX extended = XXXX. Shortage XXXX

Seller Comment (XXXX-06-17): (Rate Lock) Per agent they have 150% extended replacement cost of Dwelling A

Reviewer Comment (XXXX-04-30): The guidelines require the Estimated cost new or Replacement Cost estimate to determine the accurate hazard insurance policy coverage. None of these were provided in file. Without these, the hazard insurance has to cover 80% of the appraised value. Appraised value is XXXX. 80% of the appraised value is XXXX. Insurance coverage is XXXX plus XXXX(50% extended replacement cost = XXXX. Insurance coverage still has a shortfall of XXXX.

Reviewer Comment (XXXX-04-29): After taking into account the Extended Replacement Costs at a max amount of 150% of Coverage A dwelling unit. coverage is short by XXXX.

Reviewer Comment (XXXX-04-27): The policy does not show the percentage/ amount of the extended replacement cost.

Seller Comment (XXXX-04-23): (Rate Lock) RCE not needed as policy states "extended replacement cost"
																				XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121268	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for XXXX YTD 1099 income more than 10% lower than XXXX 1099 income average.	The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. Borrower has been employed in the same industry for more than 5 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum. Miscellaneous	Loan to Value: 52.72727% Guideline Maximum Loan to Value: 80.00000% Borrower has been employed in the same industry for more than 5 years. DTI: 37.84037% Guideline Maximum DTI: 55.00000% Housing payment history is 0x30x24 or better	XXXX	Reviewer Comment (XXXX-04-14): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121268	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX XXXX Third Party Verification	Third-party verification within 120 days prior to note date that business is currently active was not in file. Verification of ownership percentage was not provided.				Reviewer Comment (XXXX-06-18): RE license provided. Cleared.	XXXX	XXXX	XXXX	No	1		A		A		A		A		A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121268	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Additionally, third-party verification within 120 days prior to note date that business is currently active was not in file.				Reviewer Comment (XXXX-06-18): RE license provided. Cleared.	XXXX	XXXX	XXXX	No	1		A		A		A		A		A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	A	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350121268	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General Ability to Repay Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	Additionally, third-party verification within 120 days prior to note date that business is currently active was not in file.				Reviewer Comment (XXXX-06-18): RE license provided. Cleared.	XXXX	XXXX	XXXX	No	1		A		A		A		A		A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121269	XXXX	XXXX	XXXX	XXXX	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.	Valuation Type: Appraisal / Valuation Report Date: XXXX	Updated appraisal 1004D/442 is missing from the file.				Reviewer Comment (XXXX-06-12): Survey matching legal description provided. Seller Comment (XXXX-06-11): (Rate Lock) No 1004D since the appraisal was made subject to combining lots into one. Updated survey/title were provided	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	C	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121269	XXXX	XXXX	XXXX	XXXX	Credit	Income	Income Error	Income	Income document is missing the document date and/or tax year.	Borrower: XXXX. XXXX // Employment Type: Employment / Income Type: Bank Statements / Start Date: XXXX // Document: Other / Document Date: <empty> / Tax Year: <empty>, Borrower: XXXXXXXX // Employment Type: Employment / Income Type: Wages / Start Date: XXXX // Document: Other / Document Date: <empty> / Tax Year: <empty>	Letter of explanation for employment history from both borrowers is not dated.				Reviewer Comment (XXXX-06-15): Other documents in file verifying employment. Seller Comment (XXXX-06-14): (Rate Lock) Exception provided	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	C	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121269	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General Ability to Repay Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	Waterfall due to missing third party verification for law firm dated within 120 calendar days prior to the note date.	Reviewer Comment (XXXX-06-16): Regraded to EV2-B with comp factors.

Reviewer Comment (XXXX-06-15): Lender provided an approved exception Doc ID0991 which reflects what they relied on pre-consummation in closing the loan.  Below shows what was used as Alt docs, with doc IDs
1.(D0522) -Bank statements confirming recent business transactions with statement end date of XXXX which is less than 120 days prior to the Note date of XXXX
2.(D0603)-IOLTA Trust accounts showing business activity within 60 days of closing.

Seller Comment (XXXX-06-14): (Rate Lock) Exception provided

Reviewer Comment (XXXX-06-10): CPA letter cannot be accepted as the property address is mentioned as TBD. An updated CPA letter with the correct property address is required. Exception remains
																				XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	C	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121269	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower. (7506)	Appraisal Fee disclosed as XXXX on Loan Estimate dated XXXX but disclosed as XXXX on Final Closing Disclosure. Insufficient or no cure was provided to the borrower.				Reviewer Comment (XXXX-06-11): XXXXXXXX Received corrected PCCD, LOE and Payment history.	XXXX	XXXX	XXXX	No	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	C	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350121269	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower. (8304)	Transfer Tax Fee disclosed as XXXX on Loan Estimate dated XXXX but disclosed as XXXX on Final Closing Disclosure. Insufficient or no cure was provided to the borrower.				Reviewer Comment (XXXX-0XXXX): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception. Seller Comment (XXXX-05-28): (Rate Lock) This was included on the final CD	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	C	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350121269	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for rural property on XXXX acres.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Borrower has been employed in the same industry for more than 5 years. Disposable Income: XXXX Borrower has worked in the same position for more than 3 years. Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-06-12): Lender Exception with Compensating Factors provided. Downgraded and Waived. Seller Comment (XXXX-06-10): (Rate Lock) Exception states for a rural area, not that the property is considered rural Reviewer Comment (XXXX-05-07): Appraisal does not show rural property.	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	C	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121269	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	Loan Designation Discrepancy due to missing third party verification for law firm dated within 120 calendar days prior to the note date.	Reviewer Comment (XXXX-06-16): Loan is Non-QM.

Reviewer Comment (XXXX-06-15): Lender provided an approved exception Doc ID0991 which reflects what they relied on pre-consummation in closing the loan.  Below shows what was used as Alt docs, with doc IDs
1.(D0522) -Bank statements confirming recent business transactions with statement end date of XXXX which is less than 120 days prior to the Note date of XXXX
2.(D0603)-IOLTA Trust accounts showing business activity within 60 days of closing.

Seller Comment (XXXX-06-14): (Rate Lock) Exception provided

Reviewer Comment (XXXX-06-10): CPA letter cannot be accepted as the property address is mentioned as TBD. An updated CPA letter with the correct property address is required. Exception remains
																				XXXX	XXXX	XXXX	No	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	B	C	B	C	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350121269	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - Bank Statements	Ability to Repay (Dodd-Frank 2014): Unable to verity Bank Statement income due to, bank statement provided was dated more than 90 days prior to closing, CPA letter provided was dated more than 90 days prior to closing, other verification was not provided from a reliable third party income source. (XXXX,XXXX XXXXs of XXXX XXXX/Bank Statements)	Waterfall due to missing third party verification for law firm dated within 120 calendar days prior to the note date.	Reviewer Comment (XXXX-06-16): Regraded to EV2-B with comp factors.

Reviewer Comment (XXXX-06-15): Lender provided an approved exception Doc ID0991 which reflects what they relied on pre-consummation in closing the loan.  Below shows what was used as Alt docs, with doc IDs
1.(D0522) -Bank statements confirming recent business transactions with statement end date of XXXX which is less than 120 days prior to the Note date of XXXX
2.(D0603)-IOLTA Trust accounts showing business activity within 60 days of closing.

Seller Comment (XXXX-06-14): (Rate Lock) Exception provided

Reviewer Comment (XXXX-06-10): CPA letter cannot be accepted as the property address is mentioned as TBD. An updated CPA letter with the correct property address is required. Exception remains
																				XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	C	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121269	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	The verification of employment does not meet the guideline requirements.	Borrower: XXXXXXXX // Employment Type: Employment / Income Type: Wages / Start Date: XXXX	Waterfall due to missing third party verification for law firm dated within 120 calendar days prior to the note date.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Borrower has been employed in the same industry for more than 5 years. Disposable Income: XXXX Borrower has worked in the same position for more than 3 years. Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-06-16): Lender Exception with Compensating Factors provided. Downgraded and Waived.

Reviewer Comment (XXXX-06-15): Lender provided an approved exception Doc ID0991 which reflects what they relied on pre-consummation in closing the loan.  Below shows what was used as Alt docs, with doc IDs
1.(D0522) -Bank statements confirming recent business transactions with statement end date of XXXX which is less than 120 days prior to the Note date of XXXX
2.(D0603)-IOLTA Trust accounts showing business activity within 60 days of closing.

Seller Comment (XXXX-06-14): (Rate Lock) Exception provided

Reviewer Comment (XXXX-06-10): CPA letter cannot be accepted as the property address is mentioned as TBD. An updated CPA letter with the correct property address is required. Exception remains
																				XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	C	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121269	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Missing third party verification for law firm dated within 120 calendar days prior to the note date.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Borrower has been employed in the same industry for more than 5 years. Disposable Income: XXXX Borrower has worked in the same position for more than 3 years. Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-06-15): Lender Exception with Compensating Factors provided. Downgraded and Waived. Seller Comment (XXXX-06-14): (Rate Lock) Exception provided Reviewer Comment (XXXX-06-10): CPA letter cannot be accepted as the property address is mentioned as TBD. An updated CPA letter with the correct property address is required. Exception remains	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	C	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121269	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception to waive receipt of the first month rent for departure residence.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been employed in the same industry for more than 5 years. Disposable Income: XXXX Borrower has worked in the same position for more than 3 years.	XXXX	Reviewer Comment (XXXX-05-07): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	C	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121269	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): Ability to Repay (Dodd-Frank 2014): There are one or more guideline deficiencies related to income and/or asset doc requirements which may impact the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Waterfall due to missing third party verification for law firm dated within 120 calendar days prior to the note date.	Reviewer Comment (XXXX-06-16): Regraded to EV2-B with comp factors.

Reviewer Comment (XXXX-06-15): Lender provided an approved exception Doc ID0991 which reflects what they relied on pre-consummation in closing the loan.  Below shows what was used as Alt docs, with doc IDs
1.(D0522) -Bank statements confirming recent business transactions with statement end date of XXXX which is less than 120 days prior to the Note date of XXXX
2.(D0603)-IOLTA Trust accounts showing business activity within 60 days of closing.

Seller Comment (XXXX-06-14): (Rate Lock) Exception provided

Reviewer Comment (XXXX-06-12): EXCEPTION HISTORY - Exception Detail was updated on XXXX PRIOR Exception Detail: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)

Reviewer Comment (XXXX-06-10): CPA letter cannot be accepted as the property address is mentioned as TBD. An updated CPA letter with the correct property address is required. Exception remains
																				XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	C	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121269	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		1003 shows dependents of 53. Please confirm and update 1003 if necessary.				Reviewer Comment (XXXX-06-23): Received updated 1003 in trailing docs. Seller Comment (XXXX-06-22): (Rate Lock) corrected 1003 provided with 0 dependents	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	C	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121270	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: HUD/CD not provided		HUD1 provided is not fully executed.				Reviewer Comment (XXXX-06-18): Fully executed HUD-1 provided.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121270	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Business Purpose Certificate not provided		Business Purpose Certificate is missing from the loan file.				Reviewer Comment (XXXX-06-15): Received Business Purpose Certificate document. Verified and updated details. Exception Cleared.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121270	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Note Addendum - Prepayment not provided		Note Addendum is missing from the loan file.				Reviewer Comment (XXXX-06-15): Received Note Addendum - Prepayment document. Verified and updated details. Exception Cleared.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A			A	A		N/A	Yes
XXXX	XXXX	XXXX	XXXX	4350121270	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003		Final 1003 is missing from the loan file.				Reviewer Comment (XXXX-06-18): Final 1003 provided.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121271	XXXX	XXXX	XXXX	XXXX	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		Hazard Insurance shows City as The XXXX, however Note shows City as XXXX.				Reviewer Comment (XXXX-05-26): Received updated hazard insurance in trailing docs.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121271	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Spousal Consent Form not provided		Spousal Consent Form is missing and Property is located in XXXX State.				Reviewer Comment (XXXX-07-02): Borrower unmarried, updated 1003 provided. Reviewer Comment (XXXX-06-30): Please provide an updated 1003 reflecting correct marital status. Reviewer Comment (XXXX-05-13): Affidavit states the other prior owner died in XXXX and the borrower signed a 1003 stating they were married in XXXX. Please provide martial status verification or spousal consent.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121271	XXXX	XXXX	XXXX	XXXX	Credit	Business Purpose	General	Business Purpose	Missing Document: Spousal Consent not provided.	Borrower: XXXX	Spousal Consent Form is missing and Property is located in XXXX State.				Reviewer Comment (XXXX-07-02): Borrower unmarried, updated 1003 provided. Reviewer Comment (XXXX-06-30): Please provide an updated 1003 reflecting correct marital status. Reviewer Comment (XXXX-05-13): Affidavit states the other prior owner died in XXXX and the borrower signed a 1003 stating they were married in XXXX. Please provide martial status verification or spousal consent.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121272	XXXX	XXXX	XXXX	XXXX	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of XXXX is less than the note amount of XXXX based on the Commitment in file.	Provide a copy of the final title policy or an addendum to the report verifying title insurance of at least the loan amount.				Reviewer Comment (XXXX-04-29): Client accepts EV2 Grade and elects to Waive. Seller Comment (XXXX-04-29): (Rate Lock) EV2 accept please waive	XXXX	XXXX	XXXX	No	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121272	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of XXXX exceeds tolerance of $-XXXX Insufficient or no cure was provided to the borrower. (9300)	Lender Credit was last disclosed as XXXX on Loan Estimate but disclosed as -XXXX on Final Closing Disclosure. File does not contain a valid Change of Circumstance for this fee, nor evidence of cure in file.				Reviewer Comment (XXXX-05-12): XXXXXXXX received LOX and asper COC. Pricing changed while rate was floating. Seller Comment (XXXX-05-11): (Rate Lock) The loan was floating when the Credits were removedXXXXoat pricing can change until the loan is locked. Reviewer Comment (XXXX-05-06): Based on the loan file, the VCC is dated XXXX and the next CD after the VCC is dated XXXX. A lender has three days to disclose changes to the borrower. The XXXX CD was issued 4 days later.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350121272	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower. (7200)	Loan Discount Points was last disclosed as XXXX on Loan Estimate but disclosed as XXXX on Final Closing Disclosure. File does not contain a valid Change of Circumstance for this fee, nor evidence of cure in file.	Reviewer Comment (XXXX-06-09): XXXXXXXX received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.

Reviewer Comment (XXXX-06-05): Copy of check was not provided.

Reviewer Comment (XXXX-06-03): Situasmc Received Corrected PCCD, LOE and Proof of Mailing; however, Copy of check not received. Provide copy of check.

Reviewer Comment (XXXX-04-29): Based on the loan file, the VCC is dated XXXX and the next CD after the VCC is dated XXXX. A lender has three days to disclose changes to the borrower. The XXXX CD was issued 4 days later. XXXXXXXX would be happy to retest the file if it is determined the loan file is incomplete or there are other circumstances that are currently unknown.
																				XXXX	XXXX	XXXX	No	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350121272	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 1.35 is less than Guideline PITIA months reserves of 6.00.	Assets are insufficient to satisfy reserve requirements. Document to verify that the withdrawal of funds for the transaction will not have a negative impact on the business and its continued operations was not provided.				Reviewer Comment (XXXX-05-13): Cash flow analysis provided.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121272	XXXX	XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		Assets are insufficient to satisfy reserve requirements. Document to verify that the withdrawal of funds for the transaction will not have a negative impact on the business and its continued operations was not provided.				Reviewer Comment (XXXX-05-13): Cash flow analysis provided.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121272	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Waterfall exception due to missing income and asset documents.	Reviewer Comment (XXXX-06-11): NonQM

Reviewer Comment (XXXX-06-05): The lender's exception approval must state what third party documentation was used to verify employment status pre-consummation in order to consider alternative documentation as a compensating factor for employment status verification. Please make sure the exception is clearly documented with what specifically was relied on pre-close to verify employment status. Anything dated after closing would not be part of the consideration for Non-QM.

Reviewer Comment (XXXX-06-05): Lender Exception for missing VVOE dated with 120 days prior to close.
Prior to consummation lender relied on 12 months business assets confirming deposits, CPA letter (does not sate business is active), and the verification from XXXX Business search is dated the day of disbursement.

Borrower Exception Requested:
Business verification is dated post close. CPA letter states the dates of ownership and states current, and the CPA letter is dated XXXX, but it does not specifically state the business is active. The XXXX Business search that is uploaded and shows the business as active is dated XXXX, this is the day the loan disbursed, closing docs were signed XXXX.

Asset documents were provided.
																				XXXX	XXXX	XXXX	No	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350121272	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General Ability to Repay Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	Waterfall exception due to missing income and asset documents.	Reviewer Comment (XXXX-06-11): Lender Exception with Compensating Factors provided. Downgraded and Waived.

Reviewer Comment (XXXX-06-11): Regraded to EV2-B with comp factors (senior approval provided).

Reviewer Comment (XXXX-06-05): The lender's exception approval must state what third party documentation was used to verify employment status pre-consummation in order to consider alternative documentation as a compensating factor for employment status verification. Please make sure the exception is clearly documented with what specifically was relied on pre-close to verify employment status. Anything dated after closing would not be part of the consideration for Non-QM.

Reviewer Comment (XXXX-06-05): Lender Exception for missing VVOE dated with 120 days prior to close.
Prior to consummation lender relied on 12 months business assets confirming deposits, CPA letter (does not sate business is active), and the verification from XXXX Business search is dated the day of disbursement.

Borrower Exception Requested:
Business verification is dated post close. CPA letter states the dates of ownership and states current, and the CPA letter is dated XXXX, but it does not specifically state the business is active. The XXXX Business search that is uploaded and shows the business as active is dated XXXX, this is the day the loan disbursed, closing docs were signed XXXX.

Reviewer Comment (XXXX-05-13): Unable to clear until income items provided. Asset documentation sufficient.

Reviewer Comment (XXXX-05-06): EXCEPTION HISTORY - Exception Detail was updated on XXXX PRIOR Exception Detail: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.

Reviewer Comment (XXXX-04-29): Business entity search provided is dated post-closing. CPA letter does not show that business is active. Please provide a third-party verification to verify the existence of the business dated within 120 days prior to Note date. Assets are insufficient to cover reserves.
																				XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121272	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): Ability to Repay (Dodd-Frank 2014): There are one or more guideline deficiencies related to income and/or asset doc requirements which may impact the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Waterfall exception due to missing income and asset documents.	Reviewer Comment (XXXX-06-11): Lender Exception with Compensating Factors provided. Downgraded and Waived.

Reviewer Comment (XXXX-06-11): Regraded to EV2-B with comp factors (senior approval provided).

Reviewer Comment (XXXX-06-05): The lender's exception approval must state what third party documentation was used to verify employment status pre-consummation in order to consider alternative documentation as a compensating factor for employment status verification. Please make sure the exception is clearly documented with what specifically was relied on pre-close to verify employment status. Anything dated after closing would not be part of the consideration for Non-QM.

Reviewer Comment (XXXX-06-05): Lender Exception for missing VVOE dated with 120 days prior to close.
Prior to consummation lender relied on 12 months business assets confirming deposits, CPA letter (does not sate business is active), and the verification from XXXX Business search is dated the day of disbursement.

Borrower Exception Requested:
Business verification is dated post close. CPA letter states the dates of ownership and states current, and the CPA letter is dated XXXX, but it does not specifically state the business is active. The XXXX Business search that is uploaded and shows the business as active is dated XXXX, this is the day the loan disbursed, closing docs were signed XXXX.

Asset documents have been provided.

Reviewer Comment (XXXX-06-04): EXCEPTION HISTORY - Exception Detail was updated on XXXX PRIOR Exception Detail: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)

Reviewer Comment (XXXX-05-13): Unable to clear until income items provided. Asset documentation sufficient.
																				XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121272	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.	Loan file is missing a third-party verification to verify the existence of the business 120 days prior to Note date. Document provided is dated post-close.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors provided. Downgraded and Waived. Lender Exception with Compensating Factors provided. Downgraded and Waived. Lender Exception with Compensating Factors provided. Downgraded and Waived. Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	Reviewer Comment (XXXX-06-05): Lender exception with comp factors and preclose alternate documentation provided. Downgraded and waived.

Reviewer Comment (XXXX-06-04): To be able to waive/downgrade this exception, please provide the document that was relied upon to verify the business was active within 120 days of the Note date. The CPA is missing the right verbiage and cannot be used.

Reviewer Comment (XXXX-04-29): Business entity search provided is dated post-closing. CPA letter does not show that business is active. Please provide a third-party verification to verify the existence of the business dated within 120 days prior to Note date.
																				XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121272	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX XXXX Third Party Verification	Loan file is missing a third party verification to verify the existence of the business 120 days prior to Note date. Document provided is dated post-close.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors provided. Downgraded and Waived. Lender Exception with Compensating Factors provided. Downgraded and Waived. Lender Exception with Compensating Factors provided. Downgraded and Waived. Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	Reviewer Comment (XXXX-06-05): Lender exception with comp factors and preclose alternate documentation provided. Downgraded and waived.

Reviewer Comment (XXXX-06-04): To be able to waive/downgrade this exception, please provide the document that was relied upon to verify the business was active within 120 days of the Note date. The CPA is missing the right verbiage and cannot be used.

Reviewer Comment (XXXX-04-29): Business entity search provided is dated post-closing. CPA letter does not show that business is active. Please provide a third-party verification to verify the existence of the business dated within 120 days prior to Note date.
																				XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121273	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Using both bank accounts to calculate income due to Borrower used XXXX personal account then transitioned to XXXX business account for his business activity. LOE Included in the loan file.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.	Borrower has been employed in the same industry for more than 5 years. Documentation Type: 12mo Bank Statement Disposable Income: XXXX Borrower has worked in the same position for more than 3 years. Reserves: 38.53 Guideline Requirement: 6.00 Borrower's Own Funds Percent: 48.73% Borrower's Own Funds Amount: XXXX	XXXX	Reviewer Comment (XXXX-03-24): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121273	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 46.49702% exceeds Guideline total debt ratio of 45.00000%.	Max DTI for purchases with LTV >80% is 45%.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.	Borrower has been employed in the same industry for more than 5 years. Documentation Type: 12mo Bank Statement Disposable Income: XXXX Borrower has worked in the same position for more than 3 years. Reserves: 38.53 Guideline Requirement: 6.00 Borrower's Own Funds Percent: 48.73% Borrower's Own Funds Amount: XXXX	XXXX	Reviewer Comment (XXXX-03-24): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121273	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Waterfall exception due to missing income documents.				Reviewer Comment (XXXX-06-18): Loan is Non-QM.	XXXX	XXXX	XXXX	No	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350121273	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 46.49702% moderately exceeds the guideline maximum of 45.00%. (DTI Exception is eligible to be regraded with compensating factors.)	DTI exceeds maximum of 45%	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.	Borrower has been employed in the same industry for more than 5 years. Documentation Type: 12mo Bank Statement Disposable Income: XXXX Borrower has worked in the same position for more than 3 years. Reserves: 38.53 Guideline Requirement: 6.00 Borrower's Own Funds Percent: 48.73% Borrower's Own Funds Amount: XXXX	XXXX	Reviewer Comment (XXXX-03-24): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121273	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General Ability to Repay Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	Waterfall exception due to missing income documents.				Reviewer Comment (XXXX-06-19): Lender Exception with Compensating Factors provided. Downgraded and Waived. Seller Comment (XXXX-06-18): (Rate Lock) EV2 accept please waive Reviewer Comment (XXXX-06-18): Regraded to EV2-B with comp factors. Reviewer Comment (XXXX-06-16): EXCEPTION HISTORY - Exception Detail was updated on XXXX PRIOR Exception Detail: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121273	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Loan file is missing verification of borrower's prior employment to determine that they have worked in the same line of work for a minimum of 4 years.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.	Borrower has been employed in the same industry for more than 5 years. Documentation Type: 12mo Bank Statement Disposable Income: XXXX Borrower has worked in the same position for more than 3 years. Reserves: 38.53 Guideline Requirement: 6.00 Borrower's Own Funds Percent: 48.73% Borrower's Own Funds Amount: XXXX	XXXX	Reviewer Comment (XXXX-06-16): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121273	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX XXXX VVOE - Employment Only	Loan file is missing verification of borrower's prior employment to determine that they have worked in the same line of work for a minimum of 4 years.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.	Borrower has been employed in the same industry for more than 5 years. Documentation Type: 12mo Bank Statement Disposable Income: XXXX Borrower has worked in the same position for more than 3 years. Reserves: 38.53 Guideline Requirement: 6.00 Borrower's Own Funds Percent: 48.73% Borrower's Own Funds Amount: XXXX	XXXX	Reviewer Comment (XXXX-06-16): Lender Exception with Compensating Factors provided. Downgraded and Waived. Reviewer Comment (XXXX-06-16): The lender's exception approval must state what third party documentation was used to verify employment status pre-consummation in order to consider alternative documentation as a compensating factor for employment status verification. Please make sure the exception is clearly documented with what specifically was relied on pre-close to verify employment status. Anything dated after closing would not be part of the consideration for Non-QM.	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121273	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): Ability to Repay (Dodd-Frank 2014): There are one or more guideline deficiencies related to income and/or asset doc requirements which may impact the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Waterfall exception due to missing income documents.	Reviewer Comment (XXXX-06-19): Lender Exception with Compensating Factors provided. Downgraded and Waived.

Seller Comment (XXXX-06-18): (Rate Lock) EV2 accept please waive

Reviewer Comment (XXXX-06-18): Regraded to EV2-B with comp factors.

Reviewer Comment (XXXX-06-16): EXCEPTION HISTORY - Exception Detail was updated on XXXX PRIOR Exception Detail: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)

Reviewer Comment (XXXX-06-16): The lender's exception approval must state what third party documentation was used to verify employment status pre-consummation in order to consider alternative documentation as a compensating factor for employment status verification. Please make sure the exception is clearly documented with what specifically was relied on pre-close to verify employment status. Anything dated after closing would not be part of the consideration for Non-QM.
																				XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121274	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX XXXX Third Party Verification	Third-party verification within 120 days prior to note date that business is currently active was not in file.				Reviewer Comment (XXXX-06-30): City Business License in file. Reviewer Comment (XXXX-06-05): Document provided is not sufficient to determine business was active within 120 days of the Note date.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350121275	XXXX	XXXX	XXXX	XXXX	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Coverage shortfall is XXXX. Please provide Replacement Cost Estimator.	Reviewer Comment (XXXX-07-01): Received RCE in trailing docs.

Seller Comment (XXXX-06-29): (Rate Lock) we highlighted the replacement cost information on page 2.

HOI doesn't have a separate document that shows the replacement cost; it is included within the declaration pages.

Reviewer Comment (XXXX-06-26): The RCE provided is not current, showing a Policy Inspection/Renewal Date of XXXX.XXXX. Please provide a more recent RCE.

Reviewer Comment (XXXX-0XXXX): Per guidelines, XXXX must verify the replacement cost value of the Mortgaged Premises as of the current insurance policy effective date and provide acceptable insurance company replacement cost verification sources. This exception can be cleared by providing a Replacement Cost Estimator to verify replacement cost value required by guidelines.

Seller Comment (XXXX-05-28): (Rate Lock) Confirmation from the insurance provided

Reviewer Comment (XXXX-04-23): Policy shows replacement cost up to dwelling limit as what coverage is provided. RCE would verify the cost of replacing property at current prices. This will verify that coverage is sufficient.

Seller Comment (XXXX-04-23): (Rate Lock) RCE is not needed as policy states "Replacement Cost up to the Dewlling Covg Limits'

Reviewer Comment (XXXX-04-17): The RCE provided is not for the subject property.

Reviewer Comment (XXXX-04-13): Please provide Replacement cost estimator for subject property XXXX XXXX XXXX, Exception remains.

Seller Comment (XXXX-04-09): (Rate Lock) RCE provided
																				XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121275	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower. (7506)	Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower	Reviewer Comment (XXXX-05-11): XXXXXXXX received PCCD, LOE, proof of mailing & copy of refund check.

Seller Comment (XXXX-05-07): (Rate Lock) PCCD provided

Reviewer Comment (XXXX-04-24): XXXXXXXX agrees that a TripFee/Research Fee would be an acceptable reason for increasing an appraisal fee. The issue on this loan is related to the timing and lender's knowledge of the fee increase. Lender's are required to redisclose fee increases within 3 business days of their knowledge of the change event. Lenders are typically notified by appraiser/XXXX of a change in fee structure prior to completing the inspection and prior to an invoice being submitted to receive lender approval to continue due to the higher cost. Typically a call or email from the appraiser/XXXX is received for the approval to continue. A call log, email trail, lender system comments will confirm the date the lender was notified of this event and the fee increase. This is the supporting documentation we are seeking to support this changed circumstance to rebaseline the fee. Again, typically a lender is notified of the fee increase prior to the receipt of the actual invoice. Please provide supporting file documentation of the appraiser's notification to lender of the fee increase, which is above their typical fee structure.

Reviewer Comment (XXXX-04-23): This exception has been XXXX for further review.

Seller Comment (XXXX-04-23): (Rate Lock) It was a trip fee due to a missed inspection.?

Reviewer Comment (XXXX-04-23): XXXXXXXX received rebuttal, however we require additional information what research was required that caused the appraisal fee to increase. Please provide additional sufficient information or cure is required. Cure documents consist of PCCD, LOE, proof of mailing & copy of refund check.

Seller Comment (XXXX-04-21): (Rate Lock) The invoice is sufficient enough to confirm what the increase was for (research fee) and when the borrower paid, therefore when the lender was made aware

Reviewer Comment (XXXX-04-17): XXXXXXXX No New Document received for increased the appraisal fee. Please provide documentation of the reason for the increase in the appraisal fee What information was received that required the increase in the fee and when was that information received.

Seller Comment (XXXX-04-16): (Rate Lock) It is proof when the lender was made aware of the fee, and provides sufficient information that and additional research fee was charged. This is complianht and no cure needed please clear.

Reviewer Comment (XXXX-04-10): XXXX XXXX: The receipt of an invoice is not a valid changed circumstance in order for a fee to be re-baselined. Please provide documentation of the reason for the increase in the appraisal fee What information was received that required the increase in the fee and when was that information received.

Seller Comment (XXXX-04-09): (Rate Lock) Invoices shows there was a research fee, and the lender was not made aware until XXXX. We re-disclosed XXXX and it is compliant
																				XXXX	XXXX	XXXX	No	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350121276	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower is tenant purchasing from landlord with less than 24 months rental history.	The qualifying DTI on the loan is at least 10% less than the guideline maximum. Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years.	DTI: 33.86156% Guideline Maximum DTI: 50.00000% Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years.	XXXX	Reviewer Comment (XXXX-04-09): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121276	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower. (7506)	Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower				Reviewer Comment (XXXX-05-19): XXXX Received Letter of Explanation, Payment history, and Corrected CD	XXXX	XXXX	XXXX	No	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350121276	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower. (7520)	Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower.				Reviewer Comment (XXXX-05-19): XXXXam Received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.	XXXX	XXXX	XXXX	No	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350121276	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX XXXX Third Party Verification	Loan file is missing a third party verification to verify borrower's 2 years employment history and that business is open and active.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. DTI: 33.86156% Guideline Maximum DTI: 50.00000%	XXXX	Reviewer Comment (XXXX-06-18): Lender Exception with Compensating Factors provided. Downgraded and Waived.

Seller Comment (XXXX-06-16): (Rate Lock) Exception was provided; please downgrade to EV2 and waive

Reviewer Comment (XXXX-06-15): Please provide the information on a lender exception form showing the exception was approved. Please cite the document that was relied upon prior to closing and list the compensating factors to be used.

Seller Comment (XXXX-06-14): (Rate Lock) 1. SOS provided shows in business since XXXX
2. there are 3 comp factors to 2 exceptions, this should be sufficient.

Reviewer Comment (XXXX-06-11): Please provide Lender Exception form with Comp Factors and alternate documentation used. Just note, a current bank statement will not reflect the business has been open 2 years. The lender exception reflecting activity on a bank statement will work to waive the business currently active requirement.

Seller Comment (XXXX-06-10): (Rate Lock) We have bank statements reflecting activity up to one month before closing, this is sufficient with the SOS. Please downgrade and waive

Reviewer Comment (XXXX-06-10): Received post dated article of organization document, Exception remains.

Seller Comment (XXXX-06-09): (Rate Lock) bank statements reflecting activity up to one month before closing.

Reviewer Comment (XXXX-0XXXX): TPV provided in file is dated post close. Is there any pre-close documentation that reflected an open and active business, and that business had been in existence for at least 2 years?

Seller Comment (XXXX-05-28): (Rate Lock) Doc provided showing active and in business 2+ years
																				XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121276	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Waterfall exception due to missing income documents.	Reviewer Comment (XXXX-06-19): NonQM

Reviewer Comment (XXXX-06-18): Lender provided an approved exception Doc ID0577 which reflects what they relied on pre-consummation in closing the loan. Lender relied on Bank statements with recent business transactions; statement end date of XXXX which is within 120 days prior to the Note date of XXXX Doc #0259.

Seller Comment (XXXX-06-16): (Rate Lock) Exception was provided; please downgrade to EV2 and waive

Reviewer Comment (XXXX-06-15): Please provide the information on a lender exception form showing the exception was approved. Please cite the document that was relied upon prior to closing and list the compensating factors to be used.

Seller Comment (XXXX-06-14): (Rate Lock) 1. SOS provided shows in business since XXXX
2. there are 3 comp factors to 2 exceptions, this should be sufficient.

Reviewer Comment (XXXX-06-11): Please provide Lender Exception form with Comp Factors and alternate documentation used.

Seller Comment (XXXX-06-10): (Rate Lock) We have bank statements reflecting activity up to one month before closing, this is sufficient with the SOS. Please downgrade and waive

Reviewer Comment (XXXX-06-10): Received post dated article of organization document, Exception remains.

Seller Comment (XXXX-06-09): (Rate Lock) bank statemets reflecting activity up to one month before closing.

Reviewer Comment (XXXX-0XXXX): TPV provided in file is dated post close. Is there any pre-close documentation that reflected an open and active business, and that business had been in existence for at least 2 years?

Seller Comment (XXXX-05-28): (Rate Lock) Doc provided showing active and in business 2+ years
																				XXXX	XXXX	XXXX	No	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350121276	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General Ability to Repay Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	Waterfall exception due to missing income documents.	Reviewer Comment (XXXX-06-19): Lender Exception with Compensating Factors provided. Downgraded and Waived.

Reviewer Comment (XXXX-06-19): Regraded to EV2-B with comp factors (senior approval provided).

Reviewer Comment (XXXX-06-18): Lender provided an approved exception Doc ID0577 which reflects what they relied on pre-consummation in closing the loan. Lender relied on Bank statements with recent business transactions; statement end date of XXXX which is within 120 days prior to the Note date of XXXX Doc #0259.

Seller Comment (XXXX-06-16): (Rate Lock) Exception was provided; please downgrade to EV2 and waive

Reviewer Comment (XXXX-06-15): Please provide the information on a lender exception form showing the exception was approved. Please cite the document that was relied upon prior to closing and list the compensating factors to be used.

Seller Comment (XXXX-06-14): (Rate Lock) 1. SOS provided shows in business since XXXX
2. there are 3 comp factors to 2 exceptions, this should be sufficient.

Reviewer Comment (XXXX-06-11): Please provide Lender Exception form with Comp Factors and alternate documentation used.

Seller Comment (XXXX-06-10): (Rate Lock) We have bank statements reflecting activity up to one month before closing, this is sufficient with the SOS. Please downgrade and waive

Reviewer Comment (XXXX-06-10): Received post dated article of organization document, Exception remains.

Seller Comment (XXXX-06-09): (Rate Lock) bank statements reflecting activity up to one month before closing.

Reviewer Comment (XXXX-0XXXX): EXCEPTION HISTORY - Exception Detail was updated on XXXX PRIOR Exception Detail: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.

Reviewer Comment (XXXX-0XXXX): TPV provided in file is dated post close. Is there any pre-close documentation that reflected an open and active business, and that business had been in existence for at least 2 years?

Seller Comment (XXXX-05-28): (Rate Lock) Doc provided showing active and in business 2+ years
																				XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121276	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.	Loan file is missing a third party verification to verify borrower's 2 years employment history and that business is open and active. .	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. DTI: 33.86156% Guideline Maximum DTI: 50.00000%	XXXX	Reviewer Comment (XXXX-06-18): Lender Exception with Compensating Factors provided. Downgraded and Waived.

Seller Comment (XXXX-06-16): (Rate Lock) Exception was provided; please downgrade to EV2 and waive

Reviewer Comment (XXXX-06-15): Please provide the information on a lender exception form showing the exception was approved. Please cite the document that was relied upon prior to closing and list the compensating factors to be used.

Seller Comment (XXXX-06-14): (Rate Lock) 1. SOS provided shows in business since XXXX
2. there are 3 comp factors to 2 exceptions, this should be sufficient.

Reviewer Comment (XXXX-06-11): Please provide Lender Exception form with Comp Factors and alternate documentation used. Just note, a current bank statement will not reflect the business has been open 2 years. The lender exception reflecting activity on a bank statement will work to waive the business currently active requirement.

Reviewer Comment (XXXX-06-11): Please provide Lender Exception form with Comp Factors and alternate documentation used.

Seller Comment (XXXX-06-10): (Rate Lock) We have bank statements reflecting activity up to one month before closing, this is sufficient with the SOS. Please downgrade and waive

Reviewer Comment (XXXX-06-10): Received post dated article of organization document, Exception remains.

Seller Comment (XXXX-06-09): (Rate Lock) bank statements reflecting activity up to one month before closing.

Reviewer Comment (XXXX-0XXXX): TPV provided in file is dated post close. Is there any pre-close documentation that reflected an open and active business, and that business had been in existence for at least 2 years?

Seller Comment (XXXX-05-28): (Rate Lock) Doc provided showing active and in business 2+ years

Reviewer Comment (XXXX-04-23): Documents provided do not show business entity, XXXX XXXX. Please provide document verifying business has been in existence for 2 years and that it is open and active.
																				XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121276	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): Ability to Repay (Dodd-Frank 2014): There are one or more guideline deficiencies related to income and/or asset doc requirements which may impact the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Waterfall exception due to missing income documents.	Reviewer Comment (XXXX-06-19): Lender Exception with Compensating Factors provided. Downgraded and Waived.

Reviewer Comment (XXXX-06-19): Regraded to EV2-B with comp factors (senior approval provided).

Reviewer Comment (XXXX-06-18): Lender provided an approved exception Doc ID0577 which reflects what they relied on pre-consummation in closing the loan. Lender relied on Bank statements with recent business transactions; statement end date of XXXX which is within 120 days prior to the Note date of XXXX Doc #0259.

Seller Comment (XXXX-06-16): (Rate Lock) Exception was provided; please downgrade to EV2 and waive

Reviewer Comment (XXXX-06-15): Please provide the information on a lender exception form showing the exception was approved. Please cite the document that was relied upon prior to closing and list the compensating factors to be used.

Seller Comment (XXXX-06-14): (Rate Lock) 1. SOS provided shows in business since XXXX
2. there are 3 comp factors to 2 exceptions, this should be sufficient.

Reviewer Comment (XXXX-06-11): Please provide Lender Exception form with Comp Factors and alternate documentation used.

Seller Comment (XXXX-06-10): (Rate Lock) We have bank statements reflecting activity up to one month before closing, this is sufficient with the SOS. Please downgrade and waive

Reviewer Comment (XXXX-06-10): Received post dated article of organization document, Exception remains.

Seller Comment (XXXX-06-09): (Rate Lock) bank statements reflecting activity up to one month before closing.

Reviewer Comment (XXXX-0XXXX): EXCEPTION HISTORY - Exception Detail was updated on XXXX PRIOR Exception Detail: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)

Reviewer Comment (XXXX-0XXXX): TPV provided in file is dated post close. Is there any pre-close documentation that reflected an open and active business, and that business had been in existence for at least 2 years?

Seller Comment (XXXX-05-28): (Rate Lock) Doc provided showing active and in business 2+ years
																				XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121277	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Appraisal report dated XXXX missing evidence of receipt.				Reviewer Comment (XXXX-04-29): Client accepts EV2 Grade and elects to Waive. Seller Comment (XXXX-04-28): (Rate Lock) Lender accepts EV2	XXXX	XXXX	XXXX	No	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121277	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver Test	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Closing Disclosure not provided to borrower within three business days prior to closing.				Reviewer Comment (XXXX-04-29): XXXXXXXX received 0XXXX CD received 3 business days prior to consummation.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term	No Defined Cure	C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121277	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower. (75103)	Appraisal Re-Inspection Fee was last disclosed as XXXX on Loan Estimate but disclosed as XXXX on Final Closing Disclosure. File does not contain a valid Changed Circumstance for this fee, no evidence of cure in file.	Reviewer Comment (XXXX-06-26): XXXXXXXX Received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.

Seller Comment (XXXX-06-25): (Rate Lock) Tracking shows delivered

Reviewer Comment (XXXX-06-22): XXXXXXXX received corrected PCCD, LOE, Copy of refund check and shipping lXXXX. However, XXXX tracking indicates lXXXX has been created, but package has not been shipped. Proof of mailing required to cure.

Reviewer Comment (XXXX-06-11): XXXXXXXX received rebuttal comment, However, please see dos ID D0497 fee name described as "Appraisal Final inspection (1004D) in the amount of XXXX and provided corresponding COC also does not give sufficient information for the fee was added. Additionally, the fee name disclosed incorrectly on CD is not valid COC to re-baseline this exception. XXXXXXXX would require a Lender attestation preferably on letterhead and at a minimum signed by lender's authorized representative and reflecting their name & title along with additional information on the attestation regarding the clerical/bona fide error that occurred with an explanation of how it occurred notwithstanding the maintenance of procedures reasonably adapted to avoid any such error along with required valid COC for the fee was added. Otherwise, refund cure of XXXX (XXXX Final inspection fee (1004D) + XXXX) is required to borrower.

Seller Comment (XXXX-06-09): (Rate Lock) Fee name was incorrect; please refer to the CIC that we were re-disclosing a CDA fee. cure should be XXXX

Reviewer Comment (XXXX-06-04): Cure amount is XXXX.

Seller Comment (XXXX-06-04): (Rate Lock) We re-disclosed the CDA fee compliantly within 3 days of knowing it was needed. Please confirm correct cure amount

Reviewer Comment (XXXX-06-04): CD and Settlement Statement both reflect an Appraisal Final Inspection fee (1004D) for XXXX and a Collateral Desktop Analysis Fee of XXXX.

Seller Comment (XXXX-06-04): (Rate Lock) Cure should only be needed for the XXXX since we correctly re-disclosed the CDA and then reduced to what the invoice truly was.

Reviewer Comment (XXXX-06-03): did not receive VCC or cure

Reviewer Comment (XXXX-06-03): XXXXXXXX received XXXX CD.

Reviewer Comment (XXXX-04-29): XXXXXXXX Received COC dated XXXX states CDA appraisal review fee of XXXX added; however, in actual Appraisal re-inspection is added on XXXX. In order to determine if the changed circumstance is valid more information is necessary on reason fee added and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Seller Comment (XXXX-04-28): (Rate Lock) Invoice provided with date of XXXX and we re-disclosed XXXX for fee
																				XXXX	XXXX	XXXX	No	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350121277	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower. (75106)	Collateral Desktop Analysis Fee was last disclosed as XXXX on Loan Estimate but disclosed as XXXX on Final Closing Disclosure. File does not contain a valid Changed Circumstance for this fee, no evidence of cure in file.	Reviewer Comment (XXXX-06-26): XXXXXXXX Received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.

Seller Comment (XXXX-06-25): (Rate Lock) Tracking shows delivered

Reviewer Comment (XXXX-06-22): XXXXXXXX received corrected PCCD, LOE, Copy of refund check and shipping lXXXX. However, XXXX tracking indicates lXXXX has been created, but package has not been shipped. Proof of mailing required to cure.

Reviewer Comment (XXXX-06-03): Exception has been XXXX for further review.

Seller Comment (XXXX-06-02: (Rate Lock) SSR on XXXX with a CU score of XXXX required a CDA; lender was made aware XXXX and re-disclosed CDA on XXXX which is within 3 days

Reviewer Comment (XXXX-05-13): XXXXXXXX received updated CD and COC dated XXXX. but it does not give sufficient information on why the fee was added on revised CD and was not known prior to or at the time of initial disclosures. Additionally, the receipt of an invoice is not a valid changed circumstance in order for a fee to be re-baselined. In order to determine if the changed circumstance is valid more information is necessary on reason for the fee added and when lender became aware of the change. A valid Changed Circumstance or cure is required. Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Seller Comment (XXXX-05-12): (Rate Lock) Again, here is the document dated XXXX with the CDA fee added

Reviewer Comment (XXXX-05-08): XXXXXXXX received rebuttal stating CDA fee charged on XXXX. However, the fee is charged on CD dated XXXX for XXXX. XXXXly provide a valid COC for the added or cure due to borrower. Cure documents consist of Post CD,LOX,Copy of refund check and proof of mailing.

Seller Comment (XXXX-05-07): (Rate Lock) This is incorrect, CDA fee of XXXX was applied on XXXX and is within the compliant time frame

Reviewer Comment (XXXX-04-29): XXXXXXXX CDA fee added on CD dated 0XXXX without valid COC. A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Seller Comment (XXXX-04-28): (Rate Lock) CDA fee (per doc) had an invoice date of XXXX and we re-disclosed XXXX which is 3 days
																				XXXX	XXXX	XXXX	No	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350121277	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower has XXXX overdrafts and over the maximum allowed in XXXX month timeframes.	Borrower has verified disposable income of at least XXXX0.00. The representative FICO score exceeds the guideline minimum by at least 40 points. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Documentation Type: 12mo Bank Statement Disposable Income: XXXX Guidelines Representative FICO: 660 Representative FICO: 758 Loan to Value: 47.73077% Guideline Maximum Loan to Value: 80.00000%	XXXX	Reviewer Comment (XXXX-04-23): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121277	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Interim Closing Disclosure Timing Regular APR Change	TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure issued on XXXX contains a change in APR and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation.					Reviewer Comment (XXXX-06-03): XXXXXXXX received XXXX CD. Seller Comment (XXXX-06-02): (Rate Lock) CIC was done XXXX which shows increase in APR Reviewer Comment (XXXX-05-08): The XXXX CD indicates an APR of 6.937% and the XXXX CD indicates an APR of 6.652%. This is a change of .282%, which is over the .125% tolerance. No visible cure available in the loan file. Seller Comment (XXXX-05-07): (Rate Lock) Not a 0.125% increase; this is acceptable	XXXX	XXXX	XXXX	No	1		A		A		A		A		A	XXXX	XXXX	Primary	Refinance - Rate/Term	No Defined Cure	C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121278	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of XXXX exceeds tolerance of XXXX plus 10% or XXXX. Sufficient or excess cure was provided to the borrower at Closing. (0)					Reviewer Comment (XXXX-04-13): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	No	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Purchase	Final CD evidences Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350121278	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver Test	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.				Reviewer Comment (XXXX-04-27): XXXXXXXX received XXXX Initial CD, 3 business days prior to the consummation.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	No Defined Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121278	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX XXXX Third Party Verification	Loan file is missing a reliable third-party verification to prove business has been active within 120 days of closing. XXXX search is not a reliable source of third-party verification.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	DTI: 19.68653% Guideline Maximum DTI: 55.00000% Guidelines Representative FICO: 660 Representative FICO: 766	XXXX	Reviewer Comment (XXXX-04-30): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121278	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Loan designation discrepancy due to missing income documents.				Reviewer Comment (XXXX-06-11): Non-QM Reviewer Comment (XXXX-05-01): Third Party verification dated post close. Reviewer Comment (XXXX-04-30): Lender Exception with Compensating Factors provided. Downgraded and Waived. System cleared.	XXXX	XXXX	XXXX	No	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350121278	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General Ability to Repay Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	Waterfall exception due to missing income documents.	Reviewer Comment (XXXX-06-11): Lender Exception with Compensating Factors provided. Downgraded and Waived.

Reviewer Comment (XXXX-06-11): Regraded to EV2-B with comp factors (senior approval provided).

Reviewer Comment (XXXX-05-05): EXCEPTION HISTORY - Exception Detail was updated on XXXX PRIOR Exception Detail: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.

Reviewer Comment (XXXX-05-01): Third Party verification dated post close.

Reviewer Comment (XXXX-04-30): Lender Exception with Compensating Factors provided. Downgraded and Waived. System cleared.
																				XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121278	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Waterfall exception due to missing income documents.	Reviewer Comment (XXXX-06-11): Lender Exception with Compensating Factors provided. Downgraded and Waived.

Reviewer Comment (XXXX-06-11): Regraded to EV2-B with comp factors (senior approval provided).

Reviewer Comment (XXXX-05-01): Third Party verification dated post close.

Reviewer Comment (XXXX-04-30): Lender Exception with Compensating Factors provided. Downgraded and Waived. System cleared.

Reviewer Comment (XXXX-04-28): ATR requires an uninterested third party to verify employment is open and active. Guideline requirements are met, ATR remains open.

Reviewer Comment (XXXX-04-28): A XXXX listing is done by the business owner, thereby not considered a third-party source. Examples of third-party source as stated in the guidelines are Better Business Bureau and Secretary of State.
																				XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121278	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.	Loan file is missing a reliable third-party verification to prove business has been active within 120 days of closing. XXXX search is not a reliable source of third-party verification.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	DTI: 19.68653% Guideline Maximum DTI: 55.00000% Guidelines Representative FICO: 660 Representative FICO: 766	XXXX	Reviewer Comment (XXXX-04-30): Lender Exception with Compensating Factors provided. Downgraded and Waived.

Reviewer Comment (XXXX-04-29): Per ATR rule, employment verification is required to be performed prior to closing. Document provided is dated after closing.

Reviewer Comment (XXXX-04-28): ATR requires an uninterested third party to verify employment is open and active. Guideline requirements are met, ATR remains open.

Reviewer Comment (XXXX-04-28): A XXXX listing is done by the business owner, thereby not considered a third-party source. Examples of third-party source as stated in the guidelines are Better Business Bureau and Secretary of State.
																				XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121278	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		VVOE dated post close.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	DTI: 19.68653% Guideline Maximum DTI: 55.00000% Guidelines Representative FICO: 660 Representative FICO: 766	XXXX	Reviewer Comment (XXXX-06-11): Lender Exception with Compensating Factors provided as well as the alternate documentation used for active business. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2		B		B		B		B		B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121279	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower. (8304)	Transfer Tax Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. File does not contain a valid Changed Circumstance for this fee, no evidence of cure in file.	Reviewer Comment (XXXX-05-08): XXXXXXXX received CD dated 0XXXX.

Seller Comment (XXXX-05-07): (Rate Lock) CD provided

Reviewer Comment (XXXX-05-04): The document provided is not clear. Please provide a clearer CD.

Seller Comment (XXXX-05-01): (Rate Lock) Please refer to the settlement statement used to balance; shows transfer taxes of XXXX and cash to close matches with CD. No cure is needed

Reviewer Comment (XXXX-04-29): Please provide a more legible document. The CD provided is not legible.

Seller Comment (XXXX-04-29): (Rate Lock) Please advise where you are getting XXXX4? Final signed CD has total of XXXX8 + XXXX6 = XXXX4.
																				XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Second Home	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350121279	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of XXXX exceeds tolerance of XXXX plus 10% or XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower. (0)	A valid COC for increase of recording fee or cure is required. Cure documents consist of PCCD, LOE, proof of mailing and copy of refund check.				Reviewer Comment (XXXX-06-18): Received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD in trailing docs.	XXXX	XXXX	XXXX	No	2		B		B		B		B		B	XXXX	XXXX	Second Home	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350121280	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower. (7200)	Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX. Insufficient or no cure was provided to the borrower.				Reviewer Comment (XXXX-05-27): XXXXXXXX Received COC dated 0XXXX along with additional information. Reviewer Comment (XXXX-05-04): XXXXXXXX received COC dated XXXX states reason loan amount change. However, need additional information why pricing change. Provide additional information to support a pricing change for the discount point increased or cure would be due.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350121280	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		The party making the payments must be obligated on the note (documented with the note or via a detailed credit supplement) for the mortgage that is being excluded. This was not provided for XXXX.				Reviewer Comment (XXXX-06-17): Received lender clarification on the rental property payments.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121280	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The party making the payments must be obligated on the note (documented with the note or via a detailed credit supplement) for the mortgage that is being excluded. This was not provided for XXXX.				Reviewer Comment (XXXX-06-17): System cleared after Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	No	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350121280	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The party making the payments must be obligated on the note (documented with the note or via a detailed credit supplement) for the mortgage that is being excluded. This was not provided for XXXX.				Reviewer Comment (XXXX-06-17): System cleared after Lender Exception with Compensating Factors provided. Reviewer Comment (XXXX-06-16): Lender exception provided is for DTI of 50.04%. Calculated DTI is 53.81%. Please provided a mortgage statement to verify the actual housing payment for XXXX if that is the reason for the discrepancy. Reviewer Comment (XXXX-05-11): Unable to determine the total payment for the property. Credit report and bank statement showing payments do not match. Please provide mortgage statement for the departure residence.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121280	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General Ability to Repay Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	The party making the payments must be obligated on the note (documented with the note or via a detailed credit supplement) for the mortgage that is being excluded. This was not provided for XXXX.	Reviewer Comment (XXXX-06-17): System cleared after Lender Exception with Compensating Factors provided.

Reviewer Comment (XXXX-06-17): Processor cert provided to verify the mortgage payments being made on the credit report however, Mortgage statement is still missing to determine if the Taxes and Insurance are escrowed. Please provide the mortgage statement and or the Insurance policy. Tax information was found on the fraud report.

Reviewer Comment (XXXX-06-16): Lender exception provided is for DTI of 50.04%. Calculated DTI is 53.81%. Please provided a mortgage statement to verify the actual housing payment for XXXX if that is the reason for the discrepancy.

Reviewer Comment (XXXX-05-11): Unable to determine the total payment for the property. Credit report and bank statement showing payments do not match. Please provide mortgage statement for the departure residence.

Seller Comment (XXXX-05-07): (Rate Lock) payment should have been included
																				XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121280	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 53.81108% exceeds Guideline total debt ratio of 45.00000%.	Calculated investor qualifying total debt ratio of 53.81108% exceeds Guideline total debt ratio of 45.00000%.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been employed in the same industry for more than 5 years. Documentation Type: 12mo Bank Statement Disposable Income: XXXX Borrower has worked in the same position for more than 3 years. Reserves: 12.86 Guideline Requirement: 6.00 The representative FICO score exceeds the guideline minimum by at least 40 points.	XXXX	Reviewer Comment (XXXX-06-12): Lender Exception with Compensating Factors provided. Downgraded and Waived. Seller Comment (XXXX-06-11): (Rate Lock) DTI exception provided	XXXX	XXXX	XXXX	Yes	2		B		B		B		B		B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121280	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 53.81108% significantly exceeds the guideline maximum of 45.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)	Reviewer Comment (XXXX-06-17): System cleared after Lender Exception with Compensating Factors provided.

Reviewer Comment (XXXX-06-17): Processor cert provided to verify the mortgage payments being made on the credit report however, Mortgage statement is still missing to determine if the Taxes and Insurance are escrowed. Please provide the mortgage statement and or the Insurance policy. Tax information was found on the fraud report.

Reviewer Comment (XXXX-06-16): Lender exception provided is for DTI of 50.04%. Calculated DTI is 53.81%. Please provided a mortgage statement to verify the actual housing payment for XXXX if that is the reason for the discrepancy.

Reviewer Comment (XXXX-06-12): XXXX to compliance. This exception will be downgraded/waived when the other assets related exceptions have been cleared or downgraded/waived.

Seller Comment (XXXX-06-11): (Rate Lock) DTI exception provided
																				XXXX	XXXX	XXXX	No	1		A		A		A		A		A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121280	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 48.54902% moderately exceeds the guideline maximum of 45.00%. (DTI Exception is eligible to be regraded with compensating factors.)		Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been employed in the same industry for more than 5 years. Documentation Type: 12mo Bank Statement Disposable Income: XXXX Borrower has worked in the same position for more than 3 years. Reserves: 12.86 Guideline Requirement: 6.00 The representative FICO score exceeds the guideline minimum by at least 40 points.	XXXX	Reviewer Comment (XXXX-06-17): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2		B		B		B		B		B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121282	XXXX	XXXX	XXXX	XXXX	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of XXXX is less than Cash From Borrower XXXX.	Assets for closing of XXXX is less than cash from borrower XXXX. Please provide proof of the Pending Sale proceeds.				Reviewer Comment (XXXX-06-04): Valid........... Reviewer Comment (XXXX-06-03): Assets provided in file are insufficient for closing. 1003 shows pending net sale proceeds from real estate assets of XXXX. Evidence is missing in file.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121282	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 6.00.	Calculated PITIA months reserves of 0.00 is less than guideline PITIA months reserves of 6.00.				Reviewer Comment (XXXX-06-04): Initial and final settlement statement received.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121282	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Borrower qualified with 12 months bank statements; transcripts not required.				Reviewer Comment (XXXX-06-04): Initial and final settlement statement received. Reviewer Comment (XXXX-06-03): This exception is firing due to insufficient assets provided in file for closing and reserves. Seller Comment (XXXX-06-02): (Rate Lock) What is needed?	XXXX	XXXX	XXXX	No	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350121282	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General Ability to Repay Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	Waterfall exception due to insufficient assets.				Reviewer Comment (XXXX-06-04): Initial and final settlement statement received.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121282	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower. (75103)	Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower.				Reviewer Comment (XXXX-06-03): XXXXXXXX Received Valid COC dated XXXX. Seller Comment (XXXX-06-02): (Rate Lock) CIC provided	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350121282	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Loan file is missing borrower's 6months verification of rent as required by the guidelines.				Reviewer Comment (XXXX-06-10): Received VOR with post dated 1003 updated and associated, Exception cleared. Seller Comment (XXXX-06-09): (Rate Lock) 1003 provided Reviewer Comment (XXXX-06-04): 1003 shows rent of XXXX, VOR shows XXXX. Please provide corrected 1003 @ XXXX with signed lease showing XXXX, or additional funds of XXXX/month going to the landlord. Reviewer Comment (XXXX-06-03): 1003 shows rent of XXXX, VOR shows XXXX. Seller Comment (XXXX-06-02): (Rate Lock) VOR provided	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121283	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 75.00000% exceeds Guideline loan to value percentage of 65.00000%.	LTV of 75% exceeds guideline maximum of 65% for a cash-out refinance on a rural property.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. The qualifying DSCR on the loan is greater than the guideline minimum. Miscellaneous	Guidelines Representative FICO: 660 Representative FICO: 804 The DSCR of 1XXXX5 is greater than the minimum required DSCR of 1.00. Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-04-22): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121283	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 75.00000% exceeds Guideline combined loan to value percentage of 65.00000%.	LTV of 75% exceeds guideline maximum of 65% for a cash-out refinance on a rural property.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. The qualifying DSCR on the loan is greater than the guideline minimum. Miscellaneous	Guidelines Representative FICO: 660 Representative FICO: 804 The DSCR of 1XXXX5 is greater than the minimum required DSCR of 1.00. Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-04-22): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121283	XXXX	XXXX	XXXX	XXXX	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		HOI coverage is short by XXXX. Please provide updated coverage or a Replacement Cost Estimator for the subject.				Reviewer Comment (XXXX-06-18): Updated Insurance coverage provided has a shortfall of XXXX. Reviewer Comment (XXXX-0XXXX): Replacement Cost Value of XXXX is more than the coverage amount of XXXX. Shortfall is XXXX. Seller Comment (XXXX-05-28): (Rate Lock) RCE provided Reviewer Comment (XXXX-05-11): Guidelines require coverage for 80% Estimated cost new. The Estimated cost new for subject property is XXXX. 80% is XXXX. Policy has a dwelling limit of XXXX, there is a XXXX coverage shortfall. Seller Comment (XXXX-05-07): (Rate Lock) Please advise how you are getting the shortage	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121285	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX Statement					Reviewer Comment (XXXX-06-19): Received CD in trailing docs. Reviewer Comment (XXXX-05-12): Please provide the CD/Closing statement for the loan. Seller Comment (XXXX-05-08): (Rate Lock) Loan was in process at time of closing	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121285	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.	Loan file is missing a third-party verification that verifies the business start date. Unable to verify the borrower has been self employed 2 years and the business has been open 2 years.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least XXXX0.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Reserves: 67.94 Guideline Requirement: 6.00 Loan to Value: 64.00000% Guideline Maximum Loan to Value: 80.00000% DTI: 41.08889% Guideline Maximum DTI: 55.00000% Guidelines Representative FICO: 660 Representative FICO: 713	XXXX	Reviewer Comment (XXXX-06-18): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121285	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX XXXX Third Party Verification	Loan file is missing a third-party verification that verifies the business start date. Unable to verify the borrower has been self employed 2 years and the business has been open 2 years.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least XXXX0.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Reserves: 67.94 Guideline Requirement: 6.00 Loan to Value: 64.00000% Guideline Maximum Loan to Value: 80.00000% DTI: 41.08889% Guideline Maximum DTI: 55.00000% Guidelines Representative FICO: 660 Representative FICO: 713	XXXX	Reviewer Comment (XXXX-06-18): Lender Exception with Compensating Factors provided. Downgraded and Waived. Reviewer Comment (XXXX-06-18): Please provide a more reliable source. A XXXX search is not a reliable third party source per ATR rule. Please provide an alternative document that was relied upon to prove business was open and active 120 days prior to the Note date.	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121285	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Waterfall exception due to missing income document.				Reviewer Comment (XXXX-06-19): NonQM	XXXX	XXXX	XXXX	No	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350121285	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Waterfall exception due to missing income document.	Reviewer Comment (XXXX-06-23): Lender Exception with Compensating Factors provided. Downgraded and Waived.

Seller Comment (XXXX-06-22): (Rate Lock) EV2 accept please waive

Reviewer Comment (XXXX-06-19): Regraded to EV2-B with comp factors (senior approval provided).

Reviewer Comment (XXXX-06-18): Please provide a more reliable source. A XXXX search is not a reliable third party source per ATR rule. Please provide an alternative document that was relied upon to prove business was open and active 120 days prior to the Note date.

Reviewer Comment (XXXX-05-12): Bizapedia documents not dated. Provide pre-close documentation dated within 120 days prior to the Note date.
																				XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121285	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Waterfall exception due to missing income document.	Reviewer Comment (XXXX-06-23): Lender Exception with Compensating Factors provided. Downgraded and Waived.

Seller Comment (XXXX-06-22): (Rate Lock) EV2 accept please waive

Reviewer Comment (XXXX-06-19): Regraded to EV2-B with comp factors (senior approval provided).

Reviewer Comment (XXXX-06-18): Please provide a more reliable source. A XXXX search is not a reliable third party source per ATR rule. Please provide an alternative document that was relied upon to prove business was open and active 120 days prior to the Note date.

Reviewer Comment (XXXX-05-12): Bizapedia documents not dated. Provide pre-close documentation dated within 120 days prior to the Note date.
																				XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121286	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.89 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	DSCR is less than the guideline minimum of 1.00.	Miscellaneous Borrower's Experience/Track Record	Housing payment history is 0x30x24 or better. Borrower has real estate investment experience as seasoned investor with more than 2 prior investments displaying at least 0x30x12 pay history	XXXX	Reviewer Comment (XXXX-06-01): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121287	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX XXXX Account Statements - Business	Business bank statement for XXXX /XXXX was not provided.				Reviewer Comment (XXXX-06-15): Bak statement provided. Seller Comment (XXXX-06-12): (Rate Lock) Correct statement provided Reviewer Comment (XXXX-06-10): Bank Statement provided is not the statement used for the bank statement income. Bank statement missing is the XXXX XXXX XXXX account ending in XXXX. Seller Comment (XXXX-06-10): (Rate Lock) Stmt provided	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121287	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Account Statements - Business not provided		Business bank statement for XXXX XXXX was not provided.				Reviewer Comment (XXXX-06-15): Bak statement provided. Seller Comment (XXXX-06-12): (Rate Lock) Correct statement provided Reviewer Comment (XXXX-06-10): Bank Statement provided is not the statement used for the bank statement income. Bank statement missing is the XXXX XXXX XXXX account ending in XXXX. Seller Comment (XXXX-06-10): (Rate Lock) Stmt provided	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121287	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Loan Designation discrepancy due to missing business bank statement for XXXX XXXX.				Reviewer Comment (XXXX-06-15): Bak statement provided. System cleared. Seller Comment (XXXX-06-12): (Rate Lock) Correct statement provided Reviewer Comment (XXXX-06-10): Bank Statement provided is not the statement used for the bank statement income. Bank statement missing is the XXXX XXXX XXXX account ending in XXXX. Seller Comment (XXXX-06-10): (Rate Lock) Stmt provided	XXXX	XXXX	XXXX	No	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350121287	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General Ability to Repay Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	Waterfall due to missing business bank statement for XXXX XXXX.				Reviewer Comment (XXXX-06-15): Bak statement provided. System cleared. Seller Comment (XXXX-06-12): (Rate Lock) Correct statement provided Reviewer Comment (XXXX-06-10): Bank Statement provided is not the statement used for the bank statement income. Bank statement missing is the XXXX XXXX XXXX account ending XXXX. Seller Comment (XXXX-06-10): (Rate Lock) Stmt provided	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121287	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): Ability to Repay (Dodd-Frank 2014): There are one or more guideline deficiencies related to income and/or asset doc requirements which may impact the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Waterfall due to missing business bank statement for XXXX XXXX.	Reviewer Comment (XXXX-06-15): Bak statement provided. System cleared.

Seller Comment (XXXX-06-12): (Rate Lock) Correct statement provided

Reviewer Comment (XXXX-06-10): Bank Statement provided is not the statement used for the bank statement income. Bank statement missing is the XXXX XXXX XXXX account ending XXXX.

Seller Comment (XXXX-06-10): (Rate Lock) Stmt provided

Reviewer Comment (XXXX-0XXXX): EXCEPTION HISTORY - Exception Detail was updated on XXXX PRIOR Exception Detail: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
																				XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121287	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Waterfall due to missing business bank statement for XXXX XXXX.				Reviewer Comment (XXXX-06-15): Bak statement provided. Seller Comment (XXXX-06-12): (Rate Lock) Correct statement provided Reviewer Comment (XXXX-06-10): Bank Statement provided is not the statement used for the bank statement income. Bank statement missing is the XXXX XXXX XXXX account ending XXXX. Seller Comment (XXXX-06-10): (Rate Lock) Stmt provided Reviewer Comment (XXXX-0XXXX): Bank statement not in file.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121287	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Lender exception approved to allow cash-out transaction within 6 months of another cash-out and paying off HELOC obtained with the other cash-out.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least XXXX0.00.

Borrower has worked in the same position for more than 3 years.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The representative FICO score exceeds the guideline minimum by at least 40 points.

																Miscellaneous	Borrower has been employed in the same industry for more than 5 years. DTI: 26.27020% Guideline Maximum DTI: 55.00000% Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-05-08): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121287	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower. (7506)	Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower.				Reviewer Comment (XXXX-06-09): XXXXXXXX received Letter of Explanation, Pay history and Corrected CD.	XXXX	XXXX	XXXX	No	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350121287	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Borrower signed Note Individually and as Trustee whereas signed Security Instrument as Trustee only.	The qualifying DTI on the loan is at least 10% less than the guideline maximum. Borrower has worked in the same position for more than 3 years. Borrower has been employed in the same industry for more than 5 years. The representative FICO score exceeds the guideline minimum by at least 40 points.	DTI: 26.27020% Guideline Maximum DTI: 55.00000% Borrower has been employed in the same industry for more than 5 years.	XXXX	Reviewer Comment (XXXX-06-10): Lender Exception with Compensating Factors provided. Downgraded and Waived.

Seller Comment (XXXX-06-10): (Rate Lock) Exception provided

Reviewer Comment (XXXX-06-03): Security Instrument and Note need to match, on both documents borrower need to sign as 'Individually and as Trustee..'.

Seller Comment (XXXX-06-02): (Rate Lock) Borrower signed according to signature lines

Reviewer Comment (XXXX-0XXXX): The borrower correctly signed the Note, Individually and as Trustee. However, on the Security Instrument borrower signed only as Trustee. Security Instrument needs to reflect Individually and as Trustee for borrower.

Seller Comment (XXXX-05-28): (Rate Lock) Re-executed note; borrower signed DOT correctly.
																				XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121289	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for subject being a new condo in XXXX.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Reserves: 23.84 Guideline Requirement: 6.00 Guidelines Representative FICO: 660 Representative FICO: 792 Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-06-01): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121289	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.94 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	DSCR is less than the guideline minimum of 1.00.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Reserves: 23.84 Guideline Requirement: 6.00 Guidelines Representative FICO: 660 Representative FICO: 792 Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-06-01): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121290	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003		Final 1003 is missing.				Reviewer Comment (XXXX-06-22): Received final 1003 in trailing docs.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	A	A	A	A	Non QM	N/A	No
XXXX	XXXX	XXXX	XXXX	4350121290	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX, XXXX Insurance Verification	Insurance verification is missing for XXXX property.				Reviewer Comment (XXXX-06-01): Insurance verification provided.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	A	A	A	A	Non QM	N/A	No
XXXX	XXXX	XXXX	XXXX	4350121290	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX XXXX, XXXX, XXXX Lease Agreement	Lease agreement is missing for XXXX Dr.				Reviewer Comment (XXXX-05-08): Received correspondence that rental income is not being used to qualify. Seller Comment (XXXX-05-06): (Rate Lock) Rental income is not being used from this property	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	A	A	A	A	Non QM	N/A	No
XXXX	XXXX	XXXX	XXXX	4350121290	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Lease agreement is missing for XXXX Dr, and operating agreement is missing for borrower's business.				Reviewer Comment (XXXX-06-01): Lease agreement provided.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	A	A	A	A	Non QM	N/A	No
XXXX	XXXX	XXXX	XXXX	4350121290	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX Operating Agreement	Operating agreement is missing for borrower's business to verify percentage of ownership.				Reviewer Comment (XXXX-06-10): Received Schedule K-1 showing borrower is 100% owner. Seller Comment (XXXX-06-08): (Rate Lock) Confirms 100% owner Reviewer Comment (XXXX-06-01): Verification of borrower's percentage ownership in business entity is still missing. Exception remains. Reviewer Comment (XXXX-05-08): Documents provided in trailing docs do not show ownership percentage.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	A	A	A	A	Non QM	N/A	No
XXXX	XXXX	XXXX	XXXX	4350121291	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Approved Lender Exception - Rural property with XXXX acres exceeds maximum allowed of 10 acres.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least XXXX0.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																Miscellaneous	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. DTI: 31.76743% Guideline Maximum DTI: 55.00000% Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-05-20): Lender Exception with Compensating Factors provided. Downgraded and Waived. Seller Comment (XXXX-05-18): (Rate Lock) Please downgrade and waive	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121291	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XXXX incorrectly disclosed whether the loan will have an escrow account. (Final/XXXX)	Final Closing Disclosure provided on XXXX did not disclose the reason why the loan will not have an escrow account.				Reviewer Comment (XXXX-06-11): XXXXXXXX received Letter of Explanation & Corrected Closing Disclosure. Seller Comment (XXXX-06-10): (Rate Lock) PCCD provided	XXXX	XXXX	XXXX	No	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350121291	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.	Missing third-party verification for borrower's businesses to verify they are currently active.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least XXXX0.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

Miscellaneous	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. DTI: 31.76743% Guideline Maximum DTI: 55.00000% Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-06-15): Lender Exception with Compensating Factors provided. Downgraded and Waived.

Seller Comment (XXXX-06-12): (Rate Lock) Exception provided, please downgrade and waive

Reviewer Comment (XXXX-06-11): Provide CPA letter within 120 days of Note date validating the business is active. Exception remains

Seller Comment (XXXX-06-10): (Rate Lock) Business bank statements showing activity 1 month prior to closing to confirm business is active within 120 days of note date

Reviewer Comment (XXXX-0XXXX): CPA letter provided does not state that business is currently active. Is there any pre-close documentation that reflected an open and active business?

Seller Comment (XXXX-05-28): (Rate Lock) VOE provided
																				XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121291	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX XXXX Third Party Verification	Missing third-party verification for borrower's businesses to verify they are currently active.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least XXXX0.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

Miscellaneous	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. DTI: 31.76743% Guideline Maximum DTI: 55.00000% Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-06-15): Lender Exception with Compensating Factors provided. Downgraded and Waived.

Seller Comment (XXXX-06-12): (Rate Lock) Exception provided, please downgrade and waive

Reviewer Comment (XXXX-06-11): Provide CPA letter within 120 days of Note date validating the business is active. Exception remains

Seller Comment (XXXX-06-10): (Rate Lock) Business bank statements showing activity 1 month prior to closing to confirm business is active within 120 days of note date

Reviewer Comment (XXXX-0XXXX): CPA letter provided does not state that business is currently active. Is there any pre-close documentation that reflected an open and active business?

Seller Comment (XXXX-05-28): (Rate Lock) VOE provided
																				XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121291	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Waterfall due to missing third-party verification for borrower's businesses to verify they are currently active.	Reviewer Comment (XXXX-06-16): Loan is Non-QM.

Seller Comment (XXXX-06-12): (Rate Lock) Exception provided, please downgrade and waive

Reviewer Comment (XXXX-06-11): Provide CPA letter within 120 days of Note date validating the business is active. Exception remains

Seller Comment (XXXX-06-10): (Rate Lock) Business bank statements showing activity 1 month prior to closing to confirm business is active within 120 days of note date

Reviewer Comment (XXXX-0XXXX): CPA letter provided does not state that business is currently active. Is there any pre-close documentation that reflected an open and active business?

Seller Comment (XXXX-05-28): (Rate Lock) VOE provided
																				XXXX	XXXX	XXXX	No	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350121291	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): Ability to Repay (Dodd-Frank 2014): There are one or more guideline deficiencies related to income and/or asset doc requirements which may impact the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Missing third-party verification for borrower's businesses to verify they are currently active.	Reviewer Comment (XXXX-06-16): Lender Exception with Compensating Factors provided. Downgraded and Waived.

Reviewer Comment (XXXX-06-16): Regraded to EV2-B with comp factors.

Seller Comment (XXXX-06-12): (Rate Lock) Exception provided, please downgrade and waive

Reviewer Comment (XXXX-06-11): Provide CPA letter within 120 days of Note date validating the business is active. Exception remains

Seller Comment (XXXX-06-10): (Rate Lock) Business bank statements showing activity 1 month prior to closing to confirm business is active within 120 days of note date

Reviewer Comment (XXXX-0XXXX): EXCEPTION HISTORY - Exception Detail was updated on XXXX PRIOR Exception Detail: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)

Reviewer Comment (XXXX-0XXXX): CPA letter provided does not state that business is currently active. Is there any pre-close documentation that reflected an open and active business?

Seller Comment (XXXX-05-28): (Rate Lock) VOE provided
																				XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121291	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General Ability to Repay Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	Missing third-party verification for borrower's businesses to verify they are currently active.	Reviewer Comment (XXXX-06-16): Lender Exception with Compensating Factors provided. Downgraded and Waived.

Reviewer Comment (XXXX-06-16): Regraded to EV2-B with comp factors.

Seller Comment (XXXX-06-12): (Rate Lock) Exception provided, please downgrade and waive

Reviewer Comment (XXXX-06-11): Provide CPA letter within 120 days of Note date validating the business is active. Exception remains

Seller Comment (XXXX-06-10): (Rate Lock) Business bank statements showing activity 1 month prior to closing to confirm business is active within 120 days of note date

Reviewer Comment (XXXX-0XXXX): CPA letter provided does not state that business is currently active. Is there any pre-close documentation that reflected an open and active business?

Seller Comment (XXXX-05-28): (Rate Lock) VOE provided
																				XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121292	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Name of insured on hazard declaration page does not match XXXX name.				Reviewer Comment (XXXX-06-08): Updated hazard provided.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121292	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 80.00000% exceeds Guideline loan to value percentage of 75.00000%.	Calculated loan to value percentage of 80.00000% exceeds guideline loan to value percentage of 75.00000%.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrower's Experience/Track Record Miscellaneous	Borrower has real estate investment experience as seasoned investor with more than 2 prior investments displaying at least 0x30x12 pay history Housing payment history is 0x30x24 or better	XXXX	Reviewer Comment (XXXX-04-30): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121292	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 80.00000% exceeds Guideline combined loan to value percentage of 75.00000%.	Calculated combined loan to value percentage of 80.00000% exceeds guideline combined loan to value percentage of 75.00000%.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrower's Experience/Track Record Miscellaneous	Borrower has real estate investment experience as seasoned investor with more than 2 prior investments displaying at least 0x30x12 pay history Housing payment history is 0x30x24 or better	XXXX	Reviewer Comment (XXXX-04-30): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121293	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Third-party verification provided did not show the start date of business. Could not verify the required 2 years of self-employment and 2 years of business existence for bank statement income. Additionally, the Business Narrative was missing for the business entity used for income.				Reviewer Comment (XXXX-06-23): Received business narrative form in trailing docs. Reviewer Comment (XXXX-06-04): Business narrative form is missing for XXXX, PLLC. Seller Comment (XXXX-06-04): (Rate Lock) Letter confirming open and in good standing. OA provided showing 2+ years	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350121293	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX XXXX XXXX Business Narrative Form, Third Party Verification	Third-party verification provided did not show the start date of business. Could not verify the required 2 years of self-employment and 2 years of business existence for bank statement income. Additionally, the Business Narrative was missing for the business entity used for income.				Reviewer Comment (XXXX-06-23): Received Business Narrative in trailing docs. Reviewer Comment (XXXX-06-04): Business narrative form is missing for XXXX, PLLC. Seller Comment (XXXX-06-04): (Rate Lock) Letter confirming open and in good standing. OA provided showing 2+ years	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350121294	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower. (7506)	Zero Percent Fee Tolerance was exceeded for Appraisal Fee. Fee amount of XXXX exceeds tolerance of XXXX. XXXX over the legal limit. Insufficient or no cure was provided to the borrower.				Reviewer Comment (XXXX-05-19): XXXXXXXX received Letter of Explanation, Payment history and Corrected CD. Reviewer Comment (XXXX-05-19): XXXXXXXX received Letter of Explanation, Pay history and Corrected CD.	XXXX	XXXX	XXXX	No	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350121294	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	Waterfall due to insufficient income and assets documents.	Reviewer Comment (XXXX-06-19): NonQM

Reviewer Comment (XXXX-06-19): Lender has requested an ATR downgrade/waive for ATR exceptions on this file, due to Loan file missing a third-party verification to verify the existence of the business 120 days prior to Note date.
Lender provided an approved exception Doc ID0614 which reflects what they relied on pre-consummation in closing the loan.
1.(D0305) -Bank statements confirming recent business transactions with statement end date of XXXX which is within 120 days prior to the Note date of XXXX.
2.(D0309) -Active business licenses provided in file, however unable to verify when they were pulled.
CFA provided in trailing docs. Operating agreement verifies 2 years self-employment.

Reviewer Comment (XXXX-06-19): Exception has been XXXX for further review.

Seller Comment (XXXX-06-17): (Rate Lock) Exception provided please downgrade to EV2 and waive
																				XXXX	XXXX	XXXX	No	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM status	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350121294	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Employment - Bank Statements	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current employment status using reasonably reliable third-party records. (XXXX,XXXX XXXX/Bank Statements)	Waterfall due to insufficient income and assets documents.	Reviewer Comment (XXXX-06-23): Lender Exception with Compensating Factors provided. Downgraded and Waived.

Seller Comment (XXXX-06-22): (Rate Lock) Please waive

Reviewer Comment (XXXX-06-19): Regraded to EV2-B with comp factors (senior approval provided).

Reviewer Comment (XXXX-06-19): Lender has requested an ATR downgrade/waive for ATR exceptions on this file, due to Loan file missing a third-party verification to verify the existence of the business 120 days prior to Note date.
Lender provided an approved exception Doc ID0614 which reflects what they relied on pre-consummation in closing the loan.
1.(XXXX) -Bank statements confirming recent business transactions with statement end date of XXXX which is within 120 days prior to the Note date of XXXX.
2.(XXXX) -Active business licenses provided in file, however unable to verify when they were pulled.
CFA provided in trailing docs. Operating agreement verifies 2 years self-employment.

Reviewer Comment (XXXX-06-19): Exception has been XXXX for further review.

Seller Comment (XXXX-06-17): (Rate Lock) Exception provided please downgrade to EV2 and waive

Reviewer Comment (XXXX-06-15): CFA received, file is still missing verification business was active 120 days prior to the Note date. Please provide Lender Exception form for Alternate Documentation used and what activity was shown to verify business was active at least 120 days prior to the Note date.

Seller Comment (XXXX-06-12): (Rate Lock) CFA provided

Reviewer Comment (XXXX-06-11): Please provide third party verification or business license having document date within 10 days prior to note date and also provide Business cash flow analysis document for account #XXXX, Exception Remains.

Seller Comment (XXXX-06-10): (Rate Lock) Cash flow and OA already provided, please clear
																				XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121294	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		Verification that the withdrawal of funds for the transaction from business account will not have a negative impact on the business and its continued operations was not provided.				Reviewer Comment (XXXX-06-15): Received CFA in trailing docs. Seller Comment (XXXX-06-12): (Rate Lock) CFA provided Reviewer Comment (XXXX-06-11): Please provide business cash flow analysis document or CPA letter showing no negative impact on the business for account XXXX, Exception Remains. Seller Comment (XXXX-06-10): (Rate Lock) Cash flow and OA already provided, please clear Reviewer Comment (XXXX-0XXXX): Missing CFA for account number XXXX. Seller Comment (XXXX-05-28): (Rate Lock) Please clear CFA was completed	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121294	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		Verification that the withdrawal of funds for the transaction from business account will not have a negative impact on the business and its continued operations was not provided.				Reviewer Comment (XXXX-05-20): Received cash flow analysis in trailing docs.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121294	XXXX	XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		Verification that the withdrawal of funds for the transaction from business account will not have a negative impact on the business and its continued operations was not provided.				Reviewer Comment (XXXX-06-15): Received CFA in trailing docs. Seller Comment (XXXX-06-12): (Rate Lock) CFA provided Reviewer Comment (XXXX-06-11): Please provide business cash flow analysis document or CPA letter showing no negative impact on the business for account XXXX, Exception Remains. Seller Comment (XXXX-06-10): (Rate Lock) Cash flow and OA already provided, please clear Reviewer Comment (XXXX-0XXXX): Missing CFA for account number XXXX. Seller Comment (XXXX-05-28): (Rate Lock) Please clear CFA was completed	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121294	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.	Third party verification that borrower was self-employed for at least 2 years and that the business had been in existence for at least 2 years was not provided. Additionally, third-party verification within 120 days prior to note date that business is currently active was not in file.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	DTI: 19.76006% Guideline Maximum DTI: 55.00000%	XXXX	Reviewer Comment (XXXX-06-19): Lender Exception with Compensating Factors provided. Downgraded and Waived.

Reviewer Comment (XXXX-06-19): Exception has been XXXX for further review.

Seller Comment (XXXX-06-17): (Rate Lock) Exception provided please downgrade to EV2 and waive

Reviewer Comment (XXXX-06-15): CFA letter will not resolve the exception. Operating Agreement reflects business open 2 years and 2 yrs self-employment. Please provide Lender Exception form for Alternate Documentation used and what activity was shown to verify active.

Seller Comment (XXXX-06-12): (Rate Lock) CFA provided

Reviewer Comment (XXXX-06-11): Operating Agreement reflects business open 2 years and 2 yrs self employment. Please provide Lender Exception form for Alternate Documentation used and what activity was shown to verify active.

Seller Comment (XXXX-06-10): (Rate Lock) Cash flow and OA already provided, please clear
																				XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121294	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): Ability to Repay (Dodd-Frank 2014): There are one or more guideline deficiencies related to income and/or asset doc requirements which may impact the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Waterfall due to insufficient income and assets documents.	Reviewer Comment (XXXX-06-23): Lender Exception with Compensating Factors provided. Downgraded and Waived.

Seller Comment (XXXX-06-22): (Rate Lock) Please waive

Reviewer Comment (XXXX-06-19): Regraded to EV2-B with comp factors (senior approval provided).

Reviewer Comment (XXXX-06-19): Lender has requested an ATR downgrade/waive for ATR exceptions on this file, due to Loan file missing a third-party verification to verify the existence of the business 120 days prior to Note date.
Lender provided an approved exception Doc ID0614 which reflects what they relied on pre-consummation in closing the loan.
1.(D0305) -Bank statements confirming recent business transactions with statement end date of XXXX which is within 120 days prior to the Note date of XXXX.
2.(D0309) -Active business licenses provided in file, however unable to verify when they were pulled.
CFA provided in trailing docs. Operating agreement verifies 2 years self-employment.

Reviewer Comment (XXXX-06-19): Exception has been XXXX for further review.

Seller Comment (XXXX-06-17): (Rate Lock) Exception provided please downgrade to EV2 and waive

Reviewer Comment (XXXX-06-15): CFA received, file is still missing verification business was active 120 days prior to the Note date. Please provide Lender Exception form for Alternate Documentation used and what activity was shown to verify business was active at least 120 days prior to the Note date.

Seller Comment (XXXX-06-12): (Rate Lock) CFA provided

Reviewer Comment (XXXX-06-11): Please provide third party verification or business license having document date within 10 days prior to note date and also provide Business cash flow analysis document for account XXXX, Exception Remains.

Seller Comment (XXXX-06-10): (Rate Lock) Cash flow and OA already provided, please clear

Reviewer Comment (XXXX-0XXXX): EXCEPTION HISTORY - Exception Detail was updated on XXXX PRIOR Exception Detail: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)

Reviewer Comment (XXXX-0XXXX): Missing CFA for account number XXXX. Lender certification provided, dated post close, shows business license was used to verify existence of business and that the business is open and active. Please provide the business license used to verify business was open and active at time of closing and had been in existence for at least 2 years.

Seller Comment (XXXX-05-28): (Rate Lock) Docs provided
																				XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121294	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Public Records	Credit	Public Records/Collections/Charge Off does not meet guidelines.	Credit Report: Original // Public Record Type: Bankruptcy / Balance: 0.00	Lender approved exception to allow loan to proceed with less than 3 years waiting period required by guidelines for Chapter 13 bankruptcy.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	DTI: 19.76006% Guideline Maximum DTI: 55.00000%	XXXX	Reviewer Comment (XXXX-05-06): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121294	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX Third Party Verification	Third party verification that borrower was self-employed for at least 2 years and that the business had been in existence for at least 2 years was not provided. Additionally, third-party verification within 120 days prior to note date that business is currently active was not in file.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	DTI: 19.76006% Guideline Maximum DTI: 55.00000%	XXXX	Reviewer Comment (XXXX-06-19): Lender Exception with Compensating Factors provided. Downgraded and Waived.

Reviewer Comment (XXXX-06-19): Exception has been XXXX for further review.

Seller Comment (XXXX-06-17): (Rate Lock) Exception provided please downgrade to EV2 and waive

Reviewer Comment (XXXX-06-15): CFA letter will not resolve the exception. Required third party verification or business license having document date within 10 days prior to note date. Exception Remains.

Seller Comment (XXXX-06-12): (Rate Lock) CFA provided

Reviewer Comment (XXXX-06-11): Required third party verification or business license having document date within 10 days prior to note date. Exception Remains.

Seller Comment (XXXX-06-10): (Rate Lock) Cash flow and OA already provided, please clear

Seller Comment (XXXX-06-10): (Rate Lock) OA provided

Reviewer Comment (XXXX-0XXXX): Missing CFA for account number XXXX. Lender certification provided, dated post close, shows business license was used to verify existence of business and that the business is open and active. Please provide the business license used to verify business was open and active at time of closing and had been in existence for at least 2 years.

Reviewer Comment (XXXX-05-20): Please provide a copy of the documentation, dated within 120 days of the Note Date, you used to verify active employment.
																				XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121294	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General Ability to Repay Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	Waterfall due to insufficient income and assets documents.	Reviewer Comment (XXXX-06-23): Lender Exception with Compensating Factors provided. Downgraded and Waived.

Seller Comment (XXXX-06-22): (Rate Lock) Please waive

Reviewer Comment (XXXX-06-19): Regraded to EV2-B with comp factors (senior approval provided).

Reviewer Comment (XXXX-06-19): Lender has requested an ATR downgrade/waive for ATR exceptions on this file, due to Loan file missing a third-party verification to verify the existence of the business 120 days prior to Note date.
Lender provided an approved exception Doc ID0614 which reflects what they relied on pre-consummation in closing the loan.
1.(D0305) -Bank statements confirming recent business transactions with statement end date of XXXX which is within 120 days prior to the Note date of XXXX.
2.(D0309) -Active business licenses provided in file, however unable to verify when they were pulled.
CFA provided in trailing docs. Operating agreement verifies 2 years self-employment.

Reviewer Comment (XXXX-06-19): Exception has been XXXX for further review.

Seller Comment (XXXX-06-17): (Rate Lock) Exception provided please downgrade to EV2 and waive

Reviewer Comment (XXXX-06-15): CFA received, file is still missing verification business was active 120 days prior to the Note date. Please provide Lender Exception form for Alternate Documentation used and what activity was shown to verify business was active at least 120 days prior to the Note date.

Seller Comment (XXXX-06-12): (Rate Lock) CFA provided

Reviewer Comment (XXXX-06-11): Please provide third party verification or business license having document date within 10 days prior to note date and also provide Business cash flow analysis document for account XXXX, Exception Remains.

Seller Comment (XXXX-06-10): (Rate Lock) Cash flow and OA already provided, please clear

Reviewer Comment (XXXX-0XXXX): Missing CFA for account number XXXX. Lender certification provided, dated post close, shows business license was used to verify existence of business and that the business is open and active. Please provide the business license used to verify business was open and active at time of closing and had been in existence for at least 2 years.

Seller Comment (XXXX-05-28): (Rate Lock) Docs provided
																				XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121295	XXXX	XXXX	XXXX	XXXX	Credit	Title	Document Error	Title	The Commitment or Preliminary title policy is within XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	Title Evidence: Preliminary; XXXX	The Preliminary title report in the file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.				Reviewer Comment (XXXX-06-03): Client accepts EV2 Grade and elects to Waive. Seller Comment (XXXX-06-02): (Rate Lock) EV2 accept please waive	XXXX	XXXX	XXXX	No	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350121295	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX Insurance Verification	Insurance Verification was not provided for XXXX St.				Reviewer Comment (XXXX-06-03): Insurance policy provided.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350121295	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	AUS Findings: Down Payment % from Borrower Own Fund.	Calculated Down Payment % of Borrower Own Funds of 90.17% is less than Guideline Down Payment % of Borrower Own Funds of 100.00%.	Calculated Down Payment % of Borrower Own Funds of 90.17% is less than Guideline Down Payment % of Borrower Own Funds of 100.00%.				Reviewer Comment (XXXX-06-18): Gift funds were no longer used to used to qualify. Seller Comment (XXXX-06-18): (Rate Lock) Gift funds were not needed - please remove these funds - borrower has plenty verified	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350121295	XXXX	XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		Gift funds were received on an investment property, and per guidelines, this is not allowed.				Reviewer Comment (XXXX-06-18): Gift funds were no longer used to used to qualify. Seller Comment (XXXX-06-18): (Rate Lock) Gift funds were not needed - please remove these funds - borrower has plenty verified	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350121295	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for the use of a POA on a single borrower loan.	The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrower has worked in the same position for more than 3 years.	Guidelines Representative FICO: 660 Representative FICO: 746 Reserves: 26.17 Guideline Requirement: 6.00 Borrower has worked in the same position for more than 3 years.	XXXX	Reviewer Comment (XXXX-05-04): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350121297	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for a cashout refinance when a cashout mortgage was taken out within 6 months of application date.	Miscellaneous The qualifying DSCR on the loan is greater than the guideline minimum.	Housing payment history is 0x30x24 or better The DSCR of 1.47 is greater than the minimum required DSCR of 1.00.	XXXX	Reviewer Comment (XXXX-05-12): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121297	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for the use of ADU rent.	Miscellaneous The qualifying DSCR on the loan is greater than the guideline minimum.	Housing payment history is 0x30x24 or better The DSCR of 1.47 is greater than the minimum required DSCR of 1.00.	XXXX	Reviewer Comment (XXXX-05-12): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121297	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided		Corporate resolution for non-signing member is missing from the file.				Reviewer Comment (XXXX-06-25): Received corporate resolution in trailing docs. PDF XXXX Seller Comment (XXXX-06-25): (Rate Lock) CR provided Reviewer Comment (XXXX-05-12): Please provide Corporate Resolution reflecting borrower has authority to bind the company on all owner's behalf.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121298	XXXX	XXXX	XXXX	XXXX	Credit	Title	Document Error	Title	The Commitment or Preliminary title policy is within XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	Title Evidence: Preliminary; XXXX	The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.				Reviewer Comment (XXXX-05-11): Client accepts EV2 Grade and elects to Waive. Seller Comment (XXXX-05-08): (Rate Lock) EV2 accept please waive	XXXX	XXXX	XXXX	No	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350121298	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		Guidelines require 12 months' verification of rent. Borrower provided canceled checks made to himself. Canceled checks to lessor required.				Reviewer Comment (XXXX-06-25): Received verification of rent in trailing docs.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350121298	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX XXXX Third Party Verification	Third-party verification that the business is currently active, dated within 120 days prior to the note dateXXXXs not in file.	The qualifying DTI on the loan is at least 10% less than the guideline maximum. Borrower has worked in the same position for more than 3 years.	DTI: 32.93414% Guideline Maximum DTI: 55.00000%	XXXX	Reviewer Comment (XXXX-06-18): Lender Exception with Compensating Factors provided. Downgraded and Waived. Reviewer Comment (XXXX-05-11): Borrower's instagram account is run the borrower and thus not qualified as a third-party source for business verification.	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350121298	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Third-party verification that the business is currently active, dated within 120 days prior to the note dateXXXXs not in file.	The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower has worked in the same position for more than 3 years.	DTI: 32.93414% Guideline Maximum DTI: 55.00000% Guidelines Representative FICO: 660 Representative FICO: 714	XXXX	Reviewer Comment (XXXX-06-18): Lender Exception with Compensating Factors provided. Downgraded and Waived. Reviewer Comment (XXXX-05-11): Borrower's instagram account is run the borrower and thus not qualified as a third-party source for business verification.	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350121300	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception request for XXXX NSF and XXXX ODs within last 12 months exceeds amount allowed.	Borrower has verified disposable income of at least XXXX0.00. Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years.	Documentation Type: 12mo Bank Statement Disposable Income: XXXX Borrower has worked in the same position for more than 3 years.	XXXX	Reviewer Comment (XXXX-05-18): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350121300	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of 658 is less than Guideline representative FICO score of 660.	Representative FICO score of 658 is less than Guideline representative FICO score of 660.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years.	Borrower has owned the subject property for at least 5 years. Documentation Type: 12mo Bank Statement Disposable Income: XXXX Borrower has worked in the same position for more than 3 years.	XXXX	Reviewer Comment (XXXX-06-18): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350121301	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of XXXX is less than Guideline minimum loan amount of XXXX.	Loan amount is less than the guideline minimum of XXXX.	The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Loan to Value: 42.92576% Guideline Maximum Loan to Value: 70.00000% Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-07-02): Lender Exception with Compensating Factors provided. Downgraded and Waived. Reviewer Comment (XXXX-06-01): Lender exception in file shows 1.667 DSCR using long term rental from DSCR. Calculated DSCR is 1.73 (XXXX). Please provide a corrected Lender exception form. Seller Comment (XXXX-0XXXX): (Rate Lock) Exception updated to reflect 1.73 DSCR Reviewer Comment (XXXX-05-21): Calculated DSCR is 1.73. Lender exception in file is for DSCR of 1.667. Please provide a corrected Lender exception form.	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121301	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender Exception approved to use 1007/LTR for qualifying when the property has been historically used as a STR.	The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Loan to Value: 42.92576% Guideline Maximum Loan to Value: 70.00000% Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-07-02): Lender Exception with Compensating Factors provided. Downgraded and Waived. Reviewer Comment (XXXX-06-01): Lender exception in file shows 1.667 DSCR using long term rental from DSCR. Calculated DSCR is 1.73 (XXXX/XXXX Please provide a corrected Lender exception form. Seller Comment (XXXX-0XXXX): (Rate Lock) Exception updated to reflect 1.73 DSCR Reviewer Comment (XXXX-05-21): Calculated DSCR is 1.73. Lender exception in file is for DSCR of 1.667. Please provide a corrected Lender exception form.	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121302	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX Statement	Missing Closing Disclosure from new loan.				Reviewer Comment (XXXX-05-26): Received CD in trailing docs.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121302	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of 658 is less than Guideline representative FICO score of 660.	FICO of 658 is less than the minimum requirement of 660.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Borrower has owned the subject property for at least 5 years. Disposable Income: XXXX Borrower has worked in the same position for more than 3 years.	XXXX	Reviewer Comment (XXXX-06-18): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121302	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for XXXX NSFs and XXXX ODs within the last 12 months which exceed the maximum allowed.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Borrower has owned the subject property for at least 5 years. Disposable Income: XXXX Borrower has worked in the same position for more than 3 years.	XXXX	Reviewer Comment (XXXX-05-21): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121303	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX Statement	Mortgage statement is missing for XXXX				Reviewer Comment (XXXX-06-19): Received CD in trailing docs.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350121303	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX, XXXXXXXX Statement	Mortgage statement is missing for XXXX				Reviewer Comment (XXXX-06-19): Received CD in trailing docs.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350121304	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX, XXXX Statement	Mortgage statement was missing for XXXX				Reviewer Comment (XXXX-07-09): Mortgage statement and/or CD from refinance provided.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350121304	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	AddressXXXX	Mortgage statement was missing for XXXX property.				Reviewer Comment (XXXX-07-09): Mortgage statement and/or CD from refinance provided.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350121304	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX, XXXXXXXX Insurance Verification, Statement	Mortgage statement and insurance verification were missing for XXXX St. Mortgage statement is required to confirm taxes and insurance are escrowed.				Reviewer Comment (XXXX-07-09): Mortgage statement and/or CD from refinance provided.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350121304	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX, XXXXXXXX Insurance Verification, Statement, Tax Verification	Mortgage statement, tax, and insurance verification were missing for XXXX property. Mortgage statement is required to confirm taxes and insurance are escrowed.				Reviewer Comment (XXXX-07-09): Mortgage statement and/or CD from refinance provided.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350121304	XXXX	XXXX	XXXX	XXXX	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of XXXX is less than Cash From Borrower XXXX.	1003 indicates funds from a cash-out refinance used towards the purchase of the subject property. File is missing documentation to verify cash-out funds.				Reviewer Comment (XXXX-07-09): CD from refinance provided. Reviewer Comment (XXXX-07-09): EXCEPTION HISTORY - Exception Explanation was updated on XXXX PRIOR Exception Explanation: Documented qualifying Assets for Closing of XXXX is less than Cash From Borrower XXXX.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350121304	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 36.73 is less than Guideline PITIA months reserves of 6.00.	Additional asset is required to meet reserve requirements.				Reviewer Comment (XXXX-07-09): CD provided reflecting cash toward transaction. Reviewer Comment (XXXX-07-09): EXCEPTION HISTORY - Exception Explanation was updated on XXXX PRIOR Exception Explanation: Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 6.00.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350121304	XXXX	XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		1003 indicates funds from a cash-out refinance used towards the purchase of the subject property. File is missing documentation to verify cash-out funds.				Reviewer Comment (XXXX-07-09): CD provided reflecting cash toward transaction.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350121670	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Timing Before Closing Test	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XXXX not received by borrower at least four (4) business days prior to closing. (Interim/XXXX)	Loan Estimate issued on XXXX is signed and dated by borrower on XXXX. Evidence of receipt by borrower at least 4 business days prior to closing is required.				Reviewer Comment (XXXX-06-22): Client accepts EV2 Grade and elects to Waive. Seller Comment (XXXX-06-22): (Rate Lock) Lender accepts EV2 please waive	XXXX	XXXX	XXXX	No	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other	No Defined Cure	B	B	B	B	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121670	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Timing Before Closing Test	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XXXX not received by borrower at least four (4) business days prior to closing. (Interim/XXXX)	Loan Estimate issued on XXXX is signed and dated by borrower on XXXX. Evidence of receipt by borrower at least 4 business days prior to closing is required.				Reviewer Comment (XXXX-06-22): Client accepts EV2 Grade and elects to Waive. Seller Comment (XXXX-06-22): (Rate Lock) Lender accepts EV2 please waive	XXXX	XXXX	XXXX	No	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other	No Defined Cure	B	B	B	B	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121670	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Timing Before Closing Test	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XXXX not received by borrower at least four (4) business days prior to closing. (Interim/XXXX)	Loan Estimate issued on XXXX is signed and dated by borrower on XXXX. Evidence of receipt by borrower at least 4 business days prior to closing is required.				Reviewer Comment (XXXX-06-22): Client accepts EV2 Grade and elects to Waive. Seller Comment (XXXX-06-22): (Rate Lock) Lender accepts EV2 please waive	XXXX	XXXX	XXXX	No	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other	No Defined Cure	B	B	B	B	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121670	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for XXXX NSF's in the last 12 months.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. Miscellaneous	Borrower has been employed in the same industry for more than 5 years. Disposable Income: XXXX Borrower has worked in the same position for more than 3 years. Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-06-01): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		B	B	B	B	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121670	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. (7520)					Reviewer Comment (XXXX-0XXXX): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	No	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	B	B	B	B	B	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350121306	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.97 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Lender Approval exception for DSCR below 1.00.	Miscellaneous The representative FICO score exceeds the guideline minimum by XX points.	Housing payment history is 0x30x24 or better. The representative FICO score exceeds the guideline minimum by 14 points.	XXXX	Reviewer Comment (XXXX-07-01): Lender Exception with Compensating Factors provided. Downgraded and Waived. Seller Comment (XXXX-06-27): (Rate Lock) Exception updated Reviewer Comment (XXXX-06-26): Please provide updated lender exception excluding FICO as a comp factor. Borrower FICO is not above 740.	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121306	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 80.00000% exceeds Guideline loan to value percentage of 75.00000%.	Lender approved exception to allow 80% LTV when the maximum is 75%.	Miscellaneous The representative FICO score exceeds the guideline minimum by XX points.	Housing payment history is 0x30x24 or better. The representative FICO score exceeds the guideline minimum by 14 points.	XXXX	Reviewer Comment (XXXX-07-01): Lender Exception with Compensating Factors provided. Downgraded and Waived. Seller Comment (XXXX-06-27): (Rate Lock) Exception updated Reviewer Comment (XXXX-06-26): Please provide updated lender exception excluding FICO as a comp factor. Borrower FICO is not above 740.	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121306	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 80.00000% exceeds Guideline combined loan to value percentage of 75.00000%.	Lender approved exception to allow 80% CLTV when the maximum is 75%.	Miscellaneous The representative FICO score exceeds the guideline minimum by XX points.	Housing payment history is 0x30x24 or better. The representative FICO score exceeds the guideline minimum by 14 points.	XXXX	Reviewer Comment (XXXX-07-01): Lender Exception with Compensating Factors provided. Downgraded and Waived. Seller Comment (XXXX-06-27): (Rate Lock) Exception updated Reviewer Comment (XXXX-06-26): Please provide updated lender exception excluding FICO as a comp factor. Borrower FICO is not above 740.	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121306	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of 718 is less than Guideline representative FICO score of 740.	Representative FICO score of 718 is less than Guideline representative FICO score of 740 for DSCR below 1.				Reviewer Comment (XXXX-07-01): Used guidelines at loan origination to qualify. Seller Comment (XXXX-06-27): (Rate Lock) At time of application this FICO was acceptable - please see attached guideline matrix	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121307	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Business Purpose Certificate not provided		Unable to establish if the borrower will use property for business purpose only.				Reviewer Comment (XXXX-07-01): Business purpose certificate provided.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121307	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Non-Owner Occupancy Declaration not provided		Unable to establish if the borrower will not be occupying property for personal use.				Reviewer Comment (XXXX-07-01): Non-owner occupancy certificate provided.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121308	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Property square footage is less than XXXX sq ft and the subject is zoned in a commercial area.	The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. The representative FICO score exceeds the guideline minimum by at least 40 points.	Loan to Value: 60.00000% Guideline Maximum Loan to Value: 80.00000% Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Guidelines Representative FICO: 660 Representative FICO: 773	XXXX	Reviewer Comment (XXXX-06-22): Lender Exception with Compensating Factors provided. Downgraded and Waived.

Seller Comment (XXXX-06-22): (Rate Lock) Please clear as updated CFs provided

Reviewer Comment (XXXX-06-17): Added EMD of XXXX to assets. Reserves are now 8.31 and 6.0 mon are required, 4 mon additional reserves is not accurate for Lender Exception.  Please remove or provide additional assets.

Seller Comment (XXXX-06-17): (Rate Lock) Doc showing 100% owner provided

Reviewer Comment (XXXX-06-10): EIN shows borrower as member, however, since it does not state sole member, ownership percentage of business is not verified. Other conditions apply for business entities owned by more than one individual.

Seller Comment (XXXX-06-10): (Rate Lock) EIN provided showing borrower as member

Reviewer Comment (XXXX-06-10): Guidelines require that the EMD be sourced. Statement provided shows EMD was paid from a business account, however, file is missing verification of ownership of the LLC.

Seller Comment (XXXX-06-08): (Rate Lock) EMD was paid from a business account. The business was different from one being used for income

Reviewer Comment (XXXX-0XXXX): Documentation was not provided to evidence source and receipt of EMD of XXXX.

Seller Comment (XXXX-05-28): (Rate Lock) Total assets verified: XXXX
Funds required for closing: XXXX35.64
XXXX
XXXX months of reserves.

Reviewer Comment (XXXX-05-19): Lender Exception indicates there are 4 months’ additional reserves as a compensating factor. File shows insufficient reserves. Please provide updated compensating factors.

Seller Comment (XXXX-05-15): (Rate Lock) Exception was approved, please clear
																				XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121308	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 8.31 is less than Guideline PITIA months reserves of 6.00.	Provided asset document with reserve months of 0.76, which is less than the guideline requirement of 6.00. Sufficient asset documentation is required to meet the reserve requirement.	Reviewer Comment (XXXX-06-17): Verification of percentage of ownership provided.

Reviewer Comment (XXXX-06-17): EXCEPTION HISTORY - Exception Explanation was updated on XXXX PRIOR Exception Explanation: Calculated PITIA months reserves of 0.76 is less than Guideline PITIA months reserves of 6.00.

Seller Comment (XXXX-06-17): (Rate Lock) Doc showing 100% owner provided

Reviewer Comment (XXXX-06-12): EIN shows borrower is a member, however, evidence is missing of ownership percentage in business. And additional conditions may apply if more than 1 member.

Seller Comment (XXXX-06-10): (Rate Lock) EIN provided showing borrower as member

Reviewer Comment (XXXX-06-10): Guidelines require that the EMD be sourced. Statement provided shows EMD was paid from a business account, however, file is missing verification of ownership of the LLC.

Seller Comment (XXXX-06-08): (Rate Lock) EMD was paid from a business account. The business was different from one being used for income

Reviewer Comment (XXXX-0XXXX): Documentation was not provided to evidence source and receipt of EMD of XXXX.

Seller Comment (XXXX-05-28): (Rate Lock) Total assets verified: XXXX
Funds required for closing: XXXX
XXXX   -   XXXX
XXXX 8.6 months of reserves.
																				XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121308	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Waterfall exception due to missing income documents and insufficient reserves.	Reviewer Comment (XXXX-06-17): Verification of percentage of ownership provided. Bylaws provided.

Seller Comment (XXXX-06-17): (Rate Lock) Doc showing 100% owner provided

Reviewer Comment (XXXX-06-11): Corporate Resolution not provided. Documentation provided does not reflect number of shares the borrower has, just that they are the XXXX. Need % owner of XXXX acct.

Seller Comment (XXXX-06-10): (Rate Lock) Please advise other conditions.

Seller Comment (XXXX-06-10): (Rate Lock) EIN provided showing borrower as member

Reviewer Comment (XXXX-06-10): Guidelines require that the EMD be sourced. Statement provided shows EMD was paid from a business account, however, file is missing verification of ownership of the LLC.

Seller Comment (XXXX-06-08): (Rate Lock) EMD was paid from a business account. The business was different from one being used for income

Reviewer Comment (XXXX-0XXXX): Documentation was not provided to evidence source and receipt of EMD of XXXX.

Seller Comment (XXXX-05-28): (Rate Lock) Total assets verified: XXXX
Funds required for closing: XXXX
XXXX
1709XXXX8.6 months of reserves.
																				XXXX	XXXX	XXXX	No	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350121308	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General Ability to Repay Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	Waterfall exception due to missing income documents and insufficient reserves.				Reviewer Comment (XXXX-06-17): Verification of percentage of ownership provided. Bylaws provided. Seller Comment (XXXX-06-17): (Rate Lock) Doc showing 100% owner provided Reviewer Comment (XXXX-06-11): Corporate Resolution not provided. Documentation provided does not reflect number of shares the borrower has, just that they are the XXXX. Need % owner of XXXX acct. Seller Comment (XXXX-06-10): (Rate Lock) Please advise other conditions.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121308	XXXX	XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.	Assets are insufficient to satisfy reserve requirements.	Reviewer Comment (XXXX-06-17): Verification of percentage of ownership provided.

Seller Comment (XXXX-06-17): (Rate Lock) Doc showing 100% owner provided

Reviewer Comment (XXXX-06-11): EMD came from XXXX accout. EIN does not state percent owner. Need verifiction of ownership percentage.

Seller Comment (XXXX-06-10): (Rate Lock) Please advise other conditions.

Reviewer Comment (XXXX-06-10): EIN shows borrower as member, however, since it does not state sole member, ownership percentage of business is not verified. Other conditions apply for business entities owned by more than one individual.

Seller Comment (XXXX-06-10): (Rate Lock) EIN provided showing borrower as member

Reviewer Comment (XXXX-06-10): Guidelines require that the EMD be sourced. Statement provided shows EMD was paid from a business account, however, file is missing verification of ownership of the LLC.

Seller Comment (XXXX-06-08): (Rate Lock) EMD was paid from a business account. The business was different from one being used for income

Reviewer Comment (XXXX-0XXXX): Documentation was not provided to evidence source and receipt of EMD of XXXX.

Seller Comment (XXXX-05-28): (Rate Lock) Total assets verified: XXXX
Funds required for closing: XXXX
XXXX
XXXX of reserves.
																				XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121308	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): Ability to Repay (Dodd-Frank 2014): There are one or more guideline deficiencies related to income and/or asset doc requirements which may impact the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Waterfall exception due to missing income documents and insufficient reserves.	Reviewer Comment (XXXX-06-17): Verification of percentage of ownership provided. Bylaws provided.

Seller Comment (XXXX-06-17): (Rate Lock) Doc showing 100% owner provided

Reviewer Comment (XXXX-06-11): Corporate Resolution not provided. Documentation provided does not reflect number of shares the borrower has, just that they are the XXXX. Need % owner of XXXX acct.

Seller Comment (XXXX-06-10): (Rate Lock) Please advise other conditions.

Reviewer Comment (XXXX-06-10): EIN shows borrower as member, however, since it does not state sole member, ownership percentage of business is not verified. Other conditions apply for business entities owned by more than one individual.

Seller Comment (XXXX-06-10): (Rate Lock) EIN provided showing borrower as member

Reviewer Comment (XXXX-0XXXX): EXCEPTION HISTORY - Exception Detail was updated on XXXX PRIOR Exception Detail: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
																				XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121308	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Loan file is missing a corporate resolution to verify borrower's business ownership percentage/number of share held.				Reviewer Comment (XXXX-06-17): Verification of percentage of ownership provided. Sole owner per Bylaws. Seller Comment (XXXX-06-17): (Rate Lock) Doc showing 100% owner provided Reviewer Comment (XXXX-06-11): Corporate Resolution not provided. Documentation provided does not reflect number of shares the borrower has, just that they are the XXXX.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121308	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXXresolution	Loan file is missing a corporate resolution to verify borrower's business ownership percentage/number of shares held.				Reviewer Comment (XXXX-06-17): Verification of percentage of ownership provided. Bylaws provided. Seller Comment (XXXX-06-17): (Rate Lock) Doc showing 100% owner provided Reviewer Comment (XXXX-06-11): Required corporate resolution document to clear the exception. Exception Remains.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121309	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception approved for EAD card with C09 status for borrower.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	0x30x24	XXXX	Reviewer Comment (XXXX-07-08): Lender Exception with Compensating Factors provided. Downgraded and Waived. Reviewer Comment (XXXX-05-28): Calculated DSCR is 1.19. Lender exception in file is for DSCR of 0.992. Please provide a corrected Lender exception or the income worksheet.	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121310	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Waterfall due to DTI exceeds the maximum of 45% for a loan with an LTV of 90%.				Reviewer Comment (XXXX-07-02): Lender Exception with Compensating Factors provided. Downgraded and Waived. System cleared.	XXXX	XXXX	XXXX	No	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350121310	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 49.45319% moderately exceeds the guideline maximum of 45.00%. (DTI Exception is eligible to be regraded with compensating factors.)	DTI exceeds the maximum of 45% for a loan with an LTV of 90%.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.	Borrower has been employed in the same industry for more than 5 years. Disposable Income: XXXX Borrower has worked in the same position for more than 3 years.	XXXX	Reviewer Comment (XXXX-07-02): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121310	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. (7520)					Reviewer Comment (XXXX-07-01): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	No	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Purchase	Final CD evidences Cure	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350121310	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 49.45319% exceeds Guideline total debt ratio of 45.00000%.	DTI exceeds the maximum of 45% for a loan with an LTV of 90%.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.	Borrower has been employed in the same industry for more than 5 years. Disposable Income: XXXX Borrower has worked in the same position for more than 3 years.	XXXX	Reviewer Comment (XXXX-07-02): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121310	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General Ability to Repay Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	DTI exceeds the maximum of 45% for a loan with an LTV of 90%.				Reviewer Comment (XXXX-07-02): Lender Exception with Compensating Factors provided. Downgraded and Waived. System cleared.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121313	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Employer Identification Number (EIN) not provided		Employer Identification Number was not provided.				Reviewer Comment (XXXX-06-04): EIN provided.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121314	XXXX	XXXX	XXXX	XXXX	Property	Property - Appraisal	Appraisal Reconciliation	Property - Appraisal	Appraisal is required to be in name of Lender	Valuation Type: Appraisal / Valuation Report Date: XXXX	Appraisal Transfer Letter is not provided.				Reviewer Comment (XXXX-05-22): Client accepts EV2 Grade and elects to Waive. Seller Comment (XXXX-05-20): (Rate Lock) EV2 accept please waive	XXXX	XXXX	XXXX	No	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	A	A	A	B	B	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350121314	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX HOA Verification	HOA Verification is not provided for XXXX.				Reviewer Comment (XXXX-0XXXX): HOA doc provided	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	A	A	A	B	B	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350121314	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX HOA Verification	HOA Verification is not provided for XXXX.				Reviewer Comment (XXXX-0XXXX): HOA doc provided.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	A	A	A	B	B	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350121314	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Initial Closing disclosure dated XXXX shows total fees in section B of XXXX however, fees calculated in the system total XXXX, closing disclosure has been marked as incomplete.				Reviewer Comment (XXXX-06-01): Received missing fees in trailing docs.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	A	A	A	B	B	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350121315	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Employer Identification Number (EIN) not provided		EIN Document missing in Loan File.				Reviewer Comment (XXXX-06-04): Received EIN in trailing docs.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121316	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 75.00000% exceeds Guideline loan to value percentage of 70.00000%.	Max 70% LTV for STR.	Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points.	Guidelines Representative FICO: 700 Representative FICO: 744	XXXX	Reviewer Comment (XXXX-06-29): Lender Exception with Compensating Factors provided. Downgraded and Waived. Reviewer Comment (XXXX-06-29): Calculated DSCR is 0.93. Lender exception in file is for DSCR of 1.017. Please provide a corrected Lender exception.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121316	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 75.00000% exceeds Guideline combined loan to value percentage of 70.00000%.	Max 70% LTV for STR.	Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points.	Guidelines Representative FICO: 700 Representative FICO: 744	XXXX	Reviewer Comment (XXXX-06-29): Lender Exception with Compensating Factors provided. Downgraded and Waived. Reviewer Comment (XXXX-06-29): Calculated DSCR is 0.93. Lender exception in file is for DSCR of 1.017. Please provide a corrected Lender exception.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121316	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Use POA on a cash out. Borrower is in XXXX for 3 weeks and cannot sign. POA is limited to a refi but not the loan amount (req. by XXXX).	Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points.	Guidelines Representative FICO: 700 Representative FICO: 744	XXXX	Reviewer Comment (XXXX-06-29): Lender Exception with Compensating Factors provided. Downgraded and Waived. Reviewer Comment (XXXX-06-29): Calculated DSCR is 0.93. Lender exception in file is for DSCR of 1.017. Please provide a corrected Lender exception.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121317	XXXX	XXXX	XXXX	XXXX	Credit	Title	Document Error	Title	The Commitment or Preliminary title policy is within XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		Final title policy was not found in file.				Reviewer Comment (XXXX-05-13): Client accepts EV2 Grade and elects to Waive.	XXXX	XXXX	XXXX	No	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121317	XXXX	XXXX	XXXX	XXXX	Credit	Title	Document Error	Title	The Commitment or Preliminary title policy is within XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	Title Evidence: Preliminary; XXXX	Title policy amount was not provided.				Reviewer Comment (XXXX-05-13): Client accepts EV2 Grade and elects to Waive.	XXXX	XXXX	XXXX	No	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121317	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower. (7506)	Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower.				Reviewer Comment (XXXX-05-19): XXXXXXXX received valid COC document and appraiser order Seller Comment (XXXX-05-18): (Rate Lock) Log provided showing appraiser was made aware the increase in fee XXXX in which we re-disclosed the same day, therefore no cure is needed.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350121317	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower. (7520)	Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower.				Reviewer Comment (XXXX-06-29): XXXXXXXX Received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD. Reviewer Comment (XXXX-06-26): XXXXXXXX Received Corrected PCCD, LOE and Proof of Mailing; however, copy of check not received. Provide copy of check.	XXXX	XXXX	XXXX	No	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350121318	XXXX	XXXX	XXXX	XXXX	Credit	Title	Document Error	Title	The Commitment or Preliminary title policy is within XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	Title Evidence: Preliminary; XXXX					Reviewer Comment (XXXX-0XXXX): Client accepts EV2 Grade and elects to Waive. Seller Comment (XXXX-05-27): (Rate Lock) EV2 accept please waive	XXXX	XXXX	XXXX	No	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121318	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Insurance	Missing Document: Flood Certificate not provided						Reviewer Comment (XXXX-0XXXX): Flood certificate provided.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121318	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Asset Depletion on a Cashout refinance not allowed by Guidelines.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Loan to Value: 70.00000% Guideline Maximum Loan to Value: 80.00000% Reserves: 286.20 Guideline Requirement: 6.00	XXXX	Reviewer Comment (XXXX-05-18): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121318	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XXXX incorrectly disclosed whether the loan will have an escrow account. (Final/XXXX)	Final Closing Disclosure provided on XXXX did not specify the reason why escrows are being waived.				Reviewer Comment (XXXX-06-16): XXXXXXXX received Letter of Explanation & Corrected Closing Disclosure.	XXXX	XXXX	XXXX	No	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350121318	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver Test	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Closing Disclosure not provided to Borrower(s) at least three business days prior to closing.				Reviewer Comment (XXXX-06-04): XXXXXXXX received 0XXXX CD received 3 business days prior to consummation.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121318	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.	Subject loan transaction disbursed on XXXX, prior to three (3) business days from the transaction date of XXXX.				Reviewer Comment (XXXX-0XXXX): Received final closing statement in trailing docs showing the right disbursement date.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350121318	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower. (75103)	Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower.	Reviewer Comment (XXXX-06-16): XXXXXXXX received LOA.

Reviewer Comment (XXXX-06-15): XXXXXXXX received rebuttal comment that fee was paid outside of closing by borrower however, as per recently provided final SS the fee was paid by other - XXXX XXXX. Please provide an attestation confirming the fee was paid by other party than the borrower or an updated PCCD with LOE.

Seller Comment (XXXX-06-11): (Rate Lock) Final SS shows 'Paid outside of closing by the borrower'

Reviewer Comment (XXXX-06-04): XXXXXXXX Received Settlement statement showing Appraisal re-inspection fee paid by other; however, Final CD in file showing appraisal re-inspection fee paid by borrower. Provide Corrected PCCD and LOE showing appraisal re-inspection fee paid by lender as per final settlement statement.

Seller Comment (XXXX-06-03): (Rate Lock) 1004D was paid for by the LO see attached invoice
																				XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350121318	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Missing third-party verification of self-employment dated within 120 calendar days of the note date and verification of number of shares owned.				Reviewer Comment (XXXX-06-12): Received third-party verification in trailing docs. Reviewer Comment (XXXX-06-10): Provided CPA verification document is post-note dated XXXX. Exception remains Seller Comment (XXXX-06-08): (Rate Lock) Uploaded	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121318	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Waterfall due to missing third-party verification of self-employment dated within 120 calendar days of the note date and verification of number of shares owned.				Reviewer Comment (XXXX-06-12): Received third-party verification and CPA letter in trailing docs. Reviewer Comment (XXXX-06-10): Provided CPA verification document is post-note dated XXXX. Exception remains Seller Comment (XXXX-06-08): (Rate Lock) Uploaded	XXXX	XXXX	XXXX	No	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350121318	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General Ability to Repay Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	Waterfall due to missing third-party verification of self-employment dated within 120 calendar days of the note date and verification of number of shares owned.				Reviewer Comment (XXXX-06-12): Received third-party verification and CPA letter in trailing docs. Reviewer Comment (XXXX-06-10): Provided CPA verification document is post-note dated XXXX. Exception remains Seller Comment (XXXX-06-08): (Rate Lock) Uploaded	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121318	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): Ability to Repay (Dodd-Frank 2014): There are one or more guideline deficiencies related to income and/or asset doc requirements which may impact the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Waterfall due to missing third-party verification of self-employment dated within 120 calendar days of the note date and verification of number of shares owned.	Reviewer Comment (XXXX-06-12): Received third-party verification and CPA letter in trailing docs.

Reviewer Comment (XXXX-06-10): Provided CPA verification document is post-note dated XXXX. Exception remains

Seller Comment (XXXX-06-08): (Rate Lock) Uploaded

Reviewer Comment (XXXX-0XXXX): EXCEPTION HISTORY - Exception Detail was updated on XXXX PRIOR Exception Detail: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)

Reviewer Comment (XXXX-0XXXX): Received third party verification. Missing borrower percentage ownership in business.
																				XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121318	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX Third Party Verification	Missing verification of self-employment from a third-party within 120 calendar days of the note date and verification of number of shares owned.				Reviewer Comment (XXXX-06-12): Received third-party verification and CPA letter in trailing docs. Reviewer Comment (XXXX-06-10): Provided CPA verification document is post-note dated XXXX. Exception remains Reviewer Comment (XXXX-0XXXX): TPV provided. Reviewer Comment (XXXX-0XXXX): Received third party verification. Missing borrower percentage ownership in business.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121319	XXXX	XXXX	XXXX	XXXX	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		Hazard Insurance policy does not list Lender or Servicer - including successors and assigns.				Reviewer Comment (XXXX-07-09): Received hazard insurance in trailing docs. Seller Comment (XXXX-07-08): (Rate Lock) doc provided showing mortgagee	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121320	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX Lease Agreement	Lease Agreement and Mortgage Statement documents were not found in file for REO property at XXXX				Reviewer Comment (XXXX-06-02): CD provided reflecting newly purchased. Lease not in place yet. Reviewer Comment (XXXX-0XXXX): Guidelines require a copy of the current lease agreement and Form 1007. Seller Comment (XXXX-05-28): (Rate Lock) Since these were new purchases we used 1007s to come up with market rent Reviewer Comment (XXXX-05-27): EXCEPTION HISTORY - Exception Explanation was updated on XXXX PRIOR Exception Explanation: Lease Agreement, Statement Reviewer Comment (XXXX-05-27): A copy of the current lease or rental agreement is required by guidelines.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350121320	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower does not have full 12-month housing payment history. 7 months at primary, remaining 5 months living on the road in an RV with no primary housing expense. Guidelines limit borrowers without a full 12-month housing payment history to an 80% LTV, and when this is not met, investment transactions are rendered ineligible.	Borrower has verified disposable income of at least XXXX0.00. The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years.	Documentation Type: 12mo Bank Statement Disposable Income: XXXX Guidelines Representative FICO: 700 Representative FICO: 787 Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years.	XXXX	Reviewer Comment (XXXX-05-11): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350121320	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Rental income was used to qualify. Loan file is missing mortgage statement and lease agreement for investment property with address XXXX st.				Reviewer Comment (XXXX-06-02): CD provided reflecting newly purchased. Lease not in place yet. Reviewer Comment (XXXX-0XXXX): Guidelines require a copy of the current lease agreement and Form 1007. Seller Comment (XXXX-05-28): (Rate Lock) Since these were new purchases we used 1007s to come up with market rent Reviewer Comment (XXXX-05-27): CD provided, file still missing lease agreement.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350121321	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 4.72 is less than Guideline PITIA months reserves of 6.00.	Calculated PITIA months' reserves of 4.72 is less than Guideline PITIA months' reserves of 6.00.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. Miscellaneous	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. DTI: 27.07628% Guideline Maximum DTI: 45.00000% Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-06-12): Lender Exception with Compensating Factors provided. Downgraded and Waived. Seller Comment (XXXX-06-10): (Rate Lock) Exceptions were approved for this	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121321	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Waterfall due to missing income and asset documentation.				Reviewer Comment (XXXX-06-23): Received CPA letter in trailing docs.	XXXX	XXXX	XXXX	No	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350121321	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General Ability to Repay Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	Waterfall due to missing income and asset documentation.				Reviewer Comment (XXXX-06-23): Received CPA letter in trailing docs.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121321	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower. (7520)	Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower.				Reviewer Comment (XXXX-06-26): XXXXXXXX Received Letter of Explanation, Copy of Refund Check, and Corrected CD. Reviewer Comment (XXXX-06-25): XXXXXXXX Received Corrected PCCD and LOE; however, copy of check belongs to different borrower. Provide copy of check for current borrower.	XXXX	XXXX	XXXX	No	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350121321	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		XXXX O/Ds on the business bank statements.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. Miscellaneous	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. DTI: 27.07628% Guideline Maximum DTI: 45.00000% Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-06-12): Lender Exception with Compensating Factors provided. Downgraded and Waived. Seller Comment (XXXX-06-10): (Rate Lock) Exceptions were approved for this	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121321	XXXX	XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		Asset documentation in file is insufficient to support the reserves requirements.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. Miscellaneous	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. DTI: 27.07628% Guideline Maximum DTI: 45.00000% Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-06-12): Lender Exception with Compensating Factors provided. Downgraded and Waived. Seller Comment (XXXX-06-10): (Rate Lock) Exceptions were approved for this	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121321	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Loan file is missing a third-party verification dated within 120 days of the Note, showing business is still active.				Reviewer Comment (XXXX-06-23): Received CPA letter in trailing docs.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121321	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX XXXX Third Party Verification	Loan file is missing a third-party verification dated within 120 days of the Note, showing business is still active.	The qualifying DTI on the loan is at least 10% less than the guideline maximum. Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Miscellaneous	DTI: 27.07628% Guideline Maximum DTI: 45.00000% Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-06-23): Received CPA letter in trailing docs.	XXXX	XXXX	XXXX	No	1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121322	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.83 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.83 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's Experience/Track Record Miscellaneous	Borrower's Experience/Track Record. The borrower has: 11 Years of Experience. Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-07-14): Lender Exception with Compensating Factors provided. Downgraded and Waived.

Reviewer Comment (XXXX-07-14): Under borrower exception requested XXXX exception, DSCR shows as .897. Please update to 0.83.

Reviewer Comment (XXXX-07-09): Exception can be waived, but without Comp Factors, we cannot downgrade. It will remain an EV3C.

Reviewer Comment (XXXX-06-26): DSCR of 0.897 still showing on lender exception provided. Please correct all areas where DSCR is 0.897.

Reviewer Comment (XXXX-06-04): Document uploaded is not a lender exception.

Reviewer Comment (XXXX-05-13): Lender exception provided is for DSCR at 0.897XXXXlculated DSCR is 0.83. Please provide an updated lender exception that reflects DSCR as 0.83.
																				XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121322	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Note Addendum - Prepayment not provided		PPP addendum is not fully executed,				Reviewer Comment (XXXX-06-26): Fully executed PPP addendum provided.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	Yes
XXXX	XXXX	XXXX	XXXX	4350121323	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 76.04563% exceeds Guideline loan to value percentage of 75.00000%.	Lender approved exception for LTV of 76.046%, guides allow max 75%.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum. Miscellaneous	The DSCR of 1.49 is greater than the minimum required DSCR of 1.00. Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-06-05): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121323	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 76.04563% exceeds Guideline combined loan to value percentage of 75.00000%.	Lender approved exception for CLTV of 76.046%, guides allow max 75%.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum. Miscellaneous	The DSCR of 1.49 is greater than the minimum required DSCR of 1.00. Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-06-05): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121325	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003		The file is missing a copy of Final 1003.				Reviewer Comment (XXXX-06-16): Final 1003 provided. Exception cleared.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121327	XXXX	XXXX	XXXX	XXXX	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of XXXX is less than the note amount of XXXX based on the Commitment in file.	The Title Policy Amount of XXXX is less than the note amount of XXXX based on the Commitment in file.				Reviewer Comment (XXXX-06-04): Client accepts EV2 Grade and elects to Waive. Seller Comment (XXXX-06-02): (Rate Lock) lender accepts EV2	XXXX	XXXX	XXXX	No	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121329	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for the subject being a unique property with all bedrooms being below ground.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. DTI: 30.54795% Guideline Maximum DTI: 55.00000%	XXXX	Reviewer Comment (XXXX-06-04): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Second Home	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121330	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for a decline in income of 40% from prior year.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Loan to Value: 29.41176% Guideline Maximum Loan to Value: 80.00000%	XXXX	Reviewer Comment (XXXX-06-19): Lender Exception with Compensating Factors provided. Downgraded and Waived. Seller Comment (XXXX-06-17): (Rate Lock) We are not required to verify the years borrower has been in business and utilize the 1003, please waive this Reviewer Comment (XXXX-0XXXX): No third-party verification was provided in file evidencing 3/5 years self-employment reflected on the lender exception. From the income figures used the decline in income was not 40%. Please update lender exception.	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121330	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XXXX incorrectly disclosed whether the loan will have an escrow account. (Final/XXXX)	Final Closing Disclosure provided on XXXX did not disclose the reason why escrow was waived.				Reviewer Comment (XXXX-06-24): XXXXXXXX Received Letter of Explanation & Corrected Closing Disclosure.	XXXX	XXXX	XXXX	No	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350121330	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Interim Closing Disclosure Timing Regular APR Change	TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure issued on XXXX contains a change in APR and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation.	Closing Disclosure provided on XXXX contains a change in APR, and the Closing Disclosure was not received by the borrower at least three business days prior to consummation.	Reviewer Comment (XXXX-07-15): XXXXXXXX received XXXX CD with proof of receipt on 4/26.

Seller Comment (XXXX-07-14): (Rate Lock) XXXX CD reflects APR of 6.996

Reviewer Comment (XXXX-06-24): APR on XXXX CD is XXXX% and was received on XXXX by the borrower.  Closing took place on 4/30, which means any APR changes over .125% would need to be received by borrower no later than XXXX. the XXXX CD shows an APR increased to 7.043%, or a change of .315%.  This is a timing issue with no visible cure based on the current loan file.

Seller Comment (XXXX-06-23): (Rate Lock) APR did not change by more than 0.125% No new 3?'day waiting period is required
																				XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121330	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Administration Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. (7355)					Reviewer Comment (XXXX-0XXXX): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	No	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350121330	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX 1099 (XXXX)	1099 (XXXX) showing XXXX was not provided in file.				Reviewer Comment (XXXX-06-19): Received 1099(XXXX) in trailing docs.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121330	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		1099 (XXXX) showing XXXX was not provided in file.				Reviewer Comment (XXXX-06-19): Received 1099(XXXX) in trailing docs.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121330	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	1099 (XXXX) showing XXXX was not provided in file.				Reviewer Comment (XXXX-06-19): Received 1099(XXXX) in trailing docs.	XXXX	XXXX	XXXX	No	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350121330	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): Ability to Repay (Dodd-Frank 2014): There are one or more guideline deficiencies related to income and/or asset doc requirements which may impact the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	1099 (XXXX) showing XXXX was not provided in file.				Reviewer Comment (XXXX-06-19): Received 1099(XXXX) in trailing docs.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121330	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General Ability to Repay Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	1099 (XXXX) showing XXXX was not provided in file.				Reviewer Comment (XXXX-06-19): Received 1099(XXXX) in trailing docs. Seller Comment (XXXX-06-17): (Rate Lock) XXXX was XXXX and XXXX was XXXX. Per broker at time of underwrite - XXXX did not issue a 1099 as he had less than 200 transactions. I believe we should've uploaded the transaction summary and an explanation of this from XXXX with the first round of conditions. I spent a half hour on the phone with the borrower and XXXX and they confirmed this is their policy and sent us confirmation of it in writing.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121331	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for Cash out refinance with No primary housing expenses.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reserves: 10.67 Guideline Requirement: 6.00	XXXX	Reviewer Comment (XXXX-06-01): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121331	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception to waiver of escrows with only 7 months of reserves; the minimum requirement is 12.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reserves: 10.67 Guideline Requirement: 6.00	XXXX	Reviewer Comment (XXXX-06-01): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121332	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception to use market rent from 1007 from DSCR on tenant occupied subject property.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous Borrower's Experience/Track Record	Guidelines Representative FICO: 700 Representative FICO: 799 Housing payment history is 0x30x24 or better. Borrower's Experience/Track Record. Borrower has real estate investment experience as seasoned investor with more than 2 prior investments displaying 0x30x12 pay history.	XXXX	Reviewer Comment (XXXX-05-21): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121332	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Vacation Rental Income Statement (XXXX, XXXX, etc.) not provided		Short term rental statements were not provided.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous Borrower's Experience/Track Record	Guidelines Representative FICO: 700 Representative FICO: 799 Housing payment history is 0x30x24 or better. Borrower's Experience/Track Record. Borrower has real estate investment experience as seasoned investor with more than 2 prior investments displaying 0x30x12 pay history.	XXXX	Reviewer Comment (XXXX-07-15): Lender Exception with Compensating Factors provided. Downgraded and Waived. Seller Comment (XXXX-07-15): (Rate Lock) Please see updated exception clarification	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121332	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Property tax escrows required for STR.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous Borrower's Experience/Track Record	Guidelines Representative FICO: 700 Representative FICO: 799 Housing payment history is 0x30x24 or better. Borrower's Experience/Track Record. Borrower has real estate investment experience as seasoned investor with more than 2 prior investments displaying 0x30x12 pay history.	XXXX	Reviewer Comment (XXXX-07-15): Lender Exception with Compensating Factors provided. Downgraded and Waived. Seller Comment (XXXX-07-15): (Rate Lock) Please see updated exception clarification	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121332	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		A screen shot of the online listing showing the property is actively marketed as a short-term rental was not provided.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous Borrower's Experience/Track Record	Guidelines Representative FICO: 700 Representative FICO: 799 Housing payment history is 0x30x24 or better. Borrower's Experience/Track Record. Borrower has real estate investment experience as seasoned investor with more than 2 prior investments displaying 0x30x12 pay history.	XXXX	Reviewer Comment (XXXX-07-15): Lender Exception with Compensating Factors provided. Downgraded and Waived. Seller Comment (XXXX-07-15): (Rate Lock) Please see updated exception clarification	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121332	XXXX	XXXX	XXXX	XXXX	Credit	Guideline	Guideline Issue	Guideline	Short Term Rental property consistently used as a seasonal or vacation rental (i.e., XXXX) and evidence of at least 12 months of Operating History is not present in the loan file.		12 months evidence of receipt via property management provider was not provided.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous Borrower's Experience/Track Record	Guidelines Representative FICO: 700 Representative FICO: 799 Housing payment history is 0x30x24 or better. Borrower's Experience/Track Record. Borrower has real estate investment experience as seasoned investor with more than 2 prior investments displaying 0x30x12 pay history.	XXXX	Reviewer Comment (XXXX-07-15): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121333	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.84 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Loan to Value: 27.71084% Guideline Maximum Loan to Value: 75.00000% Guidelines Representative FICO: 680 Representative FICO: 790 Housing payment history is 0x30x24 or better; Borrower has real estate investment experience as seasoned investor with more than 2 prior investments displaying at least 0x30x12 pay history.	XXXX	Reviewer Comment (XXXX-06-25): Lender Exception with Compensating Factors provided. Downgraded and Waived.

Seller Comment (XXXX-06-25): (Rate Lock) Exception provided

Reviewer Comment (XXXX-06-04): Guidelines has the XXXX income calculation as = Annual revenue x 80%/12. This brings the monthly rent to XXXX. Calculated DSCR is now 0.87. Exception remains.

Seller Comment (XXXX-06-03): (Rate Lock) ALL IN

Reviewer Comment (XXXX-0XXXX): Per guidelines, 5 comparison properties required on XXXX. This was not provided.

Seller Comment (XXXX-05-28): (Rate Lock) XXXX provided

Reviewer Comment (XXXX-05-21): Please provide the STR earning statement. What we have in file is the Comparable rent schedule of XXXX/mo.

Seller Comment (XXXX-05-19): (Rate Lock) DSCR is .86 (STR - XXXX x .8 / 12 XXXX/mo Gross Rental income XXXX) please confirm

Reviewer Comment (XXXX-05-14): Lender exception provided is for DSCR at 0.904. Calculated DSCR is 0.84. Please provide an updated lender exception.
																				XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121334	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.84 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.84 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Guidelines Representative FICO: 700 Representative FICO: 779 Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-06-01): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121334	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		Missing evidence of access to funds for business account.				Reviewer Comment (XXXX-06-30): CPA letter provided in trailing docs confirms 100% ownership Seller Comment (XXXX-06-28): (Rate Lock) OA not needed as CPA letter confirms 100% owner Reviewer Comment (XXXX-06-04): Please provide the business' operating agreement. Seller Comment (XXXX-06-02): (Rate Lock) Not needed; borrower is 100% owner	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121334	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for first-time investor with DSCR less than 1.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Guidelines Representative FICO: 700 Representative FICO: 779 Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-06-01): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121335	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Closing Protection Letter not provided		Closing Protection Letter is missing in the file.				Reviewer Comment (XXXX-07-01): CPL provided	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		D	B	D	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121335	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Purchase Agreement / Sales Contract not provided		Purchase Agreement / Sales Contract is missing in the file.				Reviewer Comment (XXXX-07-01): Purchase agreement provided	XXXX	XXXX	XXXX	No	1	D	A	D	A	D	A	D	A	D	A	XXXX	XXXX	Investment	Purchase		D	B	D	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121335	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Verification of Identification not provided		Verification of Identification is missing in the file.				Reviewer Comment (XXXX-07-01): Verification of identification provided	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		D	B	D	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121335	XXXX	XXXX	XXXX	XXXX	Credit	Documents	Missing Document	Documents	File does not contain documentation from lender/seller confirming the condo/co-op is warrantable.	Valuation Type: Appraisal / Valuation Report Date: XXXX					Reviewer Comment (XXXX-07-01): Warrantable condo per lender documents	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		D	B	D	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121335	XXXX	XXXX	XXXX	XXXX	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Legal / Regulatory / Compliance	Final Title Policy is missing. No evidence of title in file.						Reviewer Comment (XXXX-07-01): Commitment title provided	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		D	B	D	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121335	XXXX	XXXX	XXXX	XXXX	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of XXXX is less than Cash From Borrower XXXX.	Bank Statement is missing for Account No. XXXX.				Reviewer Comment (XXXX-07-01): Bank statement provided Reviewer Comment (XXXX-07-01): Bank statement received. Insufficient funds to cover reserves due to lack of documentation to support EMD of XXXX. Please provide documentation to support the EMD.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		D	B	D	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121335	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Closing / Title	Title	Title: Evidence of title is missing						Reviewer Comment (XXXX-07-01): Commitment Title provided	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		D	B	D	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121335	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 5.98 is less than Guideline PITIA months reserves of 6.00.	Loan file is missing bank statements for the Money Markets account listed on the 1003.	The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.	Guidelines Representative FICO: 660 Representative FICO: 720 Housing payment history is 0x30x24 or better Borrower's Own Funds Percent: 46.69% Borrower's Own Funds Amount: XXXX	XXXX	Reviewer Comment (XXXX-07-14): Lender Exception with Compensating Factors provided. Downgraded and Waived.

Reviewer Comment (XXXX-07-08): Loan file missing evidence of EMD and/or POCs. Insufficient reserves exception remains.

Reviewer Comment (XXXX-07-01): EXCEPTION HISTORY - Exception Explanation was updated on XXXX PRIOR Exception Explanation: Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 6.00.

Reviewer Comment (XXXX-07-01): Bank statement received. Insufficient funds to cover reserves due to lack of documentation to support EMD of XXXX. Please provide documentation to support the EMD.
																				XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		D	B	D	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121335	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.88 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	DSCR is less than the guideline minimum of 1.00.	The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.	Guidelines Representative FICO: 660 Representative FICO: 720 Housing payment history is 0x30x24 or better Borrower's Own Funds Percent: 46.69% Borrower's Own Funds Amount: XXXX	XXXX	Reviewer Comment (XXXX-07-08): Lender Exception with Compensating Factors provided. Downgraded and Waived. Reviewer Comment (XXXX-07-01): Updated lender exception not received. Comp factors include reserves verified and at least 4 months more than the guideline minimum. File is short in reserves. Please update lender exception to exclude reserves as a compensating factor. Reviewer Comment (XXXX-05-20): Please provide an updated lender exception. There are no reserves verified on the loan.	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		D	B	D	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121336	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.89 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	DSCR is less than the guideline minimum of 1.00.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Reserves: 96.36 Guideline Requirement: 6.00 Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-07-15): Lender Exception with Compensating Factors provided. Downgraded and Waived. Reviewer Comment (XXXX-06-03): Additional comp factors required.	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121336	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		VOM shows 2 late payments, guidelines allow 1x30x12.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Reserves: 96.36 Guideline Requirement: 6.00 Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-07-15): Lender Exception with Compensating Factors provided. Downgraded and Waived. Reviewer Comment (XXXX-06-03): Additional comp factors required.	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121337	XXXX	XXXX	XXXX	XXXX	Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy Effective Date is after closing.	Hazard Insurance Policy Effective Date XXXX, Disbursement Date: XXXX					Reviewer Comment (XXXX-06-19): HOI policy effective date is same as disbursement date. Seller Comment (XXXX-06-17): (Rate Lock) loan funded 5/27 per HUD this is acceptable	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121338	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Closing / Title	Title	Title: Evidence of title is missing		Title document was not found in this loan file.				Reviewer Comment (XXXX-06-16): Received Title commitment in trailing docs. Seller Comment (XXXX-06-15): (Rate Lock) Please see uploaded title work.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121339	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage Broker Fee. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower. (73109)	Zero Percent Fee Tolerance exceeded for Mortgage Broker Fee. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower				Reviewer Comment (XXXX-06-11): XXXX Received Valid COC dated XXXX. Seller Comment (XXXX-06-10): (Rate Lock) CIC provided showing change in XXXX comp is 2.75% therefore the increase is caused due to change in XXXX	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350121339	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX Third Party Verification	Verification of employment and percentage of ownership of LLC was not provided in file.				Reviewer Comment (XXXX-06-12): Received CPA letter in trailing docs.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121339	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Verification of employment and percentage of ownership of LLC was not provided in file.				Reviewer Comment (XXXX-06-12): Received CPA letter in trailing docs.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121339	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Loan designation discrepancy due to missing Verification of employment and percentage of ownership of LLC.				Reviewer Comment (XXXX-06-12): System cleared after Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	No	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350121339	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General Ability to Repay Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	Verification of employment and percentage of ownership of LLC was not provided in file.				Reviewer Comment (XXXX-06-12): System cleared after Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121339	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Verification of employment and percentage of ownership of LLC was not provided in file.				Reviewer Comment (XXXX-06-12): System cleared after Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121339	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for borrower EAD category of C09P-2.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Reserves: 12.34 Guideline Requirement: 6.00 Loan to Value: 66.71429% Guideline Maximum Loan to Value: 80.00000%	XXXX	Reviewer Comment (XXXX-05-08): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121339	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for 1099 being paid to an LLC.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Reserves: 12.34 Guideline Requirement: 6.00 Loan to Value: 66.71429% Guideline Maximum Loan to Value: 80.00000%	XXXX	Reviewer Comment (XXXX-05-08): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121340	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception to use XXXX for short term rental on a cash out refinance.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. The qualifying DSCR on the loan is greater than the guideline minimum. Miscellaneous	Guidelines Representative FICO: 660 Representative FICO: 757 The DSCR of 1.25 is greater than the minimum required DSCR of 1.00. Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-06-09): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121341	XXXX	XXXX	XXXX	XXXX	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of XXXX is less than the note amount of XXXX based on the Commitment in file.	The Title Policy Amount of XXXX is less than the note amount of XXXX based on the Commitment in file.				Reviewer Comment (XXXX-06-18): Client accepts EV2 Grade and elects to Waive. Seller Comment (XXXX-06-16): (Rate Lock) Lender accepts EV2	XXXX	XXXX	XXXX	No	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Rate/Term		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121341	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Exception Request to unverifiable housing history on primary rental (per broker pay cash to private party).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points. The qualifying DSCR on the loan is greater than the guideline minimum.	Loan to Value: 63.56098% Guideline Maximum Loan to Value: 75.00000% Guidelines Representative FICO: 660 Representative FICO: 747 The DSCR of 2.06 is greater than the minimum required DSCR of 1.00.	XXXX	Reviewer Comment (XXXX-06-12): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Rate/Term		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121341	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Exception Request for The Appraiser confirmed if the subject was damaged beyond 50% or completely destroyed, it cannot be rebuilt as a triplex under the current R-4 Residential Single-Family District zoning.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points. The qualifying DSCR on the loan is greater than the guideline minimum.	Loan to Value: 63.56098% Guideline Maximum Loan to Value: 75.00000% Guidelines Representative FICO: 660 Representative FICO: 747 The DSCR of 2.06 is greater than the minimum required DSCR of 1.00.	XXXX	Reviewer Comment (XXXX-06-12): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Rate/Term		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121341	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Exception Request for Unit XXXX has XXXX sq ft which is lower than the minimum program requirement of 500 sq ft.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points. The qualifying DSCR on the loan is greater than the guideline minimum.	Loan to Value: 63.56098% Guideline Maximum Loan to Value: 75.00000% Guidelines Representative FICO: 660 Representative FICO: 747 The DSCR of 2.06 is greater than the minimum required DSCR of 1.00.	XXXX	Reviewer Comment (XXXX-06-12): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Rate/Term		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121343	XXXX	XXXX	XXXX	XXXX	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of XXXX is less than the note amount of XXXX based on the Commitment in file.	The Title Policy Amount of XXXX is less than the note amount of XXXX. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.				Reviewer Comment (XXXX-07-08): Client accepts EV2 Grade and elects to Waive. Seller Comment (XXXX-07-07): (Rate Lock) EV2 accept please waive	XXXX	XXXX	XXXX	No	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121343	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.78 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Lender exception approved for DSCR less than 1.00.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. Miscellaneous	Reserves: 61.02 Guideline Requirement: 12.00 Loan to Value: 62.01550% Guideline Maximum Loan to Value: 75.00000% Housing payment history is 0x30x12	XXXX	Reviewer Comment (XXXX-07-08): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121344	XXXX	XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		Bank statements for XXXX accounts were not provided in file. Evidence of access to funds for business account was not provided.				Reviewer Comment (XXXX-07-06): Evidence of access to funds is not required as business fund is not considered for closing/reserve requirement. Exception cleared Seller Comment (XXXX-07-06): (Rate Lock) All business owners are on the loan - a LOE is not needed please review Reviewer Comment (XXXX-07-01): Received bank statements for XXXX account. File is still missing verification that use of the XXXX business funds will not negatively affect the business.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		D	A	D	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350121344	XXXX	XXXX	XXXX	XXXX	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Legal / Regulatory / Compliance	Final Title Policy is missing. No evidence of title in file.		Title Report is missing from file.				Reviewer Comment (XXXX-07-01): Received title commitment in trailing docs.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		D	A	D	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350121344	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX HOA Verification, Insurance Verification	Missing Insurance Verification and HOA Verification for the property, XXXX				Reviewer Comment (XXXX-07-01): Received documents in trailing docs.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		D	A	D	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350121344	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX HOA Verification, Insurance Verification	Missing Insurance Verification and HOA Verification for the property, XXXX				Reviewer Comment (XXXX-07-06): Verified from mortgage taxes and Insurance escrowed and HOA verification received confirming No HOA. Exception cleared Reviewer Comment (XXXX-07-01): Received insurance verification, loan file is still missing HOA verification.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		D	A	D	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350121344	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Account Statements - Personal not provided		Bank statement for XXXX account, as reflected on 1003XXXXs not provided in file.				Reviewer Comment (XXXX-07-01): Received bank statements in trailing docs.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		D	A	D	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350121344	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Account Statements - Personal not provided		Bank statement for XXXX account, as reflected on 1003XXXXs not provided in file.				Reviewer Comment (XXXX-07-01): Received bank statements in trailing docs.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		D	A	D	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350121344	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided		Hazard Insurance Policy is missing from file.				Reviewer Comment (XXXX-07-01): Received insurance policy in trailing docs.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		D	A	D	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350121344	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Purchase Agreement / Sales Contract not provided		Purchase Agreement / Sales Contract is missing from file.				Reviewer Comment (XXXX-07-01): Received purchase contract in trailing docs.	XXXX	XXXX	XXXX	No	1	D	A	D	A	D	A	D	A	D	A	XXXX	XXXX	Investment	Purchase		D	A	D	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350121344	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Missing third party verification dated within 120 calendar days prior to the note date to verify business is active. Third party verification that borrower was self-employed for at least 2 years and that the business had been in existence for at least 2 years was not provided.				Reviewer Comment (XXXX-07-01): Received business listing in trailing docs.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		D	A	D	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350121344	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX Third Party Verification	Missing third party verification dated within 120 calendar days prior to the note date to verify business is active. Third party verification that borrower was self-employed for at least 2 years and that the business had been in existence for at least 2 years was not provided.				Reviewer Comment (XXXX-07-01): Received business listing in trailing docs.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		D	A	D	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350121344	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		Evidence of access to funds not provided.				Reviewer Comment (XXXX-07-06): Evidence of access to funds is not required as business fund is not considered for closing/reserve requirement. Exception cleared Seller Comment (XXXX-07-06): (Rate Lock) All business owners are on the loan - a LOE is not needed please review Reviewer Comment (XXXX-07-01): Evidence that use of the business funds will not negatively affect the business was not provided.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		D	A	D	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350121345	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX Third Party Verification	Loan file is missing third party verification dated within 120 calendar days prior to the note date to verify business is active.	Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Disposable Income: XXXX Borrower has worked in the same position for more than 3 years. Reserves: 20.93 Guideline Requirement: 6.00 DTI: 9.52544% Guideline Maximum DTI: 55.00000% Guidelines Representative FICO: 660 Representative FICO: 797	XXXX	Reviewer Comment (XXXX-06-26): Lender Exception with Compensating Factors provided. Downgraded and Waived. Reviewer Comment (XXXX-06-18): CPA letter references past tax returns were reviewed and indicated the change in business type in XXXX. Both do not indicate the business is currently active or reference a date within 120 days prior to the Note date. Loan file is missing third party verification dated within 120 calendar days prior to the note date to verify business is active.	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121345	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Loan file is missing third party verification dated within 120 calendar days prior to the note date to verify business is active.	Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Disposable Income: XXXX Borrower has worked in the same position for more than 3 years. Reserves: 20.93 Guideline Requirement: 6.00 DTI: 9.52544% Guideline Maximum DTI: 55.00000% Guidelines Representative FICO: 660 Representative FICO: 797	XXXX	Reviewer Comment (XXXX-06-26): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121345	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Waterfall due to Loan file is missing third party verification dated within 120 calendar days prior to the note date to verify business is active.	Reviewer Comment (XXXX-06-29): Loan is NonQM

Seller Comment (XXXX-06-27): (Rate Lock) Exception comments updated to remove invoices as comp factor

Reviewer Comment (XXXX-06-26): Lender has requested an ATR downgrade/waive for ATR exceptions on this file, due to Loan file missing a third-party verification to verify the existence of the business 120 days prior to Note date.

Lender provided an approved exception Doc ID0599 which reflects what they relied on pre-consummation in closing the loan.  Below shows what was used as Alt docs, with doc IDs
(D0338) -Bank statements confirming recent business transactions (XXXX) with statement end date of XXXX which is less than 120 days prior to the Note date of XXXX
(D0323,324 &325) Invoices provided to evidence current services provided.
																				XXXX	XXXX	XXXX	No	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350121345	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General Ability to Repay Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	Loan file is missing third party verification dated within 120 calendar days prior to the note date to verify business is active.	Reviewer Comment (XXXX-06-29): Regraded to EV2-B based on post-close lender exception outlining alternate documentation.

Seller Comment (XXXX-06-27): (Rate Lock) Exception comments updated to remove invoices as comp factor

Reviewer Comment (XXXX-06-26): Lender has requested an ATR downgrade/waive for ATR exceptions on this file, due to Loan file missing a third-party verification to verify the existence of the business 120 days prior to Note date.

Lender provided an approved exception Doc ID0599 which reflects what they relied on pre-consummation in closing the loan.  Below shows what was used as Alt docs, with doc IDs
(D0338) -Bank statements confirming recent business transactions (XXXX) with statement end date of XXXX which is less than 120 days prior to the Note date of XXXX
(D0323,324 &325) Invoices provided to evidence current services provided.
																				XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121345	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): Ability to Repay (Dodd-Frank 2014): There are one or more guideline deficiencies related to income and/or asset doc requirements which may impact the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Loan file is missing third party verification dated within 120 calendar days prior to the note date to verify business is active.	Reviewer Comment (XXXX-06-29): Regraded to EV2-B based on post-close lender exception outlining alternate documentation.

Seller Comment (XXXX-06-27): (Rate Lock) Exception comments updated to remove invoices as comp factor

Reviewer Comment (XXXX-06-26): Lender has requested an ATR downgrade/waive for ATR exceptions on this file, due to Loan file missing a third-party verification to verify the existence of the business 120 days prior to Note date.

Lender provided an approved exception Doc ID0599 which reflects what they relied on pre-consummation in closing the loan.  Below shows what was used as Alt docs, with doc IDs
(D0338) -Bank statements confirming recent business transactions (XXXX) with statement end date of XXXX which is less than 120 days prior to the Note date of XXXX
(D0323,324 &325) Invoices provided to evidence current services provided.
																				XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121346	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.93 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	DSCR is less than the required guideline minimum of 1.00.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Reserves: 182.58 Guideline Requirement: 6.00 Guidelines Representative FICO: 660 Representative FICO: 742 Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-05-22): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121346	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided		Certificate of Good Standing within 90 days prior to closing was not provided.				Reviewer Comment (XXXX-06-18): Received docs in trailing docs. Reviewer Comment (XXXX-05-22): Document provided does not indicate that the business is in good standing.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121347	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Exception Requested: Borrower currently has no primary residence housing expense and is considered living rent-free. Subject property is an investment and requires an exception for a rent-free borrower on primary residence.	The qualifying DTI on the loan is at least 10% less than the guideline maximum. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower has verified disposable income of at least XXXX0.00.	DTI: 12.23735% Guideline Maximum DTI: 55.00000% Reserves: 786.04 Guideline Requirement: 6.00 Documentation Type: Asset Depletion Disposable Income: XXXX	XXXX	Reviewer Comment (XXXX-0XXXX): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350121348	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.75 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	DSCR is less than the guideline minimum of 1.00.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Reserves: 80.20 Guideline Requirement: 6.00 Guidelines Representative FICO: 660 Representative FICO: 804 Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-06-04): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121350	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.76 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Exception Request for DSCR less than 1.000. DSCR.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Reserves: 25.68 Guideline Requirement: 6.00 Guidelines Representative FICO: 680 Representative FICO: 824 Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-06-08): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121351	XXXX	XXXX	XXXX	XXXX	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of XXXX is less than the note amount of XXXX based on the Commitment in file.					Reviewer Comment (XXXX-07-15): Client accepts EV2 Grade and elects to Waive. Seller Comment (XXXX-07-15): (Rate Lock) EV2 accept please waive	XXXX	XXXX	XXXX	No	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350121351	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for XXXX NSFs/ODs.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The refinance has decreased the borrower's monthly debt payments by 20% or more. Miscellaneous	Borrower has been employed in the same industry for more than 5 years. Documentation Type: 12mo Bank Statement Disposable Income: XXXX Borrower has worked in the same position for more than 3 years. Loan to Value: 63.64865% Guideline Maximum Loan to Value: 75.00000% DTI: 21.44010% Guideline Maximum DTI: 50.00000% Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-06-12): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350121351	XXXX	XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		Waterfall due to missing evidence that the withdrawal of funds from the business account will not have a negative impact on the business.				Reviewer Comment (XXXX-07-15): Funds used for reserves only, evidence not required.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350121351	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		File is missing evidence that the withdrawal of funds from the business account will not have a negative impact on the business.				Reviewer Comment (XXXX-07-15): Funds used for reserves only, evidence not required.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350121352	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided		Certificate of Good Standing within 90 days prior to note date was not provided.				Reviewer Comment (XXXX-06-30): COGS provided	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121352	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.94 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.94 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Guidelines Representative FICO: 660 Representative FICO: 805	XXXX	Reviewer Comment (XXXX-06-12): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121353	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception approved to allow refi with no lease.	The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Housing payment history is 0x30x24 or better	XXXX	Reviewer Comment (XXXX-06-22): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121353	XXXX	XXXX	XXXX	XXXX	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Insurance coverage is insufficient by XXXX based on stated value; there was no evidence of extended coverage or insurer's estimate of replacement cost provided.				Reviewer Comment (XXXX-07-01): Received RCE in trailing docs. Seller Comment (XXXX-06-30): (Rate Lock) RCE provided	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121353	XXXX	XXXX	XXXX	XXXX	Credit	Insurance	Insurance Documentation	Insurance	Rent loss insurance is required on all properties and there is no evidence of this insurance in the file.		Rent loss insurance is required on all properties, and there is no evidence of this insurance in the file.				Reviewer Comment (XXXX-07-01): Not required per guidelines. Seller Comment (XXXX-06-28): (Rate Lock) This is not required per guides	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121354	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.87 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	DSCR is less than the guideline minimum of 1.00.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Guidelines Representative FICO: 660 Representative FICO: 729 Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-0XXXX): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121354	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided		Certificate of Good Standing within 90 days of closing was not in file.				Reviewer Comment (XXXX-06-18): COGS provided Reviewer Comment (XXXX-06-03): The document provided certifies the borrowing entity is in compliance with its tax obligations. Additionally, it is not dated within 90 days prior to closing. Please provide a Certificate of Good Standing dated within 90 days prior to closing.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121355	XXXX	XXXX	XXXX	XXXX	Credit	Guideline	Guideline Issue	Guideline	Borrower is a first time home buyer and ineligible per guidelines.	Borrower: XXXX	FTHB is ineligible.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 77.36 Guideline Requirement: 6.00 Guidelines Representative FICO: 660 Representative FICO: 744	XXXX	Reviewer Comment (XXXX-06-18): Lender Exception with Compensating Factors provided. Downgraded and Waived. Seller Comment (XXXX-06-16): (Rate Lock) exception was approved	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121357	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		All funds to close coming from a gift. First time investor with 682 credit score. Borrower currently renting, does not own any property.	The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DSCR on the loan is greater than the guideline minimum.	Loan to Value: 47.11538% Guideline Maximum Loan to Value: 80.00000% The DSCR of 1.33 is greater than the minimum required DSCR of 1.00.	XXXX	Reviewer Comment (XXXX-07-07): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121357	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 5.49 is less than Guideline PITIA months reserves of 6.00.	Calculated PITIA months reserves of 5.83 is less than guideline PITIA months reserves of 6.00.	The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DSCR on the loan is greater than the guideline minimum.	Loan to Value: 47.11538% Guideline Maximum Loan to Value: 80.00000% The DSCR of 1.33 is greater than the minimum required DSCR of 1.00.	XXXX	Reviewer Comment (XXXX-07-07): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121357	XXXX	XXXX	XXXX	XXXX	Credit	Guideline	Guideline Issue	Guideline	Borrower is a first time home buyer and ineligible per guidelines.	Borrower: XXXX XXXX	FTHB not permitted.	The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DSCR on the loan is greater than the guideline minimum.	Loan to Value: 47.11538% Guideline Maximum Loan to Value: 80.00000% The DSCR of 1.33 is greater than the minimum required DSCR of 1.00.	XXXX	Reviewer Comment (XXXX-07-07): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121358	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Note Addendum - Prepayment not provided		Note Addendum-Prepayment was missing from the file.				Reviewer Comment (XXXX-06-30): Note Addendum-Prepayment provided	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	Yes
XXXX	XXXX	XXXX	XXXX	4350121358	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Business Purpose Certificate not provided		Business Purpose Certificate was missing from the file.				Reviewer Comment (XXXX-06-30): Business Purpose Certificate provided	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121358	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception approved for appraisal re-use for a subsequent Transaction - delayed financing.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 259.22 Guideline Requirement: 6.00 Debt Service Coverage Ratio: 1.50 Guideline Requirement: 1.00 Loan to Value: 43.47826% Guideline Maximum Loan to Value: 75.00000% Guidelines Representative FICO: 660 Representative FICO: 796	XXXX	Reviewer Comment (XXXX-0XXXX): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121361	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Interim Closing Disclosure Timing Regular APR Change	TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure issued on XXXX contains a change in APR and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation.	Reviewer Comment (XXXX-06-30): XXXXXXXX received updated CD and proof of earlier receipt.

Seller Comment (XXXX-06-28): (Rate Lock) audit trail provided showing borrower viewed CD XXXX making ESD XXXX

Reviewer Comment (XXXX-06-17): XXXXXXXX received XXXX CD.  Missing proof of earlier receipt by borrower.  CD was not executed by borrower and mailbox rule is in effect with a receipt date of XXXX.  Consummation date was XXXX which would have required this CD be received by borrower no later than XXXX in order to meet the 3 business day waiting period for timing.  Please provide any proof of earlier receipt.
																				XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	No Defined Cure	C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121361	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. (7520)					Reviewer Comment (XXXX-06-12): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	No	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350121363	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver Test	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Closing Disclosure dated XXXX missing from the loan file.				Reviewer Comment (XXXX-06-22): XXXXXXXX received 0XXXX CD received 3 business days prior to consummation.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	No Defined Cure	C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121363	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-XXXX Insufficient or no cure was provided to the borrower. (9300)	Final Closing Disclosure, file does not contain a valid COC for this fee, nor evidence of cure in the file.				Reviewer Comment (XXXX-06-22): XXXX Received Valid COC dated XXXX.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350121363	XXXX	XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		Business assets were used to qualify and cash flow analysis to support the withdrawal of funds from the account is missing from the file.				Reviewer Comment (XXXX-06-22): Received Cash Flow Analysis in trailing docs.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121363	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Waterfall due to Business assets were used to qualify and cash flow analysis to support the withdrawal of funds from the account is missing from the file.				Reviewer Comment (XXXX-06-22): Received Cash Flow Analysis in trailing docs.	XXXX	XXXX	XXXX	No	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350121363	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General Ability to Repay Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	Business assets were used to qualify and cash flow analysis to support the withdrawal of funds from the account is missing from the file.				Reviewer Comment (XXXX-06-22): Received Cash Flow Analysis in trailing docs.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121363	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): Ability to Repay (Dodd-Frank 2014): There are one or more guideline deficiencies related to income and/or asset doc requirements which may impact the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Business assets were used to qualify and cash flow analysis to support the withdrawal of funds from the account is missing from the file.				Reviewer Comment (XXXX-06-22): Received Cash Flow Analysis in trailing docs.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121364	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception to use higher lease rent of XXXX per month.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Reserves: 32.28 Guideline Requirement: 12.00 Guidelines Representative FICO: 680 Representative FICO: 781 Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-06-01): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121364	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Note Addendum - Prepayment not provided		Note Addendum: Prepayment was not provided in file.				Reviewer Comment (XXXX-07-15): Note Addendum: Prepayment provided.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	Yes
XXXX	XXXX	XXXX	XXXX	4350121364	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.86 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	The Debt Service Coverage Ratio (Subject DSCR) of 0.86 does not meet the Guideline Debt Service Coverage Ratio (Subject DSCR) of 1.00.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Reserves: 32.28 Guideline Requirement: 12.00 Guidelines Representative FICO: 680 Representative FICO: 781 Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-06-01): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121365	XXXX	XXXX	XXXX	XXXX	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of XXXX is less than the note amount of XXXX based on the Commitment in file.	Provide a copy of the final title policy or an addendum to the report verifying title insurance of at least the loan amount.				Reviewer Comment (XXXX-06-18): Lender accepts EV2 exception and elects to Waive.	XXXX	XXXX	XXXX	No	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121365	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX XXXX Third Party Verification	File is missing documentation to verify the business is currently active.				Reviewer Comment (XXXX-06-18): CPA letter, current business and personal bank statements used as evidence of business activity.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121365	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		File is missing documentation to verify the business is currently active.				Reviewer Comment (XXXX-06-18): CPA letter, current business and personal bank statements used as evidence of business activity.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121365	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for the subject having multiple ADU's which is not allowed per guidelines.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has worked in the same position for more than 3 years. Reserves: 12.15 Guideline Requirement: 6.00 Guidelines Representative FICO: 660 Representative FICO: 776	XXXX	Reviewer Comment (XXXX-06-04): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121365	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Waterfall due to missing documentation to verify the business is currently active.				Reviewer Comment (XXXX-06-18): CPA letter, current business and personal bank statements used as evidence of business activity.	XXXX	XXXX	XXXX	No	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350121365	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General Ability to Repay Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	Waterfall due to missing documentation to verify the business is currently active.				Reviewer Comment (XXXX-06-18): CPA letter, current business and personal bank statements used as evidence of business activity. Seller Comment (XXXX-06-18): (Rate Lock) UW used CPA letter in underwriting stating ownership does not change however that does not confirm business is active	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121365	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): Ability to Repay (Dodd-Frank 2014): There are one or more guideline deficiencies related to income and/or asset doc requirements which may impact the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Waterfall due to missing documentation to verify the business is currently active.				Reviewer Comment (XXXX-06-18): CPA letter, current business and personal bank statements used as evidence of business activity. Seller Comment (XXXX-06-18): (Rate Lock) UW used CPA letter in underwriting stating ownership does not change however that does not confirm business is active	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121367	XXXX	XXXX	XXXX	XXXX	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary					Reviewer Comment (XXXX-07-13): Received final title in trailing docs.	XXXX	XXXX	XXXX	No	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121367	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Ineligible property. Condotel has XXXX timeshare units.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Reserves: 19.93 Guideline Requirement: 6.00 Guidelines Representative FICO: 700 Representative FICO: 814 Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-0XXXX): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121367	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: HOA Questionnaire not provided		Missing HOA questionnaire required for full project reviews for Condotels.				Reviewer Comment (XXXX-07-09): Questionnaire provided.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121367	XXXX	XXXX	XXXX	XXXX	Credit	Title	Document Error	Title	The Commitment or Preliminary title policy does not reflect a coverage amount (no final title policy in file). Unable to determine if appropiate coverage is provided.	Title Evidence: Preliminary; XXXX					Reviewer Comment (XXXX-07-13): Received final title in trailing docs.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121368	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Creditor did not provide a copy of each valuation to applicant three business days prior to Note.				Reviewer Comment (XXXX-05-13): Client accepts EV2 Grade and elects to Waive. Seller Comment (XXXX-05-12): (Rate Lock) EV2 accept please waive	XXXX	XXXX	XXXX	No	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		D	B	D	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350121368	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Creditor did not provide Right to Receive a Copy appraisal disclosure to applicant within three business days of Note.				Reviewer Comment (XXXX-05-13): Client accepts EV2 Grade and elects to Waive. Seller Comment (XXXX-05-12): (Rate Lock) EV2 accept please waive	XXXX	XXXX	XXXX	No	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		D	B	D	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350121368	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Property is condotel that does not meet guidelines requirements.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been employed in the same industry for more than 5 years. Documentation Type: 2yr Full Doc Disposable Income: XXXX Borrower has worked in the same position for more than 3 years. Reserves: 66.39 Guideline Requirement: 6.00 Guidelines Representative FICO: 660 Representative FICO: 790	XXXX	Reviewer Comment (XXXX-05-11): Lender Exception with Compensating Factors provided. Downgraded and Waived	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		D	B	D	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350121368	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing a fully executed business purpose certificate, which is required for investment properties.				Reviewer Comment (XXXX-06-16): Client state loan is not Business Purpose. Reviewer Comment (XXXX-06-09): Subject property is an investment property. Seller Comment (XXXX-06-05): (Rate Lock) This is a TRID loan	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	D	A	XXXX	XXXX	Investment	Purchase		D	B	D	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350121368	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX W-2 Transcript (XXXX), W-2 Transcript (XXXX)	Loan file missing W2 Transcripts for XXXX and XXXX.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been employed in the same industry for more than 5 years. Documentation Type: 2yr Full Doc Disposable Income: XXXX Borrower has worked in the same position for more than 3 years. Reserves: 66.39 Guideline Requirement: 6.00 Guidelines Representative FICO: 660 Representative FICO: 790	XXXX	Reviewer Comment (XXXX-06-18): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		D	B	D	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350121368	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX XXXX W-2 Transcript (XXXX), W-2 Transcript (XXXX)	Loan file missing W2 Transcripts for XXXX and XXXX.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been employed in the same industry for more than 5 years. Documentation Type: 2yr Full Doc Disposable Income: XXXX Borrower has worked in the same position for more than 3 years. Reserves: 66.39 Guideline Requirement: 6.00 Guidelines Representative FICO: 660 Representative FICO: 790	XXXX	Reviewer Comment (XXXX-06-18): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		D	B	D	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350121369	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Property in commercial zone.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. The representative FICO score exceeds the guideline minimum by XX points.	Fico higher than 740, and at lease 20 points higher than guideline minimum.	XXXX	Reviewer Comment (XXXX-06-01): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121366	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. (7520)					Reviewer Comment (XXXX-0XXXX): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	No	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Purchase	Final CD evidences Cure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350121366	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XXXX incorrectly disclosed whether the loan will have an escrow account. (Final/XXXX)	Final Closing Disclosure issued on XXXX did not disclose the reason why escrow was waived.				Reviewer Comment (XXXX-06-03): XXXXXXXX received Letter of Explanation & Corrected Closing Disclosure. Seller Comment (XXXX-06-02): (Rate Lock) PCCD provided	XXXX	XXXX	XXXX	No	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350121370	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for a Log home which is ineligible per guidelines.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Guidelines Representative FICO: 660 Representative FICO: 788 Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-0XXXX): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121372	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Third-party verification dated within 20 days prior to the note date that business is currently active was not in the file. State document in the file confirming business start date is not dated. The P&L statement was not signed by the borrower. The CPA letter did not include attestation that they prepared the borrower’s tax returns for the last 2 years and had reviewed the YTD financial statements. Additionally, the CPA letter did not confirm they are not related to the borrower or associated with the borrower’s business. CPA license was not verified. *****UPDATED XXXX***** Third-party verification dated within 20 days prior to the note date that business is currently active was provided.				Reviewer Comment (XXXX-06-23): Received CPA license in trailing docs.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121372	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Third-party verification dated within 20 days prior to the note date that business is currently active was not in the file. State document in the file confirming business start date is not dated. The P&L statement was not signed by the borrower. The CPA letter did not include attestation that they prepared the borrower’s tax returns for the last 2 years and had reviewed the YTD financial statements. Additionally, the CPA letter did not confirm they are not related to the borrower or associated with the borrower’s business. CPA license was not verified. *****UPDATED XXXX***** Third-party verification dated within 20 days prior to the note date that business is currently active was provided.				Reviewer Comment (XXXX-06-23): Received CPA license in trailing docs.	XXXX	XXXX	XXXX	No	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350121372	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): Ability to Repay (Dodd-Frank 2014): There are one or more guideline deficiencies related to income and/or asset doc requirements which may impact the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Third-party verification dated within 20 days prior to the note date that business is currently active was not in the file. State document in the file confirming business start date is not dated. The P&L statement was not signed by the borrower. The CPA letter did not include attestation that they prepared the borrower’s tax returns for the last 2 years and had reviewed the YTD financial statements. Additionally, the CPA letter did not confirm they are not related to the borrower or associated with the borrower’s business. CPA license was not verified. *****UPDATED XXXX***** Third-party verification dated within 20 days prior to the note date that business is currently active was provided.				Reviewer Comment (XXXX-06-23): Received CPA license in trailing docs. Reviewer Comment (XXXX-06-03): EXCEPTION HISTORY - Exception Detail was updated on XXXX PRIOR Exception Detail: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121372	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General Ability to Repay Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	Third-party verification dated within 20 days prior to the note date that business is currently active was not in the file. State document in the file confirming business start date is not dated. The P&L statement was not signed by the borrower. The CPA letter did not include attestation that they prepared the borrower’s tax returns for the last 2 years and had reviewed the YTD financial statements. Additionally, the CPA letter did not confirm they are not related to the borrower or associated with the borrower’s business. CPA license was not verified. *****UPDATED XXXX***** Third-party verification dated within 20 days prior to the note date that business is currently active was provided.	Reviewer Comment (XXXX-06-23): Received CPA license in trailing docs.

Seller Comment (XXXX-06-22): (Rate Lock) UW is no longer employed at XXXX but I'd assume he verified this as standard practice and forgot to upload

Reviewer Comment (XXXX-06-19): Verification doc pulled no more than 20 days prior to closing provided. Date provided for state document. The P&L signed by the borrower provided. Post dated CPA letter provided with attestation that they prepared the borrower’s tax returns for the last 2 years and had reviewed the YTD financial statements and is not associated with the borrower/borrower’s business. Please provide verification of CPA license.

Reviewer Comment (XXXX-06-03): Verification doc pulled no more than 20 days prior to closing provided.
																				XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121372	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX CPA license	Third-party verification dated within 20 days prior to the note date that business is currently active was not in the file. State document in the file confirming business start date is not dated. The P&L statement was not signed by the borrower. The CPA letter did not include attestation that they prepared the borrower’s tax returns for the last 2 years and had reviewed the YTD financial statements. Additionally, the CPA letter did not confirm they are not related to the borrower or associated with the borrower’s business. CPA license was not verified. *****UPDATED XXXX***** Third-party verification dated within 20 days prior to the note date that business is currently active was provided.				Reviewer Comment (XXXX-06-23): Received CPA license in trailing docs. Reviewer Comment (XXXX-06-03): EXCEPTION HISTORY - Exception Explanation was updated on XXXX PRIOR Exception Explanation: CPA license, Third Party Verification	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121376	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Third-party verification dated within 120 days prior to the note date that business is currently active was not in the file.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Lender Exception with Compensating Factors provided. Downgraded and Waived. Lender Exception with Compensating Factors provided. Downgraded and Waived. Lender Exception with Compensating Factors provided. Downgraded and Waived. Lender Exception with Compensating Factors provided. Downgraded and Waived. Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	Reviewer Comment (XXXX-07-10): Lender Exception with Compensating Factors provided. Downgraded and Waived. Reviewer Comment (XXXX-07-10): Sent to CHD for ATR review. Seller Comment (XXXX-07-08): (Rate Lock) Exception updated please review Reviewer Comment (XXXX-06-30): CPA letter provided has a different business name. Please update the lender exception as the CPA letter cannot be relied upon to verify the business' existence. Seller Comment (XXXX-06-29): (Rate Lock) UW used bank statements, CPA letter, and borrower's business website to confirm this was active within 120 days.	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121376	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Third-party verification dated within 120 days prior to the note date that business is currently active was not in the file.				Reviewer Comment (XXXX-07-10): Non-QM Reviewer Comment (XXXX-07-10): Sent to CHD for ATR review. Seller Comment (XXXX-07-08): (Rate Lock) Exception updated please review Reviewer Comment (XXXX-06-30): CPA letter provided has a different business name. Please update the lender exception as the CPA letter cannot be relied upon to verify the business' existence. Seller Comment (XXXX-06-29): (Rate Lock) UW used bank statements, CPA letter, and borrower's business website to confirm this was active within 120 days.	XXXX	XXXX	XXXX	No	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350121376	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General Ability to Repay Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	Third-party verification dated within 120 days prior to the note date that business is currently active was not in the file.	Reviewer Comment (XXXX-07-14): Client accepts EV2 Grade and elects to Waive.

Seller Comment (XXXX-07-13): (Rate Lock) EV2 accept please waive

Reviewer Comment (XXXX-07-10): Lender exception with alt docs relied upon prior to consummation

Reviewer Comment (XXXX-07-10): Sent to CHD for ATR review.

Seller Comment (XXXX-07-08): (Rate Lock) Exception updated please review

Reviewer Comment (XXXX-06-30): CPA letter provided has a different business name. Please update the lender exception as the CPA letter cannot be relied upon to verify the business' existence.

Seller Comment (XXXX-06-29): (Rate Lock) UW used bank statements, CPA letter, and borrower's business website to confirm this was active within 120 days.
																				XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121376	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): Ability to Repay (Dodd-Frank 2014): There are one or more guideline deficiencies related to income and/or asset doc requirements which may impact the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Third-party verification dated within 120 days prior to the note date that business is currently active was not in the file.	Reviewer Comment (XXXX-07-14): Client accepts EV2 Grade and elects to Waive.

Seller Comment (XXXX-07-13): (Rate Lock) EV2 accept please waive

Reviewer Comment (XXXX-07-10): Lender exception.  Lender provided an approved exception at Doc ID 516 and in COMMENTS which reflects what they relied on pre-consummation in closing the loan. Below shows what was used as Alt docs, with doc IDs

(D585) -Bank Statements which are 42 days prior to the Note date of XXXX
(D484) Pre-close CPA letter which states the borrower has a pass through entity, but does not state business name
(D282) Pre-close Borrower’s website search, download date shown at top od doc 508.
(D508) Pre-close Dept of Treasury search which shows the business but the page provided does not say Active.
Compensating factors are

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.
Borrower has verified disposable income of at least XXXX0.00
Borrower has worked in the same job for over 5 years
Borrower has worked in the same position for more than 3 years.
The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.
The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.
Please review and let me know if we are willing to downgrade/waive the exceptions for the missing third-party verification document.

Reviewer Comment (XXXX-07-10): Sent to CHD for ATR review.

Seller Comment (XXXX-07-08): (Rate Lock) Exception updated please review

Reviewer Comment (XXXX-06-30): CPA letter provided has a different business name. Please update the lender exception as the CPA letter cannot be relied upon to verify the business' existence.

Seller Comment (XXXX-06-29): (Rate Lock) UW used bank statements, CPA letter, and borrower's business website to confirm this was active within 120 days.
																				XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121376	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX XXXX XXXX Third Party Verification	Third-party verification dated within 120 days prior to the note date that business is currently active was not in the file.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Lender Exception with Compensating Factors provided. Downgraded and Waived. Lender Exception with Compensating Factors provided. Downgraded and Waived. Lender Exception with Compensating Factors provided. Downgraded and Waived. Lender Exception with Compensating Factors provided. Downgraded and Waived. Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	Reviewer Comment (XXXX-07-10): Lender Exception with Compensating Factors provided. Downgraded and Waived. Reviewer Comment (XXXX-07-10): Sent to CHD for ATR review. Seller Comment (XXXX-07-08): (Rate Lock) Exception updated please review Reviewer Comment (XXXX-06-30): CPA letter provided has a different business name. Please update the lender exception as the CPA letter cannot be relied upon to verify the business' existence. Seller Comment (XXXX-06-29): (Rate Lock) UW used bank statements, CPA letter, and borrower's business website to confirm this was active within 120 days.	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121376	XXXX	XXXX	XXXX	XXXX	Credit	Income	Income Error	Income	Income document is missing the document date and/or tax year.	Borrower: XXXX XXXX XXXX // Employment Type: Employment / Income Type: Bank Statements / Start Date: XXXX // Document: Third Party Verification / Document Date: <empty> / Tax Year: <empty>	Business Name Search provided is missing document date.				Reviewer Comment (XXXX-06-30): Document not required. Seller Comment (XXXX-06-29): (Rate Lock) UW used bank statements, CPA letter, and borrower's business website to confirm this was active within 120 days.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121376	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	NonQM				Reviewer Comment (XXXX-07-10): Non-QM	XXXX	XXXX	XXXX	No	1		A		A		A		A		A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350121376	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Employment - Bank Statements	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current employment status using reasonably reliable third-party records. (XXXX,XXXX XXXX XXXX XXXX LLC/Bank Statements)	Lender Exception				Reviewer Comment (XXXX-07-14): Client accepts EV2 Grade and elects to Waive. Seller Comment (XXXX-07-13): (Rate Lock) EV2 accept please waive	XXXX	XXXX	XXXX	Yes	2		B		B		B		B		B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121377	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. (7506)					Reviewer Comment (XXXX-06-02): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	No	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350121377	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Maximum Loan Amount discrepancy.	Note loan amount of XXXX is greater than Guideline maximum loan amount of XXXX.	Note loan amount of XXXX is greater than guideline maximum loan amount XXXX.	Reviewer Comment (XXXX-06-16): Updated Guidelines provided.

Seller Comment (XXXX-06-15): Updated guidelines for XXXX loan program, included in latest guideline release of XXXX were sent to XXXX XXXX <XXXXXXXX@XXXXXXXX.com>. Please reveiw with Diana to clear. thank you

Reviewer Comment (XXXX-06-08): Please provide a copy of the Guidelines used. Current Guidelines only go to XXXXmil.

Reviewer Comment (XXXX-06-08): Used XXXX Bank Statement guidelines as shown an Approval.

Seller Comment (XXXX-06-04): Underwriter response on correct guideline and interpretation for Primary residence refi loan amount and cash out amount.
																				XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121377	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved an exception for currently best in LLC, and the borrower would like to keep XXXX in XXXX LLC on the primary residence.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Disposable Income: XXXX Reserves: 53.82 Guideline Requirement: 12.00	XXXX	Reviewer Comment (XXXX-06-03): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121377	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXXXXXX XXXX Third Party Verification	Third-party verifications dated within 120 days prior to the note date that businesses are currently active were not in the file.	Reviewer Comment (XXXX-06-16): Verification of date searched provided. Documentation supported.

Seller Comment (XXXX-06-16): Post closing SOS for all 3 LLC's, date is in lower right hand corner. Please downgrade to a 2 and close out.

Seller Comment (XXXX-06-15): Underwriter LOE

Seller Comment (XXXX-06-15): Screeb shots from Underwriters computer files, confirming day pulled, Including email LOE stateing this.

Reviewer Comment (XXXX-06-08): Please provide screen shot of internet download showing date when the verification was pulled.

Seller Comment (XXXX-06-04): Undwriter attestation and copy of XXXX SOS - attesting she pulled all 3 LLCs on XXXX. For some reason dates did not populate on the doc.
																				XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121377	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Total cash-out discrepancy.	HUD-1 total cash-out of XXXX is greater than Guideline total cash-out of XXXX.	Total cash-out exceeds the guideline maximum of XXXX.				Reviewer Comment (XXXX-06-16): Updated Guidelines provided. Seller Comment (XXXX-06-15): Sent current guidelines fo XXXX's XXXX Program to XXXX XXXX <XXXXXXXX@XXXXXXXX.com>. Please review with XXXX Reviewer Comment (XXXX-06-08): Used XXXX Bank Statement guidelines as shown an Approval. Seller Comment (XXXX-06-04): Underwriter response on correct guideline and interpretation for Primary residence refi loan amount and cash out amount.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121377	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.	Third-party verifications dated within 120 days prior to the note date that businesses are currently active were not in the file.	Reviewer Comment (XXXX-06-16): Updated documentation with search date verified.

Seller Comment (XXXX-06-16): Post closing SOS for all 3 LLC's, date is in lower right hand corner. Please downgrade to a 2 and close out.

Seller Comment (XXXX-06-15): Underwriter LOE on date pull

Seller Comment (XXXX-06-15): Screen shots from underwriter computer files confirming she pullled all 3 SOS COG prior to closing. requet downgrade to a 1

Reviewer Comment (XXXX-06-08): Please provide screen shot of internet download showing date when the verification was pulled.

Seller Comment (XXXX-06-04): Undwriter attestation and copy of XXXX SOS - attesting she pulled all 3 LLCs on XXXX. For some reason dates did not populate on the doc.
																				XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121377	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	Waterfall due to missing third-party verifications dated within 120 days prior to the note date that businesses are currently active.	Reviewer Comment (XXXX-06-16): Search documentation received. Date verified. Cleared.

Seller Comment (XXXX-06-16): Post closing SOS for all 3 LLC's, date is in lower right hand corner. Please downgrade to a 2 and close out.

Seller Comment (XXXX-06-15): Underwriter LOE on date she pulled SOS on 3 LLC, request downgrade to a 1

Seller Comment (XXXX-06-15): Screen shot from underwriter's computer confirming SOS for all 3 LLC were pulled prior to closing.

Reviewer Comment (XXXX-06-08): Please provide screen shot of internet download showing date when the verification was pulled.

Seller Comment (XXXX-06-04): Undwriter attestation and copy of XXXX SOS - attesting she pulled all 3 LLCs on XXXX. For some reason dates did not populate on the doc.
																				XXXX	XXXX	XXXX	No	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350121377	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Employment - Bank Statements	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current employment status using reasonably reliable third-party records. (XXXX,XXXXXXXX. CO., L.L.C/Bank Statements)	Third-party verification dated within 120 days prior to the note date that the business is currently active was not in the file.	Reviewer Comment (XXXX-06-16): Search documentation received. Date verified. Cleared.

Seller Comment (XXXX-06-16): Post closing SOS for all 3 LLC's, date is in lower right hand corner. Please downgrade to a 2 and close out.

Seller Comment (XXXX-06-15): Underwriter LOE on dates

Seller Comment (XXXX-06-15): Undewriter's screen shots of her computer files, confirming she pulled SOS's prior to closing. Please downgrade to a 1

Reviewer Comment (XXXX-06-08): Please provide screen shot of internet download showing date when the verification was pulled.

Seller Comment (XXXX-06-04): Undwriter attestation and copy of XXXX SOS - attesting she pulled all 3 LLCs on XXXX. For some reason dates did not populate on the doc.
																				XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121377	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Employment - Bank Statements	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current employment status using reasonably reliable third-party records. (XXXX,XXXXXXXX. CO., L.L.C/Bank Statements)	Third-party verification dated within 120 days prior to the note date that the business is currently active was not in the file.	Reviewer Comment (XXXX-06-16): Search documentation received. Date verified. Cleared.

Seller Comment (XXXX-06-16): Post closing SOS for all 3 LLC's, date is in lower right hand corner. Please downgrade to a 2 and close out.

Seller Comment (XXXX-06-15): Underwriter LOE on dates

Seller Comment (XXXX-06-15): Underwriter screen shots of SOS files she has pulled and uploded, request downgrade to a 1

Reviewer Comment (XXXX-06-08): Please provide screen shot of internet download showing date when the verification was pulled.

Seller Comment (XXXX-06-04): Undwriter attestation and copy of XXXX SOS - attesting she pulled all 3 LLCs on XXXX. For some reason dates did not populate on the doc.
																				XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121377	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Employment - Bank Statements	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current employment status using reasonably reliable third-party records. (XXXX,XXXXXXXX LLC/Bank Statements)	Third-party verification dated within 120 days prior to note date that business is currently active was not in file.	Reviewer Comment (XXXX-06-16): Search documentation received. Date verified. Cleared.

Seller Comment (XXXX-06-16): Post closing SOS for all 3 LLC's, date is in lower right hand corner. Please downgrade to a 2 and close out.

Seller Comment (XXXX-06-15): underwriter LOE

Seller Comment (XXXX-06-15): Underwriter computer screen shots confirming she pulled SOS prior to closing. Request downgrade to a 1

Reviewer Comment (XXXX-06-08): Please provide screen shot of internet download showing date when the verification was pulled.

Seller Comment (XXXX-06-04): Undwriter attestation and copy of XXXX SOS - attesting she pulled all 3 LLCs on XXXX. For some reason dates did not populate on the doc.
																				XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121377	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Employment - Bank Statements	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current employment status using reasonably reliable third-party records. (XXXX,XXXXXXXX LLC/Bank Statements)	Third-party verification dated within 120 days prior to note date that business is currently active was not in file.	Reviewer Comment (XXXX-06-16): Search documentation received. Date verified. Cleared.

Seller Comment (XXXX-06-16): Post closing SOS for all 3 LLC's, date is in lower right hand corner. Please downgrade to a 2 and close out.

Seller Comment (XXXX-06-15): Underwriter LOE on dates

Seller Comment (XXXX-06-15): Underwriter's screen shots from her computer confirming date she pulled SOS's, request down grade to a 1

Reviewer Comment (XXXX-06-08): Please provide screen shot of internet download showing date when the verification was pulled.

Seller Comment (XXXX-06-04): Undwriter attestation and copy of XXXX SOS - attesting she pulled all 3 LLCs on XXXX. For some reason dates did not populate on the doc.
																				XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121377	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General Ability to Repay Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	Waterfall due to missing third-party verifications dated within 120 days prior to the note date that businesses are currently active.	Reviewer Comment (XXXX-06-16): Search documentation received. Date verified. Cleared.

Seller Comment (XXXX-06-16): Post closing SOS for all 3 LLC's, date is in lower right hand corner. Please downgrade to a 2 and close out.

Seller Comment (XXXX-06-15): Underwriter LOE

Seller Comment (XXXX-06-15): Underwriter screen shots of her computer files confirming when she pulles SOS's.

Reviewer Comment (XXXX-06-08): Please provide screen shot of internet download showing date when the verification was pulled.

Seller Comment (XXXX-06-04): Undwriter attestation and copy of XXXX SOS - attesting she pulled all 3 LLCs on XXXX. For some reason dates did not populate on the doc.
																				XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121377	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): Ability to Repay (Dodd-Frank 2014): There are one or more guideline deficiencies related to income and/or asset doc requirements which may impact the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Waterfall due to missing third-party verifications dated within 120 days prior to the note date that businesses are currently active.	Reviewer Comment (XXXX-06-16): Search documentation received. Date verified. Cleared.

Seller Comment (XXXX-06-16): Post closing SOS for all 3 LLC's, date is in lower right hand corner. Please downgrade to a 2 and close out.

Seller Comment (XXXX-06-15): underwriter LOE

Seller Comment (XXXX-06-15): Underwriter screen shots of files/dates she pulled SOS's for all 3 LLC. Request downgrade to a 1

Reviewer Comment (XXXX-06-08): Please provide screen shot of internet download showing date when the verification was pulled.

Seller Comment (XXXX-06-04): Undwriter attestation and copy of XXXX SOS - attesting she pulled all 3 LLCs on XXXX. For some reason dates did not populate on the doc.
																				XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121377	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	Waterfall due to missing third-party verifications dated within 120 days prior to the note date that businesses are currently active.				Reviewer Comment (XXXX-06-16): Search documentation received. Date verified. Cleared.	XXXX	XXXX	XXXX	No	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121377	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The borrower on the note does not match the borrower on the Security Instrument. The borrower on the note is an individual, and the borrower on the Security Instrument is an LLC.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Disposable Income: XXXX Reserves: 53.82 Guideline Requirement: 12.00	XXXX	Reviewer Comment (XXXX-06-25): Updated Note and recorded SI provided. Reviewer Comment (XXXX-06-16): Lender Exception with Compensating Factors provided. Downgraded and Waived. Reviewer Comment (XXXX-06-08): First page of Security Instrument shows borrower as a business entity. Seller Comment (XXXX-06-04): The mortgage/security instrument was signed by the borrower as an individual not an LLC. Providing copy	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121378	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower. (7200)	Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower.				Reviewer Comment (XXXX-06-30): XXXXXXXX received valid COC document	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350121378	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower. (7506)	Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower.				Reviewer Comment (XXXX-06-30): XXXXXXXX received valid COC document Seller Comment (XXXX-06-29): (Rate Lock) Proof of fee and re-disclosed within 3 days	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350121380	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Note Addendum - Prepayment not provided		Note Addendum - Prepayment not provided in this loan file.				Reviewer Comment (XXXX-07-15): Note Addendum - Prepayment provided	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	Yes
XXXX	XXXX	XXXX	XXXX	4350121380	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 70.00000% exceeds Guideline loan to value percentage of 65.00000%.	LTV of 70% exceeds max of 65% for a cash out refinance on a rural property.	The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's Experience/Track Record Miscellaneous	Guidelines Representative FICO: 660 Representative FICO: 760 Borrower has real estate investment experience as seasoned investor with more than 2 prior investments displaying at least 0x30x12 pay history Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-0XXXX): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121380	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 70.00000% exceeds Guideline combined loan to value percentage of 65.00000%.	LTV of 70% exceeds max of 65% for a cash out refinance on a rural property.	The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's Experience/Track Record Miscellaneous	Guidelines Representative FICO: 660 Representative FICO: 760 Borrower has real estate investment experience as seasoned investor with more than 2 prior investments displaying at least 0x30x12 pay history Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-0XXXX): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121381	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.92 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	DSCR is less than the guideline minimum of 1.00.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reserves: 40.31 Guideline Requirement: 6.00	XXXX	Reviewer Comment (XXXX-06-01): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121382	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.86 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.86 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. Miscellaneous	Reserves: 40.43 Guideline Requirement: 6.00 Housing payment history is 0x30x12	XXXX	Reviewer Comment (XXXX-07-15): Lender Exception with Compensating Factors provided. Downgraded and Waived. Reviewer Comment (XXXX-06-01): Please provide an updated lender exception that reflects the calculated DSCR of 0.86.	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121383	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for subject being XXXX acres which exceeds the guideline max of 10.	Borrower has verified disposable income of at least XXXX0.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	DTI: 11.22787% Guideline Maximum DTI: 45.00000% Guidelines Representative FICO: 700 Representative FICO: 754	XXXX	Reviewer Comment (XXXX-06-24): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121383	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Approved Lender Exception - Less than 12 months of housing payments; current lease paid in full for the year.	Borrower has verified disposable income of at least XXXX0.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	DTI: 11.22787% Guideline Maximum DTI: 45.00000% Guidelines Representative FICO: 700 Representative FICO: 754	XXXX	Reviewer Comment (XXXX-06-24): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121384	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		An exception is required because not all parties listed on the personal bank statements are on the loan.	Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least XXXX0.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Disposable Income: XXXX Loan to Value: 47.28682% Guideline Maximum Loan to Value: 80.00000% DTI: 33.63827% Guideline Maximum DTI: 50.00000% Guidelines Representative FICO: 660 Representative FICO: 748	XXXX	Reviewer Comment (XXXX-06-11): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121384	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.	There is no mortgage payoff, form H-8 should have been used.				Reviewer Comment (XXXX-07-09): Provided the following: Letter of Explanation, Proof of Delivery, and Re-opened Rescission using the correct model form Seller Comment (XXXX-07-09): (Rate Lock) Please clear, as recission passed Reviewer Comment (XXXX-07-08): This will be cleared tomorrow morning. Reviewer Comment (XXXX-07-01): RTC expires 07.08XXXX Reviewer Comment (XXXX-07-01): Received Letter of Explanation, Proof of Delivery, and Re-opened Rescission using the correct model form.	XXXX	XXXX	XXXX	No	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350121384	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX XXXX Third Party Verification	Third-party verification dated within 120 days prior to the note date that the business is currently active was not in the file.				Reviewer Comment (XXXX-07-08): Search to match CPA letter provided. Reviewer Comment (XXXX-07-01): CPA letter references XXXX Corporation Commission website. Please provide the SOS search. Seller Comment (XXXX-06-28): (Rate Lock) Exception from XXXX granted, UW used invoices and CPA letter were used in underwriting to get comfortable with this income	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121384	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Third-party verification dated within 120 days prior to the note date that the business is currently active was not in the file.				Reviewer Comment (XXXX-07-08): Search to match CPA letter provided. Reviewer Comment (XXXX-07-01): CPA letter references XXXX Corporation Commission website. Please provide the SOS search. Seller Comment (XXXX-06-28): (Rate Lock) Exception from XXXX granted, UW used invoices and CPA letter were used in underwriting to get comfortable with this income	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121384	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Waterfall due to missing third-party verification dated within 120 days prior to the note date that the business is currently active.				Reviewer Comment (XXXX-07-08): Search to match CPA letter provided. Reviewer Comment (XXXX-07-01): CPA letter references XXXX Corporation Commission website. Please provide the SOS search. Seller Comment (XXXX-06-28): (Rate Lock) Exception from XXXX granted, UW used invoices and CPA letter were used in underwriting to get comfortable with this income	XXXX	XXXX	XXXX	No	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350121384	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General Ability to Repay Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	Waterfall due to missing third-party verification dated within 120 days prior to the note date that the business is currently active.				Reviewer Comment (XXXX-07-08): Search to match CPA letter provided. Reviewer Comment (XXXX-07-01): CPA letter references XXXX Corporation Commission website. Please provide the SOS search. Seller Comment (XXXX-06-28): (Rate Lock) Exception from XXXX granted, UW used invoices and CPA letter were used in underwriting to get comfortable with this income	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121384	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): Ability to Repay (Dodd-Frank 2014): There are one or more guideline deficiencies related to income and/or asset doc requirements which may impact the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Waterfall due to missing third-party verification dated within 120 days prior to the note date that the business is currently active.				Reviewer Comment (XXXX-07-08): Search to match CPA letter provided. Reviewer Comment (XXXX-07-01): CPA letter references XXXX Corporation Commission website. Please provide the SOS search. Seller Comment (XXXX-06-28): (Rate Lock) Exception from XXXX granted, UW used invoices and CPA letter were used in underwriting to get comfortable with this income	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121386	XXXX	XXXX	XXXX	XXXX	Credit	Title	Document Error	Title	The Commitment or Preliminary title policy is within XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	Title Evidence: Preliminary; XXXX					Reviewer Comment (XXXX-06-23): Client accepts EV2 Grade and elects to Waive. Seller Comment (XXXX-06-22): (Rate Lock) Lender accepts EV2 please waive	XXXX	XXXX	XXXX	No	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121386	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.86 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.80 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Reserves: 74.55 Guideline Requirement: 6.00 Guidelines Representative FICO: 660 Representative FICO: 780 Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-06-09): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121387	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Employer Identification Number (EIN) not provided						Reviewer Comment (XXXX-07-01): EIN provided	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121387	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.88 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	DSCR is less than the guideline minimum of 1.00.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Guidelines Representative FICO: 660 Representative FICO: 767 Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-06-04): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121387	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided		Certificate of Good Standing dated within 90 days prior to closing was not provided.				Reviewer Comment (XXXX-06-18): COGS provided Seller Comment (XXXX-06-16): (Rate Lock) COGs provided	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121388	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Note Addendum - Prepayment not provided		Note Addendum-Prepayment is missing.				Reviewer Comment (XXXX-07-09): Received Note addendum in trailing docs.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	Yes
XXXX	XXXX	XXXX	XXXX	4350121389	XXXX	XXXX	XXXX	XXXX	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of XXXX is less than the note amount of XXXX based on the Preliminary in file.	The Title Policy Amount of XXXX is less than the note amount of XXXX based on the Preliminary in file.				Reviewer Comment (XXXX-06-10): Client accepts EV2 Grade and elects to Waive. Seller Comment (XXXX-06-08): (Rate Lock) EV2 accept please waive	XXXX	XXXX	XXXX	No	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Rate/Term		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121390	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower. (8304)	Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit with no valid change of circumstances and no cure was provided to borrower.				Reviewer Comment (XXXX-05-27): XXXXXXXX received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.	XXXX	XXXX	XXXX	No	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350121392	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.99 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	DSCR is less than the guideline minimum of 1.00.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Guidelines Representative FICO: 660 Representative FICO: 752 Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-06-03): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121393	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. (7520)					Reviewer Comment (XXXX-06-20): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	No	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Purchase	Final CD evidences Cure	B	B	B	B	A	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350121393	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception to use a business savings account for qualifying.	Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Borrower has worked in the same position for more than 3 years. Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-06-22): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121394	XXXX	XXXX	XXXX	XXXX	Credit	Income	Income Error	Income	Income document is missing the document date and/or tax year.	Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Bank Statements / Start Date: XXXX // Document: Third Party Verification / Document Date: <empty> / Tax Year: <empty>	Business listing is missing its document date.				Reviewer Comment (XXXX-07-15): Document date provided	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350121394	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Business listing is missing its document date.				Reviewer Comment (XXXX-07-15): Document date provided	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350121395	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX, XXXX, XXXX Schedule E Only, Schedule E Only	The file is missing a copy of the Schedule E for property #XXXX.				Reviewer Comment (XXXX-06-30): Received schedule E in trailing docs. Seller Comment (XXXX-06-26): (Rate Lock) Tax returns uploaded	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121395	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX Schedule E Only, Schedule E Only	The file is missing a copy of the Schedule E for property #XXXX.				Reviewer Comment (XXXX-06-30): Received schedule E in trailing docs. Seller Comment (XXXX-06-26): (Rate Lock) Tax returns uploaded	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121395	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX Schedule E Only, Schedule E Only	The file is missing a copy of the Schedule E for property #XXXX				Reviewer Comment (XXXX-06-30): Received schedule E in trailing docs. Seller Comment (XXXX-06-26): (Rate Lock) Tax returns uploaded	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121395	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		The file was missing a copy of the Schedule E.				Reviewer Comment (XXXX-06-30): Received schedule E in trailing docs. Seller Comment (XXXX-06-26): (Rate Lock) Tax returns uploaded	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121395	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Waterfall due to missing income documents.				Reviewer Comment (XXXX-06-30): Received tax returns in trailing docs. Seller Comment (XXXX-06-26): (Rate Lock) Tax returns uploaded	XXXX	XXXX	XXXX	No	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350121395	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General Ability to Repay Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	Waterfall due to missing income documents.				Reviewer Comment (XXXX-06-30): Received tax returns in trailing docs. Seller Comment (XXXX-06-26): (Rate Lock) Tax returns uploaded	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121395	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): Ability to Repay (Dodd-Frank 2014): There are one or more guideline deficiencies related to income and/or asset doc requirements which may impact the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Waterfall due to missing income documents.				Reviewer Comment (XXXX-06-30): Received tax returns in trailing docs. Seller Comment (XXXX-06-26): (Rate Lock) Tax returns uploaded	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121396	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: 1007 Rent Comparison Schedule not provided	Reviewer Comment (XXXX-07-16): Rental income not being used. Updated 1003 provided.

Reviewer Comment (XXXX-07-16): Provide updated 1003 reflecting no rental income for the property.

Reviewer Comment (XXXX-07-16): Provide updated 1003 reflecting rental income will not be used for the property.

Reviewer Comment (XXXX-07-15): Rentometer does not meet Guidelines requirements of : Subject Purchase Transactions: Provide Comparable Rent Schedule (Form 1007 or 1025) and transferred lease from the seller (if applicable).

Seller Comment (XXXX-07-15): (Rate Lock) Income was not used from subject - please see 3rd party verification of rent
																				XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350121396	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		CPA letter in file states the two borrowers combined own 60% of the business, income was split 50/50 between the two borrowers. Verification of each borrower's ownership percentage required per guidelines for each borrower's individual ownership.				Reviewer Comment (XXXX-07-15): CPA letter states the clients own 60%.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350121396	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX XXXX, Borrower: XXXX XXXX XXXX CPA Letter CPA Letter	CPA letter in file states the two borrowers combined own 60% of the business, income was split 50/50 between the two borrowers. Verification of each borrower's ownership percentage required per guidelines for each borrower's individual ownership.				Reviewer Comment (XXXX-07-15): CPA letter states the clients own 60%.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350121397	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Spousal Consent Form not provided		Spousal Consent Form is missing in file.				Reviewer Comment (XXXX-06-19): Received XXXX attorney clarification disclosing spousal consent is not required. Seller Comment (XXXX-06-17): (Rate Lock) Please escalate this. We have provided commentary from our XXXX attorney previously that states the spouse is not required to sign anything. Reviewer Comment (XXXX-06-10): Borrower is married and lives in a community property state. Require spousal consent. Exception remains. Seller Comment (XXXX-06-08): (Rate Lock) This is a XXXX investment and spouse is not required to sign	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121397	XXXX	XXXX	XXXX	XXXX	Credit	Business Purpose	General	Business Purpose	Missing Document: Spousal Consent not provided.	Borrower: XXXX	Spousal Consent Form is missing in file.				Reviewer Comment (XXXX-06-19): Received XXXX attorney clarification disclosing spousal consent is not required. Seller Comment (XXXX-06-17): (Rate Lock) Please escalate this. We have provided commentary from our XXXX attorney previously that states the spouse is not required to sign anything. Reviewer Comment (XXXX-06-10): Borrower is married and lives in a community property state. Require spousal consent. Exception remains. Seller Comment (XXXX-06-08): (Rate Lock) This is a XXXX investment and spouse is not required to sign	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121397	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.95 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	DSCR is less than the guideline minimum of 1.00.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Guidelines Representative FICO: 680 Representative FICO: 746 Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-06-03): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121398	XXXX	XXXX	XXXX	XXXX	Credit	Title	Document Error	Title	The Commitment or Preliminary title policy is within XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	Title Evidence: Preliminary; XXXX					Reviewer Comment (XXXX-06-30): Client accepts EV2 Grade and elects to Waive. Seller Comment (XXXX-06-28): (Rate Lock) Lender accepts EV2	XXXX	XXXX	XXXX	No	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Rate/Term		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121402	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception requested for cash out transaction on subject property within the last 6 months	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. Miscellaneous	Reserves: 23.25 Guideline Requirement: 6.00 Loan to Value: 49.68944% Guideline Maximum Loan to Value: 75.00000% Housing payment history is 0x30x24 or better	XXXX	Reviewer Comment (XXXX-06-04): Housing payment history is 0x30x24 or better	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Rate/Term		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121403	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception to proceed with joint personal bank statements with non-borrowing spouse without adding spouse to the loan. Spouse does not have a Social Security Number and cannot be added to the loan.	Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Borrower has worked in the same position for more than 3 years. Guidelines Representative FICO: 740 Representative FICO: 798 Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-06-04): Lender Exception with Compensating Factors provided. Downgraded and Waived. Seller Comment (XXXX-06-02): (Rate Lock) Please downgrade and waive as exception was approved	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121404	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.95 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	DSCR is less than the guideline minimum of 1.00.	The representative FICO score exceeds the guideline minimum by at least 40 points. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Guidelines Representative FICO: 660 Representative FICO: 811 Loan to Value: 43.73178% Guideline Maximum Loan to Value: 75.00000%	XXXX	Reviewer Comment (XXXX-06-04): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121405	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Property with commercial zoning. All comps are close with commercial being on the same street, so presumably the same zoning.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. The qualifying DSCR on the loan is greater than the guideline minimum. Miscellaneous	The DSCR of 1.40 is greater than the minimum required DSCR of 1.00. Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-06-16): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121406	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Total cash-out discrepancy.	HUD-1 total cash-out of XXXX is greater than Guideline total cash-out of XXXX.	Cash-out exceeds guideline maximum of XXXX.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. Miscellaneous	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. DTI: 7.43596% Guideline Maximum DTI: 50.00000% Prior mortgage history 2005-2019 0x30	XXXX	Reviewer Comment (XXXX-06-17): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121406	XXXX	XXXX	XXXX	XXXX	Compliance	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Lender's Initial 1003						Reviewer Comment (XXXX-06-22): Initial 1003 provided Seller Comment (XXXX-06-18): Initial 1003	XXXX	XXXX	XXXX	No	1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121406	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		HOA verification missing for XXXX.				Reviewer Comment (XXXX-06-22): HOA provided. Seller Comment (XXXX-06-18): XXXX search shows HOA XXXX/month.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121406	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Waterfall due to missing HOA verification.				Reviewer Comment (XXXX-06-22): HOA provided. System cleared. Seller Comment (XXXX-06-18): XXXX search shows HOA XXXX/month.	XXXX	XXXX	XXXX	No	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350121406	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General Ability to Repay Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	Waterfall due to missing HOA verification.				Reviewer Comment (XXXX-06-22): HOA provided. System cleared. Seller Comment (XXXX-06-18): XXXX search shows HOA XXXX/month.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121406	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): Ability to Repay (Dodd-Frank 2014): There are one or more guideline deficiencies related to income and/or asset doc requirements which may impact the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Waterfall due to missing HOA verification.				Reviewer Comment (XXXX-06-22): HOA provided. System cleared. Seller Comment (XXXX-06-18): XXXX search shows HOA XXXX/month.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121408	XXXX	XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		1003s show use of XXXX accounts for assets. The statements were not provided in the file.				Reviewer Comment (XXXX-06-29): XXXX Bank statements provided	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121408	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 4.99 is less than Guideline PITIA months reserves of 6.00.	Calculated PITIA months reserves of 4.99 are less than Guideline PITIA months reserves of 6.00. 1003s show use of XXXX accounts for assets. The statements were not provided in the file.				Reviewer Comment (XXXX-06-29): XXXX Bank statements provided Seller Comment (XXXX-06-26): (Rate Lock) XXXX due at closing per CD. reserves are XXXX for a total of XXXX. we have more than enough. It looks like XXXX was indexed incorrectly so wasn't sent to you. We did have it in underwriting.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121408	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Waterfall due to reserve requirements not met. Additionally, the CPA letter in the file states single-member LLC; however, the name of the owner of the LLC is missing. Third-party verification that borrower was self-employed for at least 2 years was therefore not verified in file.	Reviewer Comment (XXXX-07-07): Articles of Formation provided showing members of the LLC. System cleared.

Seller Comment (XXXX-07-06): (Rate Lock) Formation provided showing borrowers are sole governing owners

Reviewer Comment (XXXX-06-30): Reserves requirements met. The file is missing TPV of owners of business entity. CPA letter states single-member LLC without stating the owner of the LLC. SOS documents in file do not show owners of the business entity, they list agents. Please provide TPV showing borrower/s ownership of business entity.

Seller Comment (XXXX-06-26): (Rate Lock) Please waive, the CPA references the XXXX state docs which show our borrowers.  They are both on the loan, it doesn't matter which one owns it.  It was also opened XXXX which was more than 2 years ago
																				XXXX	XXXX	XXXX	No	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350121408	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): Ability to Repay (Dodd-Frank 2014): There are one or more guideline deficiencies related to income and/or asset doc requirements which may impact the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Waterfall due to reserve requirements not met. Additionally, the CPA letter in the file states single-member LLC; however, the name of the owner of the LLC is missing.	Reviewer Comment (XXXX-07-07): Articles of Formation provided showing members of the LLC. System cleared.

Seller Comment (XXXX-07-06): (Rate Lock) Formation provided showing borrowers are sole governing owners

Reviewer Comment (XXXX-06-30): Reserves requirements met. The file is missing TPV of owners of business entity. CPA letter states single-member LLC without stating the owner of the LLC. SOS documents in file do not show owners of the business entity, they list agents. Please provide TPV showing borrower/s ownership of business entity.

Seller Comment (XXXX-06-26): (Rate Lock) Please waive, the CPA references the XXXX state docs which show our borrowers.  They are both on the loan, it doesn't matter which one owns it.  It was also opened XXXX which was more than 2 years ago
																				XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121408	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General Ability to Repay Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	Waterfall due to reserve requirements not met. Additionally, the CPA letter in the file states single-member LLC; however, the name of the owner of the LLC is missing.	Reviewer Comment (XXXX-07-07): Articles of Formation provided showing members of the LLC. System cleared.

Seller Comment (XXXX-07-06): (Rate Lock) Formation provided showing borrowers are sole governing owners

Reviewer Comment (XXXX-06-30): The file is missing TPV of owners of business entity. CPA letter states single-member LLC without stating the owner of the LLC. SOS documents in file do not show owners of the business entity, they list agents. Please provide TPV showing borrower/s ownership of business entity.

Seller Comment (XXXX-06-26): (Rate Lock) Please waive, the CPA references the XXXX state docs which show our borrowers.  They are both on the loan, it doesn't matter which one owns it.  It was also opened XXXX which was more than 2 years ago
																				XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121408	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.	The CPA letter in the file states single-member LLC; however, the name of the owner of the LLC is missing. Borrower not mentioned in the letter.	Reviewer Comment (XXXX-07-07): Articles of Formation provided showing members of the LLC.

Seller Comment (XXXX-07-06): (Rate Lock) Formation provided showing borrowers are sole governing owners

Reviewer Comment (XXXX-06-30): The file is missing TPV of owners of business entity. CPA letter states single-member LLC without stating the owner of the LLC. SOS documents in file do not show owners of the business entity, they list agents. Please provide TPV showing borrower/s ownership of business entity.

Seller Comment (XXXX-06-26): (Rate Lock) Please waive, the CPA references the XXXX state docs which show our borrowers.  They are both on the loan, it doesn't matter which one owns it.  It was also opened XXXX which was more than 2 years ago
																				XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121408	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX CPA Letter	CPA letter in file states single-member LLC, however, missing name of owner of the LLC. 1008 reflects both borrowers as owners which does not match a single-member LLC.	Reviewer Comment (XXXX-07-07): Articles of Formation provided showing members of the LLC.

Seller Comment (XXXX-07-06): (Rate Lock) Formation provided showing borrowers are sole governing owners

Reviewer Comment (XXXX-06-30): The file is missing TPV of owners of business entity. CPA letter states single-member LLC without stating the owner of the LLC. SOS documents in file do not show owners of the business entity, they list agents. Please provide TPV showing borrower/s ownership of business entity.

Seller Comment (XXXX-06-26): (Rate Lock) Please waive, the CPA references the XXXX state docs which show our borrowers.  They are both on the loan, it doesn't matter which one owns it.  It was also opened XXXX which was more than 2 years ago
																				XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121409	XXXX	XXXX	XXXX	XXXX	Credit	Title	Document Error	Title	The Commitment or Preliminary title policy is within XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	Title Evidence: Preliminary; XXXX					Reviewer Comment (XXXX-06-10): Client accepts EV2 Grade and elects to Waive. Seller Comment (XXXX-06-08): (Rate Lock) EV2 accept please waive	XXXX	XXXX	XXXX	No	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121409	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for both borrowers being non-permanent residents with C19 status.	The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Loan to Value: 54.76581% Guideline Maximum Loan to Value: 75.00000% Reserves: 285.16 Guideline Requirement: 6.00 Guidelines Representative FICO: 660 Representative FICO: 745	XXXX	Reviewer Comment (XXXX-06-05): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121409	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for borrower being a first time investor.	The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Loan to Value: 54.76581% Guideline Maximum Loan to Value: 75.00000% Reserves: 285.16 Guideline Requirement: 6.00 Guidelines Representative FICO: 660 Representative FICO: 745	XXXX	Reviewer Comment (XXXX-06-05): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121409	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.99 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.		The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Loan to Value: 54.76581% Guideline Maximum Loan to Value: 75.00000% Reserves: 285.16 Guideline Requirement: 6.00 Guidelines Representative FICO: 660 Representative FICO: 745	XXXX	Reviewer Comment (XXXX-06-05): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121410	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: HUD/CD (Asset) not provided		HUD/Closing Disclosure/Closing statement missing for pending sale property.				Reviewer Comment (XXXX-06-18): Received closing disclosure in trailing docs. Seller Comment (XXXX-06-18): (Rate Lock) Proceeds from pending sale of primary residence being utilized for reserves. Exception received to use commission as reserves as well. Reviewer Comment (XXXX-06-16): Received closing statement in trailing docs.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121410	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 3.70 is less than Guideline PITIA months reserves of 6.00.	Assets are insufficient to satisfy reserve requirement.				Reviewer Comment (XXXX-06-18): Received CD showing extra assets in trailing docs. Seller Comment (XXXX-06-18): (Rate Lock) Proceeds from pending sale of primary residence being utilized for reserves. Exception received to use commission as reserves as well.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121410	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Waterfall exception due to missing assets documents.				Reviewer Comment (XXXX-06-18): Received CD showing extra assets in trailing docs. Seller Comment (XXXX-06-18): (Rate Lock) Proceeds from pending sale of primary residence being utilized for reserves. Exception received to use commission as reserves as well.	XXXX	XXXX	XXXX	No	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350121410	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General Ability to Repay Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	Waterfall exception due to missing assets documents.				Reviewer Comment (XXXX-06-18): Received CD showing extra assets in trailing docs. Seller Comment (XXXX-06-18): (Rate Lock) Proceeds from pending sale of primary residence being utilized for reserves. Exception received to use commission as reserves as well.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121410	XXXX	XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		Assets in file are insufficient to satisfy reserve requirements.				Reviewer Comment (XXXX-06-18): Received CD showing extra assets in trailing docs. Seller Comment (XXXX-06-18): (Rate Lock) Proceeds from pending sale of primary residence being utilized for reserves. Exception received to use commission as reserves as well. Reviewer Comment (XXXX-06-16): Loan file is still missing sufficient assets for reserves. Guidelines require 6 months reserves, verified reserves are 3.70.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121410	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 49.88768% exceeds Guideline total debt ratio of 45.00000%.	DTI exceeds guideline max of 45%.	Borrower has verified disposable income of at least XXXX0.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Documentation Type: 12mo Bank Statement Disposable Income: XXXX Borrower's Own Funds Percent: 20.82% Borrower's Own Funds Amount: XXXX Guidelines Representative FICO: 700 Representative FICO: 789 Housing payment history is 0x30x24 or better	XXXX	Reviewer Comment (XXXX-05-18): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121410	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 49.88768% moderately exceeds the guideline maximum of 45.00%. (DTI Exception is eligible to be regraded with compensating factors.)	DTI exceeds guideline max of 45%.	Borrower has verified disposable income of at least XXXX0.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Documentation Type: 12mo Bank Statement Disposable Income: XXXX Borrower's Own Funds Percent: 20.82% Borrower's Own Funds Amount: XXXX Guidelines Representative FICO: 700 Representative FICO: 789 Housing payment history is 0x30x24 or better	XXXX	Reviewer Comment (XXXX-05-18): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121410	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Waterfall exception due to missing assets documents.				Reviewer Comment (XXXX-06-18): Received CD showing extra assets in trailing docs. Seller Comment (XXXX-06-18): (Rate Lock) Proceeds from pending sale of primary residence being utilized for reserves. Exception received to use commission as reserves as well. Reviewer Comment (XXXX-06-16): Loan file is still missing sufficient assets for reserves. Guidelines require 6 months reserves, verified reserves are 3.70.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121410	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception to use commission earnings from transaction to go towards minimum reserve requirement.	Borrower has verified disposable income of at least XXXX0.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Documentation Type: 12mo Bank Statement Disposable Income: XXXX Borrower's Own Funds Percent: 20.82% Borrower's Own Funds Amount: XXXX Guidelines Representative FICO: 700 Representative FICO: 789 Housing payment history is 0x30x24 or better	XXXX	Reviewer Comment (XXXX-05-18): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121413	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception to allow XXXX Fair Plan policy which caps coverage. Actual cash value is not acceptable; the property has to be insured on a replacement cost basis.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 95.49 Guideline Requirement: 12.00 Guidelines Representative FICO: 660 Representative FICO: 791	XXXX	Reviewer Comment (XXXX-06-24): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121414	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.79 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	DSCR is less than the guideline minimum of 1.00.	The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Loan to Value: 53.33333% Guideline Maximum Loan to Value: 75.00000% Reserves: 48.65 Guideline Requirement: 6.00 Guidelines Representative FICO: 660 Representative FICO: 799	XXXX	Reviewer Comment (XXXX-06-08): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121415	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.90 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.90 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00	The representative FICO score exceeds the guideline minimum by at least 40 points. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by XX points. Miscellaneous	FICO higher than 740, and at least 20 points higher than guideline minimum. Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-06-04): Lender Exception with Compensating Factors provided. Downgraded and Waived. Seller Comment (XXXX-06-02): (Rate Lock) Please waive/clear Reviewer Comment (XXXX-06-01): Lender Exception for DSCR not meeting requirements.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121416	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.82 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Provide Lender exception approval for DSCR calculation. Guidelines require DSCR to be 1, but the calculated DSCR is less than 1.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Cost (LTC) on the loan is less than the guideline maximum.	Reserves: 78.23 Guideline Requirement: 6.00 LTV is 70%, 5% less than minimum.	XXXX	Reviewer Comment (XXXX-06-11): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121417	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX Statement, Statement	Missing mortgage statement for primary home and investment home listed on 1003.				Reviewer Comment (XXXX-07-15): Mortgage statement provided	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350121417	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided		Corporate Resolution document for business entity was not provided.				Reviewer Comment (XXXX-07-15): All members are on the loan. Seller Comment (XXXX-07-14): (Rate Lock) Both owners signed closing docs - see CPA letter about ownership	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350121417	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided		Operating Agreement document for business entity not provided.				Reviewer Comment (XXXX-07-15): CPA letter provided showing ownership of business and all members are on the loan.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350121417	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided		Missing certificate of good standing for borrowing entity.				Reviewer Comment (XXXX-07-15): COGS provided.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350121417	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Missing REO documents for properties listed on 1003.				Reviewer Comment (XXXX-07-15): Mortgage statements provided	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350121417	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.						Reviewer Comment (XXXX-07-15): Mortgage statements provided	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350121417	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX Insurance Verification, Statement, Statement					Reviewer Comment (XXXX-07-15): Mortgage statement provided	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350121418	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Subject note being paid off is a line of credit and was due in full on XXXX. All mortgages must be current.	The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years.	Loan to Value: 55.55556% Guideline Maximum Loan to Value: 80.00000% Borrower has been employed in the same industry for more than 5 years. Loan to Value: 55.55556% Guideline Maximum Loan to Value: 80.00000%	XXXX	Reviewer Comment (XXXX-06-15): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121418	XXXX	XXXX	XXXX	XXXX	Credit	Loan Eligibility	Guideline Issue	Loan Eligibility	Housing history reflects lates that do not meet guidelines.	Credit Report: Original // Borrower: XXXX Housing history reflects a total of 2 reported late payments.	2x30x12 as of XXXX (noted on VOM).	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Borrower has been employed in the same industry for more than 5 years. Loan to Value: 55.55556% Guideline Maximum Loan to Value: 80.00000% Loan to Value: 55.55556% Guideline Maximum Loan to Value: 80.00000%	XXXX	Reviewer Comment (XXXX-06-22): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121418	XXXX	XXXX	XXXX	XXXX	Credit	Income	Income Error	Income	Income document is missing the document date and/or tax year.	Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Bank Statements / Start Date: XXXX // Document: CPA Letter / Document Date: <empty> / Tax Year: <empty>, Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Bank Statements / Start Date: XXXX // Document: CPA Letter / Document Date: <empty> / Tax Year: <empty>	Missing date on CPA letter. Verification from a third party needs to be dated within 120 calendar days of closing.	Reviewer Comment (XXXX-07-09): Received dated CPA letter to replace all other undated CPA letters in file. CPA letter PDF uploaded 07.09XXXX.

Reviewer Comment (XXXX-07-08): It reflects open and active, however we have no indication as to when this letter was received. Please indicate were you see the date?  The top portion only showed business name, address and phone, not date. Signature line was not dated and body of email does not state a date.

Seller Comment (XXXX-07-07): (Rate Lock) Please re-review, doc is dated XXXX...

Reviewer Comment (XXXX-07-07): The CPA letter we have on file from XXXX Service does not have a date on it. Exception remains.

Seller Comment (XXXX-07-06): (Rate Lock) CPA provided is dated XXXX and states 'it is in continual business' which confirms it is operating

Reviewer Comment (XXXX-07-01): The CPA letter provided is missing document date and does not state that the business is open and active. Unable to verify existence of business within 120 days prior to note date.

Seller Comment (XXXX-06-28): (Rate Lock) CPA letter added was in original file dated XXXX, 9 days prior to note
																				XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121418	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.	Missing date on CPA letter. Verification of employment from a third party needs to be dated within 120 calendar days of closing.	Reviewer Comment (XXXX-07-09): Received dated CPA letter to replace all other undated CPA letters in file. CPA letter PDF uploaded 07.09XXXX.

Reviewer Comment (XXXX-07-08): It reflects open and active, however we have no indication as to when this letter was received. Please indicate were you see the date?  The top portion only showed business name, address and phone, not date. Signature line was not dated and body of email does not state a date.

Seller Comment (XXXX-07-07): (Rate Lock) Please re-review, doc is dated XXXX...

Reviewer Comment (XXXX-07-07): The CPA letter we have on file from XXXX Service does not have a date on it. Exception remains.

Seller Comment (XXXX-07-06): (Rate Lock) CPA provided is dated XXXX and states 'it is in continual business' which confirms it is operating

Reviewer Comment (XXXX-07-01): The CPA letter provided is missing document date and does not state that the business is open and active. Unable to verify existence of business within 120 days prior to note date.

Seller Comment (XXXX-06-28): (Rate Lock) CPA letter added was in original file dated XXXX, 9 days prior to note
																				XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121418	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): Ability to Repay (Dodd-Frank 2014): There are one or more guideline deficiencies related to income and/or asset doc requirements which may impact the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Waterfall due to missing date on CPA letter. Missing verification of employment within 120 calendar days of the note date.	Reviewer Comment (XXXX-07-09): Received dated CPA letter to replace all other undated CPA letters in file. CPA letter PDF uploaded 07.09XXXX.

Reviewer Comment (XXXX-07-08): It reflects open and active, however we have no indication as to when this letter was received. Please indicate were you see the date?  The top portion only showed business name, address and phone, not date. Signature line was not dated and body of email does not state a date.

Seller Comment (XXXX-07-07): (Rate Lock) Please re-review, doc is dated XXXX...

Reviewer Comment (XXXX-07-07): The CPA letter we have on file from XXXX Service does not have a date on it. Exception remains.

Seller Comment (XXXX-07-06): (Rate Lock) CPA provided is dated XXXX and states 'it is in continual business' which confirms it is operating

Reviewer Comment (XXXX-07-01): The CPA letter provided is missing document date and does not state that the business is open and active. Unable to verify existence of business within 120 days prior to note date.

Seller Comment (XXXX-06-28): (Rate Lock) CPA letter added was in original file dated XXXX, 9 days prior to note
																				XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121418	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General Ability to Repay Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	Loan does not meet one or more guideline components, which could impact the borrower's ability to repay.	Reviewer Comment (XXXX-07-09): Received dated CPA letter to replace all other undated CPA letters in file. CPA letter PDF uploaded 07.09XXXX.

Reviewer Comment (XXXX-07-08): It reflects open and active, however we have no indication as to when this letter was received. Please indicate were you see the date?  The top portion only showed business name, address and phone, not date. Signature line was not dated and body of email does not state a date.

Seller Comment (XXXX-07-07): (Rate Lock) Please re-review, doc is dated XXXX...

Reviewer Comment (XXXX-07-07): The CPA letter we have on file from XXXX Service does not have a date on it. Exception remains.

Seller Comment (XXXX-07-06): (Rate Lock) CPA provided is dated XXXX and states 'it is in continual business' which confirms it is operating

Reviewer Comment (XXXX-07-01): The CPA letter provided is missing document date and does not state that the business is open and active. Unable to verify existence of business within 120 days prior to note date.

Seller Comment (XXXX-06-28): (Rate Lock) CPA letter added was in original file dated XXXX, 9 days prior to note
																				XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121418	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Waterfall due to missing date on CPA letter. Missing verification of employment within 120 calendar days of the note date.	Reviewer Comment (XXXX-07-09): Received dated CPA letter to replace all other undated CPA letters in file. CPA letter PDF uploaded 07.09XXXX.

Reviewer Comment (XXXX-07-08): It reflects open and active, however we have no indication as to when this letter was received. Please indicate were you see the date?  The top portion only showed business name, address and phone, not date. Signature line was not dated and body of email does not state a date.

Seller Comment (XXXX-07-07): (Rate Lock) Please re-review, doc is dated XXXX...

Reviewer Comment (XXXX-07-07): The CPA letter we have on file from XXXX Service does not have a date on it. Exception remains.

Seller Comment (XXXX-07-06): (Rate Lock) CPA provided is dated XXXX and states 'it is in continual business' which confirms it is operating

Reviewer Comment (XXXX-07-01): The CPA letter provided is missing document date and does not state that the business is open and active. Unable to verify existence of business within 120 days prior to note date.

Seller Comment (XXXX-06-28): (Rate Lock) CPA letter added was in original file dated XXXX, 9 days prior to note
																				XXXX	XXXX	XXXX	No	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350121419	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 75.00000% exceeds Guideline loan to value percentage of 70.00000%.	LTV does not meet guidelines.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Miscellaneous	Reserves: 50.05 Guideline Requirement: 6.00 Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-06-05): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121419	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 75.00000% exceeds Guideline combined loan to value percentage of 70.00000%.	CLTV does not meet guidelines.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Miscellaneous	Reserves: 50.05 Guideline Requirement: 6.00 Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-06-05): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121420	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.86 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Lender approved exception for DSCR less than 1.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 16.73 Guideline Requirement: 6.00 Guidelines Representative FICO: 680 Representative FICO: 758	XXXX	Reviewer Comment (XXXX-06-08): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121423	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Exception for using 1099 income to qualify, one of the 1099s is paid to the borrower's LLC.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least XXXX0.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

																The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 44.02 Guideline Requirement: 6.00 Loan to Value: 57.33333% Guideline Maximum Loan to Value: 80.00000% Guidelines Representative FICO: 660 Representative FICO: 746	XXXX	Reviewer Comment (XXXX-06-15): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350121423	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX XXXX Business Narrative	Business narrative is missing. XXXX Business narrative form (located on the XXXX broker portal) or equivalent is required for 1099 Contract Employee as per guideline.	Reviewer Comment (XXXX-07-07): Lender used XXXX guidelines which did not require a business narrative form for 1099. Approval was on 0XXXX and rate lock date was XXXX.

Seller Comment (XXXX-07-05): (Rate Lock) It was submitted prior to; regardless these are retroactive. Please downgrade and waive or clear as not an ATR issue

Reviewer Comment (XXXX-06-30): Loan closed XXXX.XXXX and XXXX.XXXX guidelines were used to review the loan.

Seller Comment (XXXX-06-28): (Rate Lock) Please reference guides at the time of UW; this was not needed then

Reviewer Comment (XXXX-06-23): The previous version of the guidelines also requires a Business narrative form on the nature of the business.

Seller Comment (XXXX-06-22): (Rate Lock)  This one was a 1099 loan submitted prior to all the guideline updates - we did not require the business narrative on 1099 loans at the time of submission. Those guides only required the biz narrative on bank statement or P&L loans.
																				XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350121423	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.	Business narrative is missing. XXXX Business narrative form (located on the XXXX broker portal) or equivalent is required for 1099 Contract Employee as per guideline.	Reviewer Comment (XXXX-07-07): Lender used XXXX guidelines which did not require a business narrative form for 1099. Approval was on 0XXXX and rate lock date was XXXX.

Seller Comment (XXXX-07-05): (Rate Lock) It was submitted prior to; regardless these are retroactive. Please downgrade and waive or clear as not an ATR issue

Reviewer Comment (XXXX-06-30): Loan closed XXXX.XXXX and XXXX.XXXX guidelines were used to review the loan.

Seller Comment (XXXX-06-28): (Rate Lock) Please reference guides at the time of UW; this was not needed then

Reviewer Comment (XXXX-06-23): The previous version of the guidelines also requires a Business narrative form on the nature of the business.

Seller Comment (XXXX-06-22): (Rate Lock)  This one was a 1099 loan submitted prior to all the guideline updates - we did not require the business narrative on 1099 loans at the time of submission. Those guides only required the biz narrative on bank statement or P&L loans.
																				XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350121423	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Exception for transferred appraisal is dated XXXX and thus is more than 6 months old. Recertification of value in file is dated XXXX.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least XXXX0.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

																The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 44.02 Guideline Requirement: 6.00 Loan to Value: 57.33333% Guideline Maximum Loan to Value: 80.00000% Guidelines Representative FICO: 660 Representative FICO: 746	XXXX	Reviewer Comment (XXXX-06-15): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350121426	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for a log cabin which is ineligible per guidelines.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Debt Service Coverage Ratio: 1.70 Guideline Requirement: 1.00 Loan to Value: 32.30769% Guideline Maximum Loan to Value: 65.00000%	XXXX	Reviewer Comment (XXXX-06-01): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121426	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for rural property exceeding 10 acres.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Debt Service Coverage Ratio: 1.70 Guideline Requirement: 1.00 Loan to Value: 32.30769% Guideline Maximum Loan to Value: 65.00000%	XXXX	Reviewer Comment (XXXX-06-01): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121426	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for property with agricultural zoning.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Debt Service Coverage Ratio: 1.70 Guideline Requirement: 1.00 Loan to Value: 32.30769% Guideline Maximum Loan to Value: 65.00000%	XXXX	Reviewer Comment (XXXX-06-01): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121427	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XXXX incorrectly disclosed whether the loan will have an escrow account. (Final/XXXX)	Initial Closing Disclosure sent on XXXX is missing.				Reviewer Comment (XXXX-07-14): XXXXXXXX Received Letter of Explanation & Corrected Closing Disclosure. Seller Comment (XXXX-07-14): (Rate Lock) ICD provided	XXXX	XXXX	XXXX	No	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350121427	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver Test	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Final Closing Disclosure did indicate the reason for not having an escrow account.				Reviewer Comment (XXXX-07-14): XXXXXXXX received XXXX CD received 3 business days prior to consummation.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term	No Defined Cure	C	B	A	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121427	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of XXXX exceeds tolerance of $-XXXX. Insufficient or no cure was provided to the borrower. (9300)	Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of XXXX exceeds tolerance of $-XXXX. Insufficient or no cure was provided to the borrower.				Reviewer Comment (XXXX-07-14): XXXXXXXX Received Valid COC dated 0XXXX and 0XXXX along with Initial CD. Seller Comment (XXXX-07-14): (Rate Lock) CIC provided	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350121427	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower. (7200)	Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of XXXX exceeds tolerance of $-XXXX. Insufficient or no cure was provided to the borrower.				Reviewer Comment (XXXX-07-14): XXXXXXXX Received Valid COC dated 0XXXX and 0XXXX along with Initial CD. Seller Comment (XXXX-07-14): (Rate Lock) CIC provided	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350121428	XXXX	XXXX	XXXX	XXXX	Credit	Income	Income Error	Income	Income document is missing the document date and/or tax year.	Borrower: XXXX // Employment Type: Employment / Income Type: Bank Statements / Start Date: XXXX // Document: Third Party Verification / Document Date: <empty> / Tax Year: <empty>	Business search reflecting business as active is not dated. Guidelines required third party verification of active self employment dated within 120 days prior to the Note date.				Reviewer Comment (XXXX-07-15): Document date provided. Seller Comment (XXXX-07-14): (Rate Lock) Doc is from XXXX please see attached screenshot to evidence this	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350121429	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Maximum Loan Amount discrepancy.	Note loan amount of XXXX is greater than Guideline maximum loan amount of XXXX.	Loan amount of XXXX exceeds guideline max of XXXX.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least XXXX0.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The refinance has decreased the borrower's monthly debt payments by 20% or more.

																The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been employed in the same industry for more than 5 years. Lender Exception with Compensating Factors provided. Downgraded and Waived. DTI: 1XXXX165% Guideline Maximum DTI: 50.00000% Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	Reviewer Comment (XXXX-06-29): Lender Exception with Compensating Factors provided. Downgraded and Waived. Reviewer Comment (XXXX-06-29): EXCEPTION HISTORY - Exception Explanation was updated on XXXX PRIOR Exception Explanation: Note loan amount of XXXX is greater than Guideline maximum loan amount of XXXX. Seller Comment (XXXX-06-26): See attached Credit exception for increased loan amount.	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350121429	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for borrower being a non permanent resident alien.	The qualifying DTI on the loan is at least 10% less than the guideline maximum. Borrower has verified disposable income of at least XXXX0.00. Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years.	DTI: 1XXXX165% Guideline Maximum DTI: 50.00000% Borrower has been employed in the same industry for more than 5 years. Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	Reviewer Comment (XXXX-06-25): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350121431	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 75.00000% exceeds Guideline loan to value percentage of 70.00000%.	Max LTV for a purchase transaction of a rural property is 70% LTV.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. Miscellaneous	Reserves: 32.01 Guideline Requirement: 6.00 Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-06-04): Lender Exception with Compensating Factors provided. Downgraded and Waived. Seller Comment (XXXX-06-02): (Rate Lock) Exceptions were already approved	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121431	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 75.00000% exceeds Guideline combined loan to value percentage of 70.00000%.	Max LTV for a purchase transaction of a rural property is 70% LTV.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. Miscellaneous	Reserves: 32.01 Guideline Requirement: 6.00 Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-06-04): Lender Exception with Compensating Factors provided. Downgraded and Waived. Seller Comment (XXXX-06-02): (Rate Lock) Exceptions were already approved	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121431	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved LTV of 75% with DSCR<1.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. Miscellaneous	Reserves: 32.01 Guideline Requirement: 6.00 Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-06-04): Lender Exception with Compensating Factors provided. Downgraded and Waived. Seller Comment (XXXX-06-02): (Rate Lock) Exceptions were already approved	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121432	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Exception request to close in a layered LLC, and the borrower is a 40% owner at the bottom of the layering.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Guidelines Representative FICO: 660 Representative FICO: 797	XXXX	Reviewer Comment (XXXX-06-11): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121433	XXXX	XXXX	XXXX	XXXX	Credit	Title	Document Error	Title	The Commitment or Preliminary title policy is within XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	Title Evidence: Preliminary; XXXX	Provide a copy of the final title policy or an addendum to the report verifying title insurance of at least the loan amount.				Reviewer Comment (XXXX-06-16): Client accepts EV2 Grade and elects to Waive. Seller Comment (XXXX-06-15): (Rate Lock) EV2 accept please waive	XXXX	XXXX	XXXX	No	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121433	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved to use 1 year income for borrower 3.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Reserves: 11.16 Guideline Requirement: 6.00 Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-06-15): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121434	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.88 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Lender exception reflects DSCR score below 1 is due to using rents from one of two ADUs. DSCR is 0.2 when using rents from only the main home. Guidelines limit ADUs to 1 while the subject has 2 ADUs and does not allow the use of rental income from ADUs	The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Miscellaneous	Loan to Value: 41.44464% Guideline Maximum Loan to Value: 75.00000% Reserves: 64.29 Guideline Requirement: 12.00 Housing payment history is 0x30x24 or better	XXXX	Reviewer Comment (XXXX-06-30): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121435	XXXX	XXXX	XXXX	XXXX	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of XXXX is less than the note amount of XXXX based on the Commitment in file.					Reviewer Comment (XXXX-06-02): Client accepts EV2 Grade and elects to Waive.	XXXX	XXXX	XXXX	No	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121436	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of XXXX exceeds tolerance of XXXX plus 10% or XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower. (0)	Recording fee of XXXX exceeds tolerance of XXXX plus 10% or XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower.				Reviewer Comment (XXXX-06-26): XXXXXXXX received Post CD and LOX along with Final SS.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350121436	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Third party verification that the business had been in existence for at least 2 years was not provided. CPA letter provided does not show that the business had been in existence for at least 2 years.				Reviewer Comment (XXXX-06-30): Received business verification in trailing docs. Seller Comment (XXXX-06-26): (Rate Lock) Doc provided shows business has been in existence XXXX	XXXX	XXXX	XXXX	No	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350121436	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): Ability to Repay (Dodd-Frank 2014): There are one or more guideline deficiencies related to income and/or asset doc requirements which may impact the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Third party verification that the business had been in existence for at least 2 years was not provided. CPA letter provided does not show that the business had been in existence for at least 2 years.				Reviewer Comment (XXXX-06-30): Received business verification in trailing docs. Seller Comment (XXXX-06-26): (Rate Lock) Doc provided shows business has been in existence XXXX	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121436	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General Ability to Repay Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	Third party verification that the business had been in existence for at least 2 years was not provided. CPA letter provided does not show that the business had been in existence for at least 2 years.				Reviewer Comment (XXXX-06-30): Received business verification in trailing docs. Seller Comment (XXXX-06-26): (Rate Lock) Doc provided shows business has been in existence XXXX	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121436	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Third party verification that the business had been in existence for at least 2 years was not provided. CPA letter provided does not show that the business had been in existence for at least 2 years.				Reviewer Comment (XXXX-06-30): Received business verification in trailing docs. Seller Comment (XXXX-06-26): (Rate Lock) Doc provided shows business has been in existence XXXX	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121436	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX XXXX Third Party Verification	Third party verification that the business had been in existence for at least 2 years was not provided. CPA letter provided does not show that the business had been in existence for at least 2 years.				Reviewer Comment (XXXX-06-30): Received business verification in trailing docs. Seller Comment (XXXX-06-26): (Rate Lock) Doc provided shows business has been in existence XXXX	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121437	XXXX	XXXX	XXXX	XXXX	Property	Property - Appraisal	Appraisal Reconciliation	Property - Appraisal	Appraisal is required to be in name of Lender	Valuation Type: Appraisal / Valuation Report Date: XXXX	The file is missing a copy of the appraisal transfer letter.				Reviewer Comment (XXXX-07-06): Client accepts EV2 Grade and elects to Waive. Seller Comment (XXXX-07-05): (Rate Lock) Lender accepts ev2	XXXX	XXXX	XXXX	No	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	A	A	A	B	B	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350121437	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX XXXX Insurance Verification	Insurance verification is missing for XXXX Ave.				Reviewer Comment (XXXX-07-15): Mortgage statement showing escrows provided. Seller Comment (XXXX-07-14): (Rate Lock) mortgage stmt with escrows provided Reviewer Comment (XXXX-07-09): Please provide evidence showing the Insurance was escrowed. Seller Comment (XXXX-07-09): (Rate Lock) The mtg is with XXXX and is escrowed	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	A	A	A	B	B	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350121437	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided		Provide evidence the Guarantor is able to bind the business without consent of the other owner. Corporate Resolution missing from the loan file. Operating Agreement says all decisions are made by a vote.				Reviewer Comment (XXXX-07-06): Corporate Resolution provided in file, Exception Cleared.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	A	A	A	B	B	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350121439	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The subject property is a Non-arms sale, as per the appraiser's comment "estate sale transaction". The borrower is the official executor of the last will and testament of the owner of the subject property. Letters Testamentary & Proceeding for the Disposition of Real Property was provided by the Surrogate's Court. The official owner on title is deceased.	The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Guidelines Representative FICO: 660 Representative FICO: 784 Reserves: 115XXXX Guideline Requirement: 6.00 Loan to Value: 52.52838% Guideline Maximum Loan to Value: 80.00000%	XXXX	Reviewer Comment (XXXX-06-25): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121441	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.96 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Provide Lender exception approval for DSCR calculation. Guidelines DSCR is 1, and the calculated DSCR is less than 1.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 26.80 Guideline Requirement: 6.00 Borrower's Own Funds Percent: 39.37% Borrower's Own Funds Amount: XXXX Guidelines Representative FICO: 660 Representative FICO: 799	XXXX	Reviewer Comment (XXXX-06-05): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121441	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 75.00000% exceeds Guideline loan to value percentage of 70.00000%.	Max LTV for short-term rentals without 1 year experience is 70%.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 26.80 Guideline Requirement: 6.00 Borrower's Own Funds Percent: 39.37% Borrower's Own Funds Amount: XXXX Guidelines Representative FICO: 660 Representative FICO: 799	XXXX	Reviewer Comment (XXXX-06-05): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121441	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 75.00000% exceeds Guideline combined loan to value percentage of 70.00000%.	Max LTV for short-term rentals without 1 year experience is 70%.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 26.80 Guideline Requirement: 6.00 Borrower's Own Funds Percent: 39.37% Borrower's Own Funds Amount: XXXX Guidelines Representative FICO: 660 Representative FICO: 799	XXXX	Reviewer Comment (XXXX-06-05): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121442	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.89 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	DSCR is less than the guideline minimum of 1.00.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Loan to Value: 55.81395% Guideline Maximum Loan to Value: 75.00000% Guidelines Representative FICO: 660 Representative FICO: 770 Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-06-09): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121442	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception requested for property previously used as short term rental and is switching to a long-term rental.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Loan to Value: 55.81395% Guideline Maximum Loan to Value: 75.00000% Guidelines Representative FICO: 660 Representative FICO: 770 Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-06-09): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121443	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX NE Insurance Verification	Hazard Insurance document missing in loan file.				Reviewer Comment (XXXX-06-19): Property is Land only. Seller Comment (XXXX-06-17): (Rate Lock) Lando only, no HOI	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121443	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower. (7506)	Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower.				Reviewer Comment (XXXX-06-19): XXXXXXXX received Letter of Explanation, Payment history and Corrected CD.	XXXX	XXXX	XXXX	No	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350121443	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Waterfall due to missing insurance verification of REO property.				Reviewer Comment (XXXX-06-19): Property is Land only. Seller Comment (XXXX-06-17): (Rate Lock) Lando only, no HOI	XXXX	XXXX	XXXX	No	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350121443	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): Ability to Repay (Dodd-Frank 2014): There are one or more guideline deficiencies related to income and/or asset doc requirements which may impact the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Waterfall due to missing insurance verification of REO property.				Reviewer Comment (XXXX-06-19): Property is Land only. Seller Comment (XXXX-06-17): (Rate Lock) Lando only, no HOI	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121443	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 90.00000% exceeds Guideline loan to value percentage of 80.00000%.	Maximum LTV for rent-free borrowers is 80%.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been employed in the same industry for more than 5 years. Disposable Income: XXXX Borrower has worked in the same position for more than 3 years. Guidelines Representative FICO: 660 Representative FICO: 757	XXXX	Reviewer Comment (XXXX-06-08): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121443	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 90.00000% exceeds Guideline combined loan to value percentage of 80.00000%.	Maximum LTV for rent-free borrowers is 80%.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been employed in the same industry for more than 5 years. Disposable Income: XXXX Borrower has worked in the same position for more than 3 years. Guidelines Representative FICO: 660 Representative FICO: 757	XXXX	Reviewer Comment (XXXX-06-08): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121443	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Missing insurance verification of REO property.				Reviewer Comment (XXXX-06-19): Property is Land only. Seller Comment (XXXX-06-17): (Rate Lock) Lando only, no HOI	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121443	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General Ability to Repay Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	Missing insurance verification of REO listed on 1003.				Reviewer Comment (XXXX-06-19): Property is Land only. Seller Comment (XXXX-06-17): (Rate Lock) Lando only, no HOI	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121446	XXXX	XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		The cash flow analysis in the file is not dated and does not contain the account numbers used to determine the cash flow.				Reviewer Comment (XXXX-06-30): CFA provided	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Second Home	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121446	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Waterfall due to missing income and asset documents.				Reviewer Comment (XXXX-06-30): CFA & K-1 provided. System cleared.	XXXX	XXXX	XXXX	No	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Second Home	Purchase	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350121446	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General Ability to Repay Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	Waterfall due to missing income and asset documents.				Reviewer Comment (XXXX-06-30): CFA & K-1 provided. System cleared.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Second Home	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121446	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): Ability to Repay (Dodd-Frank 2014): There are one or more guideline deficiencies related to income and/or asset doc requirements which may impact the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Waterfall due to missing income and asset documents.				Reviewer Comment (XXXX-06-30): CFA & K-1 provided. System cleared.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Second Home	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121446	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Loan file is missing verification of borrower's business ownership percentage.				Reviewer Comment (XXXX-06-30): K-1 provided	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Second Home	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121446	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXXXXXXXXXX Operating agreement	Loan file is missing an operating agreement to verify of borrower's business ownership percentage.				Reviewer Comment (XXXX-06-30): K-1 provided	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Second Home	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121449	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	Third-party verification dated within 120 days prior to note date that business is currently active was not in file. UPDATED XXXX **************Loan file missing evidence the borrower has been self employed for 2 years. Third-party verification dated within 120 days prior to note date that business is currently active was not in file. Operating Agreement in file does not list the borrower(s) as owners.				Reviewer Comment (XXXX-07-02): TPV provided. System cleared. Seller Comment (XXXX-07-01): (Rate Lock) Pre-close LOE provided Reviewer Comment (XXXX-06-30): Third-party verification provided is dated post-close. Please provided a pre-close dated document. Per ATR rule, employment verification has to be done prior to closing. Seller Comment (XXXX-06-26): (Rate Lock) Borrower is AKAXXXXXXXX, therefore owns 65%. SOS shows 2+ years	XXXX	XXXX	XXXX	No	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350121449	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Employment - Bank Statements	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current employment status using reasonably reliable third-party records. (XXXX,XXXX XXXX LLC/Bank Statements)	Third-party verification dated within 120 days prior to note date that business is currently active was not in file. UPDATED XXXX **************Loan file missing evidence the borrower has been self employed for 2 years. Third-party verification dated within 120 days prior to note date that business is currently active was not in file. Operating Agreement in file does not list the borrower(s) as owners.				Reviewer Comment (XXXX-07-02): TPV provided. System cleared. Seller Comment (XXXX-07-01): (Rate Lock) Pre-close LOE provided Reviewer Comment (XXXX-06-30): Third-party verification provided is dated post-close. Please provided a pre-close dated document. Per ATR rule, employment verification has to be done prior to closing. Seller Comment (XXXX-06-26): (Rate Lock) Borrower is AKAXXXXXXXX, therefore owns 65%. SOS shows 2+ years	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121449	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	Third-party verification dated within 120 days prior to note date that business is currently active was not in file.				Reviewer Comment (XXXX-07-02): TPV provided. System cleared.	XXXX	XXXX	XXXX	No	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121449	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): Ability to Repay (Dodd-Frank 2014): There are one or more guideline deficiencies related to income and/or asset doc requirements which may impact the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Third-party verification dated within 120 days prior to note date that business is currently active was not in file.				Reviewer Comment (XXXX-07-02): TPV provided. System cleared. Seller Comment (XXXX-07-01): (Rate Lock) Pre-close LOE provided Reviewer Comment (XXXX-06-30): Third-party verification provided is dated post-close. Please provided a pre-close dated document. Per ATR rule, employment verification has to be done prior to closing. Seller Comment (XXXX-06-26): (Rate Lock) Borrower is AKAXXXXXXXX, therefore owns 65%. SOS shows 2+ years	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121449	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Third-party verification dated within 120 days prior to note date that business is currently active was not in file. UPDATED XXXX **************Third-party verification dated within 120 days prior to note date that business is currently active was not in file. Operating Agreement in file does not list the borrower(s) as owners.				Reviewer Comment (XXXX-07-02): TPV provided Seller Comment (XXXX-07-01): (Rate Lock) Pre-close LOE provided Reviewer Comment (XXXX-06-30): Third-party verification provided is dated post-close. Please provided a pre-close dated document. Per ATR rule, employment verification has to be done prior to closing. Seller Comment (XXXX-06-26): (Rate Lock) Borrower is AKAXXXXXXXX, therefore owns 65%. SOS shows 2+ years	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121449	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General Ability to Repay Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	Third-party verification dated within 120 days prior to note date that business is currently active was not in file. UPDATED XXXX **************Third-party verification dated within 120 days prior to note date that business is currently active was not in file. Operating Agreement in file does not list the borrower(s) as owners.				Reviewer Comment (XXXX-07-02): TPV provided. Name on OA verified as same name with other documents in file. System cleared. Seller Comment (XXXX-07-01): (Rate Lock) Pre-close LOE provided Reviewer Comment (XXXX-06-30): Third-party verification provided is dated post-close. Please provided a pre-close dated document. Per ATR rule, employment verification has to be done prior to closing. Seller Comment (XXXX-06-26): (Rate Lock) Borrower is AKAXXXXXXXX, therefore owns 65%. SOS shows 2+ years	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121449	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX, XXXX Third Party Verification	Third-party verification dated within 120 days prior to note date that business is currently active was not in file. UPDATED XXXX **************Loan file missing evidence the borrower has been self employed for 2 years. Third-party verification dated within 120 days prior to note date that business is currently active was not in file. Operating Agreement in file does not list the borrower(s) as owners.				Reviewer Comment (XXXX-07-02): TPV provided Seller Comment (XXXX-07-01): (Rate Lock) Pre-close LOE provided Reviewer Comment (XXXX-06-30): Third-party verification provided is dated post-close. Please provided a pre-close dated document. Per ATR rule, employment verification has to be done prior to closing. Seller Comment (XXXX-06-26): (Rate Lock) Borrower is AKAXXXXXXXX, therefore owns 65%. SOS shows 2+ years	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121452	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for 1 unit under the guideline minimum of 500 sq ft.	The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Guidelines Representative FICO: 660 Representative FICO: 709 Reserves: 65.20 Guideline Requirement: 6.00	XXXX	Reviewer Comment (XXXX-06-17): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121454	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete Note	Missing Document: Note - Subject Lien not provided		Page number 2 of 3 of the Note document is missing in the file.				Reviewer Comment (XXXX-06-18): Received Note document in trailing docs.	XXXX	XXXX	XXXX	No	1	D	A	D	A	D	A	D	A	D	A	XXXX	XXXX	Investment	Purchase		D	A	D	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121454	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Insured name on the hazard insurance policy does not match the vested name.				Reviewer Comment (XXXX-06-18): Borrower is the insured, other person is NBS. Seller Comment (XXXX-06-16): (Rate Lock) Insured is the borrower, other person is NBS	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		D	A	D	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121455	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver Test	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Per Disclosure Tracking Summary, there was a Closing Disclosure issued XXXX and received XXXX. This was not provided in the file.				Reviewer Comment (XXXX-06-25): XXXXXXXX received ICD. Seller Comment (XXXX-06-24): (Rate Lock) CD provided	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	B	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121455	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		All parties on the bank statements are not on the loan.	Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least XXXX0.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Loan to Value: 70.00000% Guideline Maximum Loan to Value: 80.00000% Guidelines Representative FICO: 660 Representative FICO: 750 Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-06-22): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	B	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121456	XXXX	XXXX	XXXX	XXXX	Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy Effective Date is after closing.	Hazard Insurance Policy Effective Date XXXX, Disbursement Date: XXXX					Reviewer Comment (XXXX-06-22): Received hazard insurance in trailing docs. Seller Comment (XXXX-06-22): (Rate Lock) HOI provided	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121457	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.73 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Lender approved exception for use of seller provided bank statements that validate rental income receipt for the last 3 months at XXXX versus market rents of XXXX.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Reserves: 115.86 Guideline Requirement: 6.00 Guidelines Representative FICO: 660 Representative FICO: 780 Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-06-12): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121459	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Insurance	Missing Document: Flood Certificate not provided						Reviewer Comment (XXXX-06-22): Flood cert provided. Seller Comment (XXXX-06-18): (Rate Lock) flood cert provided	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121459	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Waterfall due to missing verification that the borrower's business is currently active.	Reviewer Comment (XXXX-06-30): Loan is Non-QM.

Reviewer Comment (XXXX-06-30): Lender has requested an ATR downgrade/waive for ATR exceptions on this file, due to Loan file missing a third-party verification to verify the existence of the business 120 days prior to Note date. SOS doc #0413 provided but dated post close.
Lender provided an approved exception Doc ID#0427 which reflects what they relied on pre-consummation in closing the loan.  Below shows what was used as Alt docs, with doc IDs
1. (D0227) -Bank statements confirming recent business transactions (XXXX) with statement end date of XXXX which is less than 120 days prior to the Note date of XXXX
2. (D0398) CPA letter confirming business ownership and its existence.
																				XXXX	XXXX	XXXX	No	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350121459	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): Ability to Repay (Dodd-Frank 2014): There are one or more guideline deficiencies related to income and/or asset doc requirements which may impact the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	File is missing verification that the borrower's business is currently active.	Reviewer Comment (XXXX-07-01): Client accepts EV2 Grade and elects to Waive.

Seller Comment (XXXX-07-01): (Rate Lock) EV2 accept please waive

Reviewer Comment (XXXX-06-30): Regraded to EV2-B with comp factors.

Reviewer Comment (XXXX-06-30): Lender has requested an ATR downgrade/waive for ATR exceptions on this file, due to Loan file missing a third-party verification to verify the existence of the business 120 days prior to Note date. SOS doc #0413 provided but dated post close.
Lender provided an approved exception Doc ID#0427 which reflects what they relied on pre-consummation in closing the loan.  Below shows what was used as Alt docs, with doc IDs
1. (D0227) -Bank statements confirming recent business transactions (XXXX) with statement end date of XXXX which is less than 120 days prior to the Note date of XXXX
2. (D0398) CPA letter confirming business ownership and its existence.
																				XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121459	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General Ability to Repay Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	Waterfall due to missing verification that the borrower's business is currently active.	Reviewer Comment (XXXX-07-01): Client accepts EV2 Grade and elects to Waive.

Seller Comment (XXXX-07-01): (Rate Lock) EV2 accept please waive

Reviewer Comment (XXXX-06-30): Regraded to EV2-B with comp factors.

Reviewer Comment (XXXX-06-30): Lender has requested an ATR downgrade/waive for ATR exceptions on this file, due to Loan file missing a third-party verification to verify the existence of the business 120 days prior to Note date. SOS doc #0413 provided but dated post close.
Lender provided an approved exception Doc ID#0427 which reflects what they relied on pre-consummation in closing the loan.  Below shows what was used as Alt docs, with doc IDs
1. (D0227) -Bank statements confirming recent business transactions (XXXX) with statement end date of XXXX which is less than 120 days prior to the Note date of XXXX
2. (D0398) CPA letter confirming business ownership and its existence.
																				XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121459	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.	File is missing verification that the borrower's business is currently active.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least XXXX0.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been employed in the same industry for more than 5 years. Disposable Income: XXXX Borrower has worked in the same position for more than 3 years. Loan to Value: 64.71698% Guideline Maximum Loan to Value: 80.00000% DTI: 21.42635% Guideline Maximum DTI: 50.00000% Guidelines Representative FICO: 660 Representative FICO: 754	XXXX	Reviewer Comment (XXXX-06-30): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121459	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXXs Dr, XXXX XXXXs, CO HOA Verification	File is missing HOA verification for borrower's 2nd home.				Reviewer Comment (XXXX-06-30): HOA verification provided.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121459	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX XXXX Third Party Verification	File is missing verification that the borrower's business is currently active.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least XXXX0.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been employed in the same industry for more than 5 years. Disposable Income: XXXX Borrower has worked in the same position for more than 3 years. Loan to Value: 64.71698% Guideline Maximum Loan to Value: 80.00000% DTI: 21.42635% Guideline Maximum DTI: 50.00000% Guidelines Representative FICO: 660 Representative FICO: 754	XXXX	Reviewer Comment (XXXX-06-30): Lender Exception with Compensating Factors provided. Downgraded and Waived. Reviewer Comment (XXXX-06-22): SOS document provided is dated post-closing. Seller Comment (XXXX-06-18): (Rate Lock) CPA letter confirming ownership structure change on XXXX, uploaded additional verification business is still active today	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121461	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception is approved for: Borrower has XXXX in the most recent 12mo period, while the guideline maximum is 5.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been employed in the same industry for more than 5 years. Documentation Type: 12mo Bank Statement Disposable Income: XXXX Borrower has worked in the same position for more than 3 years. Reserves: 20.99 Guideline Requirement: 6.00 Guidelines Representative FICO: 660 Representative FICO: 779	XXXX	Reviewer Comment (XXXX-06-24): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350121462	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided		Please provide Corporate Resolution reflecting borrower has authority to bind the company on all owner's behalf.				Reviewer Comment (XXXX-07-09): OA shows manager can bind company. Seller Comment (XXXX-07-08): (Rate Lock) Article IV states "the manager shall have full, complete and exclusive authority, power and discretion to manage and control the business, property and affairs of the Company to make all decisions regarding those matters and to perform any and all other acts or activities" Reviewer Comment (XXXX-07-07): Article IV refers to appointment of the manager to be agreed upon by a majority of the members. The agreement appointing guarantor as manager was not provided in file.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121463	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. (7520)					Reviewer Comment (XXXX-06-17): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	No	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350121464	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for subject transaction being a non arms length transaction.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Guidelines Representative FICO: 660 Representative FICO: 790 Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-06-24): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121465	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for ADU being XXXX sq ft larger than the main home.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Loan to Value: 38.53061% Guideline Maximum Loan to Value: 80.00000% Guidelines Representative FICO: 660 Representative FICO: 795	XXXX	Reviewer Comment (XXXX-06-17): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Rate/Term		B	B	B	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350121468	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for subject property GLA of XXXX sf, which is ineligible as per guidelines.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Guidelines Representative FICO: 680 Representative FICO: 797 Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-06-17): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121468	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Condo's reserves are being funded through a special assessment instead of being funded through regular dues as part of the operating budget. The HOA is collecting XXXX for the special assessment, which is 12.6% of annual dues income.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Guidelines Representative FICO: 680 Representative FICO: 797 Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-06-17): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121469	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. (7507)					Reviewer Comment (XXXX-06-30): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	No	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350121470	XXXX	XXXX	XXXX	XXXX	Compliance	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Lender's Initial 1003		Initial 1003 document is missing from file.				Reviewer Comment (XXXX-06-15): Client accepts EV2 Grade and elects to Waive. Seller Comment (XXXX-06-11): Please waive to EV 2	XXXX	XXXX	XXXX	No	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121471	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Property is a log home.	The representative FICO score exceeds the guideline minimum by at least 40 points. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Guidelines Representative FICO: 660 Representative FICO: 752 Debt Service Coverage Ratio: 2.05 Guideline Requirement: 0.75 Seasoned Borrower/Investor whose experience exceeds 10 completed projects. Loan to Value: 51.33333% Guideline Maximum Loan to Value: 75.00000%	XXXX	Reviewer Comment (XXXX-07-06): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121472	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Per the appraisal, the subject is located on a private road where there is no private road maintenance agreement. The homeowners decided amongst themselves to put in a gate at the front entrance of their community and at the exit of their community. This is not in a PUD, and there is no private road agreement.	Borrower has verified disposable income of at least XXXX0.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 35.59 Guideline Requirement: 6.00 Guidelines Representative FICO: 660 Representative FICO: 755	XXXX	Reviewer Comment (XXXX-07-07): Lender Exception with Compensating Factors provided. Downgraded and Waived. Seller Comment (XXXX-07-06): (Rate Lock) Exception was approved for this	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121473	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX XXXX Third Party Verification	Loan file is missing a third-party verification to show the business was open and active within 120 days of the Note date.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least XXXX0.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors provided.	XXXX	Reviewer Comment (XXXX-07-07): Approved Lender Exception with Compensating Factors provided. Downgraded and Waived. Reviewer Comment (XXXX-06-26): Sent to Compliance Seller Comment (XXXX-06-25): (Rate Lock) exception uploaded Reviewer Comment (XXXX-06-22): Please upload the lender exception form to the file. Seller Comment (XXXX-06-18): (Rate Lock) Submitted exception to use CPA letter and bank statement for VOB	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121473	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.	Loan file is missing a third-party verification to show the business was open and active within 120 days of the Note date.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least XXXX0.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors provided.	XXXX	Reviewer Comment (XXXX-07-07): Approved Lender Exception with Compensating Factors provided. Downgraded and Waived. Reviewer Comment (XXXX-06-26): Sent to Compliance Seller Comment (XXXX-06-25): (Rate Lock) exception uploaded Reviewer Comment (XXXX-06-22): Please upload the lender exception form to the file. Seller Comment (XXXX-06-18): (Rate Lock) Submitted exception to use CPA letter and bank statement for VOB	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121473	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Waterfall due to missing income documents.				Reviewer Comment (XXXX-07-07): Loan is Non-QM. Reviewer Comment (XXXX-06-26): Sent to Compliance Seller Comment (XXXX-06-25): (Rate Lock) exception uploaded Reviewer Comment (XXXX-06-22): Please upload the lender exception form to the file. Seller Comment (XXXX-06-18): (Rate Lock) Submitted exception to use CPA letter and bank statement for VOB	XXXX	XXXX	XXXX	No	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350121473	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General Ability to Repay Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	Waterfall due to missing income documents.				Reviewer Comment (XXXX-07-07): Lender Exception with Compensating Factors provided. Downgraded and Waived. Reviewer Comment (XXXX-07-07): Regraded to EV2-B based on comp factors. Reviewer Comment (XXXX-06-26): Sent to Compliance Seller Comment (XXXX-06-25): (Rate Lock) exception uploaded Reviewer Comment (XXXX-06-22): Please upload the lender exception form to the file. Seller Comment (XXXX-06-18): (Rate Lock) Submitted exception to use CPA letter and bank statement for VOB	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121473	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): Ability to Repay (Dodd-Frank 2014): There are one or more guideline deficiencies related to income and/or asset doc requirements which may impact the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Waterfall due to missing income documents.				Reviewer Comment (XXXX-07-07): Lender Exception with Compensating Factors provided. Downgraded and Waived. Reviewer Comment (XXXX-07-07): Regraded to EV2-B based on comp factors. Reviewer Comment (XXXX-06-26): Sent to Compliance Seller Comment (XXXX-06-25): (Rate Lock) exception uploaded Reviewer Comment (XXXX-06-22): Please upload the lender exception form to the file. Seller Comment (XXXX-06-18): (Rate Lock) Submitted exception to use CPA letter and bank statement for VOB	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121474	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception to use a higher lease amount to qualify for DSCR without full evidence of receipt. Lease payment is XXXX/month. Borrower receives XXXX/month via wire transfer and states the remainder is paid with cash. The 1007 Rent schedule supports XXXX/month rent.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reserves: 12.23 Guideline Requirement: 6.00	XXXX	Reviewer Comment (XXXX-07-06): Lender Exception with Compensating Factors provided. Downgraded and Waived. Seller Comment (XXXX-07-02): (Rate Lock) see updated approved exception, reserves and the fact that income is actually higher than market rent are both ccompensating factors Reviewer Comment (XXXX-06-01): Additional compensating factors required.	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121474	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.94 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.94 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.				Reviewer Comment (XXXX-07-06): Received lender exception to use higher rent. Seller Comment (XXXX-07-02): (Rate Lock) see updated approved exception, reserves and the fact that income is actually higher than market rent are both ccompensating factors Reviewer Comment (XXXX-06-04): No compelling comp factors were provided. Reserves provided as a comp factor are 12.23 months and required is 6 months. Please provide additional comp factors. Seller Comment (XXXX-06-02): (Rate Lock) Exception was approved for higher lease amount so DSCR is > 1. Please clear	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121475	XXXX	XXXX	XXXX	XXXX	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of XXXX is less than the note amount of XXXX based on the Commitment in file.	The Title Policy Amount of XXXX is less than the note amount of XXXX based on the Commitment in file.				Reviewer Comment (XXXX-06-16): Client accepts EV2 Grade and elects to Waive. Seller Comment (XXXX-06-15): (Rate Lock) EV2 accept please waive	XXXX	XXXX	XXXX	No	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121477	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Lender exception is provided for Asset depletion from a trust account, there is an additional trustee that is not on the loan.	Borrower has verified disposable income of at least XXXX0.00.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																The representative FICO score exceeds the guideline minimum by at least 40 points.	Documentation Type: Asset Depletion Disposable Income: XXXX Reserves: 641.15 Guideline Requirement: 6.00 Loan to Value: 53.95683% Guideline Maximum Loan to Value: 80.00000% DTI: 35.31818% Guideline Maximum DTI: 50.00000% Guidelines Representative FICO: 660 Representative FICO: 741	XXXX	Reviewer Comment (XXXX-07-15): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121478	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-XXXX exceeds tolerance of $-v. Insufficient or no cure was provided to the borrower. (9300)	Loan estimate shows lender credit of $-XXXX and final closing disclosure shows $-XXXX without a valid change of circumstance. Insufficient or no cure was provided to the borrower.				Reviewer Comment (XXXX-07-16): XXXXXXXX received valid COC document Seller Comment (XXXX-07-15): (Rate Lock) DTI increased to 51.98%	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350121479	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Federal HPML	TIL Higher Priced Mortgage Loan Safe Harbor Test	TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied.	Lender named on Appraisal differs from Lender on Note.				Reviewer Comment (XXXX-06-29): Client accepts EV2 Grade and elects to Waive. Seller Comment (XXXX-06-25): (Rate Lock) lender accepts EV2	XXXX	XXXX	XXXX	No	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121479	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 90.00000% exceeds Guideline loan to value percentage of 80.00000%.	LTV of 90% exceeds guideline max of 80% for a non arms length transaction and a borrower with unverifiable housing history.	Borrower has verified disposable income of at least XXXX0.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	DTI: 30.91232% Guideline Maximum DTI: 43.00000%	XXXX	Reviewer Comment (XXXX-06-09): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121479	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 90.00000% exceeds Guideline combined loan to value percentage of 80.00000%.	LTV of 90% exceeds guideline max of 80% for a non arms length transaction and a borrower with unverifiable housing history.	Borrower has verified disposable income of at least XXXX0.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	DTI: 30.91232% Guideline Maximum DTI: 43.00000%	XXXX	Reviewer Comment (XXXX-06-09): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121479	XXXX	XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Missing Document: Gift Letter not provided	Gift letter was not provided in file. Please provide a gift letter from donor meeting the same criteria for gift funds.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. Miscellaneous	DTI: 30.91232% Guideline Maximum DTI: 43.00000% Borrower has real estate investment experience as seasoned investor with more than 2 prior investments displaying at least 0x30x12 pay history	XXXX	Reviewer Comment (XXXX-07-14): Lender Exception with Compensating Factors provided. Downgraded and Waived.

Seller Comment (XXXX-07-13): (Rate Lock) Lender exception confirms what was used instead of gift letter. Please clear

Reviewer Comment (XXXX-07-13): Approved lender exception for missing document, gift letterXXXXs not provided in file. The lender exception provided reflects 'purchase agreement outlines gift of equity in lieu of gift letter'. Guidelines require gift letter. Please provide approved lender exception for missing gift letter.

Seller Comment (XXXX-07-09): (Rate Lock) exception provided

Reviewer Comment (XXXX-07-01): Guidelines version XXXX  section 807 under gift funds states a letter is required. Loan closed before the revised Guidelines dated XXXX.

Seller Comment (XXXX-07-01): (Rate Lock) purchase agreement covers everything in the contract it could be used as both as its a legal binding contract

Seller Comment (XXXX-06-30): (Rate Lock) Guidelines are retroactive therefore this is acceptable

Reviewer Comment (XXXX-06-29): Loan closed XXXX, used XXXX guidelines which require a gift letter, 'Provide a gift letter from an acceptable donor meeting the same criteria for gift funds above'.

Seller Comment (XXXX-06-26): (Rate Lock) This is not required per current guidelines. Gift of Equity:
o Primary Residence only
o Purchase transaction only
o Max 75% LTV
o The purchase agreement must state dollar amount of the gift of equity
o Subject property 12-month mortgage rating from seller is required
o The Closing Disclosure must reflect the gift of equity credit to the borrower as a Seller Credit
o Non-arm's length criteria must be met
o Internal Exception Code 1055.01 is required.

Reviewer Comment (XXXX-06-26): Page 74, bullet 4 under gift of equity states a letter is required.

Seller Comment (XXXX-06-25): (Rate Lock) A gift letter is not required per guidelines. Guides state "The purchase agreement must state dollar amount of the gift of equity" which the purchase contract does state
																				XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121479	XXXX	XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.	Gift letter was not provided in file. Please provide a gift letter from donor meeting the same criteria for gift funds.	The qualifying DTI on the loan is at least 10% less than the guideline maximum. Borrower has verified disposable income of at least XXXX0.00. Miscellaneous	DTI: 30.91232% Guideline Maximum DTI: 43.00000% Borrower has real estate investment experience as seasoned investor with more than 2 prior investments displaying at least 0x30x12 pay history	XXXX	Reviewer Comment (XXXX-07-14): Lender Exception with Compensating Factors provided. Downgraded and Waived.

Seller Comment (XXXX-07-13): (Rate Lock) Lender exception confirms what was used instead of gift letter. Please clear

Reviewer Comment (XXXX-07-13): Approved lender exception for missing document, gift letterXXXXs not provided in file. The lender exception provided reflects 'purchase agreement outlines gift of equity in lieu of gift letter'. Guidelines require gift letter. Please provide approved lender exception for missing gift letter.

Seller Comment (XXXX-07-09): (Rate Lock) exception provided

Reviewer Comment (XXXX-07-01): Guidelines version XXXX  section 807 under gift funds states a letter is required. Loan closed before the revised Guidelines dated XXXX.

Seller Comment (XXXX-07-01): (Rate Lock) purhase agreement covers everything in the contract it could be used as both as its a legal binding contract

Seller Comment (XXXX-06-30): (Rate Lock) Guidelines are retroactive therefore this is acceptable

Reviewer Comment (XXXX-06-29): Loan closed XXXX, used XXXX guidelines which require a gift letter, 'Provide a gift letter from an acceptable donor meeting the same criteria for gift funds above'.

Seller Comment (XXXX-06-26): (Rate Lock) This is not required per current guidelines. Gift of Equity:
o Primary Residence only
o Purchase transaction only
o Max 75% LTV
o The purchase agreement must state dollar amount of the gift of equity
o Subject property 12-month mortgage rating from seller is required
o The Closing Disclosure must reflect the gift of equity credit to the borrower as a Seller Credit
o Non-arm's length criteria must be met
o Internal Exception Code 1055.01 is required.

Reviewer Comment (XXXX-06-26): Page 74, bullet 4 under gift of equity states a letter is required.

Seller Comment (XXXX-06-25): (Rate Lock) A gift letter is not required per guidelines. Guides state "The purchase agreement must state dollar amount of the gift of equity" which the purchase contract does state
																				XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121479	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Loan Designation discrepancy due to missing gift letter for Gift of Equity.	Reviewer Comment (XXXX-07-14): System cleared after Lender Exception with Compensating Factors provided.

Seller Comment (XXXX-07-13): (Rate Lock) Lender exception confirms what was used instead of gift letter. Please clear

Reviewer Comment (XXXX-07-13): Approved lender exception for missing document, gift letterXXXXs not provided in file. The lender exception provided reflects 'purchase agreement outlines gift of equity in lieu of gift letter'. Guidelines require gift letter. Please provide approved lender exception for missing gift letter.

Seller Comment (XXXX-07-09): (Rate Lock) exception provided

Reviewer Comment (XXXX-07-01): Guidelines version XXXX  section 807 under gift of equity states a letter is required. Loan closed before the revised Guidelines dated XXXX.

Seller Comment (XXXX-07-01): (Rate Lock) purchase agreement covers everything in the contract it could be used as both as its a legal binding contract

Seller Comment (XXXX-06-30): (Rate Lock) Guidelines are retroactive therefore this is acceptable

Reviewer Comment (XXXX-06-29): Loan closed XXXX, used XXXX guidelines which require a gift letter, 'Provide a gift letter from an acceptable donor meeting the same criteria for gift funds above'.

Seller Comment (XXXX-06-26): (Rate Lock) This is not required per current guidelines. Gift of Equity:
o Primary Residence only
o Purchase transaction only
o Max 75% LTV
o The purchase agreement must state dollar amount of the gift of equity
o Subject property 12-month mortgage rating from seller is required
o The Closing Disclosure must reflect the gift of equity credit to the borrower as a Seller Credit
o Non-arm's length criteria must be met
o Internal Exception Code 1055.01 is required.

Reviewer Comment (XXXX-06-26): Guidelines Page 74, bullet 4 under gift of equity states a letter is required.

Seller Comment (XXXX-06-25): (Rate Lock) A gift letter is not required per guidelines. Guides state "The purchase agreement must state dollar amount of the gift of equity" which the purchase contract does state
																				XXXX	XXXX	XXXX	No	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350121479	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General Ability to Repay Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	Waterfall due to missing gift letter for Gift of Equity.	Reviewer Comment (XXXX-07-14): System cleared after Lender Exception with Compensating Factors provided.

Seller Comment (XXXX-07-13): (Rate Lock) Lender exception confirms what was used instead of gift letter. Please clear

Reviewer Comment (XXXX-07-13): Approved lender exception for missing document, gift letterXXXXs not provided in file. The lender exception provided reflects 'purchase agreement outlines gift of equity in lieu of gift letter'. Guidelines require gift letter. Please provide approved lender exception for missing gift letter.

Seller Comment (XXXX-07-09): (Rate Lock) exception provided

Reviewer Comment (XXXX-07-01): Guidelines version XXXX  section 807 under gift of equity states a letter is required. Loan closed before the revised Guidelines dated XXXX.

Seller Comment (XXXX-07-01): (Rate Lock) purchase agreement covers everything in the contract it could be used as both as its a legal binding contract

Seller Comment (XXXX-06-30): (Rate Lock) Guidelines are retroactive therefore this is acceptable

Reviewer Comment (XXXX-06-29): Loan closed XXXX, used XXXX guidelines which require a gift letter, 'Provide a gift letter from an acceptable donor meeting the same criteria for gift funds above'.

Seller Comment (XXXX-06-26): (Rate Lock) This is not required per current guidelines. Gift of Equity:
o Primary Residence only
o Purchase transaction only
o Max 75% LTV
o The purchase agreement must state dollar amount of the gift of equity
o Subject property 12-month mortgage rating from seller is required
o The Closing Disclosure must reflect the gift of equity credit to the borrower as a Seller Credit
o Non-arm's length criteria must be met
o Internal Exception Code 1055.01 is required.

Reviewer Comment (XXXX-06-26): Guidelines Page 74, bullet 4 under gift of equity states a letter is required.

Seller Comment (XXXX-06-25): (Rate Lock) A gift letter is not required per guidelines. Guides state "The purchase agreement must state dollar amount of the gift of equity" which the purchase contract does state

Reviewer Comment (XXXX-06-22): Guidelines require a Gift letter from an acceptable donor.

Seller Comment (XXXX-06-18): (Rate Lock) Gift of equity listed in purchase agreement asking to waive
																				XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121479	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): Ability to Repay (Dodd-Frank 2014): There are one or more guideline deficiencies related to income and/or asset doc requirements which may impact the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Waterfall due to missing gift letter for Gift of Equity.	Reviewer Comment (XXXX-07-14): System cleared after Lender Exception with Compensating Factors provided.

Seller Comment (XXXX-07-13): (Rate Lock) Lender exception confirms what was used instead of gift letter. Please clear

Reviewer Comment (XXXX-07-13): Approved lender exception for missing document, gift letterXXXXs not provided in file. The lender exception provided reflects 'purchase agreement outlines gift of equity in lieu of gift letter'. Guidelines require gift letter. Please provide approved lender exception for missing gift letter.

Seller Comment (XXXX-07-09): (Rate Lock) exception provided

Reviewer Comment (XXXX-07-01): Guidelines version XXXX  section 807 under gift of equity states a letter is required. Loan closed before the revised Guidelines dated XXXX.

Seller Comment (XXXX-07-01): (Rate Lock) purchase agreement covers everything in the contract it could be used as both as its a legal binding contract

Seller Comment (XXXX-06-30): (Rate Lock) Guidelines are retroactive therefore this is acceptable

Reviewer Comment (XXXX-06-29): Loan closed XXXX, used XXXX guidelines which require a gift letter, 'Provide a gift letter from an acceptable donor meeting the same criteria for gift funds above'.

Seller Comment (XXXX-06-26): (Rate Lock) This is not required per current guidelines. Gift of Equity:
o Primary Residence only
o Purchase transaction only
o Max 75% LTV
o The purchase agreement must state dollar amount of the gift of equity
o Subject property 12-month mortgage rating from seller is required
o The Closing Disclosure must reflect the gift of equity credit to the borrower as a Seller Credit
o Non-arm's length criteria must be met
o Internal Exception Code 1055.01 is required.

Reviewer Comment (XXXX-06-26): Guidelines Page 74, bullet 4 under gift of equity states a letter is required.

Seller Comment (XXXX-06-25): (Rate Lock) A gift letter is not required per guidelines. Guides state "The purchase agreement must state dollar amount of the gift of equity" which the purchase contract does state

Reviewer Comment (XXXX-06-22): Guidelines require a Gift letter from an acceptable donor.

Seller Comment (XXXX-06-18): (Rate Lock) Gift of equity listed in purchase contract
																				XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121480	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Lender exception approved for 2 Accessory Dwelling Units, only 1 allowed per guidelines.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least XXXX0.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Reserves: 91.75 Guideline Requirement: 6.00 Loan to Value: 65.00000% Guideline Maximum Loan to Value: 80.00000% DTI: 22.94428% Guideline Maximum DTI: 50.00000% Guidelines Representative FICO: 660 Representative FICO: 796	XXXX	Reviewer Comment (XXXX-07-06): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121480	XXXX	XXXX	XXXX	XXXX	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of XXXX is less than the note amount of XXXX based on the Preliminary in file.	The Title Policy Amount of XXXX is less than the note amount of XXXX based on the Preliminary in file.				Reviewer Comment (XXXX-07-14): Client accepts EV2 Grade and elects to Waive. Seller Comment (XXXX-07-10): (Rate Lock) Lender accepts EV2	XXXX	XXXX	XXXX	No	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121480	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Third party verification that the business had been in existence for at least 2 years was not provided. CPA letter provided verifies borrower has been self-employed for over 5 years.				Reviewer Comment (XXXX-07-14): Articles of Incorporation provided.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121480	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Third party verification that the business had been in existence for at least 2 years was not provided.				Reviewer Comment (XXXX-07-14): Articles of Incorporation provided. System cleared.	XXXX	XXXX	XXXX	No	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350121480	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General Ability to Repay Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	Third party verification that the business had been in existence for at least 2 years was not provided.				Reviewer Comment (XXXX-07-14): Articles of Incorporation provided. System cleared.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121480	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): Ability to Repay (Dodd-Frank 2014): There are one or more guideline deficiencies related to income and/or asset doc requirements which may impact the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Third party verification that the business had been in existence for at least 2 years was not provided.				Reviewer Comment (XXXX-07-14): Articles of Incorporation provided. System cleared.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121480	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX Third Party Verification	Third party verification that the business had been in existence for at least 2 years was not provided. CPA letter provided verifies borrower has been self-employed for over 5 years.				Reviewer Comment (XXXX-07-14): Articles of Incorporation provided.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121481	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 3.00.	Missing verification of receipt of gift funds at closing in the amount of XXXX.	Reviewer Comment (XXXX-06-18): Received final statement in trailing docs.

Seller Comment (XXXX-06-16): attached lox from title

Seller Comment (XXXX-06-16): title states not needed - see email

Reviewer Comment (XXXX-06-15): Provided final Closing Statement was not signed by borrower. Please provide a fully executed final Closing Statement.

Seller Comment (XXXX-06-11): attached

Reviewer Comment (XXXX-06-11): Please provide a final Closing Statement showing disbursement date and the gift funds. Receipt of gift funds was XXXX and closing date was XXXX. Disbursement date was not in file. The statement in file is Estimated Settlement Statement.

Seller Comment (XXXX-06-09): ATTACHED
																				XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121481	XXXX	XXXX	XXXX	XXXX	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of XXXX is less than Cash From Borrower XXXX.	Missing verification of receipt of gift funds at closing in the amount of XXXX.	Reviewer Comment (XXXX-06-18): Received final statement in trailing docs.

Seller Comment (XXXX-06-16): attached

Reviewer Comment (XXXX-06-15): Provided final Closing Statement was not signed by borrower. Please provide a fully executed final Closing Statement.

Seller Comment (XXXX-06-11): attached

Reviewer Comment (XXXX-06-11): Please provide a final Closing Statement showing disbursement date and the gift funds. Receipt of gift funds was XXXX and closing date was XXXX. Disbursement date was not in file. The statement in file is Estimated Settlement Statement.

Seller Comment (XXXX-06-09): ATTACHED
																				XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121481	XXXX	XXXX	XXXX	XXXX	Credit	Title	Document Error	Title	The Commitment or Preliminary title policy is within XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	Title Evidence: Preliminary; XXXX					Reviewer Comment (XXXX-06-03): Client accepts EV2 Grade and elects to Waive.	XXXX	XXXX	XXXX	No	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121482	XXXX	XXXX	XXXX	XXXX	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of XXXX is less than the note amount of XXXX based on the Commitment in file.	The Title Policy Amount of XXXX is less than the note amount of XXXX based on the Commitment in file.				Reviewer Comment (XXXX-06-30): Client accepts EV2 Grade and elects to Waive. Seller Comment (XXXX-06-29): (Rate Lock) lender accepts EV2 please waive	XXXX	XXXX	XXXX	No	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121483	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.75 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Exception request for DSCR < 1.00 @ 0.750	The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Loan to Value: 48.50746% Guideline Maximum Loan to Value: 80.00000% Reserves: 279.27 Guideline Requirement: 6.00	XXXX	Reviewer Comment (XXXX-06-16): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121484	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 75.00000% exceeds Guideline loan to value percentage of 70.00000%.	LTV of 75% exceeds the guideline max of 70% for a rural property.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous The qualifying DSCR on the loan is greater than the guideline minimum.	Reserves: 21.10 Guideline Requirement: 6.00 Guidelines Representative FICO: 660 Representative FICO: 769 Housing payment history is 0x30x24 or better. The DSCR of 1.11 is greater than the minimum required DSCR of 1.00.	XXXX	Reviewer Comment (XXXX-06-11): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121484	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 75.00000% exceeds Guideline combined loan to value percentage of 70.00000%.	LTV of 75% exceeds the guideline max of 70% for a rural property.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous The qualifying DSCR on the loan is greater than the guideline minimum.	Reserves: 21.10 Guideline Requirement: 6.00 Guidelines Representative FICO: 660 Representative FICO: 769 Housing payment history is 0x30x24 or better. The DSCR of 1.11 is greater than the minimum required DSCR of 1.00.	XXXX	Reviewer Comment (XXXX-06-11): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121486	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for borrower being short on XXXX required for asset depletion.	Borrower has verified disposable income of at least XXXX0.00. The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Documentation Type: 1yr Full Doc Disposable Income: XXXX Guidelines Representative FICO: 660 Representative FICO: 781 Reserves: 91.24 Guideline Requirement: 6.00	XXXX	Reviewer Comment (XXXX-06-04): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121486	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for condo project not being insured at 100% of replacement cost value.	Borrower has verified disposable income of at least XXXX0.00. The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Documentation Type: 1yr Full Doc Disposable Income: XXXX Guidelines Representative FICO: 660 Representative FICO: 781 Reserves: 91.24 Guideline Requirement: 6.00 Loan to Value: 60.97561% Guideline Maximum Loan to Value: 80.00000%	XXXX	Reviewer Comment (XXXX-06-04): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121486	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of XXXX exceeds tolerance of XXXX plus 10% or XXXX. Sufficient or excess cure was provided to the borrower at Closing. (0)					Reviewer Comment (XXXX-06-04): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	No	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Purchase	Final CD evidences Cure	B	B	B	B	A	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350121487	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided		Please provide Corporate Resolution reflecting borrower has authority to bind the company on all owner's behalf.				Reviewer Comment (XXXX-06-15): Initial package had operating agreement. Exception cleared. Seller Comment (XXXX-06-15): (Rate Lock) CR provided Reviewer Comment (XXXX-06-12): Please provide corporate resolution for the business entity XXXX, LLC. Exception remains. Seller Comment (XXXX-06-11): (Rate Lock) Proof XXXXwas formerly known XXXX and borrower is sole owner	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121487	XXXX	XXXX	XXXX	XXXX	Credit	Title	General	Title	Final Title Policy Coverage is less than Original Loan Amount.	The Final Title Policy Amount of XXXX is less than the note amount of XXXX based on the Commitment in file.	The title commitment in file disclosed XXXX of title insurance coverage; however, this is less than the loan amount of XXXX. Provide a copy of the final title policy or an addendum to the title preliminary/commitment report verifying title insurance of at least the loan amount.				Reviewer Comment (XXXX-06-22): Title commitment provided with the policy amount matching loan amount.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121487	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Employer Identification Number (EIN) not provided						Reviewer Comment (XXXX-06-15): Initial package had Employer Identification Number document. Exception cleared. Seller Comment (XXXX-06-15): (Rate Lock) OA provided shows XXXXwas formerly known XXXX. Therefore there would be no new EIN as it is essentially the same company, just the name has changed. Reviewer Comment (XXXX-06-12): Please provide employer identification number for the business entity XXXX, LLC. Exception remains. Seller Comment (XXXX-06-11): (Rate Lock) Proof XXXXwas formerly known XXXX and borrower is sole owner	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121487	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Single entity ownership >30% (questionnaire confirms the developer retained 43% of the project and kept as rentals). XXXX out of XXXX units. Our borrower owns 23.8% (XXXX out of XXXX). Per email from HOA, the borrower sent his check for HOA dues to bring the project to less than 15% delinquencies, but they have not received yet.	The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Guidelines Representative FICO: 680 Representative FICO: 782 Reserves: 135.37 Guideline Requirement: 12.00	XXXX	Reviewer Comment (XXXX-06-01): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121489	XXXX	XXXX	XXXX	XXXX	Credit	Title	Document Error	Title	The Commitment or Preliminary title policy is within XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	Title Evidence: Preliminary; XXXX					Reviewer Comment (XXXX-06-29): Client accepts EV2 Grade and elects to Waive.	XXXX	XXXX	XXXX	No	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350121489	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Lender approved exception for a rent free borrower purchasing an investment property.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least XXXX0.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been employed in the same industry for more than 5 years. Disposable Income: XXXX Borrower has worked in the same position for more than 3 years. Reserves: 62.47 Guideline Requirement: 6.00 DTI: 15.34251% Guideline Maximum DTI: 43.00000% Guidelines Representative FICO: 660 Representative FICO: 791	XXXX	Reviewer Comment (XXXX-06-26): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350121491	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 80.00000% exceeds Guideline loan to value percentage of 70.00000%.	LTV exceeds maximum of 70% for a short-term rental with less than 1 year of experience.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The qualifying DSCR on the loan is greater than the guideline minimum. Miscellaneous	Reserves: 23.70 Guideline Requirement: 6.00 The DSCR of 1.25 is greater than the minimum required DSCR of 1.00. Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-06-19): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121491	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 80.00000% exceeds Guideline combined loan to value percentage of 70.00000%.	LTV exceeds maximum of 70% for a short-term rental with less than 1 year of experience.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The qualifying DSCR on the loan is greater than the guideline minimum. Miscellaneous	Reserves: 23.70 Guideline Requirement: 6.00 The DSCR of 1.25 is greater than the minimum required DSCR of 1.00. Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-06-19): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121491	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of 681 is less than Guideline representative FICO score of 700.	FICO is less than the guideline minimum of 700 for a short-term rental.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The qualifying DSCR on the loan is greater than the guideline minimum. Miscellaneous	Reserves: 23.70 Guideline Requirement: 6.00 The DSCR of 1.25 is greater than the minimum required DSCR of 1.00. Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-06-19): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121494	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Waterfall exception due to missing verbal verification of employment provided within 20 business days prior to Note Date for the borrower.				Reviewer Comment (XXXX-07-10): Loan is Non-QM. Seller Comment (XXXX-07-10): (Rate Lock) The employers are one in the same	XXXX	XXXX	XXXX	No	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Second Home	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350121494	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): Ability to Repay (Dodd-Frank 2014): There are one or more guideline deficiencies related to income and/or asset doc requirements which may impact the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Waterfall exception due to missing verbal verification of employment provided within 20 business days prior to Note Date for the borrower.				Reviewer Comment (XXXX-07-13): Lender Exception with Compensating Factors provided. Downgraded and Waived. Seller Comment (XXXX-07-11): (Rate Lock) Accept EV2 please downgrade Reviewer Comment (XXXX-07-10): Regraded to EV2-B based on comp factors. Seller Comment (XXXX-07-10): (Rate Lock) The employers are one in the same	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Second Home	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121494	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Verbal Verification of Employment was not provided within 20 business days prior to Note Date for the borrower.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Guidelines Representative FICO: 660 Representative FICO: 796 Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-07-10): Lender Exception with Compensating Factors provided. Downgraded and Waived. Seller Comment (XXXX-07-10): (Rate Lock) The employers are one in the same	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Second Home	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121494	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX XXXX XXXX VVOE - Employment Only	Verbal Verification of Employment was not provided within 20 business days prior to Note Date for the borrower.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Guidelines Representative FICO: 660 Representative FICO: 796 Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-07-10): Lender Exception with Compensating Factors provided. Downgraded and Waived. Seller Comment (XXXX-07-10): (Rate Lock) The employers are one in the same	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Second Home	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121494	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General Ability to Repay Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	Waterfall exception due to missing verbal verification of employment provided within 20 business days prior to Note Date for the borrower.				Reviewer Comment (XXXX-07-13): Lender Exception with Compensating Factors provided. Downgraded and Waived. Seller Comment (XXXX-07-11): (Rate Lock) Accept EV2 please downgrade Reviewer Comment (XXXX-07-10): Regraded to EV2-B based on comp factors. Seller Comment (XXXX-07-10): (Rate Lock) The employers are one in the same Reviewer Comment (XXXX-06-30): Verification of employment missing is for borrower's XXXX XXXX employment. VOE provided is not for this job.	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Second Home	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121494	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for subject being a log home.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Guidelines Representative FICO: 660 Representative FICO: 796 Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-06-17): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Second Home	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121494	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	The verification of employment does not meet the guideline requirements.	Borrower: XXXX XXXX XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XXXX, Borrower: XXXX XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XXXX	Verbal Verification of Employment was not provided within 20 business days prior to Note Date for the borrower.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Guidelines Representative FICO: 660 Representative FICO: 796 Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-07-10): Lender Exception with Compensating Factors provided. Downgraded and Waived. Seller Comment (XXXX-07-10): (Rate Lock) The employers are one in the same	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Second Home	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121498	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Account Statements - Personal not provided		Incomplete Account Statement provided for XXXX XXXX with account ending with XXXX. Account statement balance shows deposits were made into the account but no deposits are shown in the transaction history.				Reviewer Comment (XXXX-06-05): Full XXXX statement provided. Seller Comment (XXXX-06-05): (Rate Lock) Please be advised that XXXX denotes deposit and other additions, also please see attached the complete bank statement .	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121498	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX XXXX Account Statements - Personal, Operating Agreement	Incomplete Account Statement provided for XXXX XXXX with account ending with XXXX and borrower's percentage of ownership is not documented in file.				Reviewer Comment (XXXX-06-05): Full XXXX statement provided. CPA letter shows borrower files Schedule C. Seller Comment (XXXX-06-05): (Rate Lock) These are personal bank statements, the account is held clearly by both applicants, and no other 3rd party. The narrative provided clearly denotes 100% ownership. Accountant confirms the file Schedule C.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121498	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Waterfall exception due to missing inocme documents.				Reviewer Comment (XXXX-06-05): Full XXXX statement provided. CPA letter shows borrower files Schedule C. System cleared. Seller Comment (XXXX-06-05): (Rate Lock) Please be advised that XXXX denotes deposit and other additions, also please see attached the complete bank statement .	XXXX	XXXX	XXXX	No	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350121498	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General Ability to Repay Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	Waterfall exception due to missing income documents.				Reviewer Comment (XXXX-06-05): Full XXXX statement provided. CPA letter shows borrower files Schedule C. System cleared. Seller Comment (XXXX-06-05): (Rate Lock) Please be advised that XXXX denotes deposit and other additions, also please see attached the complete bank statement .	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121498	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Incomplete Account Statement provided for XXXX XXXX with account ending with XXXX and borrower's percentage of ownership is not documented in file.				Reviewer Comment (XXXX-06-05): Full XXXX statement provided. CPA letter shows borrower files Schedule C. Seller Comment (XXXX-06-05): (Rate Lock) These are personal bank statements, the account is held clearly by both applicants, and no other 3rd party. The narrative provided clearly denotes 100% ownership. Accountant confirms the file Schedule C.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121498	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): Ability to Repay (Dodd-Frank 2014): There are one or more guideline deficiencies related to income and/or asset doc requirements which may impact the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Waterfall exception due to missing income documents.				Reviewer Comment (XXXX-06-05): Full XXXX statement provided. CPA letter shows borrower files Schedule C. System cleared. Seller Comment (XXXX-06-05): (Rate Lock) Please be advised that XXXX denotes deposit and other additions, also please see attached the complete bank statement .	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121499	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.87 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.87 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Reserves: 19.91 Guideline Requirement: 6.00 Guidelines Representative FICO: 680 Representative FICO: 748 Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-06-22): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121499	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 80.00000% exceeds Guideline loan to value percentage of 75.00000%.	5% deduction is required for declining market. Max LTV is 75%	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Reserves: 19.91 Guideline Requirement: 6.00 Guidelines Representative FICO: 680 Representative FICO: 748 Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-06-22): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121499	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 80.00000% exceeds Guideline combined loan to value percentage of 75.00000%.	5% deduction is required for declining market. Max LTV is 75%	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Reserves: 19.91 Guideline Requirement: 6.00 Guidelines Representative FICO: 680 Representative FICO: 748 Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-06-22): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121500	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver Test	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Closing Disclosure dated XXXX1 missing from the loan file				Reviewer Comment (XXXX-07-07): XXXXXXXX received XXXX Initial CD, 3 business days prior to the consummation. Seller Comment (XXXX-07-06): (Rate Lock) CD provided	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	No Defined Cure	C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121502	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	State Compliance	State Defect	XXXX Prepayment Penalty - Business Entity	XXXX Prepayment Penalty: No prepayment penalties are permissible in the state of XXXX under XXXX	Prepayment penalty is not permissible in XXXX under XXXX				Reviewer Comment (XXXX-06-18): Client accepts EV2 Grade and elects to Waive. Seller Comment (XXXX-06-16): (Rate Lock) Lender accepts EV2	XXXX	XXXX	XXXX	No	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350121503	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - XXXX XXXX	TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on XXXX are underdisclosed. (Final/XXXX)	Non-Escrowed Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on XXXX are under disclosed.				Reviewer Comment (XXXX-06-30): XXXXXXXX received corrected PCCD and LOE	XXXX	XXXX	XXXX	No	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350121503	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Document Preparation Fee. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower. (7522)	Zero Percent Fee Tolerance exceeded for Document Preparation Fee.				Reviewer Comment (XXXX-06-30): XXXXXXXX received PCCD, LOE and closing statement.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350121503	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX XXXX Third Party Verification	Loan file is missing a third party verification dated within 120 days of the Note date showing the business is open and active.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least XXXX0.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The representative FICO score exceeds the guideline minimum by at least 40 points.

																Miscellaneous	Borrower has been employed in the same industry for more than 5 years. Disposable Income: XXXX Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points. Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-06-30): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121503	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.	Loan file is missing a third party verification dated within 120 days of the Note date showing the business is open and active.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least XXXX0.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The representative FICO score exceeds the guideline minimum by at least 40 points.

																Miscellaneous	Borrower has been employed in the same industry for more than 5 years. Disposable Income: XXXX Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points. Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-06-30): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121503	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Waterfall exception due to missing income documents.	Reviewer Comment (XXXX-07-01): Loan is NonQM

Reviewer Comment (XXXX-06-30): Lender has requested an ATR downgrade/waive for ATR exceptions on this file, due to Loan file missing a third-party verification to verify the existence of the business 120 days prior to Note date.

Lender provided an approved exception Doc ID0640 which reflects what they relied on pre-consummation in closing the loan.  Below shows what was used as Alt docs, with doc IDs
1. (D0356) -Bank statements confirming recent business transactions (XXXX) with statement end date of XXXX which is less than 120 days prior to the Note date of XXXX
2. (D0623 & D0621) XXXX search for the business which also reflected the contractor’s license number
3. (D0622) CPA letter confirming business ownership and its existence. SOS doc D0635 provided but dated post close.
																				XXXX	XXXX	XXXX	No	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350121503	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General Ability to Repay Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	Waterfall exception due to missing income documents.	Reviewer Comment (XXXX-07-01): Client accepts EV2 Grade and elects to Waive.

Seller Comment (XXXX-07-01): (Rate Lock) EV2 accept please waive

Reviewer Comment (XXXX-07-01): Regraded to EV2-B based on post-close lender exception outlining alternate documentation.

Reviewer Comment (XXXX-06-30): Lender has requested an ATR downgrade/waive for ATR exceptions on this file, due to Loan file missing a third-party verification to verify the existence of the business 120 days prior to Note date.

Lender provided an approved exception Doc ID0640 which reflects what they relied on pre-consummation in closing the loan.  Below shows what was used as Alt docs, with doc IDs
1. (D0356) -Bank statements confirming recent business transactions (XXXX) with statement end date of XXXX which is less than 120 days prior to the Note date of XXXX
2. (D0623 & D0621) XXXX search for the business which also reflected the contractor’s license number
3. (D0622) CPA letter confirming business ownership and its existence. SOS doc D0635 provided but dated post close.
																				XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121503	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): Ability to Repay (Dodd-Frank 2014): There are one or more guideline deficiencies related to income and/or asset doc requirements which may impact the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Waterfall exception due to missing income documents.	Reviewer Comment (XXXX-07-01): Client accepts EV2 Grade and elects to Waive.

Seller Comment (XXXX-07-01): (Rate Lock) EV2 accept please waive

Reviewer Comment (XXXX-07-01): Regraded to EV2-B based on post-close lender exception outlining alternate documentation.

Reviewer Comment (XXXX-06-30): Lender has requested an ATR downgrade/waive for ATR exceptions on this file, due to Loan file missing a third-party verification to verify the existence of the business 120 days prior to Note date.

Lender provided an approved exception Doc ID0640 which reflects what they relied on pre-consummation in closing the loan.  Below shows what was used as Alt docs, with doc IDs
1. (D0356) -Bank statements confirming recent business transactions (XXXX) with statement end date of XXXX which is less than 120 days prior to the Note date of XXXX
2. (D0623 & D0621) XXXX search for the business which also reflected the contractor’s license number
3. (D0622) CPA letter confirming business ownership and its existence. SOS doc D0635 provided but dated post close.
																				XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121504	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for a non-arms/At interest transaction. Seller's agent is 50% owner of XXXX LLC, 100% owner of the property XXXXmpany of the subject property and seller's relative is a current tenant.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous The qualifying DSCR on the loan is greater than the guideline minimum.	Guidelines Representative FICO: 660 Representative FICO: 742 Investment history is 0x30x12 pay history. The DSCR of 1.32 is greater than the minimum required DSCR of 1.00.	XXXX	Reviewer Comment (XXXX-06-18): Lender Exception with Compensating Factors provided. Downgraded and Waived. Seller Comment (XXXX-06-16): (Rate Lock) Please downgrade and waive	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121504	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for XXXX compensation to XXXX XXXX.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous The qualifying DSCR on the loan is greater than the guideline minimum.	Guidelines Representative FICO: 660 Representative FICO: 742 Investment history is 0x30x12 pay history. The DSCR of 1.32 is greater than the minimum required DSCR of 1.00.	XXXX	Reviewer Comment (XXXX-06-18): Lender Exception with Compensating Factors provided. Downgraded and Waived. Seller Comment (XXXX-06-16): (Rate Lock) Please downgrade and waive	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121505	XXXX	XXXX	XXXX	XXXX	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of XXXX is less than the note amount of XXXX based on the Commitment in file.					Reviewer Comment (XXXX-07-15): Client accepts EV2 Grade and elects to Waive. Seller Comment (XXXX-07-14): (Rate Lock) Lender accepts EV2	XXXX	XXXX	XXXX	No	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121505	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		A single entity owns 42.8% of the XXXX). Max SEO for non-warrantable is 30%. Borrower owns 4 out of 14, for 28.5% (just under the max for non-warrantable).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. Miscellaneous	Reserves: 148.42 Guideline Requirement: 6.00 Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-07-15): Lender Exception with Compensating Factors provided. Downgraded and Waived. Seller Comment (XXXX-07-14): (Rate Lock) There are 3 CFs to 2 exceptions Reviewer Comment (XXXX-06-23): Please provide additional compensating factors to waive this exception.	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121507	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Subject property recently vacated by the borrower requires a lease and proof of three months rent paid at new primary residence in order to consider the property. Borrower purchased subject 9/XXXX as owner occupied and lived there from XXXX XXXX through XXXX, at which time they converted it to an investment property. Borrower is currently living in an XXXX for less than 1 month in XXXX where they are pending closing on purchase of a new primary residence. We will not have proof of three months rent at the XXXX.	The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Guidelines Representative FICO: 700 Representative FICO: 808 Reserves: 835.53 Guideline Requirement: 6.00	XXXX	Reviewer Comment (XXXX-06-18): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121509	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Dividing wall for bedroom 2 and 3 was removed and replaced with a folding/accordion-style partition. Exception needed to proceed as is without having to replace wall prior to purchase.	The representative FICO score exceeds the guideline minimum by at least 40 points. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Guidelines Representative FICO: 660 Representative FICO: 771 Loan to Value: 58.33333% Guideline Maximum Loan to Value: 80.00000%	XXXX	Reviewer Comment (XXXX-06-19): Guidelines Representative FICO: 660 Representative FICO: 771	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121510	XXXX	XXXX	XXXX	XXXX	Credit	Income	Income Error	Income	Income document is missing the document date and/or tax year.	Borrower: XXXX // Employment Type: Employment / Income Type: Bank Statements / Start Date: XXXX // Document: CPA Letter / Document Date: <empty> / Tax Year: <empty>	CPA letter verifying borrowers percentage of ownership is not dated.				Reviewer Comment (XXXX-06-23): Received completed document in trailing documents. Seller Comment (XXXX-06-19): Please see attached. Reviewer Comment (XXXX-06-17): Document is not dated. Seller Comment (XXXX-06-17): Please see attached CPA letter which was also in the credit pkg.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350121515	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.89 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Lender exception is provided for DSCR < 1.00.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Miscellaneous	Reserves: 63.77 Guideline Requirement: 6.00 Housing payment history is 0x30x24 or better	XXXX	Reviewer Comment (XXXX-06-12): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121516	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 85.00000% exceeds Guideline loan to value percentage of 80.00000%.	Maximum LTV for a purchase transaction of rural properties is 80%.	Reviewer Comment (XXXX-07-14): Received clarification from appraiser that subject is in a suburban area.

Seller Comment (XXXX-07-10): (Rate Lock) p 2 of the most recent version clarifies that this was a typo.  This was done on 0XXXX

Reviewer Comment (XXXX-07-06): The most recent appraisal with report date of XXXX shows property as rural. Exception remains.

Seller Comment (XXXX-07-06): (Rate Lock) XXXXXXXX is not rural.  The first report was marked rural in error as confirmed on p 2 of the updated report.  Independent research into this area would also confirm this is NOT rural

Reviewer Comment (XXXX-06-29): One report with an effective date and report date of XXXX shows property as suburban, the other report with an effective date of XXXX and report date of XXXX shows property as rural.

Seller Comment (XXXX-06-25): (Rate Lock) Shows as suburban

Reviewer Comment (XXXX-06-22): Appraisal provided in file shows property is rural.

Seller Comment (XXXX-06-18): (Rate Lock) Property is suburban per appraisal, please remove exception
																				XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121516	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 85.00000% exceeds Guideline combined loan to value percentage of 80.00000%.	Maximum LTV for a purchase transaction of rural properties is 80%.	Reviewer Comment (XXXX-07-14): Received clarification from appraiser that subject is in a suburban area.

Seller Comment (XXXX-07-10): (Rate Lock) p 2 of the most recent version clarifies that this was a typo.  This was done on 0XXXX

Reviewer Comment (XXXX-07-06): The most recent appraisal with report date of XXXX shows property as rural. Exception remains.

Seller Comment (XXXX-07-06): (Rate Lock) XXXXXXXX is not rural.  The first report was marked rural in error as confirmed on p 2 of the updated report.  Independent research into this area would also confirm this is NOT rural

Reviewer Comment (XXXX-06-29): One report with an effective date and report date of XXXX shows property as suburban, the other report with an effective date of XXXX and report date of XXXX shows property as rural.

Seller Comment (XXXX-06-25): (Rate Lock) Shows as suburban

Reviewer Comment (XXXX-06-22): Appraisal provided in file shows property is rural.

Seller Comment (XXXX-06-18): (Rate Lock) Property is suburban per appraisal, please remove exception
																				XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121516	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		XXXX ODs exceed the maximum allowed of XXXX.	Borrower has verified disposable income of at least XXXX0.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Documentation Type: 12mo Bank Statement Disposable Income: XXXX DTI: 11.28547% Guideline Maximum DTI: 45.00000% Guidelines Representative FICO: 660 Representative FICO: 744	XXXX	Reviewer Comment (XXXX-06-11): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121516	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.	Loan file is missing a third-party verification dated within 120 days of the note date to show business is currently active.	Borrower has verified disposable income of at least XXXX0.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Documentation Type: 12mo Bank Statement Disposable Income: XXXX DTI: 11.28547% Guideline Maximum DTI: 45.00000% Guidelines Representative FICO: 660 Representative FICO: 744	XXXX	Reviewer Comment (XXXX-06-23): Lender Exception with Compensating Factors provided. Downgraded and Waived.

Reviewer Comment (XXXX-06-23): The lender's exception approval must state what third party documentation was used to verify employment status pre-consummation in order to consider alternative documentation as a compensating factor for employment status verification. Please make sure the exception is clearly documented with what specifically was relied on pre-close to verify employment status. Anything dated after closing would not be part of the consideration for Non-QM.

Seller Comment (XXXX-06-18): (Rate Lock) Exception approved
																				XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121516	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX Third Party Verification	Loan file is missing a third-party verification dated within 120 days of the note date to show business is currently active.	Borrower has verified disposable income of at least XXXX0.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Documentation Type: 12mo Bank Statement Disposable Income: XXXX DTI: 11.28547% Guideline Maximum DTI: 45.00000% Guidelines Representative FICO: 660 Representative FICO: 744	XXXX	Reviewer Comment (XXXX-06-23): Lender Exception with Compensating Factors provided. Downgraded and Waived.

Reviewer Comment (XXXX-06-23): The lender's exception approval must state what third party documentation was used to verify employment status pre-consummation in order to consider alternative documentation as a compensating factor for employment status verification. Please make sure the exception is clearly documented with what specifically was relied on pre-close to verify employment status. Anything dated after closing would not be part of the consideration for Non-QM.

Seller Comment (XXXX-06-18): (Rate Lock) Exception approved
																				XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121516	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Waterfall due to missing income documents.				Reviewer Comment (XXXX-06-23): Loan is Non-QM. Reviewer Comment (XXXX-06-23): The lender's exception approval must state what third party documentation was used to verify employment status pre-consummation in order to consider alternative documentation as a compensating factor for employment status verification. Please make sure the exception is clearly documented with what specifically was relied on pre-close to verify employment status. Anything dated after closing would not be part of the consideration for Non-QM. Seller Comment (XXXX-06-18): (Rate Lock) Exception approved	XXXX	XXXX	XXXX	No	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350121516	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General Ability to Repay Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	Waterfall due to missing income documents.	Reviewer Comment (XXXX-06-24): Lender Exception with Compensating Factors provided. Downgraded and Waived.

Seller Comment (XXXX-06-24): (Rate Lock) Please waive EV2s

Reviewer Comment (XXXX-06-23): Regraded to EV2-B with comp factors.

Reviewer Comment (XXXX-06-23): The lender's exception approval must state what third party documentation was used to verify employment status pre-consummation in order to consider alternative documentation as a compensating factor for employment status verification. Please make sure the exception is clearly documented with what specifically was relied on pre-close to verify employment status. Anything dated after closing would not be part of the consideration for Non-QM.

Seller Comment (XXXX-06-18): (Rate Lock) Exception approved
																				XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121516	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): Ability to Repay (Dodd-Frank 2014): There are one or more guideline deficiencies related to income and/or asset doc requirements which may impact the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Waterfall due to missing income documents.	Reviewer Comment (XXXX-06-24): Lender Exception with Compensating Factors provided. Downgraded and Waived.

Seller Comment (XXXX-06-24): (Rate Lock) Please waive EV2s

Reviewer Comment (XXXX-06-23): Regraded to EV2-B with comp factors.

Reviewer Comment (XXXX-06-23): The lender's exception approval must state what third party documentation was used to verify employment status pre-consummation in order to consider alternative documentation as a compensating factor for employment status verification. Please make sure the exception is clearly documented with what specifically was relied on pre-close to verify employment status. Anything dated after closing would not be part of the consideration for Non-QM.

Seller Comment (XXXX-06-18): (Rate Lock) Exception approved
																				XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121519	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception to allow assets held in a trust without the trust documentation.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Reserves: 136.49 Guideline Requirement: 9.00 Loan to Value: 56.88726% Guideline Maximum Loan to Value: 75.00000% Guidelines Representative FICO: 660 Representative FICO: 765 Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-06-25): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121520	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. (7506)					Reviewer Comment (XXXX-06-11): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	No	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350121521	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception was approved at origination because the subject has XXXX units, and both units are under the guideline minimum of 500 Sq Ft. Unit 1 is XXXX Sq Ft and Unit 2 is XXXX Sq Ft.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 47.51 Guideline Requirement: 6.00 Loan to Value: 60.00000% Guideline Maximum Loan to Value: 75.00000% Guidelines Representative FICO: 660 Representative FICO: 806	XXXX	Reviewer Comment (XXXX-06-16): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121521	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: HUD/CD not provided		Signed and dated final HUD/Closing Disclosure/Closing statement is missing. The available closing statement has estimated fees.				Reviewer Comment (XXXX-07-15): Final CS provided.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121522	XXXX	XXXX	XXXX	XXXX	Credit	Documents	Missing Document	Documents	File does not contain documentation from lender/seller confirming the condo/co-op is warrantable.	Valuation Type: Appraisal / Valuation Report Date: XXXX					Reviewer Comment (XXXX-07-07): Detached/Site Condos do not require project review Seller Comment (XXXX-07-06): (Rate Lock) This is non applicable. Please clear	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121522	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.86 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Lender exception provided for DSCR below 1	The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Loan to Value: 55.08475% Guideline Maximum Loan to Value: 75.00000% Guidelines Representative FICO: 660 Representative FICO: 805 Reserves: 124.92 Guideline Requirement: 6.00	XXXX	Reviewer Comment (XXXX-06-16): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121524	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Rural property with XXXX/commercial use	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The refinance has decreased the borrower's monthly debt payments by 20% or more. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Disposable Income: XXXX Reserves: 24.48 Guideline Requirement: 3.00 Guidelines Representative FICO: 660 Representative FICO: 759 Credit depth w/28 total tradelines, o mortgages, oldest XXXX996, all 0x30	XXXX	Reviewer Comment (XXXX-06-03): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Rate/Term		B	B	B	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350121524	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Allow rental income from subject property at 75% with no proof of rent received and leases that are expired due to Letter of Explanation provided stating tenants pay cash.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The refinance has decreased the borrower's monthly debt payments by 20% or more. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Disposable Income: XXXX Reserves: 24.48 Guideline Requirement: 3.00 Guidelines Representative FICO: 660 Representative FICO: 759 Credit depth w/28 total tradelines, o mortgages, oldest XXXX996, all 0x30	XXXX	Reviewer Comment (XXXX-06-03): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Rate/Term		B	B	B	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350121524	XXXX	XXXX	XXXX	XXXX	Credit	Title	Document Error	Title	The Commitment or Preliminary title policy is within XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	Title Evidence: Preliminary; XXXX					Reviewer Comment (XXXX-06-03): Client accepts EV2 Grade and elects to Waive.	XXXX	XXXX	XXXX	No	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Rate/Term		B	B	B	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350121525	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for I-797 A XXXX Expires within 6 months (9/XXXX); extension process has not yet started - attorney attestation provided.	The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Miscellaneous The qualifying DSCR on the loan is greater than the guideline minimum.	Reserves: 11.13 Guideline Requirement: 6.00 Housing payment history is 0x30x24 The DSCR of 1.12 is greater than the minimum required DSCR of 1.00.	XXXX	Reviewer Comment (XXXX-06-18): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121525	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Verification of Non-US XXXXzen Status not provided		Verification of Non-US XXXXzen Status is not provided.				Reviewer Comment (XXXX-07-01): Received form I-797A in trailing docs. Seller Comment (XXXX-06-27): (Rate Lock) It was uploaded Reviewer Comment (XXXX-06-25): Lender exception approved for XXXX which expires in 6 months. This XXXX was not provided in file. Seller Comment (XXXX-06-24): (Rate Lock) Doc provided again and we have the approved exception. Reviewer Comment (XXXX-06-22): Please provide the borrower's XXXXs. Seller Comment (XXXX-06-22): (Rate Lock) Docs provided	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121527	XXXX	XXXX	XXXX	XXXX	Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is to be securitized. Highest level secondary valuation supports the value. There is a lower level tertiary product that does not support the qualifying value. Sec ID: 22	Note Date: XXXX; Lien Position: 1					Reviewer Comment (XXXX-07-17): Client accepts EV2 Grade and elects to Waive.	XXXX	XXXX	XXXX	No	2	A	A	A	A	A	A	A	A	B	B	XXXX	XXXX	Investment	Purchase		B	B	A	A			B	B		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121529	XXXX	XXXX	XXXX	XXXX	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of XXXX is less than Cash From Borrower XXXX.	Documented qualifying Assets for Closing of XXXX is less than Cash From Borrower XXXX. Please provide source of funds for the EMD.				Reviewer Comment (XXXX-07-01): Received EMD source in trailing docs. Reviewer Comment (XXXX-06-30): Document provided does have the same amount as the EMD. Loan file is still missing sufficient assets.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121529	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Loan designation failure due to ATR failure. This exception will be cleared when all ATR-related exceptions are cleared.				Reviewer Comment (XXXX-07-01): Received EMD source in trailing docs.	XXXX	XXXX	XXXX	No	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350121529	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General Ability to Repay Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	Waterfall exception due to loan file missing income and asset documents.				Reviewer Comment (XXXX-07-01): Received EMD source in trailing docs.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121529	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): Ability to Repay (Dodd-Frank 2014): There are one or more guideline deficiencies related to income and/or asset doc requirements which may impact the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Waterfall exception due to loan file missing income and asset documents.				Reviewer Comment (XXXX-07-01): Received EMD source in trailing docs. Reviewer Comment (XXXX-06-30): Document provided does have the same amount as the EMD. Loan file is still missing sufficient assets.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121529	XXXX	XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		Loan file is missing assets documents to satisfy the assets and reserves requirements. Calculated assets is insufficient to meet the cash to close and reserves requirements.				Reviewer Comment (XXXX-07-01): Received EMD source in trailing docs.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121529	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 85.00000% exceeds Guideline loan to value percentage of 80.00000%.	Maximum LTV for rent-free borrowers is 80%.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Guidelines Representative FICO: 700 Representative FICO: 779	XXXX	Reviewer Comment (XXXX-06-04): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121529	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 85.00000% exceeds Guideline combined loan to value percentage of 80.00000%.	Maximum LTV for rent-free borrowers is 80%.	The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years.	Guidelines Representative FICO: 700 Representative FICO: 779 Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years.	XXXX	Reviewer Comment (XXXX-06-04): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121529	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 6.00.	Calculated assets is insufficient to meet the reserves requirements.				Reviewer Comment (XXXX-07-01): Received EMD source in trailing docs. Reviewer Comment (XXXX-06-30): Document provided does have the same amount as the EMD. Loan file is still missing sufficient assets.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121530	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender requested an exception which was approved for Employment authorization card category C10.	The representative FICO score exceeds the guideline minimum by at least 40 points.		XXXX	Reviewer Comment (XXXX-06-17): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121530	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Borrower's verification of rent was not provided.				Reviewer Comment (XXXX-07-07): 12 months cancelled checks provided Seller Comment (XXXX-07-06): (Rate Lock) docs provided Reviewer Comment (XXXX-07-01): Only 2 months cancelled checks were provided. Guidelines require 12 months verification.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121531	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	State Compliance	Misc. State Level	XXXX Home Loan (Ability to Repay not Verified)	XXXX Home Loan (HB1322): Borrower’s ability to repay not verified with reliable documentation.					Reviewer Comment (XXXX-07-14): Lender Exception with Compensating Factors provided. Client elected to waive. Seller Comment (XXXX-07-10): (Rate Lock) XXXX Approved Exception	XXXX	XXXX	XXXX	No	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121531	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-XXXX exceeds tolerance of $-XXXX. Insufficient or no cure was provided to the borrower. (9300)	Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-XXXX exceeds tolerance of $-XXXX. Insufficient or no cure was provided to the borrower.				Reviewer Comment (XXXX-06-29): XXXXXXXX received rate lock dated 06/02 and as per COC dated 0XXXX. Seller Comment (XXXX-06-26): (Rate Lock) lock confirmation provided	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350121531	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception to allow use of XXXX assets for asset depletion (used 50%).	Borrower has verified disposable income of at least XXXX0.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Disposable Income: XXXX Reserves: 36.83 Guideline Requirement: 6.00 Housing payment history is 0x30x24 or better. Borrower has real estate investment experience as seasoned investor.	XXXX	Reviewer Comment (XXXX-06-12): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121531	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	XXXX funds transferred to a bank account were not enough to cover closing costs. Missing liquidation of other XXXX funds and deposit into an established U.S. bank account.				Reviewer Comment (XXXX-07-14): System cleared after Lender Exception with Compensating Factors provided. Seller Comment (XXXX-07-10): (Rate Lock) XXXX Approved Exception Reviewer Comment (XXXX-06-30): Guidelines require 6 months PITTIA reserves. Assets are not sufficient to cover the cash to close and reserves requirements of 6 months. Available reserves is 5.76 months. Seller Comment (XXXX-06-26): (Rate Lock) see first dispute, we have enough funds	XXXX	XXXX	XXXX	No	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350121531	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): Ability to Repay (Dodd-Frank 2014): There are one or more guideline deficiencies related to income and/or asset doc requirements which may impact the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	XXXX funds transferred to a bank account were not enough to cover closing costs. Missing liquidation of other XXXX funds and deposit into an established U.S. bank account.				Reviewer Comment (XXXX-07-14): System cleared after Lender Exception with Compensating Factors provided. Seller Comment (XXXX-07-10): (Rate Lock) XXXX Approved Exception Reviewer Comment (XXXX-06-30): Guidelines require 6 months PITTIA reserves. Assets are not sufficient to cover the cash to close and reserves requirements of 6 months. Available reserves is 5.76 months. Seller Comment (XXXX-06-26): (Rate Lock) see first dispute, we have enough funds	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121531	XXXX	XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		XXXX funds transferred to a bank account were not enough to cover closing costs. Missing liquidation of other XXXX funds and deposit into an established U.S. bank account.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. Borrower has verified disposable income of at least XXXX0.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Miscellaneous	Disposable Income: XXXX Reserves: 36.83 Guideline Requirement: 6.00 Housing payment history is 0x30x24 or better. Borrower has real estate investment experience as seasoned investor.	XXXX	Reviewer Comment (XXXX-07-14): Lender Exception with Compensating Factors provided. Downgraded and Waived. Seller Comment (XXXX-07-10): (Rate Lock) XXXX Approved Exception Reviewer Comment (XXXX-06-30): Guidelines require 6 months PITTIA reserves. Assets are not sufficient to cover the cash to close and reserves requirements of 6 months. Available reserves is 5.76 months. Seller Comment (XXXX-06-26): (Rate Lock) see first dispute, we have enough funds	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121531	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General Ability to Repay Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	XXXX funds transferred to a bank account were not enough to cover closing costs. Missing liquidation of other XXXX funds and deposit into an established U.S. bank account.				Reviewer Comment (XXXX-07-14): System cleared after Lender Exception with Compensating Factors provided. Seller Comment (XXXX-07-10): (Rate Lock) XXXX Approved Exception Reviewer Comment (XXXX-06-30): Guidelines require 6 months PITTIA reserves. Assets are not sufficient to cover the cash to close and reserves requirements of 6 months. Available reserves is 5.76 months. Seller Comment (XXXX-06-26): (Rate Lock) XXXX has XXXX6 in funds documented. Funds to close were only XXXX so we have more than enough	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121531	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 5.76 is less than Guideline PITIA months reserves of 6.00.		Borrower has verified disposable income of at least XXXX0.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Miscellaneous	Disposable Income: XXXX Reserves: 36.83 Guideline Requirement: 6.00 Housing payment history is 0x30x24 or better. Borrower has real estate investment experience as seasoned investor.	XXXX	Reviewer Comment (XXXX-07-14): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2		B		B		B		B		B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121532	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for sq footage being less than 600.	The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Guidelines Representative FICO: 660 Representative FICO: 760 Housing payment history is 0x30x24 or better	XXXX	Reviewer Comment (XXXX-06-22): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350121532	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for non warrantable guides not being met. Subject is not affiliated with a luxury hotel chain.	The representative FICO score exceeds the guideline minimum by at least 40 points. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. Miscellaneous	Guidelines Representative FICO: 660 Representative FICO: 760 Housing payment history is 0x30x24 or better	XXXX	Reviewer Comment (XXXX-06-22): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350121533	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver Test	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Closing Disclosure dated XXXX was not provided in file documentation.				Reviewer Comment (XXXX-06-17): XXXXXXXX received CD dated XXXX Seller Comment (XXXX-06-16): (Rate Lock) Doc provided	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	No Defined Cure	C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121533	XXXX	XXXX	XXXX	XXXX	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		Note disclosed City as XXXX XXXX Certificate disclosed the City as The XXXX.				Reviewer Comment (XXXX-06-18): Received corrected Flood certificate in trailing docs. Seller Comment (XXXX-06-16): (Rate Lock) Corrected docs provided	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121533	XXXX	XXXX	XXXX	XXXX	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		Note disclosed City as XXXX , Insurance document disclosed the City as The XXXX.				Reviewer Comment (XXXX-06-16): Insurance address matches with the note address. Exception cleared Seller Comment (XXXX-06-16): (Rate Lock) Corrected docs provided	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121536	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Property is a log cabin.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 53.69 Guideline Requirement: 6.00 Debt Service Coverage Ratio: 2.02 Guideline Requirement: 1.00 Guidelines Representative FICO: 660 Representative FICO: 768	XXXX	Reviewer Comment (XXXX-06-25): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121537	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Security Instrument - Subject Lien not provided		Security Instrument missing. Please provide, and note that additional documentation may be needed once the Security Instrument has been entered and evaluated.				Reviewer Comment (XXXX-07-06): Received Security Instrument - Subject Lien document. Verified and updated details. Exception Cleared.	XXXX	XXXX	XXXX	No	1	D	A	D	A	D	A	D	A	D	A	XXXX	XXXX	Investment	Purchase		D	A	D	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121538	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The insured name on the hazard declaration page does not match the XXXX names.				Reviewer Comment (XXXX-06-25): Hazard Insurance is vested in borrower's name. Seller Comment (XXXX-06-24): (Rate Lock) This reflect the borrower not NBS this is acceptable	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121539	XXXX	XXXX	XXXX	XXXX	Credit	Title	Document Error	Title	The Commitment or Preliminary title policy is within XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	Title Evidence: Preliminary; XXXX	The Preliminary Title Policy is within CA and does not reflect a coverage amount (no Final Title Policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (XXXX-06-17): Client accepts EV2 Grade and elects to Waive.	XXXX	XXXX	XXXX	No	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121539	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of XXXX exceeds tolerance of XXXX plus 10% or XXXX. Sufficient or excess cure was provided to the borrower at Closing. (0)					Reviewer Comment (XXXX-06-15): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	No	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Purchase	Final CD evidences Cure	B	B	B	B	A	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350121540	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX Insurance Verification, Tax Verification	Tax verification missing.				Reviewer Comment (XXXX-06-30): Tax verification provided.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121540	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 5.87 is less than Guideline PITIA months reserves of 6.00.	Guidelines require 6 months of reserves; however, only 5.87 months of reserves are available.	Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Disposable Income: XXXX Borrower has worked in the same position for more than 3 years. DTI: 36.63793% Guideline Maximum DTI: 50.00000%	XXXX	Reviewer Comment (XXXX-06-30): Lender Exception with Compensating Factors provided. Downgraded and Waived. Seller Comment (XXXX-06-29): (Rate Lock) Exception added for reserves	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121540	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Waterfall due to insufficient assets to cover reserves.				Reviewer Comment (XXXX-06-30): Lender Exception with Compensating Factors provided. Downgraded and Waived. System cleared. Seller Comment (XXXX-06-29): (Rate Lock) Exception added for reserves	XXXX	XXXX	XXXX	No	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350121540	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General Ability to Repay Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	Waterfall due to insufficient assets to cover reserves.				Reviewer Comment (XXXX-06-30): Lender Exception with Compensating Factors provided. Downgraded and Waived. System cleared. Seller Comment (XXXX-06-29): (Rate Lock) Exception added for reserves	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121540	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): Ability to Repay (Dodd-Frank 2014): There are one or more guideline deficiencies related to income and/or asset doc requirements which may impact the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Waterfall due to insufficient assets to cover reserves.				Reviewer Comment (XXXX-06-30): Lender Exception with Compensating Factors provided. Downgraded and Waived. System cleared. Seller Comment (XXXX-06-29): (Rate Lock) Exception added for reserves	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121540	XXXX	XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		Assets in file are insufficient to satisfy reserve requirements.	Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Disposable Income: XXXX Borrower has worked in the same position for more than 3 years. DTI: 36.63793% Guideline Maximum DTI: 50.00000%	XXXX	Reviewer Comment (XXXX-06-30): Lender Exception with Compensating Factors provided. Downgraded and Waived. Seller Comment (XXXX-06-29): (Rate Lock) Exception added for reserves	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121540	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 90.00000% exceeds Guideline loan to value percentage of 80.00000%.	LTV of 90% exceeds guideline max of 80% for a rural property.	Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Disposable Income: XXXX Borrower has worked in the same position for more than 3 years. DTI: 36.63793% Guideline Maximum DTI: 50.00000%	XXXX	Reviewer Comment (XXXX-06-19): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121540	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 90.00000% exceeds Guideline combined loan to value percentage of 80.00000%.	LTV of 90% exceeds guideline max of 80% for a rural property.	Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Disposable Income: XXXX Borrower has worked in the same position for more than 3 years. DTI: 36.63793% Guideline Maximum DTI: 50.00000%	XXXX	Reviewer Comment (XXXX-06-19): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121545	XXXX	XXXX	XXXX	XXXX	Credit	Guideline	Guideline Issue	Guideline	Borrower is a first time home buyer and ineligible per guidelines.		Lender approved exception to proceed with a first-time homebuyer and a first-time investor.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Guidelines Representative FICO: 660 Representative FICO: 799 Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-06-24): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121545	XXXX	XXXX	XXXX	XXXX	Credit	Guideline	Guideline Issue	Guideline	Borrower is a first time home buyer and ineligible per guidelines.	Borrower: XXXX XXXX	Lender exception approved for FTHB.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Guidelines Representative FICO: 660 Representative FICO: 799 Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-06-24): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121547	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of XXXX exceeds tolerance of XXXX plus 10% or XXXX. Sufficient or excess cure was provided to the borrower at Closing. (0)					Reviewer Comment (XXXX-05-28): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	No	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350121548	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Borrower's own funds percent discrepancy.	Calculated borrower's own funds of 9.85% is less than Guideline required borrower's own funds of 100.00%.	Lender exception approved to use gift funds on investment transaction.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Borrower has worked in the same position for more than 3 years. Guidelines Representative FICO: 680 Representative FICO: 759 Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-06-18): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350121548	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for XXXX W-2 transcripts not reflecting any income.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Borrower has worked in the same position for more than 3 years. Guidelines Representative FICO: 680 Representative FICO: 759 Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-06-18): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350121549	XXXX	XXXX	XXXX	XXXX	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of XXXX is less than the note amount of XXXX based on the Commitment in file.	Policy amount is lower than the final loan amount in Title commitment.				Reviewer Comment (XXXX-07-09): Received updated title Seller Comment (XXXX-07-08): (Rate Lock) Please see updated title	XXXX	XXXX	XXXX	No	1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121549	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.75 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Lender approved exception for DSCR ratio between 0.75 and 0.99.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Reserves: 137.15 Guideline Requirement: 6.00 Loan to Value: 64.23077% Guideline Maximum Loan to Value: 75.00000% Housing payment history is 0x30x12	XXXX	Reviewer Comment (XXXX-07-06): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121552	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.93 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Lender Approval Request for DSCR below guideline minimum of 1.000	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Reserves: 133.84 Guideline Requirement: 6.00 Guidelines Representative FICO: 660 Representative FICO: 766 Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-06-24): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121554	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for an expired credit report.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. The qualifying DSCR on the loan is greater than the guideline minimum. Miscellaneous	Guidelines Representative FICO: 660 Representative FICO: 742 The DSCR of 1.23 is greater than the minimum required DSCR of 1.00. Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-06-09): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121555	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender Exceptions Request to cash-out refinance of a recently vacated primary residence, and borrower is currently living rent free at new primary.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	Reserves: 23.52 Guideline Requirement: 6.00 Debt Service Coverage Ratio: 2.19 Guideline Requirement: 1.00	XXXX	Reviewer Comment (XXXX-06-25): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121556	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: HUD/CD not provided		Final HUD is not signed				Reviewer Comment (XXXX-06-23): Received Closing Statement in trailing docs.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121556	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.83 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	DSCR is less than the guideline minimum of 1.00.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 99.22 Guideline Requirement: 6.00 Guidelines Representative FICO: 660 Representative FICO: 792	XXXX	Reviewer Comment (XXXX-06-12): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121558	XXXX	XXXX	XXXX	XXXX	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Hazard insurance coverage is short XXXX. Provide a policy reflecting sufficient coverage or replacement cost estimator.				Reviewer Comment (XXXX-06-16): Replacement Cost Estimator document received and information updated. Exception Cleared.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350121558	XXXX	XXXX	XXXX	XXXX	Credit	Income	Income Error	Income	Income document is missing the document date and/or tax year.	Borrower: XXXX XXXX XXXX // Employment Type: Employment / Income Type: Bank Statements / Start Date: XXXX // Document: CPA Letter / Document Date: <empty> / Tax Year: <empty>	CPA Letter is not dated.				Reviewer Comment (XXXX-06-16): A Letter of Explanation has been received in the file regarding the CPA letter date, and the details are adequately supported for both the borrower’s income and business assets. Exception cleared.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350121558	XXXX	XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		File is missing documentation to prove that the withdrawal of funds will not negatively impact the business.				Reviewer Comment (XXXX-06-16): A Letter of Explanation has been received in the file regarding the CPA letter date, and the details are adequately supported for both the borrower’s income and business assets. Exception cleared. Seller Comment (XXXX-06-16): (Rate Lock) Business assets are not being used, therefore this is not needed per guidelines.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350121558	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		CPA letter is not dated.				Reviewer Comment (XXXX-06-16): A Letter of Explanation has been received in the file regarding the CPA letter date, and the details are adequately supported for both the borrower’s income and business assets. Exception cleared.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350121560	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Subject property cannot be rebuilt as multiproperty dwelling is destroyed.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Reserves: 478XXXX Guideline Requirement: 6.00 Guidelines Representative FICO: 660 Representative FICO: 751 Housing payment history is 0x30x24 or better	XXXX	Reviewer Comment (XXXX-06-11): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121561	XXXX	XXXX	XXXX	XXXX	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2	Note Date: XXXX; Lien Position: 1					Reviewer Comment (XXXX-06-22): Received CDA in trailing docs. Seller Comment (XXXX-06-18): Please see attached CDA	XXXX	XXXX	XXXX	No	1	D	A	D	A	D	A	D	A	D	A	XXXX	XXXX	Primary	Purchase		D	B	C	A	C	B	D	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121561	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud report not provided in file.				Reviewer Comment (XXXX-06-17): Fraud report provided. Seller Comment (XXXX-06-15): See attached fraud report	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		D	B	C	A	C	B	D	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121561	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.59421% or Final Disclosure APR of 9.67800% is equal to or greater than the threshold of APOR 6.41% + 1.5%, or 7.91000%. Non-Compliant Higher Priced Mortgage Loan.	Reviewer Comment (XXXX-06-25): Additional appraisal reports provided.

Seller Comment (XXXX-06-25): see attached

Reviewer Comment (XXXX-06-23): Document provided shows the appraisal was provided 0XXXX, Appraisal in file has a report date of XXXXXXXX. Please provide the appraisal that was provided to the borrower on 0XXXX.

Seller Comment (XXXX-06-22): See trailing docs for evidence of full appraisal delivery

Reviewer Comment (XXXX-06-22): Evidence of borrower's receipt of the full Appraisal at least 3 business days prior to closing is still required to clear this exception.

Seller Comment (XXXX-06-18): CDA uploaded please clear
																				XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		D	B	C	A	C	B	D	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121561	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Appraisal report was done XXXX which is one day prior to closing. A copy of the appraisal was not provided to borrower at least 3 business days prior to closing.	Reviewer Comment (XXXX-06-25): Additional appraisal reports provided.

Seller Comment (XXXX-06-25): see attached

Reviewer Comment (XXXX-06-23): Document provided shows the appraisal was provided 0XXXX, Appraisal in file has a report date of XXXXXXXX. Please provide the appraisal that was provided to the borrower on 0XXXX.

Seller Comment (XXXX-06-22): See attached proof of the full appraisal delivery

Reviewer Comment (XXXX-06-22): Evidence of borrower's receipt of the full Appraisal at least 3 business days prior to closing is still required to clear this exception.

Seller Comment (XXXX-06-18): CDA uploaded please clear
																				XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		D	B	C	A	C	B	D	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121561	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of revised valuation to applicant three (3) business days prior to consummation. Revised valuation reflects clerical change only, no impact to compliant HPML determination. (Type:Primary/XXXX)					Reviewer Comment (XXXX-06-25): Client accepts EV2 Grade and elects to Waive. Seller Comment (XXXX-06-25): Please waive and clear.	XXXX	XXXX	XXXX	No	2		B		B		B		B		B	XXXX	XXXX	Primary	Purchase		D	B	C	A	C	B	D	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121563	XXXX	XXXX	XXXX	XXXX	Credit	Title	Document Error	Title	The Commitment or Preliminary title policy is within XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	Title Evidence: Preliminary; XXXX					Reviewer Comment (XXXX-06-18): Lender accepts EV2 exception and elects to waive.	XXXX	XXXX	XXXX	No	1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	A	B	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350121564	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided		SOS for borrowing entity provided in file is missing date. Could not verify that business was active within 120 days prior to closing.				Reviewer Comment (XXXX-07-01): Received proof of date in trailing docs.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350121565	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exceptions for leases against the subject property which is a SFR.	The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Guidelines Representative FICO: 660 Representative FICO: 798 Reserves: 93.01 Guideline Requirement: 6.00 Loan to Value: 45.89878% Guideline Maximum Loan to Value: 75.00000%	XXXX	Reviewer Comment (XXXX-07-08): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121569	XXXX	XXXX	XXXX	XXXX	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of XXXX is less than the note amount of XXXX based on the Commitment in file.					Reviewer Comment (XXXX-06-25): Client accepts EV2 Grade and elects to Waive. Seller Comment (XXXX-06-24): (Rate Lock) Lender accepts Ev2	XXXX	XXXX	XXXX	No	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121569	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 75.00000% exceeds Guideline loan to value percentage of 65.00000%.	Exception required DSCR less than 1.0 at 0.985 and LTV over maximum allowed of 65% when DSCR is under 1.0 (requesting 75%).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Miscellaneous Borrower's Experience/Track Record	Housing payment history is 0x30x24 or better. The borrower is an experienced investor	XXXX	Reviewer Comment (XXXX-07-15): Lender Exception with Compensating Factors provided. Downgraded and Waived. Seller Comment (XXXX-07-14): (Rate Lock) Updated exception provided	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121569	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 75.00000% exceeds Guideline combined loan to value percentage of 65.00000%.	Exception required DSCR less than 1.0 at 0.985 and CLTV over maximum allowed of 65% when DSCR is under 1.0 (requesting 75%).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Miscellaneous Borrower's Experience/Track Record	Housing payment history is 0x30x24 or better. The borrower is an experienced investor	XXXX	Reviewer Comment (XXXX-07-15): Lender Exception with Compensating Factors provided. Downgraded and Waived. Seller Comment (XXXX-07-14): (Rate Lock) Updated exception provided	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121569	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of 716 is less than Guideline representative FICO score of 740.	Representative FICO score of 716 is less than guideline representative FICO score of 740.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Miscellaneous Borrower's Experience/Track Record	Housing payment history is 0x30x24 or better. The borrower is an experienced investor	XXXX	Reviewer Comment (XXXX-07-15): Lender Exception with Compensating Factors provided. Downgraded and Waived. Seller Comment (XXXX-07-14): (Rate Lock) Updated exception provided	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121569	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Exception request for Property is legal nonconforming and if destroyed 50% or greater, the property can only be rebuilt if it meets current zoning requirements.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Miscellaneous Borrower's Experience/Track Record	Housing payment history is 0x30x24 or better. The borrower is an experienced investor	XXXX	Reviewer Comment (XXXX-07-15): Lender Exception with Compensating Factors provided. Downgraded and Waived. Seller Comment (XXXX-07-14): (Rate Lock) Updated exception provided	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121569	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for DSCR being less than 1.00.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Miscellaneous Borrower's Experience/Track Record	Housing payment history is 0x30x24 or better. The borrower is an experienced investor	XXXX	Reviewer Comment (XXXX-07-15): Lender Exception with Compensating Factors provided. Downgraded and Waived. Seller Comment (XXXX-07-14): (Rate Lock) Updated exception provided Reviewer Comment (XXXX-06-11): Please provide updated lender exception excluding LTV as a comp factor. Lender exception form provided shows LTV less than 70% and at least 5% less than the guideline maximum. Guideline maximum is 65%.	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121570	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Documentation	Guideline	Missing Document: Asset not provided		Closing Disclosure/Closing Statement/HUD-1 was not provided to verify Pending Net Sale Proceeds shown on 1003.				Reviewer Comment (XXXX-07-15): Closing Statements provided.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121571	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Loan file is missing documentation to verify borrower has been in the same line of work for at least 4 years.				Reviewer Comment (XXXX-07-15): CPA letter and Borrower letter provide.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350121572	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Lender approved exception to use the income XXXX LLC in which ownership is indirect through a trust of which the borrower is the sole trustee.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least XXXX0.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been employed in the same industry for more than 5 years. Disposable Income: XXXX Borrower has worked in the same position for more than 3 years. Loan to Value: 64.93344% Guideline Maximum Loan to Value: 80.00000% DTI: 9.05560% Guideline Maximum DTI: 50.00000% Guidelines Representative FICO: 660 Representative FICO: 776	XXXX	Reviewer Comment (XXXX-06-29): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Rate/Term		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121573	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 75.00000% exceeds Guideline loan to value percentage of 70.00000%.	Requesting LTV exception to go to 75% when the maximum allowed is 70% for a declining market.	The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-06-11): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121573	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 75.00000% exceeds Guideline combined loan to value percentage of 70.00000%.	5% LTV deduction for declining market.	The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-06-11): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121573	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 8.84 is less than Guideline PITIA months reserves of 12.00.	12 months required for escrow waiver.	The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-07-07): Lender Exception with Compensating Factors provided. Downgraded and Waived. Seller Comment (XXXX-07-06): (Rate Lock) exception provided	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121574	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Timing Before Closing Test	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XXXX not received by borrower at least four (4) business days prior to closing. (Interim/XXXX)	The revised Loan Estimate issued on XXXX was acknowledged by the borrower on XXXX.				Reviewer Comment (XXXX-06-30): Data capture. Upon review the LE was received timely. Seller Comment (XXXX-06-29): (Rate Lock) Lender accepts EV2	XXXX	XXXX	XXXX	No	1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Primary	Purchase	No Defined Cure	C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121574	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien	TRID Final Closing Disclosure XXXX on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Final/XXXX)	No seller-paid fees or charges were identified on either the Final Closing Disclosure or the Seller Closing Disclosure.				Reviewer Comment (XXXX-06-30): XXXXXXXX received Letter of Explanation & Corrected Closing Disclosure.	XXXX	XXXX	XXXX	No	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350121574	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception to allow 10 months of statements instead of the 12 months required. Business started in XXXX XXXX but owned prior business in the same type of ecommerce for 8 years.	Borrower has verified disposable income of at least XXXX0.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower has been employed in the same industry for more than 5 years.	DTI: 29.66391% Guideline Maximum DTI: 45.00000% Guidelines Representative FICO: 700 Representative FICO: 796 Borrower has been employed in the same industry for more than 5 years.	XXXX	Reviewer Comment (XXXX-06-19): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121575	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.94 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.94 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reserves: 12.50 Guideline Requirement: 6.00	XXXX	Reviewer Comment (XXXX-06-11): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121582	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		Third-party verification/CFA that use of business funds will not have a negative impact on the businesses was not provided.				Reviewer Comment (XXXX-07-01): Received document in trailing docs.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350121582	XXXX	XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		Third-party verification/CFA that use of business funds will not have a negative impact on the businesses was not provided.				Reviewer Comment (XXXX-07-01): Received document in trailing docs.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350121584	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender Exception in file for the subject has a 2nd dwelling on the site which is a manufactured home with an addition which produces XXXX per month in rental income. Appraiser has excluded the manufactured home from the appraised value it is being included as personal property.	Borrower has owned the subject property for at least 5 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Loan to Value: 64.28571% Guideline Maximum Loan to Value: 75.00000%	XXXX	Reviewer Comment (XXXX-06-30): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121585	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided	Corporate Resolution was not found in file.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Miscellaneous	Mortgage history 4+ years 0x30	XXXX	Reviewer Comment (XXXX-07-07): Lender Exception with Compensating Factors provided. Downgraded and Waived.

Seller Comment (XXXX-07-06): See attached approved exception

Reviewer Comment (XXXX-06-25): Corporate Resolution provided is dated post-close. Guidelines require the form at initial file review. Please provide pre-closing form or lender exception with Compensating Factors to down grade and waive.

Seller Comment (XXXX-06-24): See attached resolution

Reviewer Comment (XXXX-06-18): Operating agreement states that decision to acquire by purchase real property requires an unanimous consent/vote of members owning not less than 100% of the Membership units of the company.

Seller Comment (XXXX-06-16): See attached operating agreement paragraph 7.

Reviewer Comment (XXXX-06-15): Guarantor is 85% owner of borrowing entity; LLC resolution required giving guarantor authority to bind the company.

Seller Comment (XXXX-06-11): Corporate resolution not required in XXXX on LLC's.  File has Articles of incorporation and the operating agreement.
																				XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121586	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Insurance	Missing Document: Flood Certificate not provided		Flood Certificate not provided.				Reviewer Comment (XXXX-07-01): Received Flood certificate in trailing docs. Seller Comment (XXXX-06-30): Flood Certificate	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121586	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Closing Instructions not provided		Closing Instructions not provided.				Reviewer Comment (XXXX-07-01): Received Closing instructions in trailing docs. Seller Comment (XXXX-06-30): Closing instructions	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121588	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 80.00000% exceeds Guideline loan to value percentage of 75.00000%.	Lender approval exception for 80% LTV on refi.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 162.03 Guideline Requirement: 12.00 Guidelines Representative FICO: 660 Representative FICO: 747	XXXX	Reviewer Comment (XXXX-07-06): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121588	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 80.00000% exceeds Guideline combined loan to value percentage of 75.00000%.	Lender approval exception for 80% LTV on refi.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 162.03 Guideline Requirement: 12.00 Guidelines Representative FICO: 660 Representative FICO: 747	XXXX	Reviewer Comment (XXXX-07-06): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121588	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception to allow vacant ADU market rent towards ratio calculation.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 162.03 Guideline Requirement: 12.00 Guidelines Representative FICO: 660 Representative FICO: 747	XXXX	Reviewer Comment (XXXX-07-06): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121590	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Reinspection Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. (7552)					Reviewer Comment (XXXX-06-11): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	No	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	B	B	B	B	A	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350121590	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Subject property has 2 ADUs versus guidelines with 2 ADUs not permitted.	The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. Borrower has been employed in the same industry for more than 5 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been employed in the same industry for more than 5 years. DTI: 7.77564% Guideline Maximum DTI: 50.00000% Guidelines Representative FICO: 660 Representative FICO: 718	XXXX	Reviewer Comment (XXXX-06-12): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121590	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Insufficient tradelines: 2 active tradelines required.	The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. Borrower has been employed in the same industry for more than 5 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been employed in the same industry for more than 5 years. DTI: 7.77564% Guideline Maximum DTI: 50.00000% Guidelines Representative FICO: 660 Representative FICO: 718	XXXX	Reviewer Comment (XXXX-06-12): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121591	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 80.00000% exceeds Guideline loan to value percentage of 75.00000%.	Lender approval exception for 80% LTV on refi.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 28.38 Guideline Requirement: 12.00 Guidelines Representative FICO: 660 Representative FICO: 747	XXXX	Reviewer Comment (XXXX-07-06): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Rate/Term		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121591	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 80.00000% exceeds Guideline combined loan to value percentage of 75.00000%.	Lender approval exception for 80% LTV on refi.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 28.38 Guideline Requirement: 12.00 Guidelines Representative FICO: 660 Representative FICO: 747	XXXX	Reviewer Comment (XXXX-07-06): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Rate/Term		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121591	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception to allow vacant ADU market rent towards ratio calculation.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 28.38 Guideline Requirement: 12.00 Guidelines Representative FICO: 660 Representative FICO: 747	XXXX	Reviewer Comment (XXXX-07-06): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Rate/Term		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121592	XXXX	XXXX	XXXX	XXXX	Credit	Guideline	Guideline Issue	Guideline	Borrower is a first time home buyer and ineligible per guidelines.	Borrower: XXXX	Lender approved exception for borrower being a first time investor while living rent free. Co-borrower is a first time investor and purchase her first home within the past year.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 69.00 Guideline Requirement: 6.00 Guidelines Representative FICO: 660 Representative FICO: 750	XXXX	Reviewer Comment (XXXX-06-24): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121593	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for association with outstanding repairs.	The qualifying DTI on the loan is at least 10% less than the guideline maximum. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Miscellaneous	DTI: 35.98987% Guideline Maximum DTI: 50.00000% Reserves: 67.42 Guideline Requirement: 3.00 Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-07-01): Lender Exception with Compensating Factors provided. Downgraded and Waived. Seller Comment (XXXX-06-30): Revised credit exception - DTI 23.9%, Reviewer Comment (XXXX-06-25): Due Diligence Calculated DTI is 35.99%, Lender DTI is DTI<43% is 23.93%. Negative cash flow of XXXX is shown on the 1008XXXXlculated PITIA is XXXX. Lease agreement in file does not show property address and 1003 does not reflect rental income was used. Please update compensating factors or provide updated 1003 and lease agreement.	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350121593	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Lender approved exception for borrower being a foreign national.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. Miscellaneous	Reserves: 67.42 Guideline Requirement: 3.00 DTI: 35.98987% Guideline Maximum DTI: 50.00000% Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-07-01): Lender Exception with Compensating Factors provided. Downgraded and Waived.

Seller Comment (XXXX-06-30): Revised credit exception

Seller Comment (XXXX-06-30): Foreign national is allowed under this Legacy full doc program to cash-out refi on an investment property.. Providing lock confirmation,

Reviewer Comment (XXXX-06-25): Due Diligence Calculated DTI is 35.99%, Lender DTI is DTI<43% is 23.93%. Negative cash flow of XXXX is shown on the 1008XXXXlculated PITIA is XXXX. Lease agreement in file does not show property address and 1003 does not reflect rental income was used. Please update compensating factors or provide updated 1003 and lease agreement.
																				XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350121593	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX XXXX CPA License	Borrower is a foreign national and self-employed. Guidelines require a copy of the borrower's accountant's license, and it is missing from the file.				Reviewer Comment (XXXX-07-01): Received Flood certificate in trailing docs. Seller Comment (XXXX-06-30): CPA license is on page 2	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350121593	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Borrower is a foreign national and self-employed. Guidelines require a copy of the borrower's accountant's license, and it is missing from the file.				Reviewer Comment (XXXX-07-01): Received License in trailing docs. Seller Comment (XXXX-06-30): CPA license - page 2	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350121595	XXXX	XXXX	XXXX	XXXX	Credit	Title	Document Error	Title	The Commitment or Preliminary title policy is within XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	Title Evidence: Preliminary; XXXX					Reviewer Comment (XXXX-07-01): Client accepts EV2 Grade and elects to Waive.	XXXX	XXXX	XXXX	No	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121596	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception to allow square footage smaller than 500 sq. Ft for a unit.	The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous The qualifying DSCR on the loan is greater than the guideline minimum.	Guidelines Representative FICO: 660 Representative FICO: 779 Housing payment history is 0x30x24 or better. The DSCR of 1.35 is greater than the minimum required DSCR of 1.00.	XXXX	Reviewer Comment (XXXX-07-02): Lender Exception with Compensating Factors provided. Downgraded and Waived. Seller Comment (XXXX-07-01): (Rate Lock) Updated Reviewer Comment (XXXX-06-29): Calculated DSCR is 1.35. Lender exception in file is for DSCR of 1.31. Please provide a corrected Lender exception.	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121596	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for a XXXX condo cash out refinance.	The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous The qualifying DSCR on the loan is greater than the guideline minimum.	Guidelines Representative FICO: 660 Representative FICO: 779 Housing payment history is 0x30x24 or better. The DSCR of 1.35 is greater than the minimum required DSCR of 1.00.	XXXX	Reviewer Comment (XXXX-07-02): Lender Exception with Compensating Factors provided. Downgraded and Waived. Seller Comment (XXXX-07-01): (Rate Lock) Updated Reviewer Comment (XXXX-06-29): Calculated DSCR is 1.35. Lender exception in file is for DSCR of 1.31. Please provide a corrected Lender exception.	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121597	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender Exception is requested for 1*30*6 for mortgage history. Borrower has been at the same primary residence for over XXXX years, with credit history beginning in XXXX.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.	Reserves: 386.14 Guideline Requirement: 3.00 Borrower's Own Funds Percent: 100.00% Borrower's Own Funds Amount: XXXX	XXXX	Reviewer Comment (XXXX-06-10): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121597	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender Exception is requested to allow an interested party contribution that exceeds the maximum of 3%. Per contract addendum, the seller is to pay XXXX, where the program maximum of 3% would be XXXX.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.	Reserves: 386.14 Guideline Requirement: 3.00 Borrower's Own Funds Percent: 100.00% Borrower's Own Funds Amount: XXXX	XXXX	Reviewer Comment (XXXX-06-10): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121597	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender Exception is requested to consider the XXXX XXXX without the CPA letter confirming funds will not have a negative impact on the business.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.	Reserves: 386.14 Guideline Requirement: 3.00 Borrower's Own Funds Percent: 100.00% Borrower's Own Funds Amount: XXXX	XXXX	Reviewer Comment (XXXX-06-10): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121598	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	State Compliance	State HPML	XXXX HPML Threshold Test Compliant	Massachusetts Higher-Priced Mortgage Loan: APR on subject loan of 9.44246% or Final Disclosure APR of 9.53000% is equal to or greater than the threshold of APOR 6.42% + 2.5%, or 8.92000% Compliant Higher Priced Loan.					Reviewer Comment (XXXX-06-19): Client accepts EV2 Grade and elects to Waive. Seller Comment (XXXX-06-18): Please waive Compliance EV 2	XXXX	XXXX	XXXX	No	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase	No obvious cure	C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121598	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX XXXX Third Party Verification	The loan file is missing verification that the borrower's businesses are currently active.				Reviewer Comment (XXXX-06-22): Received CPA letter in trailing docs. Seller Comment (XXXX-06-18): See attached CPA letter and business entity documents verifying the business is open and active within last 120 days.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121598	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		The loan file is missing verification that the borrower's businesses are currently active.				Reviewer Comment (XXXX-06-22): Received CPA letter in trailing docs. Seller Comment (XXXX-06-18): See attached CPA letter and business entity documents verifying the business is open and active within last 120 days.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121598	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Waterfall due to The loan file is missing verification that the borrower's businesses are currently active.				Reviewer Comment (XXXX-06-22): Received CPA letter in trailing docs. Seller Comment (XXXX-06-18): See attached CPA letter and business entity documents verifying the business is open and active within last 120 days.	XXXX	XXXX	XXXX	No	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350121598	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General Ability to Repay Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	The loan file is missing verification that the borrower's businesses are currently active.				Reviewer Comment (XXXX-06-22): Received CPA letter in trailing docs. Seller Comment (XXXX-06-18): See attached CPA letter and business entity documents verifying the business is open and active within last 120 days.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121598	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): Ability to Repay (Dodd-Frank 2014): There are one or more guideline deficiencies related to income and/or asset doc requirements which may impact the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The loan file is missing verification that the borrower's businesses are currently active.				Reviewer Comment (XXXX-06-22): Received CPA letter in trailing docs. Seller Comment (XXXX-06-18): See attached CPA letter and business entity documents verifying the business is open and active within last 120 days.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121599	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.92 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	DSCR is less than the guideline minimum of 1.00.	The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Guidelines Representative FICO: 660 Representative FICO: 771 Housing payment history is 0x30x24 or better	XXXX	Reviewer Comment (XXXX-06-11): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121600	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Allow Vacant 2 Unit Property (at least 1 unit is to be Leased)	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 89.29 Guideline Requirement: 6.00 Guidelines Representative FICO: 660 Representative FICO: 721	XXXX	Reviewer Comment (XXXX-06-25): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121601	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.80 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Exception for DSCR Score <1 and LTV of 80%.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous Miscellaneous	Housing payment history is 0x30x24 or better. Monthly reserves verified AND at least 4 months more than guideline minimum	XXXX	Reviewer Comment (XXXX-07-02): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		D	B	D	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121601	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Rate lock provided is for a different property.				Reviewer Comment (XXXX-07-09): Received rate lock in trailing docs.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	D	A	XXXX	XXXX	Investment	Purchase		D	B	D	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121602	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception to allow vacant ADU market rent towards ratio calculation.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 33.56 Guideline Requirement: 6.00 Guidelines Representative FICO: 660 Representative FICO: 747	XXXX	Reviewer Comment (XXXX-07-06): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Rate/Term		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121602	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Original As-Is CLTV exceeds the maximum allowed per guidelines.	Calculated Original As-Is CLTV of 80.00000% exceeds the maximum allowed per guidelines. Guideline Original As-Is CLTV 75.00000%.	Lender approval exception for 80% LTV on refi.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 33.56 Guideline Requirement: 6.00 Guidelines Representative FICO: 660 Representative FICO: 747	XXXX	Reviewer Comment (XXXX-07-06): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Rate/Term		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121602	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Original As-Is LTV exceeds the maximum allowed per guidelines.	Calculated Original As-Is LTV of 80.00000% exceeds the maximum allowed per guidelines. Guideline Original As-Is LTV 75.00000%.	Lender approval exception for 80% LTV on refi.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 33.56 Guideline Requirement: 6.00 Guidelines Representative FICO: 660 Representative FICO: 747	XXXX	Reviewer Comment (XXXX-07-06): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Rate/Term		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121603	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.85 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	DSCR is less than the guideline minimum of 1.00.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Reserves: 58.19 Guideline Requirement: 6.00 Loan to Value: 54.20290% Guideline Maximum Loan to Value: 75.00000% Guidelines Representative FICO: 660 Representative FICO: 771 Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-06-10): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121605	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.91 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	The lender exception requested for DSCR below 1 at 0.906.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 62.91 Guideline Requirement: 12.00 Guidelines Representative FICO: 740 Representative FICO: 806	XXXX	Reviewer Comment (XXXX-06-24): Exception comments have been reviewed for spelling and grammar errors	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Rate/Term		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121605	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 79.64228% exceeds Guideline loan to value percentage of 75.00000%.	Calculated loan to value percentage of 79.64228% exceeds Guideline loan to value percentage of 75.00000%.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 62.91 Guideline Requirement: 12.00 Guidelines Representative FICO: 740 Representative FICO: 806	XXXX	Reviewer Comment (XXXX-06-24): Exception comments have been reviewed for spelling and grammar errors	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Rate/Term		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121605	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 79.64228% exceeds Guideline combined loan to value percentage of 75.00000%.	Calculated combined loan to value percentage of 79.64228% exceeds Guideline combined loan to value percentage of 75.00000%.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 62.91 Guideline Requirement: 12.00 Guidelines Representative FICO: 740 Representative FICO: 806	XXXX	Reviewer Comment (XXXX-06-24): Exception comments have been reviewed for spelling and grammar errors	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Rate/Term		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121606	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.87 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Lender Approval requested for DSCR under 1 at 0.870.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 46.82 Guideline Requirement: 6.00 Guidelines Representative FICO: 660 Representative FICO: 806	XXXX	Reviewer Comment (XXXX-06-24): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Rate/Term		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121606	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 79.67480% exceeds Guideline loan to value percentage of 70.00000%.	Lender Approval requested for LTV of 77.624% when maximum would be 70%.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 46.82 Guideline Requirement: 6.00 Guidelines Representative FICO: 660 Representative FICO: 806	XXXX	Reviewer Comment (XXXX-06-24): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Rate/Term		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121606	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 79.67480% exceeds Guideline combined loan to value percentage of 70.00000%.	Lender Approval requested for LTV of 77.624% when maximum would be 70%.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 46.82 Guideline Requirement: 6.00 Guidelines Representative FICO: 660 Representative FICO: 806	XXXX	Reviewer Comment (XXXX-06-24): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Rate/Term		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121607	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.86 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Lender exception in file to approve with DSCR less than 1.00.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 59.92 Guideline Requirement: 6.00 Guidelines Representative FICO: 660 Representative FICO: 806	XXXX	Reviewer Comment (XXXX-06-25): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Rate/Term		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121607	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 79.67480% exceeds Guideline loan to value percentage of 75.00000%.	Lender exception in file to exceed maximum 75% LTV.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 59.92 Guideline Requirement: 6.00 Guidelines Representative FICO: 660 Representative FICO: 806	XXXX	Reviewer Comment (XXXX-06-25): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Rate/Term		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121608	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided	Certificate of Good Standing was not found in file.	Reviewer Comment (XXXX-06-10): COGS provided.

Seller Comment (XXXX-06-09): (Rate Lock) Please see attached dated XXXX1

Seller Comment (XXXX-06-09): (Rate Lock) XXXXly find attached with SOS that includes today's date.

Reviewer Comment (XXXX-06-08): The issue is with the document dates. The document to verify the existence of business should be dated within 120 days of the note date per guidelines. The documents provided show business formation. More recent documents would evidence business is still in existence.

Seller Comment (XXXX-06-08): (Rate Lock)
Please see attached , the Articles of Organization showing that the business was formed on XXXX. This formation date is also reflected in the Secretary of State records, which confirm that the business is currently in good standing.  Lastly, the IRS EIN reflects XXXX as the year the business was established.

The attachments should clear the condition validating that the business has been in existence for >120 days. Thanks and please advise

Seller Comment (XXXX-06-05): (Rate Lock) Please be advised that the initial filling date is reflecting on the top right of the document

Reviewer Comment (XXXX-06-05): The Business Search provided is missing document date. Cannot verify that business was in existence at least 120 days prior to the note date.

Seller Comment (XXXX-06-04): Please see attached the Secretary of State documentation showing that the business is in good standing and actively operating and that was also in the credit package

Seller Comment (XXXX-06-04): (Rate Lock) Please be advised that this was in the credit package ,and XXXXly find re-attached .  please review and advise,
																				XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350121610	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.84 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	DSCR Ratio below 1 (0.850). LTV is at 80%; the guideline maximum is 75%.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 21.04 Guideline Requirement: 6.00 Guidelines Representative FICO: 660 Representative FICO: 744	XXXX	Reviewer Comment (XXXX-06-30): Lender Exception with Compensating Factors provided. Downgraded and Waived. Seller Comment (XXXX-06-28): (Rate Lock) provided Reviewer Comment (XXXX-06-19): Exception not provided for DSCR < 1.	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121610	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 80.00000% exceeds Guideline loan to value percentage of 75.00000%.		Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 21.04 Guideline Requirement: 6.00 Guidelines Representative FICO: 660 Representative FICO: 744	XXXX	Reviewer Comment (XXXX-06-19): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121610	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 80.00000% exceeds Guideline combined loan to value percentage of 75.00000%.		Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 21.04 Guideline Requirement: 6.00 Guidelines Representative FICO: 660 Representative FICO: 744	XXXX	Reviewer Comment (XXXX-06-19): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121612	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Documentation	Credit	No evidence of fraud report in file	Credit Report: Original // Borrower: XXXX XXXX, Credit Report: Original // Borrower: XXXX XXXX					Reviewer Comment (XXXX-06-30): Received fraud report in trailing docs. Seller Comment (XXXX-06-26): (Rate Lock) Fraud docs provided	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121612	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided						Reviewer Comment (XXXX-06-30): Received fraud report in trailing docs. Seller Comment (XXXX-06-26): (Rate Lock) Fraud docs provided	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121612	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Interim Closing Disclosure Timing Regular APR Change	TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure issued on XXXX contains a change in APR and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation.	Reviewer Comment (XXXX-06-30): Document showing borrower viewed the document was not provided.

Seller Comment (XXXX-06-30): (Rate Lock) Please review the doc sent, it states the borrower accessed the CD XXXX and this is compliant as we have proof he viewed it then.

Reviewer Comment (XXXX-06-29): XXXXXXXX received rebuttal that XXXX CD sent & viewed on XXXX.  However, as previously noted, the XXXX CD provided does not reflect any receipt or signature and mailbox rule is in effect and would be XXXX receipt date.  Lender should provide the proof of earlier receipt on XXXX to address.

Seller Comment (XXXX-06-26): (Rate Lock) CD sent and viewed XXXX, which ESD is XXXX and loan signed XXXX this is compliant

Reviewer Comment (XXXX-06-23): EXCEPTION HISTORY - Exception Detail was updated on XXXX PRIOR Exception Detail: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure issued on XXXX contains a change in APR and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation.

Reviewer Comment (XXXX-06-23): XXXXXXXX received XXXX CD.  CD was not signed and so mailbox rule is in effect with a receipt date of XXXX.  Consummation date was XXXX and this CD was not received at least 3 business days prior to consummation.  It reflected an increase in APR over .125% from the XXXX Initial CD.  Unable to locate any earlier disclosure receipt in file.  Provide any earlier proof of receipt to meet timing requirements.
																				XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	No Defined Cure	C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121612	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception due to 12 months of cancelled checks or bank statements are not available to source 12 months payment history.	The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower has verified disposable income of at least XXXX0.00. Miscellaneous	Guidelines Representative FICO: 700 Representative FICO: 744 Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-06-17): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121612	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception to allow CPA to verify 1099's as transcripts are not available yet.	The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower has verified disposable income of at least XXXX0.00. Miscellaneous	Guidelines Representative FICO: 700 Representative FICO: 744 Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-06-17): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121612	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX XXXX Third Party Verification	Missing verification of the start date of the borrower's self-employment.				Reviewer Comment (XXXX-06-23): Received CPA letter in trailing docs.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121612	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX XXXX Third Party Verification	Missing verification that the borrower's self-employment is currently active.				Reviewer Comment (XXXX-06-23): Received CPA letter in trailing docs.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121612	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Waterfall exception due to missing asset documents to meet the reserves requirements. UPDATED XXXX. ***********Waterfall due to File is missing verification that the borrower's business is currently active and the start date of the co-borrower's business.				Reviewer Comment (XXXX-07-13): Lender Exception with Compensating Factors provided. Downgraded and Waived. System cleared. Seller Comment (XXXX-07-11): (Rate Lock) exception provided	XXXX	XXXX	XXXX	No	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350121612	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General Ability to Repay Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	Waterfall exception due to missing asset documents to meet the reserves requirements. UPDATED XXXX. ***********File is missing verification that the borrower's business is currently active and the start date of the co-borrower's business.				Reviewer Comment (XXXX-07-13): Lender Exception with Compensating Factors provided. Downgraded and Waived. System cleared. Seller Comment (XXXX-07-11): (Rate Lock) exception provided Seller Comment (XXXX-07-09): (Rate Lock) CPA provided please clear Reviewer Comment (XXXX-06-23): CPA letters provided. Assets requirement for reserves is still insufficient.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121612	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): Ability to Repay (Dodd-Frank 2014): There are one or more guideline deficiencies related to income and/or asset doc requirements which may impact the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Waterfall exception due to missing asset documents to meet the reserves requirements. UPDATED XXXX. ***********File is missing verification that the borrower's business is currently active and the start date of the co-borrower's business.				Reviewer Comment (XXXX-07-13): Lender Exception with Compensating Factors provided. Downgraded and Waived. System cleared. Seller Comment (XXXX-07-11): (Rate Lock) exception provided Seller Comment (XXXX-07-09): (Rate Lock) CPA provided please clear	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121612	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Documentation	Guideline	Missing Document: Asset not provided		Wire confirmation for XXXX gift funds is missing from the file.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Guidelines Representative FICO: 700 Representative FICO: 744 Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-07-13): Lender Exception with Compensating Factors provided. Downgraded and Waived. Seller Comment (XXXX-07-11): (Rate Lock) exception provided	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121612	XXXX	XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		Wire confirmation for XXXX gift funds is missing from the file and loan is missing sufficient assets to meet the reserves requirements.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Guidelines Representative FICO: 700 Representative FICO: 744 Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-07-13): Lender Exception with Compensating Factors provided. Downgraded and Waived. Seller Comment (XXXX-07-11): (Rate Lock) exception provided Reviewer Comment (XXXX-06-30): Documented reserves requirement was not met. Verified reserves is 5.96 months. Per guideines,6 months reserves is required.	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121612	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 5.96 is less than Guideline PITIA months reserves of 6.00.	Assets in file are insufficient to satisfy reserve requirement.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Guidelines Representative FICO: 700 Representative FICO: 744 Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-07-13): Lender Exception with Compensating Factors provided. Downgraded and Waived. Seller Comment (XXXX-07-11): (Rate Lock) exception provided	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121612	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		File is missing verification that the borrower's business is currently active and the start date of the co-borrower's business.				Reviewer Comment (XXXX-06-23): Received CPA letter in trailing docs.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121613	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Missing Disclosure	Notice of Special Flood Hazard Disclosure Not Provided Timely	FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.	Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.				Reviewer Comment (XXXX-07-01): Client accepts EV2 Grade and elects to Waive. Seller Comment (XXXX-06-27): (Rate Lock) EV2 accept please waive	XXXX	XXXX	XXXX	No	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	A	A	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350121614	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception to allow cash out refinance when income source is asset depletion.	The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Miscellaneous	Loan to Value: 70.00000% Guideline Maximum Loan to Value: 80.00000% Reserves: 491.46 Guideline Requirement: 6.00 Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-06-04): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350121616	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		Missing evidence of access to funds for business bank statements.				Reviewer Comment (XXXX-06-16): Received corporate resolution with partner's consent in trailing docs.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121617	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 75.00000% exceeds Guideline loan to value percentage of 65.00000%.	Calculated loan to value percentage of 75.00000% exceeds Guideline loan to value percentage of 65.00000% for a rural property.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The representative FICO score exceeds the guideline minimum by at least 40 points. The qualifying DSCR on the loan is greater than the guideline minimum. Miscellaneous	Reserves: 13.25 Guideline Requirement: 6.00 Guidelines Representative FICO: 660 Representative FICO: 752 The DSCR of 1.84 is greater than the minimum required DSCR of 1.00. Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-06-29): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121617	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 75.00000% exceeds Guideline combined loan to value percentage of 65.00000%.	Calculated combined loan to value percentage of 75.00000% exceeds Guideline combined loan to value percentage of 65.00000%.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The representative FICO score exceeds the guideline minimum by at least 40 points. The qualifying DSCR on the loan is greater than the guideline minimum. Miscellaneous	Reserves: 13.25 Guideline Requirement: 6.00 Guidelines Representative FICO: 660 Representative FICO: 752 The DSCR of 1.84 is greater than the minimum required DSCR of 1.00. Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-06-29): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121618	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided		Missing Certificate of Good Standing for borrowing entity. SOS document provided is missing document date.				Reviewer Comment (XXXX-07-07): COGS provided with date pulled. Seller Comment (XXXX-07-06): (Rate Lock) it shows it was uploaded XXXX Reviewer Comment (XXXX-07-06): The provided document includes the business entity name but does not show the document generation date- Exception remains Seller Comment (XXXX-07-06): (Rate Lock) dated provided	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350121623	XXXX	XXXX	XXXX	XXXX	Credit	Business Purpose	General	Business Purpose	Missing Document: Spousal Consent not provided.	Borrower: XXXX XXXX	Borrower's marital status is married, but Spousal Consent form is missing.	Reviewer Comment (XXXX-07-09): Client references XXXX attorney letter saying it is not required.

Seller Comment (XXXX-07-08): (Rate Lock) Please escalate, this is not valid. Doc from XXXX attorney confirms this is not needed with law applicable.

Reviewer Comment (XXXX-07-06): Borrower is married and resides in a community property state. A Spousal Consent form is required. Exception Remains.

Seller Comment (XXXX-07-06): (Rate Lock) Borrower is sole member of the vested LLC, therefore spouse has no interest in property. Provided confirmation from XXXX attorney this document does not need executed
																				XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121626	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: HUD/CD not provided		The file contains an estimated closing statement only. The final executed HUD is required.				Reviewer Comment (XXXX-06-24): Received final statement in trailing docs. Seller Comment (XXXX-06-23): Final settlement statement	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121630	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. (8304)					Reviewer Comment (XXXX-06-26): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	No	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Purchase	Final CD evidences Cure	B	B	B	B	A	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350121630	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of 695 is less than Guideline representative FICO score of 700.	Representative FICO score of 695 is less than Guideline representative FICO score of 700 with 90% LTV.	Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Disposable Income: XXXX Borrower has worked in the same position for more than 3 years.	XXXX	Reviewer Comment (XXXX-06-30): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121631	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender Approved Lender Exception: An exception is required for 2x30 late payments in the last year.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reserves: 407.98 Guideline Requirement: 6.00 Loan to Value: 67.16141% Guideline Maximum Loan to Value: 80.00000%	XXXX	Reviewer Comment (XXXX-07-09): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121633	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower is a first-time investor and first-time homebuyer. The borrower currently lives rent-free with a spouse.	The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Guidelines Representative FICO: 660 Representative FICO: 767 Reserves: 56.19 Guideline Requirement: 6.00 Loan to Value: 67.03297% Guideline Maximum Loan to Value: 80.00000%	XXXX	Reviewer Comment (XXXX-07-07): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121634	XXXX	XXXX	XXXX	XXXX	Credit	Title	Document Error	Title	The Commitment or Preliminary title policy is within XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	Title Evidence: Preliminary; XXXX					Reviewer Comment (XXXX-07-10): Client accepts EV2 Grade and elects to Waive.	XXXX	XXXX	XXXX	No	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121635	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX Statement	Mortgage statement for the REO property at XXXX Ave is missing.				Reviewer Comment (XXXX-07-01): Received CD in trailing docs.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350121636	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for subject being a log home.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 99.91 Guideline Requirement: 6.00 Loan to Value: 38.41285% Guideline Maximum Loan to Value: 75.00000% Guidelines Representative FICO: 660 Representative FICO: 782	XXXX	Reviewer Comment (XXXX-07-01): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Rate/Term		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121636	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for subject mortgage 1x60x12 late.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 99.91 Guideline Requirement: 6.00 Loan to Value: 38.41285% Guideline Maximum Loan to Value: 75.00000% Guidelines Representative FICO: 660 Representative FICO: 782	XXXX	Reviewer Comment (XXXX-07-01): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Rate/Term		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121637	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception to use business assets when borrower owns 10% of business per operating agreement.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. Miscellaneous	Reserves: 25.82 Guideline Requirement: 6.00 Guidelines Representative FICO: 660 Representative FICO: 794 Housing payment history is 0x30x24 or better	XXXX	Reviewer Comment (XXXX-06-30): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121638	XXXX	XXXX	XXXX	XXXX	Credit	Title	Document Error	Title	The Commitment or Preliminary title policy is within XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	Title Evidence: Preliminary; XXXX	Prelim Title does not reflects Title policy coverage amount.				Reviewer Comment (XXXX-07-10): Client accepts EV2 Grade and elects to Waive.	XXXX	XXXX	XXXX	No	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121639	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX Statement	Mortgage statement is missing for REO property on XXXX.				Reviewer Comment (XXXX-07-02): Received CD in trailing docs.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350121639	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Mortgage statement is missing for REO property on XXXX.				Reviewer Comment (XXXX-07-02): Received CD in trailing docs.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350121642	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception to allow asset utilization on a cash-out refinance.	Borrower has verified disposable income of at least XXXX0.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Disposable Income: XXXX Reserves: 801.42 Guideline Requirement: 6.00 Loan to Value: 45.45455% Guideline Maximum Loan to Value: 80.00000% Guidelines Representative FICO: 660 Representative FICO: 796 Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-07-06): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Second Home	Refinance - Cash-out - Other		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121643	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.78 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Lender approved exception for DSCR below 1.00.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 89.90 Guideline Requirement: 12.00 Loan to Value: 50.16000% Guideline Maximum Loan to Value: 75.00000% Guidelines Representative FICO: 660 Representative FICO: 776	XXXX	Reviewer Comment (XXXX-06-26): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121643	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Copy of a current lease with two (2) months proof of current receipt required for ADU. Missing two months proof of receipt.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 89.90 Guideline Requirement: 12.00 Loan to Value: 50.16000% Guideline Maximum Loan to Value: 75.00000% Guidelines Representative FICO: 660 Representative FICO: 776	XXXX	Reviewer Comment (XXXX-06-26): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121643	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for ADU GLA of XXXX sq ft, which is more than main dwelling GLA of XXXX sq ft.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 89.90 Guideline Requirement: 12.00 Loan to Value: 50.16000% Guideline Maximum Loan to Value: 75.00000% Guidelines Representative FICO: 660 Representative FICO: 776	XXXX	Reviewer Comment (XXXX-06-26): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121643	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception to proceed without Market Rent Survey 1007 documenting rental income for the ADU.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 89.90 Guideline Requirement: 12.00 Loan to Value: 50.16000% Guideline Maximum Loan to Value: 75.00000% Guidelines Representative FICO: 660 Representative FICO: 776	XXXX	Reviewer Comment (XXXX-06-26): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121646	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 80.00000% exceeds Guideline loan to value percentage of 75.00000%.	Lender approved exception for LTV over 75% with DSCR below 1.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by XX points.	The representative FICO score exceeds the guideline minimum by 31 points.	XXXX	Reviewer Comment (XXXX-06-26): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121646	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for DSCR below 1.00.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by XX points.	The representative FICO score exceeds the guideline minimum by 31 points.	XXXX	Reviewer Comment (XXXX-06-26): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121646	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 80.00000% exceeds Guideline combined loan to value percentage of 75.00000%.	Calculated combined loan to value percentage of 80.00000% exceeds Guideline combined loan to value percentage of 75.00000%.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by XX points.	The representative FICO score exceeds the guideline minimum by 31 points.	XXXX	Reviewer Comment (XXXX-06-26): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121647	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided		Certificate of Good Standing for borrowing entity dated within 120 days prior to note date was not provided. The Department of State document provided in file is not dated.				Reviewer Comment (XXXX-07-09): Received doc showing the pull date in trailing docs. Seller Comment (XXXX-07-08): (Rate Lock) It shows when uploaded please clear Reviewer Comment (XXXX-07-06): The provided document includes the business entity name but does not show the document generation date. Exception remains.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350121648	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower is a direct match on sam.gov. It was a medical-related hit where he lost his license but has since been reinstated for over 2 years now. We have another loan in process that had the exception approved with E35 for the same issue. Other loan # is XXXX for reference.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 228.94 Guideline Requirement: 6.00 Loan to Value: 70.00000% Guideline Maximum Loan to Value: 80.00000% Guidelines Representative FICO: 680 Representative FICO: 756	XXXX	Reviewer Comment (XXXX-07-08): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121650	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Documentation	Guideline	Aged document: Credit Report is more than 90 days prior to the note date.	Credit Report: Original // Borrower: XXXX	Lender approved exception to allow an expired credit report.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. The qualifying DSCR on the loan is greater than the guideline minimum. Miscellaneous	Reserves: 112.38 Guideline Requirement: 6.00 Guidelines Representative FICO: 660 Representative FICO: 780 The DSCR of 1XXXX is greater than the minimum required DSCR of 1.00. Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-06-24): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121651	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender Approval Request for Guidelines state square footage of home XXXX be 500+ sq ft, asking to proceed as the subject is XXXX sq ft per appraisal.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Reserves: 104.44 Guideline Requirement: 6.00 Guidelines Representative FICO: 660 Representative FICO: 721 Housing payment history is 0x30x24 or better	XXXX	Reviewer Comment (XXXX-06-24): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121653	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Articles of Organization/Formation not provided		Articles of Organization document was not found in the loan file.				Reviewer Comment (XXXX-07-01): Received Articles of organization in trailing docs.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121653	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.94 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Lender Exception for DSCR less than 1.00%.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Guidelines Representative FICO: 660 Representative FICO: 774	XXXX	Reviewer Comment (XXXX-06-25): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121654	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Employer Identification Number (EIN) not provided		Employer Identification Number was not provided in the loan file.				Reviewer Comment (XXXX-06-17): EIN provided. Seller Comment (XXXX-06-17): (Rate Lock) Please see attached	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121655	XXXX	XXXX	XXXX	XXXX	Credit	Title	Document Error	Title	The Commitment or Preliminary title policy is within XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	Title Evidence: Preliminary; XXXX					Reviewer Comment (XXXX-06-30): Client accepts EV2 Grade and elects to Waive.	XXXX	XXXX	XXXX	No	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121655	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. (7520)					Reviewer Comment (XXXX-06-25): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	No	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Purchase	Final CD evidences Cure	B	B	B	B	A	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350121656	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX Insurance Verification, Statement	Insurance verification missing for XXXX. P&I on Final 1003 does not match statement provided in file. Please provide updated statement.				Reviewer Comment (XXXX-07-15): CD provided showing insurance escrowed	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350121656	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Insurance verification missing for XXXX. P&I on Final 1003 does not match statement provided in file. Please provide updated statement.				Reviewer Comment (XXXX-07-15): CD provided showing insurance escrowed	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350121657	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for project being ineligible due to a single entity owning greater than 30%.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Reserves: 225.02 Guideline Requirement: 6.00 Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-06-30): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121658	XXXX	XXXX	XXXX	XXXX	Credit	Title	Document Error	Title	The Commitment or Preliminary title policy is within XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	Title Evidence: Preliminary; XXXX	Title Policy amount is not stated in the Title Preliminary document in the file.				Reviewer Comment (XXXX-06-29): Client accepts EV2 Grade and elects to Waive.	XXXX	XXXX	XXXX	No	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121658	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception to proceed when HOA had outstanding payments for critical repairs.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 58.59 Guideline Requirement: 6.00 Guidelines Representative FICO: 660 Representative FICO: 794	XXXX	Reviewer Comment (XXXX-06-29): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121660	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.95 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	DSCR is less than 1.00.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Reserves: 20.54 Guideline Requirement: 6.00 Guidelines Representative FICO: 660 Representative FICO: 785 Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-06-29): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121662	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.93 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Exception Request for DSCR Ratio of 0.93 on a First-time investor	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 17.18 Guideline Requirement: 6.00 Guidelines Representative FICO: 660 Representative FICO: 784	XXXX	Reviewer Comment (XXXX-06-24): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121663	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.76 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Lender exception provided for DSCR ratio less than 1 (0.753).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Reserves: 39.66 Guideline Requirement: 6.00 Guidelines Representative FICO: 660 Representative FICO: 765 Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-06-29): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121664	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender Approval Request for this is a XXXX row/town style project where the HOA does not have a reserve account and is not allocating any dues for reserves annually.	The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Guidelines Representative FICO: 680 Representative FICO: 722 Reserves: 15.54 Guideline Requirement: 6.00	XXXX	Reviewer Comment (XXXX-06-24): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121664	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 75.00000% exceeds Guideline loan to value percentage of 70.00000%.	Max LTV for non-warrantable condo is 70%.				Reviewer Comment (XXXX-07-01): LTV for XXXX condos is 75%. Seller Comment (XXXX-06-30): (Rate Lock) Per guidelines for FL warrantable/nonwarrantable max is 75%	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121664	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 75.00000% exceeds Guideline combined loan to value percentage of 70.00000%.	Max LTV for non-warrantable condo is 70%.				Reviewer Comment (XXXX-07-01): LTV for XXXX condos is 75%.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121665	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception to use 2 separate bank accounts to qualify for income.	The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	DTI: 13.95101% Guideline Maximum DTI: 50.00000% Guidelines Representative FICO: 660 Representative FICO: 764 Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-07-06): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121666	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception approved for 10 overdrafts.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years.	XXXX	Reviewer Comment (XXXX-07-01): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121666	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of 673 is less than Guideline representative FICO score of 700.	Lender exception approved for 90% LTV with 673 FICO.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years.	XXXX	Reviewer Comment (XXXX-07-01): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121666	XXXX	XXXX	XXXX	XXXX	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of XXXX is less than the note amount of XXXX based on the Commitment in file.	The Title Policy Amount of XXXX is less than the note amount of XXXX based on the Commitment in file.				Reviewer Comment (XXXX-07-01): Client accepts EV2 Grade and elects to Waive.	XXXX	XXXX	XXXX	No	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121667	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for 12 overdraft fees occurring over 7 days.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years.	Reserves: 74.40 Guideline Requirement: 6.00 DTI: 31.48289% Guideline Maximum DTI: 50.00000% Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years.	XXXX	Reviewer Comment (XXXX-06-24): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121668	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for the subject being zoned agriculture.	The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Loan to Value: 48.75583% Guideline Maximum Loan to Value: 75.00000% Guidelines Representative FICO: 660 Representative FICO: 748	XXXX	Reviewer Comment (XXXX-06-25): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121668	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for a structure on site being lXXXXled as a XXXX in the appraisal photos.	The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Loan to Value: 48.75583% Guideline Maximum Loan to Value: 75.00000% Guidelines Representative FICO: 660 Representative FICO: 748	XXXX	Reviewer Comment (XXXX-06-25): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121669	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Requesting exception to allow promissory note income from new private note, no payment history but XXXX down payment.	The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Guidelines Representative FICO: 660 Representative FICO: 815 Reserves: 151.70 Guideline Requirement: 6.00	XXXX	Reviewer Comment (XXXX-07-08): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121671	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.97 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Lender Exception has been requested for DSCR Ratio of 0.97 does not meet Guideline requirement, however it is approved with compensating factors 4+months Excess reserves and good payment history.	The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reserves: 61.86 Guideline Requirement: 6.00	XXXX	Reviewer Comment (XXXX-06-17): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121672	XXXX	XXXX	XXXX	XXXX	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of XXXX is less than the note amount of XXXX based on the Commitment in file.					Reviewer Comment (XXXX-07-06): Client accepts EV2 Grade and elects to Waive. Seller Comment (XXXX-07-05): (Rate Lock) Lender accepts EV2	XXXX	XXXX	XXXX	No	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Rate/Term		B	B	B	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350121673	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Exception Request subject is a non-arm's length purchase.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum.	Reserves: 17.01 Guideline Requirement: 6.00 The DSCR of 1.35 is greater than the minimum required DSCR of 1.0.	XXXX	Reviewer Comment (XXXX-06-30): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121674	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 75.00000% exceeds Guideline loan to value percentage of 70.00000%.	Borrower does not have 1 year experience of STR property where maximum LTV as per guidelines is 70%.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reserves: 11.12 Guideline Requirement: 6.00	XXXX	Reviewer Comment (XXXX-07-09): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121674	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 75.00000% exceeds Guideline combined loan to value percentage of 70.00000%.	Borrower does not have 1 year experience of STR property where maximum LTV as per guidelines is 70%.	The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Miscellaneous	Guidelines Representative FICO: 700 Representative FICO: 769 Reserves: 11.12 Guideline Requirement: 6.00 Housing payment history is 0x30x24 or better	XXXX	Reviewer Comment (XXXX-07-09): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121675	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for an investment transaction while borrower is living rent free.	Borrower has verified disposable income of at least XXXX0.00. Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Miscellaneous	Documentation Type: 2yr Full Doc Disposable Income: XXXX Borrower has worked in the same position for more than 3 years. Housing payment history is 0x30x24 or better	XXXX	Reviewer Comment (XXXX-07-10): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350121677	XXXX	XXXX	XXXX	XXXX	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of XXXX is less than the note amount of XXXX based on the Commitment in file.	The Title Policy Amount of XXXX is less than the note amount of XXXX based on the Commitment in file.				Reviewer Comment (XXXX-06-19): Client accepts EV2 Grade and elects to Waive. Seller Comment (XXXX-06-18): (Rate Lock) Lender accepts EV2	XXXX	XXXX	XXXX	No	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	B	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121677	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower. (7200)	Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower.				Reviewer Comment (XXXX-06-23): XXXXXXXX received valid COC and rate lock document	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350121679	XXXX	XXXX	XXXX	XXXX	Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is to be securitized. Highest level secondary valuation supports the value. There is a lower level tertiary product that does not support the qualifying value. Sec ID: 22		Loan is to be securitized. Highest level secondary valuation supports the value. There is a lower level tertiary product that does not support the qualifying value.				Reviewer Comment (XXXX-07-10): Client accepts EV2 Grade and elects to Waive. Seller Comment (XXXX-07-08): (Rate Lock) Lender accepts EV2	XXXX	XXXX	XXXX	No	2	A	A	A	A	A	A	A	A	B	B	XXXX	XXXX	Second Home	Purchase		B	B	A	A	A	A	B	B	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121679	XXXX	XXXX	XXXX	XXXX	Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is to be securitized. Highest level secondary valuation supports the value. There is a lower level tertiary product that does not support the qualifying value. Sec ID: 22	Note Date: XXXX; Lien Position: 1	The CDA value is XXXX, the Desk Review-provided value of XXXX supports the origination value of XXXX.				Reviewer Comment (XXXX-07-10): Client accepts EV2 Grade and elects to Waive. Seller Comment (XXXX-07-08): (Rate Lock) Lender accepts EV2	XXXX	XXXX	XXXX	No	2	A	A	A	A	A	A	A	A	B	B	XXXX	XXXX	Second Home	Purchase		B	B	A	A	A	A	B	B	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121680	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The lender exception requested for rents to family is the same name as the child referenced in the revocable trust in the file. The exception is approved because income documentation or calculation does not meet guideline requirements.	The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Loan to Value: 60.00000% Guideline Maximum Loan to Value: 75.00000% Reserves: 112.59 Guideline Requirement: 6.00	XXXX	Reviewer Comment (XXXX-07-02): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121681	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception approved for Gross Living Area of XXXX square feet, 500 sq ft required by guidelines.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Guidelines Representative FICO: 660 Representative FICO: 783 Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-07-07): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121681	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for unique property, subject only has XXXX bathroom above grade and full bathroom in the basement.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Guidelines Representative FICO: 660 Representative FICO: 783 Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-07-07): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121682	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX Lease Agreement	Lease Agreement is missing for the property address XXXX.				Reviewer Comment (XXXX-07-14): Rental income from property removed. Seller Comment (XXXX-07-10): (Rate Lock) Please clear, rental income for this property has been removed	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350121682	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Lease Agreement is missing for the property address XXXX XXXX.				Reviewer Comment (XXXX-07-14): Rental income from property removed. Seller Comment (XXXX-07-10): (Rate Lock) Please clear, rental income for this property has been removed	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350121685	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved credit for borrower being a first-time investor and first-time short-term rental operator.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. The qualifying DSCR on the loan is greater than the guideline minimum.	The DSCR of 1.27 is greater than the minimum required DSCR of 1.00.	XXXX	Reviewer Comment (XXXX-06-30): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121685	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for subject being located in a coastal erosion area.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. The qualifying DSCR on the loan is greater than the guideline minimum.	The DSCR of 1.27 is greater than the minimum required DSCR of 1.00.	XXXX	Reviewer Comment (XXXX-06-30): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121686	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete Note	Missing Document: Note - Subject Lien not provided		Missing Note for the subject lien.				Reviewer Comment (XXXX-07-15): Signed Note provided.	XXXX	XXXX	XXXX	No	1	D	A	D	A	D	A	D	A	D	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121686	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.79 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Lender approved exception for DSCR less than 1.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Miscellaneous	Reserves: 20.12 Guideline Requirement: 6.00 LTV<70% and at least 5% less than the guidelines max	XXXX	Reviewer Comment (XXXX-07-07): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121687	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Exception to use appraisal market rents without lease agreements. Seller does not have copies available of the current lease agreements.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 27XXXX Guideline Requirement: 6.00 Guidelines Representative FICO: 660 Representative FICO: 729	XXXX	Reviewer Comment (XXXX-07-02): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121688	XXXX	XXXX	XXXX	XXXX	Credit	Documents	Missing Document	Documents	File does not contain documentation from lender/seller confirming the condo/co-op is warrantable.	Valuation Type: Appraisal / Valuation Report Date: XXXX		The qualifying DTI on the loan is at least 10% less than the guideline maximum.	DTI: 29.10192% Guideline Maximum DTI: 50.00000%	XXXX	Reviewer Comment (XXXX-07-07): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121688	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		HOA does not have a recent reserve study or inspection report to evaluate the scope of possible rotten wood repairs required for the project. HOA will not provide contractor proposals, etc., to warrant the condo, making it a Non-Warrantable Condo.	The qualifying DTI on the loan is at least 10% less than the guideline maximum.	DTI: 29.10192% Guideline Maximum DTI: 50.00000%	XXXX	Reviewer Comment (XXXX-07-07): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121691	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.71 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Lender exception provided for DSCR score less than 1 and LTV of 80%	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous Borrower's Experience/Track Record	Guidelines Representative FICO: 700 Representative FICO: 798 Housing payment history is 0x30x24 or better. Borrower's Experience/Track Record. The borrower has 5 Years of Experience and has Completed 10 Properties.	XXXX	Reviewer Comment (XXXX-07-14): Lender Exception with Compensating Factors provided. Downgraded and Waived. Reviewer Comment (XXXX-06-29): Please provide updated lender exception. Lender exception form provided shows calculated PITIA reserves of at least 4 months more than guideline minimum, and Due Diligence Calculated PITIA reserves are 0.24 months more than guideline minimum required of 12 months. Due Diligence calculated DSCR is 0.71 and lender DSCR shows 0.752.	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121693	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Broker requesting exception to use current lease (in lieu of 1007). Lease is XXXX and 1007 is XXXX without 3 months of rent receipts (do have 2 months).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 127.37 Guideline Requirement: 6.00 Guidelines Representative FICO: 660 Representative FICO: 806	XXXX	Reviewer Comment (XXXX-07-07): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121694	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for first-time homebuyer and investor. Has only owned 2 months on primary and was rent-free prior to that.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 21.48 Guideline Requirement: 6.00 Guidelines Representative FICO: 660 Representative FICO: 744	XXXX	Reviewer Comment (XXXX-07-06): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121696	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The subject property Unit #XXXX GLA is XXXX, which is ineligible per guidelines.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. The qualifying DSCR on the loan is greater than the guideline minimum. Miscellaneous	Reserves: 150.17 Guideline Requirement: 6.00 Guidelines Representative FICO: 660 Representative FICO: 747 The DSCR of 1.1 is greater than the minimum required DSCR of 1.0. Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-07-09): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121696	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		A lender exception is provided because the subject property is a 2-4 unit property with an ADU. As per guidelines, 2-4 unit properties with an ADU are not permitted.	The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum. Miscellaneous	Guidelines Representative FICO: 660 Representative FICO: 747 Reserves: 150.17 Guideline Requirement: 6.00 The DSCR of 1.1 is greater than the minimum required DSCR of 1.0. Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-07-09): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121696	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower wants to close in a layered LLC (XXXX XXXX, LLC is owned by the corporation XXXX XXXX	The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum. Miscellaneous	Guidelines Representative FICO: 660 Representative FICO: 747 Reserves: 150.17 Guideline Requirement: 6.00 The DSCR of 1.1 is greater than the minimum required DSCR of 1.0. Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-07-09): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121697	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower. (7200)	Loan Discount Points Fee was last disclosed as XXXX on the Loan Estimate but disclosed as XXXX on the Final Closing Disclosure. The file does not contain a valid change of circumstance for this fee, nor evidence of cure in the file.				Reviewer Comment (XXXX-07-16): XXXXXXXX Received Valid COC dated XXXX. Seller Comment (XXXX-07-15): (Rate Lock) Loan discount change due to exception	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350121697	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 83.60656% exceeds Guideline loan to value percentage of 80.00000%.	Lender exception approval required for subject property is in a rural neighborhood with refinance-purchase transaction. TV is 83.607%, exceeding the 80% rural limit, and is therefore ineligible per guidelines.	Borrower has verified disposable income of at least XXXX0.00. Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years.	Documentation Type: 12mo Bank Statement Disposable Income: XXXX Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years.	XXXX	Reviewer Comment (XXXX-07-08): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	B	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121697	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 83.60656% exceeds Guideline combined loan to value percentage of 80.00000%.	Lender exception approval required for subject property is in a rural neighborhood with refinance-purchase transaction. CLTV is 83.607%, exceeding the 80% rural limit, and is therefore ineligible per guidelines.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrower has verified disposable income of at least XXXX0.00.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Documentation Type: 12mo Bank Statement Disposable Income: XXXX	XXXX	Reviewer Comment (XXXX-07-08): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	B	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121697	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Rural property with site area of XXXX acres vs 10 acres, which is the maximum allowed.	Borrower has verified disposable income of at least XXXX0.00. Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years.	Documentation Type: 12mo Bank Statement Disposable Income: XXXX Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years.	XXXX	Reviewer Comment (XXXX-07-08): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	B	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121697	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower. (7506)	Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower.				Reviewer Comment (XXXX-07-16): XXXXXXXX Received Valid COC dated XXXX. Seller Comment (XXXX-07-15): (Rate Lock) Appraisal request for fee increase for limited comparables due to almost XXXX acre lot and multiple out buildings along with stocked pond requires expanded search and scope of work.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350121700	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower Rents to family (same person on trust is tenant). Need exception as currently renting to family does not meet guidelines for business purpose loan.	The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	Loan to Value: 26.28205% Guideline Maximum Loan to Value: 75.00000% Guidelines Representative FICO: 660 Representative FICO: 791 Reserves: 127.66 Guideline Requirement: 6.00 Debt Service Coverage Ratio: 2.04 Guideline Requirement: 1.00	XXXX	Reviewer Comment (XXXX-07-02): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121701	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 85.00000% exceeds Guideline loan to value percentage of 80.00000%.	Lender exception provided for the 85% Loan-to-Value. Maximum allowed in a rural area is 80%.	Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. Miscellaneous	Borrower has worked in the same position for more than 3 years. Reserves: 23.79 Guideline Requirement: 6.00 DTI: 13.03646% Guideline Maximum DTI: 45.00000% Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-07-06): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121701	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception for excessive funds/overdrafts; there are 9 in the last 12 months, only 5 are allowed. Letter of Explanation provided.	Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. Miscellaneous	Borrower has worked in the same position for more than 3 years. Reserves: 23.79 Guideline Requirement: 6.00 DTI: 13.03646% Guideline Maximum DTI: 45.00000% Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-07-06): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121701	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception for rent paid in cash per Verification of Rent.	Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. Miscellaneous	Borrower has worked in the same position for more than 3 years. Reserves: 23.79 Guideline Requirement: 6.00 DTI: 13.03646% Guideline Maximum DTI: 45.00000% Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-07-06): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121702	XXXX	XXXX	XXXX	XXXX	Credit	Title	Document Error	Title	The Commitment or Preliminary title policy is within XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	Title Evidence: Preliminary; XXXX					Reviewer Comment (XXXX-07-09): Client accepts EV2 Grade and elects to Waive.	XXXX	XXXX	XXXX	No	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350121703	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Sole borrower on loan and would like to use POA for closing.	The qualifying DTI on the loan is at least 10% less than the guideline maximum. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	DTI: 30.29434% Guideline Maximum DTI: 43.00000% Loan to Value: 61.11111% Guideline Maximum Loan to Value: 80.00000%	XXXX	Reviewer Comment (XXXX-07-07): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121703	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for XXXX Guaranty Fee. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower. (77222)	Fee not disclosed on initial LE. Please provide evidence of cure, LOE to borrower, PC CD, and confirmation of mailing to the borrower.				Reviewer Comment (XXXX-07-16): XXXXXXXX Received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.	XXXX	XXXX	XXXX	No	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350121239	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Security Instrument - Subject Lien not provided		An updated Security Instrument is required for the subject property with the correct county name as Worcester. No APN in Legal.				Reviewer Comment (XXXX-06-01): Received recorded scriveners affidavit with updated County name provided. Exception cleared. Buyer Comment (XXXX-0XXXX): Recorded scriveners affidavit uploaded correcting mtg error Reviewer Comment (XXXX-05-27): A recorded scriveners affidavit with correction would suffice. Exception remains. Buyer Comment (XXXX-05-26): Lender's response: Will a recorded scriveners affidavit correct this or do we need to have a new mortgage signed? Please advise.	XXXX	XXXX	XXXX	No	1	D	A	D	A	D	A	D	A	D	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	B	D	B	A	A	A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121239	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Lender Exception(s) not provided		Lender Exception Requested: Borrower is looking to cash out to 70%. Exception already given for property type where the property is a three-unit, consisting of one building that has two units and then a single-family home. DSCR is now 1.459. Compensating Factors: Removing the original compensating factors. Provide the approval.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.		XXXX	Reviewer Comment (XXXX-05-22): Lender Exception with Compensating Factors provided. Buyer Comment (XXXX-05-20): Investor's approval	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	B	D	B	A	A	A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121243	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Documentation	Credit	No evidence of fraud report in file	Credit Report: Original // Borrower: XXXX, a XXXX limited liability company	Business fraud report is missing from the file for XXXX LLC, a XXXX limited liability company.				Reviewer Comment (XXXX-06-08): Received fraud report with no records found. Entity was formed in XXXX XXXX. Since this is newly formed fraud report no found. Exception cleared. Buyer Comment (XXXX-06-05): Fraud Report	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		D	A	C	A	D	A	A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121243	XXXX	XXXX	XXXX	XXXX	Compliance	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete Note	Missing Document: Note - Subject Lien not provided		An updated note document is required with the correct entity name as "XXXX LLC", removing the "XXXX" from "XXXX".				Reviewer Comment (XXXX-06-08): Received Updated and executed Note and Note addendum with Entity name corrected. Exception cleared. Buyer Comment (XXXX-06-04): Note	XXXX	XXXX	XXXX	No	1	D	A	D	A	D	A	D	A	D	A	XXXX	XXXX	Investment	Purchase		D	A	C	A	D	A	A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121243	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Business Purpose Certificate not provided		Business Purpose Certificate is missing from the file.				Reviewer Comment (XXXX-0XXXX): Received Executed Business Purpose Certificate. Exception Cleared. Buyer Comment (XXXX-05-28): BPC	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		D	A	C	A	D	A	A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121255	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Documentation	Credit	Absence of Business Purpose Certificate and/or Non-Owner Occupancy Declaration and/or UW Business Purpose Analysis and thus casts doubt on the business purpose of the loan.		Business Purpose Certificate is missing in file.				Reviewer Comment (XXXX-06-19): Received Executed and notarized Business Purpose Certificate. Exception cleared. Buyer Comment (XXXX-06-18): BPC	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121255	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Lender Exception(s) not provided		Lender Exception - Borrower has 30 day lates on 2 mortgages: XXXX mortgage #XXXX (mortgage late XXXX and XXXX Mortgage #XXXX (mortgage late XXXX). Exceeds XXXX requirement of 0*30. Investor #XXXX does not entertain pre-delivered exception requests. The exception is potentially feasible with Investor #XXXX. Compensating Factors: LTV, rents per lease agreement = XXXX0, Only utilizing market rents via appraisal = XXXX0.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.		XXXX	Reviewer Comment (XXXX-06-19): Lender Exception with Compensating Factors provided. Buyer Comment (XXXX-06-17): Approved exception	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350121257	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Rate lock is missing in file.				Reviewer Comment (XXXX-06-05): Rate Lock document provided. Exception cleared. Buyer Comment (XXXX-06-04): Lock confirmation Reviewer Comment (XXXX-06-03): Received Rate lock document that reflects rate was locked on XXXX after the note date. Loan estimate in file dated XXXX reflects Loan was locked on or before XXXX however no specific date available. Provide supporting document that supports the rate lock date. Exception remains. Buyer Comment (XXXX-06-02): Lock	XXXX	XXXX	XXXX	No	1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		B	A	A	A	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121252	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Documentation	Credit	No Housing History or Less Than 12 Months Verified. 6 Months reserves required per guidelines. Review data and set applicable exception.		As per 1003 borrower residing at current address for 6 years 6 months. However borrower purchased property in 09/XXXX. Only 5 months housing history verified from credit report. In case current primary residence mortgage is less than 12 months, previous mortgage or rent payment history must be supplemented to satisfy full 12 months housing payment history documentation.				Reviewer Comment (XXXX-06-08): VOR received Doc id D0298 rent paid for XXXX from XXXX + 0XXXX to 0XXXX from deposit receipts(0XXXX to 0XXXX) and bank statements(0XXXX5 to 0XXXX) of rent paid total housing from XXXX to 08/XXXX, 75 months on rent manually calculated. total housing history = 75+7=82 months which meets the 12 months housing history requirement. - Exception Cleared. Buyer Comment (XXXX-06-04): VOM Buyer Comment (XXXX-06-04): 1003	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121245	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account Statement Missing	RESPA: Initial escrow account statement was not provided to the borrower.	Initial escrow account statement was not provided to the borrower.				Reviewer Comment (XXXX-06-05): Received Initial Escrow Account disclosure. Exception cleared. Buyer Comment (XXXX-06-04): IEADS	XXXX	XXXX	XXXX	No	1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		B	A	A	A	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121247	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.	Final CD signed on XXXX and RTC expiration date is XXXX. Provide PCCD reflecting disbursement date of XXXX.				Reviewer Comment (XXXX-06-09): Received PCCD with disbursement date changed to XXXX covering the expiration date of RTC. Exception cleared. Buyer Comment (XXXX-06-05): PCCD	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350121246	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX Account Statements - Business	Rate lock reflects approved using P&L with bank statements. Guides have (2) different P&L options one with and one without bank statements. P&L must be supported by the bank statements must cover the same months is missing. Client to confirm which P&L program was intended as no approval is in file.				Reviewer Comment (XXXX-06-09): Received Lender's response where borrower is qualified with Wave Profit & Loss Income (Section 6.7 of the guide). As per guide, No bank statement are required. Exception Cleared. Buyer Comment (XXXX-06-05): wave: Profit and Loss Buyer Comment (XXXX-06-05): per seller: The loan program for this file is the Profit and Loss.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121246	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Loan designation failure due to ATR failure. This exception will be cleared once all ATR specific exceptions have been cured/cleared.				Reviewer Comment (XXXX-06-09): Received Lender's response where borrower is qualified with Wave Profit & Loss Income (Section 6.7 of the guide). As per guide, No bank statement are required. Exception Cleared. Buyer Comment (XXXX-06-08): please review	XXXX	XXXX	XXXX	No	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350121246	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General Ability to Repay Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	ATR failure due to insufficient income documentation. This exception will be cleared once all ATR specific exceptions have been cured/cleared.				Reviewer Comment (XXXX-06-09): Received Lender's response where borrower is qualified with Wave Profit & Loss Income (Section 6.7 of the guide). As per guide, No bank statement are required. Exception Cleared. Buyer Comment (XXXX-06-08): please review	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121254	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Condo/PUD Warranty not provided		Condo/PUD Warranty not provided.				Reviewer Comment (XXXX-06-09): Received Lender certification for warrantable condo. Exception cleared. Buyer Comment (XXXX-06-08): Please see the attached UW Cert for Condo. Thank you!	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121254	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Source of Funds/Deposit not provided		Need source of below large deposits in XXXXXXXX XXXX dated XXXX XXXX dated XXXX XXXX dated XXXX Large deposits in XXXX account#XXXX seems to be liquidation from CD's. Since no evidence of these large deposits or liquidation proof of CD's available, source of funds requested and keeping CD's with their respective account balance with 100% usability. XXXX deposited dated XXXX marked as verified since maturity date of CD#XXXX is XXXX. For other CD's maturity date is post note dates.				Reviewer Comment (XXXX-06-09): Noted, as per guidelines Source of large deposits is not required. - Exception Cleared. Buyer Comment (XXXX-06-05): PER LENDER - Per our XXXX's AQM P&L program guidelines, sourcing of large deposits is generally not required. Could you please confirm whether this requirement is specific to an investor overlay for this program? We would appreciate your guidance before requesting additional documentation from the borrower. Thank you!	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121254	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Loan designation failure due to ATR failure. This exception will be cleared once all ATR specific exceptions have been cured/cleared.				Reviewer Comment (XXXX-06-11): Client confirmed this is an error in the lock, bank statements not required. Reviewer Comment (XXXX-06-10): Reopen based on new excpetion: Reviewer Comment (XXXX-06-09): Noted, as per guidelines Source of large deposits is not required. - Exception Cleared. Buyer Comment (XXXX-06-09): See uploads and comments.	XXXX	XXXX	XXXX	No	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350121254	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General Ability to Repay Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	ATR failure due to insufficient asset documentation. This exception will be cleared once all ATR specific exceptions have been cured/cleared.				Reviewer Comment (XXXX-06-11): Client confirmed this is an error in the lock, bank statements not required. Reviewer Comment (XXXX-06-10): Re-open based on new exception Reviewer Comment (XXXX-06-09): Noted, as per guidelines Source of large deposits is not required. - Exception Cleared. Buyer Comment (XXXX-06-09): See uploads and comments.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121254	XXXX	XXXX	XXXX	XXXX	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of XXXX is less than Cash From Borrower XXXX.	Available for Closing is insufficient to cover Cash From Borrower. Need additional assets.				Reviewer Comment (XXXX-06-09): Noted, as per guidelines Source of large deposits is not required. - Exception Cleared. Buyer Comment (XXXX-06-09): Please review in conjunction with the response submitted in the asset condition. Thank you!	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121254	XXXX	XXXX	XXXX	XXXX	Credit	Income	Document Error	Income	Bank statement page number is blank.		Rate lock reflects approved using P&L with bank statements. Guides have (2) different P&L options, one with and one without bank statements. P&L must be supported by the bank statements must cover the same months is missing. Client to confirm which P&L program was intended as no approval is in file.				Reviewer Comment (XXXX-06-10): See new exception based on client direction. Buyer Comment (XXXX-06-08): PER LENDER - I have discussed this with our Lockdesk and was advised that the loan may proceed under the current P&L with Bank Statements product, as this structure has already been agreed upon with XXXX for our P&L programs. Could you please review and confirm whether any additional action is required from our side? Thank you	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121254	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX Account Statements - Business	New exception based on loan is to be qualified using P&L and bank statements (per ate lock) Missing bank statements. P&L must be supported by the bank statements. Must cover the same months				Reviewer Comment (XXXX-06-11): Client confirmed this is an error in the lock, bank statements not required. Buyer Comment (XXXX-06-11): Clarification needed - What months are missing?	XXXX	XXXX	XXXX	No	1		A		A		A		A		A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121704	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX Business Narrative, Third Party Verification	1. As per guidelines Business Narrative is required from the borrower to describe the type of business and number of employees. 2. As per guidelines Require verification that Borrower must have been self-employed for at least two years in the same business verified via a CPA/Tax Preparer, regulatory agency, applicable licensing bureau or equivalent and also The ownership percentage must be verified via a CPA/Tax Preparer, Operating Agreement or equivalent.				Reviewer Comment (XXXX-04-17): Received CPA letter confirming the year in business and ownership percentage and Business narrative completed by borrower. Exception Cleared. Buyer Comment (XXXX-04-16): business narrative Reviewer Comment (XXXX-03-26): Noted. Business Narrative is required from the borrower to describe the type of business and number of employees. Exception Remains Buyer Comment (XXXX-03-26): CPA letter	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121704	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Documentation	Credit	No evidence of fraud report in file	Credit Report: Original // Borrower: XXXX	Require Fraud Report as it is missing in file.				Reviewer Comment (XXXX-03-26): Received fraud report for the borrower. Exception cleared. Buyer Comment (XXXX-03-25): fraud rpt	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121704	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: HUD/CD (Asset) not provided		Require updated signed Seller CD/HUD/Closing Statement for proof of sale of property XXXX as the current Seller CD for this property is not signed.				Reviewer Comment (XXXX-03-26): Received signed Seller CD. Exception cleared Buyer Comment (XXXX-03-25): Signed CD	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121704	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Third Party Verification not provided		As per guidelines Require verification that Borrower must have been self-employed for at least two years in the same business verified via a CPA/Tax Preparer, regulatory agency, applicable licensing bureau or equivalent and also The ownership percentage must be verified via a CPA/Tax Preparer, Operating Agreement or equivalent. - Credit related.				Reviewer Comment (XXXX-03-26): CPA letter provided reflecting borrower been self-employed for at least two years in the same business with 100% ownership. Exception Cleared Buyer Comment (XXXX-03-26): CPA letter	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121704	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	ATR failure due to Insufficient income documentation required per Investor Guidelines was not provided causing the loan to waterfall through the ATR Testing.	Reviewer Comment (XXXX-05-06): Investor accepts DTI exception which was downgraded.

Reviewer Comment (XXXX-04-17): Noted. As per the UW worksheet the total eligible deposit is XXXX which is incorrect. Firstly XXXX deposit of XXXX is considered twice. As per provided bank statement for XXXX Deposit is XXXX and unsourced deposit is XXXX and  XXXX deposit is XXXX. Due to which Total Deposit is XXXX  and Unsourced deposit is XXXX Total eligible deposit is XXXX / 12 = XXXXXXXX - 10% Expense ratio (XXXX) Therefore Monthly Income is $XXXXXXXX - XXXX = XXXXXXXX thus resulting in DTI variance for more than 5%. Exception remains.

Buyer Comment (XXXX-04-16): please review
																				XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121704	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs don't match and both significantly exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTIs calculated in accordance with the Lenders Guidelines of 55.08164% and based on 1026.43(c)(5) of 59.45% significantly exceed the guideline maximum of 50.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)	12 Months Bank Statement Income calculation - Lender considered 0% expense ratio for income calculation; however we considered 10.00% expense ratio as per the CPA letter due to which there is DTI Variance and DTI increased by 5.53%. Lender calculated DTI is 49.55800% and Calculated DTI as per clarity is 55.08164%.	The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.	760 vs 660	XXXX	Reviewer Comment (XXXX-05-06): Investor accepts and agrees to waive with compensating factors.

Reviewer Comment (XXXX-04-17): Noted. As per the UW worksheet the total eligible deposit is XXXX which is incorrect. Firstly XXXX deposit of XXXX is considered twice. As per provided bank statement for XXXX Deposit is XXXX and unsourced deposit is XXXX and  XXXX deposit is XXXX. Due to which Total Deposit is XXXX  and Unsourced deposit is XXXX Total eligible deposit is XXXX / 12 = XXXXXXXX - 10% Expense ratio (XXXX) Therefore Monthly Income is $XXXXXXXX - XXXX = XXXXXXXX thus resulting in DTI variance for more than 5%. Exception remains.

Buyer Comment (XXXX-04-16): please review
																				XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121704	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Timing Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.	The file was missing a copy of the executed ARM Disclosure or proof of the borrower's receipt within 3 days of originator application date.				Reviewer Comment (XXXX-03-26): Early ARM disclosure received. Exception cleared. Buyer Comment (XXXX-03-24): Early ARM disclosure	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	No Defined Cure	D	B	D	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121704	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower. (7200)	Loan Discount Points Fee was disclosed as XXXX on Initial LE and XXXX on Final CD. No sufficient Evidence of cure and no valid COC provided in file.				Reviewer Comment (XXXX-03-26): XXXXXXXX received valid COC and CD Buyer Comment (XXXX-03-24): Please see uploaded COC and CD	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	D	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350121704	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 55.08164% exceeds Guideline total debt ratio of 50.00000%.	12 Months Bank Statement Income calculation - Lender considered 0% expense ratio for income calculation; however we considered 10.00% expense ratio as per the CPA letter due to which there is DTI Variance and DTI increased by 5.53%. Lender calculated DTI is 49.55800% and Calculated DTI as per clarity is 55.08164%.	The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.	760 vs 660	XXXX	Reviewer Comment (XXXX-05-06): Investor accepts and agrees to waive with compensating factors.

Reviewer Comment (XXXX-05-06): Flipping to LS

Buyer Comment (XXXX-05-06): Please move loan to LS.  Non-QM v13, seller loan number remains the same as does the MAXID.

Buyer Comment (XXXX-05-05): Loan will be moving to XXXX

Buyer Comment (XXXX-05-05): investor exception approval

Buyer Comment (XXXX-05-04): per seller: 1. CPA Letter Validates the 10% Expense Ratio References the XXXX 26, XXXX letter from XXXX Service LLC confirming the borrower's business expenses do not exceed 10% of total income for the XXXX tax year. 2. Manual Calculation Was Necessary & Accurate Explains that the current Bank Statement Analysis Calculator we use only offers 0% (Personal BS), 20%, and 50% — no 10% option exists. The 10% was calculated on a separate worksheet with full math shown: XXXX ÷ 12 = XXXX avg. monthly deposits × 0.90 (10% expense) = XXXX qualifying income 3. Loan Was Underwritten at the Correct Income & DTI Underwriter Erin McFarland used the XXXX income (not the 0% figure of XXXX) Total Primary Housing Expense: XXXX DTI: 49.558%.

Reviewer Comment (XXXX-04-17): Noted. As per the UW worksheet the total eligible deposit is XXXX which is incorrect. Firstly XXXX deposit of XXXX is considered twice. As per provided bank statement for XXXX Deposit is XXXX and unsourced deposit is XXXX and  XXXX deposit is XXXX. Due to which Total Deposit is XXXX  and Unsourced deposit is XXXX Total eligible deposit is XXXX / 12 = XXXXXXXX - 10% Expense ratio (XXXX) Therefore Monthly Income is $XXXXXXXX - XXXX = XXXXXXXX thus resulting in DTI variance for more than 5%. Exception remains.

Buyer Comment (XXXX-04-16): per seller: Attached are the docs needed for this condition

Buyer Comment (XXXX-04-16): per seller: Attached are docs needed for this condition
																				XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121704	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Purchase Agreement / Sales Contract not provided		Require Purchase Contract for Subject property as it is missing in file.				Reviewer Comment (XXXX-03-26): Purchase Contract for Subject property as it is provided in file. Exception Cleared Buyer Comment (XXXX-03-25): Contract	XXXX	XXXX	XXXX	No	1	D	A	D	A	D	A	D	A	D	A	XXXX	XXXX	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121704	XXXX	XXXX	XXXX	XXXX	Credit	Title	Document Error	Title	The Preliminary/Commitment does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	Title Evidence: Commitment State: XXXX	Title Report reflects Subject Property City Name as "XXXX". All Credit docs in file reflect "XXXX", all credit docs to be updated to match title or title to be changed or client to accept as it is.				Reviewer Comment (XXXX-03-26): Title report is provided with correct subject city name. Exception Cleared Buyer Comment (XXXX-03-26): TITLE	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121704	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower. (8304)	Sufficient cure available in file, this exception will be cured when other Trid related exceptions are resolved.				Reviewer Comment (XXXX-03-26): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception.” Buyer Comment (XXXX-03-24): CD and COC	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	D	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350121704	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: HUD/CD (Initial Purchase) not provided		Provide the corrected CD showing the assumable indicator as yes on page 4.				Reviewer Comment (XXXX-03-26): PCCD is provided showing the assumable indicator as yes on page 4. Exception Cleared Buyer Comment (XXXX-03-24): PCCD	XXXX	XXXX	XXXX	No	1		A		A		A		A		A	XXXX	XXXX	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121704	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. (8304)	Sufficient cure provided at closing				Reviewer Comment (XXXX-03-26): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	No	1		A		A		A		A		A	XXXX	XXXX	Primary	Purchase	Final CD evidences Cure	D	B	D	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350121704	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The qualification method used by the lender is the Note rate. The guidelines require the qualification method of "greater of the fully indexed rate or the note rate". The DTI is 59.44% when using greater of the fully indexed rate or the note rate.	The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.	760 vs 660	XXXX	Reviewer Comment (XXXX-06-02): Investor exception provided. Buyer Comment (XXXX-06-02): investor exception approval for DTI 55.082% Reviewer Comment (XXXX-0XXXX): The lender did not use the correct tax amount and the HOA was not included. Buyer Comment (XXXX-0XXXX): Page 13 Income Calc worksheet and page 14 updated 1008 with DTI 53.137. Using a 10% expense ratio, the debt-to-income ratio calculates to 53%.The 2 personal bank statements are duplicates of what was provided in the original file.	XXXX	XXXX	XXXX	Yes	2		B		B		B		B		B	XXXX	XXXX	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121240	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX or income worksheet, 1120S (XXXX), Balance Sheet, P&L Statement	1) Require cash flow analysis/UW worksheet document for S-Corp Business - XXXX XXXX., Inc., as it was not found in file. 2) As per guidelines, require year-to-date and XXXX year end P&L and Balance Sheet for business - XXXX XXXX., Inc. 3) XXXX XXXX Co., Inc. - Require 1120S for the year XXXX. As per guidelines, signed and dated business tax returns with all applicable schedules for the most recent two years are required, and 1120S for the year XXXX is provided in file. Initial Credit Application date is XXXX.				Reviewer Comment (XXXX-06-12): Cash Flow Analysis captured and associated along with P&L Statement and Balance Sheet for the Year XXXX (Initial Application date is XXXX). 1120s and K-1 for the year XXXX captured and associated. - Exception Cleared. Buyer Comment (XXXX-06-11): Cash flow analysis Buyer Comment (XXXX-06-11): XXXX 1120s Buyer Comment (XXXX-06-11): Balance sheet Buyer Comment (XXXX-06-11): Profit and loss	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	A	C	B	B	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121240	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Balance Sheet not provided		As per guidelines, require year-to-date Balance Sheet for business - XXXX XXXX., Inc. - Credit Related.				Reviewer Comment (XXXX-06-12): Balance sheet received for YTD XXXX accepted as initial application date is XXXX. - Exception Cleared. Buyer Comment (XXXX-06-11): Balance sheet	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	A	C	B	B	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121240	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. (7506)					Reviewer Comment (XXXX-05-19): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	No	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Purchase	Final CD evidences Cure	C	B	C	A	C	B	B	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350121240	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General Ability to Repay Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	ATR failure due to insufficient income documentation. This exception will be cleared once all ATR-specific exceptions have been cured/cleared.				Reviewer Comment (XXXX-06-12): Cash Flow Analysis captured and associated along with P&L Statement and Balance Sheet for the Year XXXX (Initial Application date is XXXX). 1120s and K-1 for the year XXXX captured and associated. - Exception Cleared. Buyer Comment (XXXX-06-11): see upload	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	A	C	B	B	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121240	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Loan designation failure due to ATR failure. This exception will be cleared once all ATR-specific exceptions have been cured/cleared.				Reviewer Comment (XXXX-06-12): Cash Flow Analysis captured and associated along with P&L Statement and Balance Sheet for the Year XXXX (Initial Application date is XXXX). 1120s and K-1 for the year XXXX captured and associated. - Exception Cleared. Buyer Comment (XXXX-06-11): see upload	XXXX	XXXX	XXXX	No	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	A	C	B	B	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350121240	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Client:94822/XXXX)	Missing evidence the appraisal was provided to the borrower.				Buyer Comment (XXXX-06-12): Borrower signed an acknowledgement of receipt. Acknowledged as non-material.	XXXX	XXXX	XXXX	No	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	A	C	B	B	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121240	XXXX	XXXX	XXXX	XXXX	Property	Valuation	Valuation Issue	Valuation	Property is in a declining market.		CDA reflects declining. Appraisal reflects stable. OA to address.				Reviewer Comment (XXXX-06-12): Revised 1004 document received with Comments regarding Declining Market under Supplemental Addendum Doc id D0608. - Exception Cleared. Buyer Comment (XXXX-06-11): updated appraisal with comments on declining market	XXXX	XXXX	XXXX	No	1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Primary	Purchase		C	B	C	A	C	B	B	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121242	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	GSE	XXXX 2014 - 3% Points and Fees	XXXX 2014 3% Points and Fees Test. Points and Fees on subject loan of 4.18098% is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total XXXX on a Federal Total Loan Amount of XXXX vs. an investor allowable total of XXXX (an overage of XXXX or 1.18098%).	EV2 informational.				Buyer Comment (XXXX-0XXXX): Acknowledged non material	XXXX	XXXX	XXXX	No	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other	LOE, copy of check and proof of mailing/delivery. Note: Testing is optional based on deal settings.	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350121251	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Lender Exception(s) not provided		Approved Lender Exception Requested: XXXX is requesting an Investor Exception due to B3 does Not have 6 months with current Employer + B3 has been living Rent Free with B1 & B2 = his parents. B3 is employed by XXXX with a start date of XXXX and No prior work history. B3 was in school for prior work history. Compensating Factors: Net Post Close Reserves = 12+ mos, LTV below the max allowed, DTI below max allowed. Review for acceptance and downgrade consideration.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.		XXXX	Reviewer Comment (XXXX-06-08): Lender Exception with Compensating Factors provided. Buyer Comment (XXXX-06-04): Investor exception approval	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121238	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Loan designation failure due to ATR failure. This exception will be cleared once all ATR specific exceptions have been cured/cleared.				Reviewer Comment (XXXX-06-02): Exception provided.	XXXX	XXXX	XXXX	No	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350121238	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: CPA Letter not provided		Received CPA letter doesn't specify that the borrower has filed a Schedule C for the past two years. Need updated CPA letter stating borrower has filed a Schedule C for the past two years. [Guideline: If 1099(s) are issued to an entity and transcripts are not available. CPR/Tax Preparer letter is required verifying that the borrower has filed a Schedule C for the past two years.]				Reviewer Comment (XXXX-05-18): CPA is provided in file reflecting borrower has filed a Schedule C for the past two years XXXX-25. Exception Cleared Buyer Comment (XXXX-05-15): CPA Letter	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121238	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Lender Exception(s) not provided		Unapproved Lender Exception Requested: Borrower living rent free. Compensating Factors: Good credit depth on credit report for all other tradelines including high credit limit installment. Please review for acceptance.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX0.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.		XXXX	Reviewer Comment (XXXX-05-14): Lender Exception with Compensating Factors provided. Buyer Comment (XXXX-05-12): XXXX approved exception for borrower being rent free	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121238	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX Narrative, CPA Letter	A business narrative is required from the borrower to describe their 1099 employment including an expense factor that is related to their annual business. The minimum expense factor allowed is 10% and should be reasonable for the 1099 employment.				Reviewer Comment (XXXX-05-14): Received the Business Narrative. Buyer Comment (XXXX-05-13): Business Narrative	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121238	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	GSE	XXXX 2014 - 3% Points and Fees	XXXX 2014 3% Points and Fees Test. Points and Fees on subject loan of 3.61761% is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total XXXX on a Federal Total Loan Amount of XXXX vs. an investor allowable total of XXXX (an overage of XXXX or .61761%).	EV2.				Buyer Comment (XXXX-05-12): Acknowledged non material	XXXX	XXXX	XXXX	No	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase	LOE, copy of check and proof of mailing/delivery. Note: Testing is optional based on deal settings.	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350121238	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower. (7200)	Loan Discount Points was last disclosed as XXXX on LE but disclosed as XXXX on Final Closing Disclosure. File does not contain a valid COC for the additional discount fee added to the last () CD's , nor is cure present.				Reviewer Comment (XXXX-05-14): XXXXXXXX received a valid COC. Buyer Comment (XXXX-05-13): COC	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350121238	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 5.19 is less than Guideline PITIA months reserves of 6.00.	Need additional assets to meet reserve requirement. Cash to close+ EMD+ POCB(s) considered for cash to close.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX0.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.		XXXX	Reviewer Comment (XXXX-06-02): Investor exception provided. Buyer Comment (XXXX-0XXXX): Loan to be moving to XXXX Buyer Comment (XXXX-0XXXX): investor exception approval	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121238	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General Ability to Repay Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	ATR failure due to insufficient asset documentation. This exception will be cleared once all ATR specific exceptions have been cured/cleared.				Reviewer Comment (XXXX-06-02): Exception provided.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121238	XXXX	XXXX	XXXX	XXXX	Credit	Asset	Asset Eligibility	Asset	Guideline Issue: Seller concessions exceeds the amount allowed per credit guidelines	5% seller concession exceeds max of 3% when LTV exceeds 85%.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX0.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.	XXXX	Reviewer Comment (XXXX-06-02): Investor exception provided.

Buyer Comment (XXXX-06-02): Loan to be moved to LS.  LS has approved exceptions for IPC, 5%, 5.19 months reserves and rent free.  Please downgrade and waive.

Reviewer Comment (XXXX-0XXXX): The maximum LTV is 85% per the XXXX overlay. Exception narrative updated to reflect 85%.

Buyer Comment (XXXX-05-27): per  lender : We are not exceeding the LTV 89.99% stated in the exception requirements no principal reduction would be needed, ask them to proceed as our LTV 86.74% with adjustment. 1008 attached with sales price change reflected per request

Reviewer Comment (XXXX-05-21): Exception noted: Keep in mind that if Principal reduction is used permitted up to the lesser of XXXX or 2% of the new loan. So in this case XXXX0 principal curtailment is the max allowed.

Buyer Comment (XXXX-05-21): investor exception approval with the following: The sales price would need to be reduced by the overage assuming the LTV would still be under or equal to 89.99
																				XXXX	XXXX	XXXX	Yes	2		B		B		B		B		B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121248	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX Award Letter / Continuance Letter	Require Award Letter for Social Security Income for Borrower: XXXX for the amount of XXXX per month, as it is missing in file.				Reviewer Comment (XXXX-06-24): Noted. Lender has considered 15% of SSI income to be grossed to 125%. Calculation: Social Security Income = Final 1003 reflects Social Security Income for Borrower (XXXX) as XXXX and XXXX. Lender has grossed up 15% as non taxable SSI. (i.e. XXXX *15 / 100 = XXXX Grossing up XXXX * 2XXXX00 = XXXX therefore Considered Total SSI as XXXX + XXXX = XXXX for qualification. Exception cleared. Buyer Comment (XXXX-06-23): see attached	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121248	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Award Letter / Continuance Letter not provided		Require Award Letter for Social Security Income for Borrower: XXXX XXXX for the amount of XXXX per month, as it is missing in file. - Credit Related.				Reviewer Comment (XXXX-06-24): Noted. Lender has considered 15% of SSI income to be grossed to 125%. Calculation: Social Security Income = Final 1003 reflects Social Security Income for Borrower (XXXX) as XXXX and XXXX. Lender has grossed up 15% as non taxable SSI. (i.e. XXXX *15 / 100 = XXXX Grossing up XXXX * 2XXXX00 = XXXX therefore Considered Total SSI as XXXX + XXXX = XXXX for qualification. Exception cleared. Buyer Comment (XXXX-06-23): see attached	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121248	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	Loan designation failure due to ATR failure. This exception will be cleared once all ATR-specific exceptions have been cured or cleared.				Reviewer Comment (XXXX-06-25): XXXX historical income deemed a lease for testing purposes. Buyer Comment (XXXX-06-23): See uploads XXXX	XXXX	XXXX	XXXX	No	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350121248	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General Ability to Repay Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	ATR failure due to insufficient income documentation. This exception will be cleared once all ATR-specific exceptions have been cured or cleared.				Reviewer Comment (XXXX-06-24): Received Clarification on SSI income and Non-taxable SSI been grossed up. Exception cleared. Buyer Comment (XXXX-06-23): See uploads XXXX	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121248	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	EV1				Reviewer Comment (XXXX-06-25): XXXX historical income deemed a lease for testing purposes.	XXXX	XXXX	XXXX	No	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121248	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower. (75103)	Sufficient cure provided at closing for XXXX.				Reviewer Comment (XXXX-06-12): Cured at closing or within 60 days of consummation prior to TPR review	XXXX	XXXX	XXXX	No	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350121248	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Of Payments	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XXXX). The disclosed Total of Payments in the amount of XXXX is under disclosed by XXXX compared to the calculated total of payments of XXXX which exceeds the XXXX threshold. (Final/XXXX)	Disclosure reflects TOP of XXXX, but calculated TOP is XXXX. Variance = -XXXX.				Reviewer Comment (XXXX-06-29): XXXXXXXX received Letter of Explanation, Proof of Delivery, Refund check & Corrected CD Buyer Comment (XXXX-06-26): PCCD, LOE, Check, Tracking	XXXX	XXXX	XXXX	No	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission (required on rescindable transactions)	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350121248	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - REO 25% Method	Ability to Repay (Dodd-Frank 2014): Unable to verify Real Estate Owned income (25% Method) using reasonably reliable third-party records. (XXXX Ave/25% Vacancy Method)	XXXX Ave - property is on XXXX, and rental income was calculated through XXXX statements pay history. Although allowed by guides for compliance testing purposes-NON-Qm primary residence loan with ATR testing requires signed 1040 or transcripts.				Reviewer Comment (XXXX-06-25): XXXX historical income deemed a lease for testing purposes. Buyer Comment (XXXX-06-23): wvoe loan	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121248	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - REO 25% Method	Ability to Repay (Dodd-Frank 2014): Unable to verify Real Estate Owned income (25% Method) using reasonably reliable third-party records. (XXXX XXXX Pl/25% Vacancy Method)	XXXX XXXX Pl. - property is on XXXX, and rental income was calculated through XXXX statements pay history. Although allowed by guides for compliance testing purposes-NON-Qm primary residence loan with ATR testing requires signed 1040 or transcripts.				Reviewer Comment (XXXX-06-25): XXXX historical income deemed a lease for testing purposes. Buyer Comment (XXXX-06-23): wvoe loan	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121248	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. (75103)	Sufficient cure provided.				Reviewer Comment (XXXX-06-16): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	No	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Purchase	Final CD evidences Cure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350121241	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Source of Funds/Deposit not provided		Per guidelines, for gift funds, evidence of the donor's ability to provide funds, with 30 days' sourcing and seasoning is required.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	20 vs 6	XXXX	Reviewer Comment (XXXX-06-16): Investor accepts and agrees to waive with compensating factors. Reviewer Comment (XXXX-06-16): Flip in process Buyer Comment (XXXX-06-16): Please flip the loan to XXXX, loan should move to completed status once flipped. Same Cust# and Seller# and Non-QM V14. Reviewer Comment (XXXX-05-26): Will wait for direction to flip to LS. Buyer Comment (XXXX-05-21): Loan will be moving to XXXX Buyer Comment (XXXX-05-21): investor exception approval	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	B	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350121241	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Loan designation failure due to ATR failure. This exception will be cleared once all ATR-specific exceptions have been cured/cleared.				Reviewer Comment (XXXX-06-16): Lender exception for sourcing gift exception was waived. .	XXXX	XXXX	XXXX	No	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	B	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350121241	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General Ability to Repay Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	ATR failure due to insufficient asset documentation. This exception will be cleared once all ATR-specific exceptions have been cured/cleared.				Reviewer Comment (XXXX-06-16): Lender exception for sourcing gift exception was waived. .	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	B	B	C	A	A	A	Non QM	Non QM	No